                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07685

                              FRONTEGRA FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                400 Skokie Blvd.
                                    Suite 500
                           Northbrook, Illinois 60062
               (Address of principal executive offices) (Zip code)

                             William D. Forsyth III
                           400 Skokie Blvd., Suite 500
                           Northbrook, Illinois 60062
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (847) 509-9860

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

                      THE FRONTEGRA TOTAL RETURN BOND FUND

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                    THE FRONTEGRA INVESTMENT GRADE BOND FUND

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

ITEM 1. PROXY VOTING RECORD

                               VOTE SUMMARY REPORT
                           Jul 01, 2004 - Sep 30, 2004

FRONTEGRA HORIZON FUND - FHORIZON

Mtg           Company/                                     Mgmt  Vote     Record             Shares
Date/Type     Ballot Issues                     Security   Rec   Cast     Date      Prpnent  Voted
----------------------------------------------------------------------------------------------------

07/01/04 - A  COST PLUS, INC. *CPWM*            221485105                 05/07/04            36,130
              1     Elect Directors                        For   For                Mgmt
              2     Approve Omnibus Stock Plan             For   For                Mgmt
              3     Amend Non-Employee Director Stock      For   For                Mgmt
                    Option Plan
              4     Ratify Auditors                        For   For                Mgmt

07/15/04 - A  LIFECELL CORP. *LIFC*             531927101                 06/01/04            78,572
              1     Elect Directors                        For   For                Mgmt

07/21/04 - A  KEMET CORPORATION *KEM*           488360108                 06/02/04           170,450
              1     Elect Directors                        For   Split              Mgmt
              1.1   Elect Director David E. Maguire ---
                    Withhold
              1.2   Elect Director Joseph D. Swann ---
                    For
              2     Ratify Auditors                        For   Against            Mgmt
              3     Approve Omnibus Stock Plan             For   For                Mgmt

07/29/04 - A  AMERICAN SUPERCONDUCTOR CORP.     030111108                 06/09/04           133,993
              *AMSC*
              1     Elect Directors                        For   Split              Mgmt
              1.1   Elect Director Gregory J. Yurek ---
                    For
              1.2   Elect Director Albert J. Baciocco,
                    Jr. --- For
              1.3   Elect Director Vikram S. Budhraja
                    --- For
              1.4   Elect Director Peter O. Crisp --- For
              1.5   Elect Director Richard Drouin --- For
              1.6   Elect Director Andrew G.C. Sage, Ii
                    --- For
              1.7   Elect Director John B. Vander Sande
                    --- Withhold
              2     Increase Authorized Common Stock       For   For                Mgmt
              3     Approve Omnibus Stock Plan             For   Against            Mgmt
              4     Amend Non-Employee Director Stock      For   For                Mgmt
                    Option Plan
              5     Ratify Auditors                        For   For                Mgmt

08/05/04 - A  DRS TECHNOLOGIES, INC. *DRS*      23330X100                 06/24/04            47,910
              1     Elect Directors                        For   Split              Mgmt
              1.1   Elect Director William F. Heitmann
                    --- For
              1.2   Elect Director C. Shelton James ---
                    For
              1.3   Elect Director RADM Stuart F. Platt,
                    USN (Ret.) --- Withhold
              1.4   Elect Director Eric J. Rosen ---
                    Withhold

Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Jul 01, 2004 - Sep 30, 2004

FRONTEGRA HORIZON FUND - FHORIZON

Mtg           Company/                                     Mgmt  Vote     Record             Shares
Date/Type     Ballot Issues                     Security   Rec   Cast     Date      Prpnent  Voted
-----------------------------------------------------------------------------------------------------
              2     Ratify Auditors                        For   For                Mgmt

08/18/04 - A  CHOLESTECH CORP. *CTEC*           170393102                 06/21/04            91,565
              1     Elect Directors                        For   For                Mgmt
              2     Ratify Auditors                        For   For                Mgmt
              3     Amend Omnibus Stock Plan               For   For                Mgmt

08/26/04 - A  ADAPTEC, INC. *ADPT*              00651F108                 06/28/04           115,210
              1     Elect Directors                        For   For                Mgmt
              2     Approve Omnibus Stock Plan             For   For                Mgmt
              3     Ratify Auditors                        For   For                Mgmt

09/01/04 - A  APPLIED MICRO CIRCUITS CORP.      03822W109                 07/06/04           271,125
              *AMCC*
              1     Elect Directors                        For   For                Mgmt
              2     Ratify Auditors                        For   For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Oct 01, 2004 - Dec 31, 2004

FRONTEGRA HORIZON FUND - FHORIZON

Mtg           Company/                                      Mgmt  Vote   Record             Shares
Date/Type     Ballot Issues                      Security   Rec   Cast   Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------
10/01/04 - A  LASERCARD CORP *LCRD*              261876106               08/06/04           67,555
              1       Elect Directors                       For   For              Mgmt
              2       Ratify Auditors                       For   For              Mgmt
              3       Approve Omnibus Stock Plan            For   For              Mgmt
              4       Amend Employee Stock Purchase Plan    For   For              Mgmt
              5       Change Company Name                   For   For              Mgmt

10/04/04 - A  OXFORD INDUSTRIES, INC. *OXM*      691497309               08/16/04           19,565
              1       Elect Directors                       For   For              Mgmt
              2       Approve Employee Stock Purchase Plan  For   For              Mgmt
              3       Approve Omnibus Stock Plan            For   For              Mgmt
              4       Ratify Auditors                       For   For              Mgmt

10/15/04 - A  ACTEL CORP. *ACTL*                 004934105               09/01/04           51,525
              1       Elect Directors                       For   Split            Mgmt
              1.1     Elect Director John C. East --- For
              1.2     Elect Director James R. Fiebiger
                      --- For
              1.3     Elect Director Jacob S. Jacobsson
                      --- For
              1.4     Elect Director J. Daniel McCranie
                      --- For
              1.5     Elect Director Henry L. Perret ---
                      Withhold
              1.6     Elect Director Robert G. Spencer
                      --- For
              2       Ratify Auditors                       For   For              Mgmt

10/19/04 - A  SYNAPTICS INC *SYNA*               87157D109               09/01/04           41,701
              1       Elect Directors                       For   Split            Mgmt
              1.1     Elect Director Federico Faggin ---
                      Withhold
              1.2     Elect Director W. Ronald Van Dell
                      --- For
              2       Amend Omnibus Stock Plan              For   For              Mgmt
              3       Ratify Auditors                       For   For              Mgmt

10/21/04 - A  TECHNE CORP. *TECH*                878377100               09/10/04           19,615
              1       Fix Number of Directors               For   For              Mgmt
              2       Elect Directors                       For   Split            Mgmt
              2.1     Elect Director Thomas E. Oland ---
                      For
              2.2     Elect Director Roger C. Lucas, Ph.D
                      --- Withhold
              2.3     Elect Director Howard V. O'Connell
                      --- For
              2.4     Elect Director G. Arthur Herbert
                      --- For
              2.5     Elect Director Randolph C Steer
                      M.D. Ph.D --- For

Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Oct 01, 2004 - Dec 31, 2004

FRONTEGRA HORIZON FUND - FHORIZON

Mtg           Company/                                      Mgmt    Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec     Cast     Date      Prpnent  Voted
--------------------------------------------------------------------------------------------------------
              2.6     Elect Director Robert V.
                      Baumgartner --- For

10/26/04 - A  DUPONT PHOTOMASKS, INC. *DPMI*     26613X101                   08/27/04            70,745
              1       Elect Directors                       For     For                Mgmt
              2       Ratify Auditors                       For     For                Mgmt
              3       Amend Non-Employee Director Stock     For     Against            Mgmt
                      Option Plan

10/27/04 - A  DIGENE CORP. *DIGE*                253752109                   09/10/04            35,435
              1       Elect Directors                       For     For                Mgmt
              2       Amend Omnibus Stock Plan              For     Against            Mgmt
              3       Amend Omnibus Stock Plan              For     For                Mgmt

10/29/04 - A  PERRIGO CO. *PRGO*                 714290103                   09/01/04           126,570
              1       Elect Directors                       For     For                Mgmt
              2       Approve Increase in Size of Board     For     For                Mgmt

11/08/04 - A  OSI SYSTEMS, INC. *OSIS*           671044105                   09/24/04           160,132
              1       Elect Directors                       For     For                Mgmt
              2       Ratify Auditors                       For     For                Mgmt
              3       Increase Authorized Common Stock      For     For                Mgmt
              4       Amend Stock Option Plan               For     For                Mgmt

11/10/04 - A  HARMAN INTERNATIONAL INDUSTRIES,   413086109                   09/13/04            17,910
              INC. *HAR*
              1       Elect Directors                       For     For                Mgmt

11/15/04 - A  OVERLAND STORAGE, INC. *OVRL*      690310107                   09/20/04           154,870
              1       Elect Directors                       For     For                Mgmt
              2       Amend Omnibus Stock Plan              For     For                Mgmt
              3       Ratify Auditors                       For     For                Mgmt

11/30/04 - S  ADVANCED FIBRE COMMUNICATIONS,     00754A105                   10/25/04            77,490
              INC.
              1       Approve Merger Agreement              For     For                Mgmt

12/01/04 - A  CACI INTERNATIONAL, INC. *CAI*     127190304                   10/04/04            24,185
              1       Elect Directors                       For     Split              Mgmt
              1.1     Elect Director Herbert W. Anderson
                      --- For

Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Oct 01, 2004 - Dec 31, 2004

FRONTEGRA HORIZON FUND - FHORIZON

Mtg           Company/                                      Mgmt  Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec   Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------
              1.2     Elect Director Michael J. Bayer ---
                      For
              1.3     Elect Director Peter A. Derow ---
                      For
              1.4     Elect Director Richard L.
                      Leatherwood --- For
              1.5     Elect Director J. Phillip London
                      --- For
              1.6     Elect Director Barbara A. McNamara
                      --- For
              1.7     Elect Director Arthur L. Money ---
                      For
              1.8     Elect Director Warren R. Phillips
                      --- For
              1.9     Elect Director Charles P. Revoile
                      --- Withhold
              1.10    Elect Director John M. Toups --- For
              1.11    Elect Director Larry D. Welch ---
                      For
              2       Ratify Auditors                       For   For                Mgmt
              3       Amend Omnibus Stock Plan              For   For                Mgmt
              4       Adjourn Meeting                       For   Against            Mgmt

12/01/04 - A  KENSEY NASH CORP. *KNSY*           490057106                 10/22/04           51,556
              1       Elect Directors                       For   For                Mgmt
              2       Ratify Auditors                       For   For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT
                           Jan 01, 2005 - Mar 31, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                     Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                     Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
01/27/05 - A  COMMERCIAL METALS CO. *CMC*       201723103                     11/29/04            64,565
              1     Elect Directors                        For       For                Mgmt
              2     Amend Non-Employee Director Stock      For       For                Mgmt
                    Option Plan

                        V. Vote Recommendation The total cost
                        of the company's plans of 9.73 percent is
                        within the allowable cap for this company of
                        12.52 percent.
              3     Ratify Auditors                        For       For                Mgmt

02/03/05 - A  VARIAN INC *VARI*                 922206107                     12/13/04            58,330
              1     Elect Directors                        For       For                Mgmt
              2     Amend Omnibus Stock Plan               For       For                Mgmt

                        V. Vote Recommendation The total cost
                        of the company's plans of 15.48 percent is within the allowable cap for this company of
                        19.69 percent. Additionally, this plan
                        expressly forbids repricing. The aggregate number of awards granted to the company's named officers in 2004 represents 42.68 percent of the total awards granted in that year.

02/08/05 - A  CUBIC CORP. *CUB*                 229669106                     12/30/04           121,973
              1     Elect Directors                        For       For                Mgmt
              2     Ratify Auditors                        For       For                Mgmt

02/16/05 - A  ARVINMERITOR, INC. *ARM*          043353101                     12/10/04           132,830
              1     Elect Directors                        For       For                Mgmt
              2     Ratify Auditors                        For       For                Mgmt
              3     Amend Omnibus Stock Plan               For       For                Mgmt
                        II. Vote Recommendation The amendment is
                        designed to bring the plan into compliance
                        with Section 162 (m) in order to preserve the
                        tax deductibility and provides for the
                        issuance of awards with performance-based
                        criteria. We believe these are positive
                        amendments, therefore, we recommend a vote FOR
                        Item 3.
              4     Amend Omnibus Stock Plan               For       For                Mgmt
                        II. Vote Recommendation The amendment is
                        designed to bring the plan into compliance
                        with Section 162 (m) in order to preserve the
                        tax deductibility and provides for the
                        issuance of awards with performance-based
                        criteria. We believe these are positive
                        amendments, therefore, we recommend

Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Jan 01, 2005 - Mar 31, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                     Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                     Security   Rec       Cast     Date      Prpnent  Voted
--------------------------------------------------------------------------------------------------------
                        a vote FOR Item 4.

02/24/05 - A  VARIAN SEMICONDUCTOR EQUIPMENT    922207105                     12/29/04            92,045
              ASSOCIATES, INC. *VSEA*
              1     Elect Directors                        For       For                Mgmt
              2     Amend Omnibus Stock Plan               For       For                Mgmt
                        V. Vote Recommendation The total cost of the
                        company's plans of 11.40 percent is within the
                        allowable cap for this company of 12.18
                        percent. The company's three year average burn
                        rate calculation of 2.18 percent is lower than
                        its four-digits GICS peer group of 7.97
                        percent. Therefore, the company has passed
                        ISS's three-year average burn rate policy.
              3     Amend Omnibus Stock Plan               For       For                Mgmt
                        The cost associated with this proposed
                        amendment is included in the calculations for
                        Item 2. Given that the total cost of the
                        company's plans is within the allowable cap
                        for this company, we recommend a vote FOR this
                        proposal.
              4     Amend Omnibus Stock Plan               For       For                Mgmt
                        The cost associated with this proposed
                        amendment is included in the calculations for
                        Item 2. Given that the total cost of the
                        company's plans is within the allowable cap
                        for this company, we recommend a vote FOR this
                        proposal.
              5     Amend Omnibus Stock Plan               For       For                Mgmt
                        The cost associated with this proposed
                        amendment is included in the calculations for
                        Item 2. Given that the total cost of the
                        company's plans is within the allowable cap
                        for this company, we recommend a vote FOR this
                        proposal.
              6     Ratify Auditors                        For       For                Mgmt

03/01/05 - A  HEADWATERS INCORPORATED *HDWR*    42210P102                     01/19/05            41,635
              1     Elect Directors                        For       For                Mgmt
              1.1   Elect Director Kirk A. Benson --- For
                        We recommend a vote FOR the directors with the
                        exception of affiliated outsider Raymond J.
                        Weller. We recommend that shareholders
                        WITHHOLD votes from Raymond J. Weller for
                        standing as an affiliated outsider on the
                        Compensation and Nominating committees.
              1.2   Elect Director Raymond J. Weller --- For

Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Jan 01, 2005 - Mar 31, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                     Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                     Security   Rec       Cast     Date      Prpnent  Voted
--------------------------------------------------------------------------------------------------------
              1.3   Elect Director E.J. 'Jake' Garn ---
                    For
              1.4   Elect Director Blake O. Fisher, Jr.
                    --- For
              2     Ratify Auditors                        For       For                Mgmt
              3     Increase Authorized Common Stock       For       For                Mgmt
              4     Approve Executive Incentive Bonus      For       For                Mgmt
                    Plan
                        The performance measures included under the
                        plan are appropriate for the company given its
                        line of business, long-term strategic
                        objectives, and industry-specific measures for
                        assessing market competitiveness.
                        Additionally, the plan is administered by a
                        committee of independent outsiders who must
                        certify attainment of these objective,
                        measurable performance goals before cash
                        awards are paid to participants. Moreover,
                        preservation of the full deductibility of all
                        compensation paid reduces the company's
                        corporate tax obligation.
              5     Approve Omnibus Stock Plan             For       Against            Mgmt
                        V. Vote Recommendation Although the total cost
                        of the company's plan of 12.36 percent is
                        within the allowable cap for this company of
                        19.11 percent, the company's three-year
                        average burn rate is 3.49 percent, which is
                        higher than its four-digit GICS peer group of
                        2.36 percent. Therefore, the company has
                        failed ISS's three-year average burn rate
                        policy.

03/09/05 - A  APPLIED SIGNAL TECHNOLOGY, INC.   038237103                     01/21/05           114,749
              *APSG*
              1     Elect Directors                        For       For                Mgmt
              2     Ratify Auditors                        For       For                Mgmt

03/09/05 - A  BEI TECHNOLOGIES, INC. *BEIQ*     05538P104                     01/18/05            63,426
              1     Elect Directors                        For       For                Mgmt
              2     Ratify Auditors                        For       For                Mgmt

03/15/05 - A  LONGVIEW FIBRE CO. *LFB*          543213102                     01/19/05           140,920
              1     Elect Directors                        For       Split              Mgmt
              1.1   Elect Director Lisa J. McLaughlin
                    --- Withhold
                        We recommend a vote FOR the directors with the
                        exception of insider Lisa J. McLaughlin. We
                        recommend that shareholders WITHHOLD votes
                        from Lisa J. McLaughlin for failure to
                        establish a majority

Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT
                           Jan 01, 2005 - Mar 31, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                     Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                     Security   Rec       Cast     Date      Prpnent  Voted
--------------------------------------------------------------------------------------------------------
                        independent board.
              1.2   Elect Director M. Alexis Dow, CPA
                    --- For
              1.3   Elect Director Michael C. Henderson
                    --- For

03/15/05 - S  PERRIGO CO. *PRGO*                714290103                     02/15/05           225,015
              1     Issue Shares in Connection with an     For       For                Mgmt
                    Acquisition
                        Perrigo, the largest U.S. manufacturer of
                        over-the-counter drugs, believes that the
                        acquisition of Israeli drugmaker Agis will
                        provide an opportunity for global growth and
                        expansion in the generic pharmaceutical,
                        active pharmaceutical ingredients, and
                        consumer healthcare markets, as well as in the
                        store-brand nonprescription drug market.
                        Based on our review of the terms of the
                        transaction and the factors described
                        above, we believe that the share issuance
                        warrants shareholder support.

03/17/05 - A  ROFIN-SINAR TECHNOLOGIES, INC.    775043102                     01/21/05            82,338
              *RSTI*
              1     Elect Directors                        For       For                Mgmt
              2     Ratify Auditors                        For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 4

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
04/04/05 - A  ANALOGIC CORP. *ALOG*              032657207                     02/08/05            92,831
              1       Elect Directors                       For       For                Mgmt

04/13/05 - A  IMAX CORP. *IMX.*                  45245E109                     03/09/05           212,544
              1       Elect Directors                       For       For                Mgmt
              2       Approve PricewaterhouseCoopers LLP    For       For                Mgmt
                      as Auditors and Authorize Board to
                      Fix Remuneration of Auditors

04/14/05 - S  MAPICS, INC.                       564910107                     03/08/05            79,373
              1       Approve Merger Agreement              For       For                Mgmt

04/20/05 - A  DORAL FINANCIAL CORP. *DRL*        25811P100                     03/09/05            61,587
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

04/21/05 - A  WAUSAU PAPER CORP *WPP*            943315101                     02/18/05           164,857
              1       Elect Directors                       For       For                Mgmt
              2       Change Company Name                   For       For                Mgmt

04/21/05 - A  WOLVERINE WORLD WIDE, INC. *WWW*   978097103                     03/01/05           125,685
              1       Elect Directors                       For       For                Mgmt
              2       Increase Authorized Common Stock      For       For                Mgmt
              3       Approve Omnibus Stock Plan            For       For                Mgmt
              4       Ratify Auditors                       For       For                Mgmt

04/22/05 - A  EXELIXIS, INC *EXEL*               30161Q104                     03/04/05           195,228
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Stelios
                      Papadopoulos, Ph.D --- Withhold
              1.2     Elect Director George A. Scangos,
                      Ph.D. --- Withhold
              1.3     Elect Director Frank McCormick,
                      Ph.D --- Withhold
              1.4     Elect Director Lance Willsey, M.D
                      --- For
              2       Ratify Auditors                       For       For                Mgmt
              3       Amend Qualified Employee Stock        For       For                Mgmt
                      Purchase Plan

04/25/05 - A  TEXAS REGIONAL BANKSHARES, INC.    882673106                     02/28/05            85,686
              *TRBS*
              1       Elect Directors                       For       For                Mgmt
              2       Increase Authorized Common Stock      For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
              3       Approve Stock Option Plan             For       For                Mgmt
              4       Approve Stock Option Plan             For       For                Mgmt
              5       Ratify Auditors                       For       For                Mgmt

04/25/05 - A  THE LUBRIZOL CORP. *LZ*            549271104                     03/04/05            91,609
              1       Elect Directors                       For       For                Mgmt
              2       Approve Omnibus Stock Plan            For       For                Mgmt
              3       Ratify Auditors                       For       For                Mgmt

04/26/05 - A  BOK FINANCIAL CORP. *BOKF*         05561Q201                     03/01/05            29,075
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Gregory S. Allen ---
                      Withhold
              1.2     Elect Director C. Fred Ball, Jr.
                      --- Withhold
              1.3     Elect Director Sharon J. Bell ---
                      For
              1.4     Elect Director Peter C. Boylan, III
                      --- For
              1.5     Elect Director Chester Cadieux, III
                      --- Withhold
              1.6     Elect Director Joseph E. Cappy ---
                      For
              1.7     Elect Director Paula
                      Marhsall-Chapman --- For
              1.8     Elect Director William F. Durrett
                      --- For
              1.9     Elect Director Robert G. Greer, ---
                      Withhold
              1.10    Elect Director David F. Griffin,
                      --- For
              1.11    Elect Director V. Burns Hargis ---
                      Withhold
              1.12    Elect Director E. Carey Joullian,
                      IV --- For
              1.13    Elect Director George B. Kaiser ---
                      Withhold
              1.14    Elect Director Judith Z. Kishner
                      --- For
              1.15    Elect Director David L. Kyle ---
                      Withhold
              1.16    Elect Director Robert J. LaFortune
                      --- For
              1.17    Elect Director Stanley A. Lybarger
                      --- Withhold
              1.18    Elect Director Steven J. Malcolm
                      --- For
              1.19    Elect Director Steven E. Moore ---
                      For
              1.20    Elect Director James A. Robinson
                      --- For
              1.21    Elect Director L. Francis Rooney,
                      III --- For
              1.22    Elect Director Kathryn L. Taylor
                      --- For

Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
04/26/05 - A  R&G FINANCIAL CORP. *RGF*          749136107                     03/25/05            69,586
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Victor J. Galan ---
                      Withhold
              1.2     Elect Director Ramon Prats ---
                      Withhold
              1.3     Elect Director Enrique
                      Umpierre-Suarez --- Withhold
              1.4     Elect Director Eduardo McCormack
                      --- For
              2       Ratify Auditors                       For       For                Mgmt

04/27/05 - A  ENERGEN CORP. *EGN*                29265N108                     03/04/05            53,495
              1       Elect Directors                       For       For                Mgmt
              2       Increase Authorized Common Stock      For       For                Mgmt

04/27/05 - A  RUSSELL CORP. *RML*                782352108                     03/11/05            41,200
              1       Elect Directors                       For       For                Mgmt

04/28/05 - A  ALEXANDER & BALDWIN, INC. *ALEX*   014482103                     02/18/05            91,730
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt
              3       Amend Stock Option Plan               For       For                Mgmt

04/28/05 - A  AMERUS GROUP CO. *AMH*             03072M108                     03/01/05            75,933
              1       Elect Directors                       For       For                Mgmt
              2       Amend Omnibus Stock Plan              For       For                Mgmt
              3       Approve Executive Incentive Bonus     For       For                Mgmt
                      Plan
              4       Ratify Auditors                       For       For                Mgmt

04/28/05 - A  CABOT OIL & GAS CORP. *COG*        127097103                     03/16/05            44,485
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

04/28/05 - A  FIRST BANCORP(PUERTO RICO) *FBP*   318672102                     03/14/05            67,740
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt
              3       Other Business                        For       Against            Mgmt

04/28/05 - A  ORBITAL SCIENCES CORP. *ORB*       685564106                     03/08/05           339,124
              1       Elect Directors                       For       For                Mgmt
              2       Approve Omnibus Stock Plan            For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
              3       Ratify Auditors                       For       For                Mgmt

04/29/05 - A  STEWART INFORMATION SERVICES       860372101                     03/01/05            68,570
              CORP. *STC*
              1       Elect Directors                       For       For                Mgmt
              2       Approve Stock Option Plan             For       For                Mgmt

05/03/05 - A  CELL GENESYS, INC. *CEGE*          150921104                     03/07/05           156,942
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt
              3       Increase Authorized Common Stock      For       For                Mgmt
              4       Approve Omnibus Stock Plan            For       For                Mgmt
              5       Other Business                        For       Against            Mgmt

05/03/05 - A  HNI CORP *HNI*                     404251100                     03/04/05            67,105
              1       Elect Directors                       For       For                Mgmt
              2       Amend Executive Incentive Bonus Plan  For       For                Mgmt
              3       Amend Executive Incentive Bonus Plan  For       For                Mgmt

05/05/05 - A  COACHMEN INDUSTRIES, INC. *COA*    189873102                     03/21/05            73,195
              1       Elect Directors                       For       For                Mgmt

05/05/05 - A  COMPUCREDIT CORP *CCRT*            20478N100                     03/16/05            45,445
              1       Elect Directors                       For       For                Mgmt
              2       Approve Performance-Based Criteria    For       For                Mgmt
                      under Employment Agreement

05/05/05 - A  METHANEX CORP. *MX.*               59151K108                     03/14/05           205,402
              1       Elect Directors                       For       For                Mgmt
              2       Ratify KPMG LLP as Auditors           For       For                Mgmt
              3       Authorize Board to Fix Remuneration   For       For                Mgmt
                      of the Auditors

05/09/05 -    AGRIUM INC. *AGU.*                 008916108                     03/17/05           199,048
A/S
              1       Elect Directors                       For       For                Mgmt
              2       Ratify KPMG LLP as Auditors           For       For                Mgmt
              3       Amend Stock Option and Tandem SAR     For       For                Mgmt
                      Plan

Mgmt Rec - Company Management Recommended Vote                            Page 4

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
05/09/05 - A  CATHAY GENERAL BANCORP *CATY*      149150104                     03/17/05            74,238
              1       Elect Directors                       For       For                Mgmt
              2       Approve Omnibus Stock Plan            For       Against            Mgmt

05/10/05 - A  OCEANEERING INTERNATIONAL, INC.    675232102                     03/21/05           108,441
              *OII*
              1       Elect Directors                       For       For                Mgmt
              2       Approve Omnibus Stock Plan            For       For                Mgmt
              3       Ratify Auditors                       For       For                Mgmt

05/10/05 - A  TETRA TECHNOLOGIES, INC. *TTI*     88162F105                     03/14/05           124,988
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt
              3       Approve Omnibus Stock Plan            For       Against            Mgmt

05/11/05 - A  COMMUNITY BANK SYSTEM, INC.        203607106                     03/23/05            89,045
              *CBU*
              1       Elect Directors                       For       For                Mgmt

05/11/05 - A  CRAY INC. *CRAY*                   225223106                     03/14/05           680,265
              1       Elect Directors                       For       For                Mgmt
              2       Amend Qualified Employee Stock        For       For                Mgmt
                      Purchase Plan

05/11/05 - A  SOUTHWESTERN ENERGY CO. *SWN*      845467109                     03/03/05            74,355
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt
              3       Increase Authorized Common Stock      For       For                Mgmt
              4       Approve Increase Bond Indebtedness    For       For                Mgmt

05/12/05 - A  AVISTA CORPORATION *AVA*           05379B107                     03/11/05            72,660
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt
              3       Amend Omnibus Stock Plan              For       For                Mgmt

05/13/05 - A  TEKELEC *TKLC*                     879101103                     03/24/05           244,826
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Robert V. Adams ---
                      For
              1.2     Elect Director Jean-Claude Asscher
                      --- For

Mgmt Rec - Company Management Recommended Vote                            Page 5

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
              1.3     Elect Director Daniel L. Brenner
                      --- For
              1.4     Elect Director Mark A. Floyd --- For
              1.5     Elect Director Martin A. Kaplan ---
                      Withhold
              1.6     Elect Director Frederick M. Lax ---
                      For
              1.7     Elect Director Jon F. Rager --- For
              2       Approve Qualified Employee Stock      For       For                Mgmt
                      Purchase Plan
              3       Ratify Auditors                       For       For                Mgmt

05/16/05 - A  UNITED BANKSHARES, INC. *UBSI*     909907107                     03/28/05            81,935
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Richard M. Adams ---
                      For
              1.2     Elect Director Robert G. Astorg ---
                      For
              1.3     Elect Director Thomas J. Blair, III
                      --- For
              1.4     Elect Director Harry L. Buch --- For
              1.5     Elect Director W. Gaston Caperton,
                      III --- Withhold
              1.6     Elect Director Lawrence K. Doll ---
                      For
              1.7     Elect Director H. Smoot Fahlgren
                      --- Withhold
              1.8     Elect Director Theodore J.
                      Georgelas --- For
              1.9     Elect Director F. T. Graff, Jr. ---
                      Withhold
              1.10    Elect Director Russell L. Isaacs
                      --- For
              1.11    Elect Director John M. McMahon ---
                      For
              1.12    Elect Director J. Paul McNamara ---
                      For
              1.13    Elect Director G. Ogden Nutting ---
                      For
              1.14    Elect Director William C. Pitt, III
                      --- For
              1.15    Elect Director I. N. Smith, Jr. ---
                      For
              1.16    Elect Director Mary K. Weddle ---
                      For
              1.17    Elect Director P. Clinton Winter,
                      Jr. --- For
              2       Other Business                        For       Against            Mgmt

05/17/05 - A  PEET'S COFFEE & TEA INC *PEET*     705560100                     03/28/05           144,788
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

05/18/05 - A  FIRST MIDWEST BANCORP, INC.        320867104                     03/24/05            59,955
              *FMBI*
              1       Elect Directors                       For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 6

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
05/18/05 - A  NEWPORT CORP. *NEWP*               651824104                     04/01/05           196,091
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

05/18/05 - A  PACIFIC SUNWEAR OF CALIFORNIA,     694873100                     04/04/05           146,065
              INC. *PSUN*
              1       Elect Directors                       For       For                Mgmt
              3       Amend Omnibus Stock Plan              For       For                Mgmt
              4       Ratify Auditors                       For       For                Mgmt

05/19/05 - A  ANADIGICS, INC. *ANAD*             032515108                     04/04/05           299,963
              1       Elect Directors                       For       For                Mgmt
              2       Amend Qualified Employee Stock        For       For                Mgmt
                      Purchase Plan
              3       Approve Omnibus Stock Plan            For       For                Mgmt
              4       Ratify Auditors                       For       For                Mgmt

05/19/05 - A  CORPORATE OFFICE PROPERTIES        22002T108                     03/15/05           175,648
              TRUST, INC. *OFC*
              1       Elect Directors                       For       For                Mgmt

05/19/05 - A  TRIMBLE NAVIGATION LTD. *TRMB*     896239100                     03/21/05           112,060
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Steven W. Berglund
                      --- For
              1.2     Elect Director Robert S. Cooper ---
                      For
              1.3     Elect Director John B. Goodrich ---
                      Withhold
              1.4     Elect Director William Hart --- For
              1.5     Elect Director Ulf J. Johansson ---
                      For
              1.6     Elect Director Bradford W.
                      Parkinson --- Withhold
              1.7     Elect Director Nickolas W. Vande
                      Steeg --- For
              2       Amend Stock Option Plan               For       For                Mgmt
              3       Ratify Auditors                       For       For                Mgmt

05/20/05 - A  INTUITIVE SURGICAL INC *ISRG*      46120E602                     04/04/05            60,320
              1       Elect Directors                       For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 7

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
05/23/05 - A  JEFFERIES GROUP, INC *JEF*         472319102                     04/04/05           104,648
              1       Elect Directors                       For       For                Mgmt

05/24/05 - A  CALLAWAY GOLF CO. *ELY*            131193104                     03/25/05           160,040
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

05/24/05 - A  MACROVISION CORP. *MVSN*           555904101                     03/31/05            84,110
              1       Elect Directors                       For       For                Mgmt
              2       Amend Omnibus Stock Plan              For       For                Mgmt
              3       Amend Non-Employee Director Stock     For       For                Mgmt
                      Option Plan
              4       Amend Qualified Employee Stock        For       For                Mgmt
                      Purchase Plan
              5       Ratify Auditors                       For       For                Mgmt

05/24/05 - A  PACIFIC CAPITAL BANCORP *PCBC*     69404P101                     03/25/05           123,182
              1       Elect Directors                       For       For                Mgmt
              2       Approve Non-Employee Director         For       For                Mgmt
                      Omnibus Stock Plan
              3       Increase Authorized Common Stock      For       For                Mgmt

05/25/05 - A  ARRIS GROUP INC *ARRS*             04269Q100                     04/08/05           622,411
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

05/25/05 - A  CALPINE CORP. *CPN*                131347106                     04/01/05           775,420
              1       Elect Directors                       For       For                Mgmt
              2       Declassify the Board of Directors     For       For                Mgmt
              3       Ratify Auditors                       For       For                Mgmt

05/25/05 - A  THORATEC CORP. *THOR*              885175307                     04/19/05           180,478
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director J. Donald Hill ---
                      Withhold
              1.2     Elect Director D. Keith Grossman
                      --- For
              1.3     Elect Director Howard E. Chase ---
                      For
              1.4     Elect Director J. Daniel Cole ---
                      For
              1.5     Elect Director Neil F. Dimick ---
                      For
              1.6     Elect Director William M. Hitchcock
                      --- For
              1.7     Elect Director George W. Holbrook,
                      Jr. --- Withhold
              1.8     Elect Director Daniel M. Mulvena
                      ---

Mgmt Rec - Company Management Recommended Vote                            Page 8

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
                      Withhold
              2       Ratify Auditors                       For       For                Mgmt

05/26/05 - A  BJ WHOLESALE CLUB, INC *BJ*        05548J106                     04/11/05           157,554
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

05/26/05 - A  KNIGHT TRANSPORTATION, INC.        499064103                     03/31/05           106,130
              *KNX*
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Timothy M. Kohl ---
                      Withhold
              1.2     Elect Director Donald A. Bliss ---
                      For
              1.3     Elect Director Mark Scudder ---
                      Withhold
              1.4     Elect Director Kathryn L. Munro ---
                      For
              2       Amend Omnibus Stock Plan              For       For                Mgmt
              3       Ratify Auditors                       For       For                Mgmt

05/26/05 - A  PAYLESS SHOESOURCE, INC. *PSS*     704379106                     04/01/05            88,800
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

05/26/05 - A  RAVEN INDUSTRIES, INC. *RAVN*      754212108                     04/07/05            65,457
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Anthony W. Bour ---
                      For
              1.2     Elect Director David A. Christensen
                      --- Withhold
              1.3     Elect Director Thomas S. Everist
                      --- For
              1.4     Elect Director Mark E. Griffin ---
                      For
              1.5     Elect Director Conrad J. Hoigaard
                      --- For
              1.6     Elect Director Cynthia H. Milligan
                      --- For
              1.7     Elect Director Ronald M. Moquist
                      --- For

05/26/05 - A  SYMYX TECHNOLOGIES, INC. *SMMX*    87155S108                     03/28/05           162,063
              1       Elect Directors                       For       For                Mgmt
              2       Amend Omnibus Stock Plan              For       For                Mgmt
              3       Ratify Auditors                       For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 9

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
05/27/05 - A  CERNER CORP. *CERN*                156782104                     04/01/05            92,360
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director John C. Danforth ---
                      Withhold
              1.2     Elect Director Neal L. Patterson
                      --- For
              1.3     Elect Director William D. Zollars
                      --- Withhold
              2       Ratify Auditors                       For       For                Mgmt

06/01/05 - A  LEAPFROG ENTERPRISES INC *LF*      52186N106                     04/11/05           306,685
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Steven B. Fink ---
                      Withhold
              1.2     Elect Director Paul A. Rioux ---
                      Withhold
              1.3     Elect Director Thomas J. Kalinske
                      --- Withhold
              1.4     Elect Director Jerome J. Perez ---
                      Withhold
              1.5     Elect Director E. Stanton McKee,
                      Jr. --- For
              1.6     Elect Director Stanley E. Maron ---
                      For
              1.7     Elect Director Ralph R. Smith ---
                      For
              1.8     Elect Director Caden Wang --- For
              2       Ratify Auditors                       For       For                Mgmt

06/02/05 - A  CRYOLIFE, INC. *CRY*               228903100                     03/31/05           173,080
              1       Elect Directors                       For       For                Mgmt

06/03/05 - A  ACTEL CORP. *ACTL*                 004934105                     04/15/05            92,667
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director John C. East --- For
              1.2     Elect Director James R. Fiebiger
                      --- Withhold
              1.3     Elect Director Jacob S. Jacobsson
                      --- For
              1.4     Elect Director J. Daniel Mccranie
                      --- Withhold
              1.5     Elect Director Henry L. Perret ---
                      Withhold
              1.6     Elect Director Robert G. Spencer
                      --- Withhold
              2       Amend Omnibus Stock Plan              For       For                Mgmt
              3       Amend Qualified Employee Stock        For       For                Mgmt
                      Purchase Plan
              4       Ratify Auditors                       For       For                Mgmt

Mgmt Rec - Company Management Recommended Vote                           Page 10

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
---------------------------------------------------------------------------------------------------------
06/03/05 - A  OAKLEY, INC. *OO*                  673662102                     03/31/05           306,500
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

06/07/05 - A  MAXYGEN, INC. *MAXY*               577776107                     04/11/05           250,587
              1       Elect Directors                       For       For                Mgmt
              2       Ratify Auditors                       For       For                Mgmt

06/23/05 - A  A.G. EDWARDS, INC. *AGE*           281760108                     05/02/05            78,460
              1       Elect Directors                       For       For                Mgmt
              2       Amend Omnibus Stock Plan              For       For                Mgmt
              3       Amend Qualified Employee Stock        For       For                Mgmt
                      Purchase Plan
              4       Amend Non-Employee Director Stock     For       For                Mgmt
                      Option Plan
              5       Ratify Auditors                       For       For                Mgmt

06/29/05 - A  COST PLUS, INC. *CPWM*             221485105                     05/02/05            80,850
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director Joseph H. Coulombe
                      --- For
              1.2     Elect Director Barry J. Feld ---
                      Withhold
              1.3     Elect Director Danny W. Gurr ---
                      Withhold
              1.4     Elect Director Kim D. Robbins ---
                      Withhold
              1.5     Elect Director Fredric M. Roberts
                      --- Withhold
              1.6     Elect Director Thomas D. Willardson
                      --- For
              2       Amend Non-Employee Director Stock     For       For                Mgmt
                      Option Plan
              3       Ratify Auditors                       For       For                Mgmt

06/29/05 - A  THE MENS WEARHOUSE, INC. *MW*      587118100                     05/11/05            73,493
              1       Elect Directors                       For       Split              Mgmt
              1.1     Elect Director George Zimmer --- For
              1.2     Elect Director David H. Edwab ---
                      For
              1.3     Elect Director Rinaldo S. Brutoco
                      --- For
              1.4     Elect Director Michael L. Ray,
                      Ph.D. --- For
              1.5     Elect Director Sheldon I. Stein ---
                      For
              1.6     Elect Director Kathleen Mason ---
                      Withhold

Mgmt Rec - Company Management Recommended Vote                           Page 11

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA HORIZON FUND

Mtg           Company/                                      Mgmt      Vote     Record             Shares
Date/Type     Ballot Issues                      Security   Rec       Cast     Date      Prpnent  Voted
--------------------------------------------------------------------------------------------------------
              1.7     Elect Director Deepak Chopra, M.D.
                      --- For
              1.8     Elect Director William B. Sechrest
                      --- For

Mgmt Rec - Company Management Recommended Vote                           Page 12

                            INVESTMENT COMPANY REPORT
                             07/01/04  TO  06/30/05

ACS. ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA

        SECURITY E7813W163                 MEETING TYPE Ordinary General Meeting

      TICKER SYMBOL                        MEETING DATE 05/18/05

            ISIN ES0167050915                 AGENDA    700709693 - Management

ITEM                                            PROPOSAL                                          TYPE    VOTE
----                                            --------                                          ----    ----
1.      Approve the annual accounts, balance sheet, profit and loss account and the
        Management reports of the parent Company, ACS Actividades de Construccion Y
        Servicios, S.A. and its consolidated Group; application of profits; Company
        Administration report; all of the foregoing with reference to the year 2004               Mgmt     For   *

2.      Approve the Management of the Board of Directors during the year 2004                     Mgmt     For   *

3.      Approve the ratification, resignation, dissimisal or appoint the Directors as
        the case may be                                                                           Mgmt     For   *

4.      Grant authority the derivative acquisition of own shares                                  Mgmt     For   *

5.      Appoint the Auditors of the Company and its consolidated Group                            Mgmt     For   *

6.      Authorize the Board of Directors to modify a stock option program that was approved by the resolution dated 20 MAY 2004 at the general meeting
        of shareholders                                                                           Mgmt     For   *

7.      Approve the delegation of powers for the execution and public recording
        of the resolutions passed                                                                 Mgmt     For   *

8.      Approve to read the minutes of the proceedings, and adopt the minutes, as the
        case may be, as a correct record                                                          Mgmt     For   *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER           CUSTODIAN   BALLOT SHARES   SHARES ON LOAN   VOTE DATE    DATE CONFIRMED
--------------           ---------   -------------   --------------   ---------    --------------
   812256                   55P          28800              0          05/05/05       05/05/05

ADVANCED INFO SERVICE PUBLIC CO LTD

        SECURITY Y0014U183                  MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  03/30/05

            ISIN TH0268010Z11                 AGENDA      700645736 - Management

ITEM                                 PROPOSAL                                                     TYPE    VOTE   FOR/AGAINST
----                                 --------                                                     ----    ----   -----------
1.      Approve the matters to be inform                                                          Mgmt     For         *

2.      Approve to certify the minutes of the AGM of 2004 held on 23 APR 2004                     Mgmt     For         *

3.      Approve to certify the results of operation for the year 2004                             Mgmt     For         *

4.      Approve the balance sheet, statement of income and statement of cash flow for the
        year 2004 ended 31 DEC 2004                                                               Mgmt     For         *

5.      Appoint the Company's Auditors and approve to determine the Auditors' remuneration
        for the YE 2005                                                                           Mgmt     For         *

6.      Approve the dividend payment to the shareholders for the FY2004                           Mgmt     For         *

7.      Appoint the Directors and approve to determine the Directors' remuneration for 2005       Mgmt     For         *

8.      Approve the issuance and offering of warrants of 9,794,800 units to purchase the
        Company's ordinary shares to Directors and employees of the Company (ESOP
        Grant IV)                                                                                 Mgmt     For         *

9.      Approve the allocation of 9,794,800 new ordinary shares at par value of THB 1 each
        in order to reserve for the exercise of warrants under the ESOP Grant IV                  Mgmt     For         *

10.     Approve the allocation of warrants to Directors and employees who are eligible for
        the warrants exceeding 5% of the ESOP Grant IV                                            Mgmt     For         *

11.     Approve the allotment of 620,000 additional ordinary shares, at par value of THB 1 each, reserved for exercising the right in pursuance with the ESOP Grant 1, 2 and 3
        due to the entering into terms and conditions of the prospectus                           Mgmt     For         *

12.     Other matters                                                                             Other   For          *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER           CUSTODIAN   BALLOT SHARES   SHARES ON LOAN   VOTE DATE    DATE CONFIRMED
--------------           ---------   -------------   --------------   ---------    --------------
   812256                   55P         345000             0          03/22/05        03/22/05

AEON CO LTD

        SECURITY J00288100                  MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  05/19/05

            ISIN JP3388200002                 AGENDA      700703982 - Management

ITEM                  PROPOSAL                              TYPE              VOTE
----                  --------                              ----              ----
1.1     Elect Mr. Toshiji Tokiwa as a Director              Mgmt              For              *
1.2     Elect Mr. Motoya Okada as a Director                Mgmt              For              *
1.3     Elect Mr. Yutaka Furutani as a Director             Mgmt              For              *
1.4     Elect Mr. Yoshiki Mori as a Director                Mgmt              For              *
1.5     Elect Mr. Yoshiharu Fukuhara as a Director          Mgmt              For              *
1.6     Elect Mr. Minoru Makihara as a Director             Mgmt              For              *
1.7     Elect Mr. Genzo Yamazaki as a Director              Mgmt              For              *
1.8     Elect Mr. Masami Ishizaka as a Director             Mgmt              For              *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER            CUSTODIAN   BALLOT SHARES    SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
--------------            ---------   -------------    --------------      ---------     --------------
   812256                    55P          92000              0              05/04/05        05/04/05

AEON CO LTD

        SECURITY J00288100                  MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  05/19/05

            ISIN JP3388200002                 AGENDA      700706091 - Management

ITEM       PROPOSAL             TYPE              VOTE
----       --------             ----              ----
1.1     Elect Director          Mgmt
1.2     Elect Director          Mgmt
1.3     Elect Director          Mgmt
1.4     Elect Director          Mgmt
1.5     Elect Director          Mgmt
1.6     Elect Director          Mgmt
1.7     Elect Director          Mgmt
1.8     Elect Director          Mgmt

ACCOUNT NUMBER            CUSTODIAN   BALLOT SHARES    SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
--------------            ---------   -------------    --------------      ---------     --------------
   812256                    55P         92000               0

AJINOMOTO CO INC

        SECURITY J00882126                  MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  06/29/05

            ISIN JP3119600009                 AGENDA      700740601 - Management

ITEM                          PROPOSAL                                          TYPE         VOTE
----                          --------                                          ----         ----
1       Approve Allocation of Income, Including the Following Dividends:
        Interim JY 6, Final JY 7, Special JY 0                                  Mgmt         For        *
2.1     Elect Director                                                          Mgmt         For        *
2.2     Elect Director                                                          Mgmt         For        *
2.3     Elect Director                                                          Mgmt         For        *
2.4     Elect Director                                                          Mgmt         For        *
2.5     Elect Director                                                          Mgmt         For        *
2.6     Elect Director                                                          Mgmt         For        *
2.7     Elect Director                                                          Mgmt         For        *
2.8     Elect Director                                                          Mgmt         For        *
2.9     Elect Director                                                          Mgmt         For        *
2.10    Elect Director                                                          Mgmt         For        *
2.11    Elect Director                                                          Mgmt         For        *
2.12    Elect Director                                                          Mgmt         For        *
2.13    Elect Director                                                          Mgmt         For        *
2.14    Elect Director                                                          Mgmt         For        *
3       Approve Retirement Bonuses for Directors                                Mgmt         For        *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER            CUSTODIAN     BALLOT SHARES    SHARES ON LOAN        VOTE DATE     DATE CONFIRMED
--------------            ---------     -------------    --------------        ---------     --------------
812256                      55P            99000               0               06/13/05         06/13/05

ALCATEL SA, PARIS

        SECURITY F0191J101                  MEETING TYPE  MIX

      TICKER SYMBOL                         MEETING DATE  05/20/05

            ISIN FR0000130007                 AGENDA      700683510 - Management

Item                                Proposal                                            Type      Vote
----                                --------                                            ----      ----
O.1       Approval of the parent company financial statements for the fiscal            Mgmt       For        *
          year ended December 31, 2004: Voting under the quorum and majority requirements of an ordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the report of the statutory auditors, approve in their entirety the management report of the board and the annual parent company financial statements for the fiscal year ended December 31, 2004 as prepared and presented to them, and which reflect a profit of 0 2,178,214,148.03. The shareholders expressly approve the amount of non-deductible charges (Article39-4 of the Tax Code) mentioned in the financial statements presented by the board of directors.

O.2       Approval of the consolidated financial statements for the fiscal year         Mgmt       For        *
          ended December 31, 2004: Voting under the quorum and majority requirements of an ordinary shareholders' meeting, the shareholders, having read the reports of the board of directors and of the statutory auditors on the consolidated financial statements for the fiscal year ended December 31, 2004, approve those consolidated financial statements as prepared and presented to them by the board of directors.

O.3       Result for the fiscal year - Appropriation: Voting under the quorum           Mgmt       For        *
          and majority requirements of an ordinary shareholders' meeting, the shareholders, after having read the reports of the board of directors, approve the appropriation of the result for the fiscal year ended
          December 31, 2004 proposed by the board of directors, and resolve to make the following appropriations:Result for the fiscal year EUR
          2,178,214,148.03. Previous retained earnings EUR (10,555,574.00)
          Transfer to the legal reserve EUR (15,374,184.59), Distributable profit EUR 2,152,284,389.44, Retained earnings EUR 2,152,284,389.44.
          Consequently, no dividend shall be distributed to shareholders in respect of the 2004 fiscal year. The shareholders note the dividends which have been distributed in respect of the three previous fiscal years: Fiscal year: 2003 / Class of shares: NA /Number of shares:
          1,284,410,224 / Distribution to shareholders:0 / Net dividend per share: 0 / Tax credit per share: - / Total income per share: -; Fiscal year: 2002 / Class of shares: NA /Number of shares: 1,264,708,498 /
          Distribution to shareholders:0 / Net dividend per share: 0 / Tax credit per share: - / Total income per share: -; Fiscal year: 2001 /
          Class of shares: OShares / Number of shares: 25,515,000 / Distribution to shareholders: EUR 2,551,500.00 / Net dividend per share: EUR0.10 /
          Tax credit per share: EUR 0.05 / Total income per share:EUR 0.15;
          Fiscal year: 2001 / Class of shares: A Shares /Number of shares:
          1,215,254,797 / Distribution to shareholders:EUR 194,440,767.52 / Net dividend per share: EUR 0.16 / Tax credit per share: EUR 0.08 / Total income per share: EUR 0.24.The amount of the distributed profit which is either eligible or not eligible for the 50% tax allowance provided by article 158-3 ofthe Tax Code only has to be stated in respect of distributed revenues paid out on or after January 1, 2005 (art. 38-II of the amended finance law for 2004). The shareholders' meeting formally notes the transfer to be made in 2005 of a sum of EUR 200 million from the special long term capital gains reserve to an ordinary reserves line item, in accordance with the amended finance law of 2004 and, insofar as necessary, authorizes the transfers relating to the exceptional tax affecting the Retained earnings account and the ordinary reserves line item.

O.4       Approval of regulated agreements: Voting under the quorum and majority        Mgmt       For        *
          requirements of an ordinary shareholders' meeting, the shareholders, having read the special report of the statutory auditors on the agreements covered by Article L. 225-38 of the Commercial Code, approve the agreements entered into or which remained in force during the fiscal year, together with the transactions mentioned therein.

O.5       Renewal of the term of Mr. David Johnston as Director: Voting under           Mgmt       For        *
          the quorum and majority requirements of an ordinary shareholders'
          meeting, the shareholders renew Mr. David Johnston's term as Director for a period of four years, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2008.

O.6       Renewal of the term of Mr. Pierre-Louis Lions as Director: Voting             Mgmt       For        *
          under the quorum and majority requirements of an ordinary
          shareholders' meeting, the shareholders renew Mr. Pierre-Louis Lions'
          term as Director for a period of four years, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2008.

O.7       Renewal of the term of Mr. Philippe Bissara as Director: Voting under         Mgmt       For        *
          the quorum and majority requirements of an ordinary shareholders'
          meeting, the shareholders renew Mr. Philippe Bissara's term as
          Director for a period of three years, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2007.

O.8       Renewal of the term of Mr. Frank W. Blount as Director: Voting under          Mgmt       For        *
          the quorum and majority requirements of an ordinary shareholders'
          meeting, the shareholders renew Mr. Frank W. Blount's term as Director for a period of three years, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2007.

O.9       Renewal of the term of Mr. Jean-Pierre Halbron as Director: Voting            Mgmt       For        *
          under the quorum and majority requirements of an ordinary
          shareholders' meeting, the shareholders renew Mr.Jean-Pierre Halbron's term as Director for a period of three years, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2007.

O.10      Renewal of the term of Mr. Peter Mihatsch as Director: Voting under           Mgmt       For        *
          the quorum and majority requirements of an ordinary shareholders'
          meeting, the shareholders renew Mr. Peter Mihatsch's term as Director for a period of three years, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2007.

O.11      Renewal of the term of Mr. Thierry de Loppinot as Director: Voting            Mgmt       For        *
          under the quorum and majority requirements of an ordinary
          shareholders' meeting, the shareholders renew Mr.Thierry de Loppinot's term as Director, in his dual capacity as employee of the company or of a subsidiary thereof and as a participant in the mutual fund known as "Actionnariat Alcatel"(FCP3A), in accordance with the provisions of article 12 of the articles of incorporation and bylaws, for a period of one year, to expire in any event at the end of the shareholders'
          meeting called to approve the financial statements for the fiscal year ending December 31, 2005.

O.12      Renewal of the term of Mr. Bruno Vaillant as Director: Voting under           Mgmt       For        *
          the quorum and majority requirements of an ordinary shareholders'
          meeting, the shareholders renew Mr. Bruno Vaillant's term as Director, in his dual capacity as employee of the company or of a subsidiary thereof and as a participant in the mutual fund known as "Actionnariat
          Alcatel" (FCP3A), in accordance with the provisions of article 12 of the articles of incorporation and bylaws, for a period of one year, to expire in any event at the end of the shareholders' meeting called to approve the financial statements for the fiscal year ending December
          31, 2005.

O.13      Formal acknowledgment of the continuation by Deloitte & Associes of           Mgmt       For        *
          the mandate of principal statutory auditor following the merger of
          Deloitte Touche Tohmatsu into that firm: Voting under the quorum and majority requirements of an ordinary shareholders' meeting, the shareholders acknowledge formally that the firm of Deloitte &
          Associates continues the mandate of principal statutory audit or following the merger of Deloitte Touch Tohmatsu into that firm.

O.14      Authorization to be given to the board of directors to allow the              Mgmt       For        *
          company to purchase and sell its own shares: Voting under the quorum and majority requirements of an ordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the prospectus approved by the French stock exchange and securities regulator (Autorite des marchesfinanciers) relating to the repurchase by the company of its own shares, authorize the board of directors, in accordance with Articles L. 225-209 and following of the Commercial
          Code, to purchase and sell on the stock exchange or otherwise, shares of the company, under the following conditions: - maximum purchase price per share: EUR 40 - minimum purchase price per share: EUR 2. The total number of shares that the company may purchase shall not exceed
          10% of the total number of shares comprising the capital of the company on the date such purchases are effected , and the maximum number of shares held after such purchases shall not exceed 10% of the capital of the company. Pursuant to Article 179-l of the Decree dated
          March 23, 1967 relating to corporations, the theoretical maximum number of shares that could be purchased, based on the number of shares existing at December 31, 2004, is 130,545,546, for a theoretical maximum amount of EUR 5,221,821,840, without taking into account shares already held. In the event of transactions affecting the capital of the company, and more particularly in the event of a capital increase by capitalization of reserves and a free distribution of shares, as well as in the event either of a share split or of a reverse sharesplit, the prices indicated above shall be adjusted by a multiplier equal to the ratio between the number of shares comprising the capital before the transaction and the number of such shares after the transaction. The shareholders' meeting resolves that acquisitions of shares may take place: - with a view to their cancellation by way of a reduction of the capital of the company within the limits set by law, subject to the adoption of the fifteenth resolution below; - for the purpose of allocating them to employees and executives of the group under the terms and conditions provided by law (share purchase options, employee profit sharing, allocation of shares free of charge, etc.); - with a view to honoring obligations arising from the issuance of securities conferring a right to the capital of the company; - for the purpose of holding them and using them in an eventual exchange or as payment, particularly in the context of external growth transactions initiated by the company by way of tender offer or otherwise; - with a view to ensuring the liquidity of and to stimulate the market in Alcatel shares through the intervention of an investment services provider under the terms of a liquidity agreement in conformity with a code of conduct recognized by the French stock exchange and securities regulator; and - with a view to engaging in any market practice which might be accepted by the French stock exchange and securities regulator,and more generally any other transaction in compliance with the regulations in force.

          The shares may at any time, including during a public offering, and within the limitations of the regulations in force, be purchased, sold, exchanged or transferred, whether on the market, in a private transaction or otherwise, by any means and particularly by block trades, by way of options or by the use of any derivative products.
          The maximum portion of the capital of the company that may be purchased or sold in the form of block trades shall be the entire amount of shares purchased pursuant to the purchase program or programs successively implemented by the company pursuant to this authorization or previous authorizations. In the event of a purchase with a view to the granting of options to purchase shares pursuant to the provisions of Articles L. 225-177 and following of the Commercial
          Code, and as an exception to what is set out above, the rules relating to price shall be those defined by the provisions of that Article applicable to share purchase options. This authorization is given for a maximum period of 18 months, expiring in any event on the date of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2005. With effect from the date of this meeting, it cancels and replaces the authorization previously granted to the board of directors by the 7th resolution of the combined shareholders' meeting held on June 4, 2004. In order to ensure the implementation of this authorization, all necessary powers are granted to the board of directors, with power of sub-delegation, to place any order on the stock exchange, to enter into any agreement, particularly for the purpose of keeping registers of purchases and sales of shares, to make any declarations to the French stock exchange and securities regulator (Autorite des marches financiers) and any other governmental body, to carry out any other formalities and in general, to take all necessary action.

E.15      Authorization to be given to the board of directors to reduce the             Mgmt       For        *
          capital of the company: Voting under the quorum and majority requirements of an Extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors, authorize the board of directors in accordance with Article L. 225-209, paragraph 5, of the
          Commercial Code, for a maximum period of 18 months starting from the date of this meeting but expiring in any event on the date of the shareholders' meeting called to approve the financial statements for the fiscal year ending December 31, 2005: - to cancel, in its sole discretion, on one or more occasions, the shares of the company which it holds as a result of the implementation of the purchase programs decided on by the company, subject to a limit of 10% of the total number of shares comprising the capital of the company per 24-month period, and to reduce the capital by a corresponding amount,charging the difference between the purchase price of the cancelled shares and their nominal value to available premiums and reserves, including, up to an amount of 10% of the cancelled share capital, to the legal reserve, - to record the completion of the reduction or reductions in capital, to make the corresponding amendments to the articles of incorporation and bylaws and to carry out any necessary formalities, -
          to delegate any powers necessary for the implementation of its decisions, all in accordance with applicable laws in force at the time this authorization is used.

E.16      Amendment of article 7 of the articles of incorporation and bylaws of         Mgmt       For        *
          the company relating to the notifications required by such articles when share ownership reporting thresholds are reached: Voting under the quorum and majority requirements of an extraordinary shareholders'
          meeting, the shareholders, having read the report of the board of directors: - resolve to amend paragraphs "1/" and "2/" of the 2nd paragraph of article 7 of the articles of incorporation and bylaws of the company, in the following manner: "1/ 2% of the total number of the shares must,within a period of five trading days from the date on which this share ownership threshold is reached, inform the company of the total number of shares that he owns, by letter or fax. This notification shall be renewed under the same conditions each time a further threshold of 1% is reached. 2/ 3% of the total number of the shares must, within a period of five trading days from the date on which this share ownership threshold is reached, request the registration of his shares. This obligation to register shares shall apply to all the shares already held as well as to any which might be acquired subsequently in excess of this threshold. The copy of the request for registration, sent by letter or fax to the company within fifteen days from the date on which this share ownership threshold is reached, shall be deemed to be a notification that the threshold has been reached. A further request shall be sent in the same conditions each time a further threshold of 1% is reached, up to 50% ." -resolve to amend the 6th paragraph of article 7 of the articles of incorporation and bylaws of the company, in the following manner: "Any shareholder whose shareholding falls below either of the thresholds provided for in (1) and (2) above must also inform the company thereof, within the same period of five days and in the same manner."

E.17      Amendment of article 11 of the articles of incorporation and bylaws of        Mgmt       For        *
          the company relating to the issuance of securities representing debt pursuant to Ordinance no. 2004-604 of June 24, 2004 reforming the legal provisions concerning the issuance of securities: Voting under the quorum and majority requirements of an extraordinary shareholders'
          meeting, the shareholders, having read the report of the board of directors, resolve to amend article 11 of the articles of
          incorporation and bylaws of the company in the following manner:
          "Article 11 - Issuance of securities representing debt The company may contract borrowings as and when needed by means of the issuance of securities representing debt, under the conditions provided by law."

E.18      Amendment of article 18 of the articles of incorporation and bylaws           Mgmt       For        *
          relating to the age limit for the chairman, chief executive officer and deputy executive officers ("mandataires sociaux") of the company:
          Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors, resolve to amend article 18 of the articles of incorporation and bylaws of the company in the following manner:
          "Article 18 - Age limit for the chairman, chief executive officer and deputy executive officers. The chief executive officer and deputy executive officers may hold office for the period set by the board of directors, but this period shall not exceed their term of office as directors, if applicable, nor in any event shall such period extend beyond the date of the ordinary shareholders' meeting called to approve the financial statements for the fiscal year in which they shall have reached 68 years of age. The same age limit shall apply to the chairman of the board of directors when he is also chief executive officer. When

          the chairman does not also occupy the position of chief executive officer, he may hold office for the period set by the board of directors, but this period shall not exceed his term of office as director, if applicable, nor in any event shall such period extend beyond the date of the ordinary shareholders' meeting called to approve the financial statements for the fiscal year in which he shall have reached 70 years of age. He shall be able to remain as a director in the terms set forth in article 13."

E.19      Delegation of power to the board of directors to issue ordinary shares        Mgmt       For        *
          of the company and any securities conferring an immediate or future right to shares of the company or of affiliated companies, with preservation of preferential subscription rights, and to increase the capital of the company by the capitalization of premiums, reserves, profits or other funds: Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors: 1/ cancel the authorization given to the board of directors by the 9th resolution of the shareholders' meeting held on June 4, 2004, but without retroactive effect and only with respect to the unused balance of such authorization as of the date of this shareholders' meeting; 2/
          delegate to the board of directors, acting on its own initiative, the power, on one or more occasions, in France or abroad, in such proportions and at such times as it may deem advisable, and in euros or in any other currency or in any unit of account established by reference to a basket of currencies, and with or without a premium: a)
          to issue ordinary shares and securities (including warrants)
          conferring an immediate or future right, at any time or on a fixed date, whether by way of subscription, conversion, exchange, repayment, presentation of warrants or in any other manner, to shares of the company or of a company in which Alcatel directly or indirectly owns more than half the capital, or of a company which owns, directly or indirectly, more than half the capital of Alcatel, subject to the authorization of the company as to which such rights will be exercised; b) to increase the capital of the company by the capitalization of premiums, reserves, profits or other funds, the capitalization of which is permitted by law and under the articles of incorporation and bylaws, accompanied by a free distribution of shares or an increase in the nominal value of the existing shares; 3/ set the period of validity of this delegated power at 26 months starting from the date of this shareholders' meeting; 4/ resolve to set the maximum amount of the issuances which might be decided upon by the board of directors pursuant to this delegated power as follows: ) in the event of capital increases effected in the context of issuances covered by
          2(a) above: a) the maximum nominal amount of the shares which may be issued directly or upon presentation of securities, whether representing debt or not, shall not exceed EUR 750 million or the equivalent of such amount in other currencies, increased by the nominal amount of the capital increase resulting from the issuance of shares which may need to be effected in order to preserve the rights of holders of such securities in accordance with law, b) the maximum nominal amount of securities representing debt of the company which may be issued in this manner may not exceed EUR 6 billion or the equivalent of such amount in other currencies; - in the event of the capitalization of premiums, reserves, profits or other funds, the maximum nominal amount of capital increases which may be effected in this way may not exceed the total amount of the sums which may be capitalized, it being noted that the amount of such capital increases shall not count towards the limit set in 4(a) above; 5/ in the event that the board of directors uses this delegated power in the context of issuances covered by 2( a) above: - resolve that the issuance or issuances shall be reserved on a preferential basis to the shareholders; - resolve that the board of directors may offer all or part of the issued and unsubscribed shares to the public on the French market and/or the international markets;) resolve that any issuance of share subscription warrants of the company may be the subject either of an offer to subscribe under the conditions provided above, or of a free distribution to the owners of the existing shares; -formally note that this delegated power shall automatically entail the waiver by the shareholders of their preferential subscription rights in respect of the shares to which the securities being issued confer a right; 6/
          resolve that the board of directors shall have all necessary powers, with power of sub-delegation, to implement this delegated power under the conditions set by law and, in particular: ) for any issuance covered by 2(a) above: - to determine the nature and number of the ordinary shares and other securities to be issued, their
          characteristics, the amount of the issuance premium as well as the other terms of the issuance and, in particular, the date from which the new shares shall confer a right to dividends, which may even be retroactive; - to set the terms pursuant to which the company shall, if applicable, have the option to purchase or exchange on the stock exchange the securities issued or to be issued in the future, at any time or during set periods, - to charge the expenses of the capital increase or increases to the amount of the premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new capital after each increase, the balance being available to be appropriated in any way decided by the board of directors or the ordinary shareholders' meeting, - in the case of any capitalization of premiums, reserves, profits or other funds : to set the amount of the sums to be capitalized, the number of shares to be issued and/or the amount by which the nominal value of the shares comprising the capital of the company shall be increased, -
          to resolve, if necessary, and in accordance with provisions of article
          L. 225-130 of the Commercial Code, that fractional rights shall neither be negotiable nor transferable, and that the corresponding shares shall be sold, the proceeds from such sale being allocated to the holders of the rights within the period set by the regulations in force; - in general, to enter into any agreement (in particular to ensure the successful implementation of the issuance or issuances contemplated), to take any necessary measures and carry out any formalities necessary for the issuance and in order to comply with the financial obligations arising from the securities issued pursuant to this delegated power, as well as for the exercise of the rights attached thereto.

E.20      Delegation of power to the board of directors to issue ordinary shares        Mgmt      Against     *
          of the company and any securities conferring an immediate or future right to shares of the company or of affiliated companies, with cancellation of preferential subscription rights: Voting under the quorum and majority requirements of an extraordinary shareholders'
          meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors: 1/cancel the authorization given to the board of directors by the 10th resolution of the shareholders' meeting held on June 4, 2004,but without retroactive effect and only with respect to the unused balance of such authorization as of the date of this meeting; 2/delegate to the board of directors, acting on its own initiative, the power, on one or more occasions, in France or abroad, in such proportions and at such times as it may deem advisable, and in euros or in any other currency or in any unit of account established by reference to a basket of currencies to issue: -ordinary shares and securities
          (including warrants) conferring an immediate or future right, at any time or on a fixed date, whether by way of subscription, conversion, exchange, repayment, presentation of warrants or in any other manner, to shares of the company or of a company in which Alcatel directly or indirectly owns more than half the capital, or of a company which directly or indirectly owns more than half the capital of Alcatel, subject to the authorization of the company as to which such rights will be exercised, it being noted that such securities may be issued
          (i) as consideration for securities transferred to the company in the context of a public exchange offer satisfying the conditions set forth in Article L. 225-148 of the Commercial Code, (ii) in the context of any other transaction having the same effect as a public exchange offer initiated by the company in respect of the securities of another company whose securities are admitted for trading on a regulated market governed by foreign law; ) and/or securities of the type indicated above, following the issuance by one of the companies in which Alcatel directly or indirectly owns more than half the capital or by a company which directly or indirectly owns more than half the capital of Alcatel, of any other securities conferring a right, at any time or on a fixed date,whether by way of subscription, conversion, exchange, repayment, presentation of a warrant or in any other manner, to the allocation of shares which are or will be issued for this purpose and representing a portion of the capital of Alcatel, and specially for the purpose of effecting an external growth transaction and, in particular, the acquisition of any company, against payment, in the short term or on a deferred basis, with shares of the company;
          3/ set the period of validity of this delegated power at 26 months starting from the date of this shareholders ' meeting; 4/ resolve to cancel the preferential subscription right of the shareholders in respect of the securities which are the subject of this resolution, while leaving the power to the board of directors, if it deems it appropriate, to give to the shareholders, in respect of all or part of the issuance made, a subscription priority which does not give rise to the creation of negotiable rights, for such period as it may determine but which shall not however be less than the period provided by law, to define the characteristics of such priority right and in particular to decide to limit the number of securities to which it shall give a right for each subscription order issued; 5/ resolve to set the maximum amount of the issuances which may be decided upon by the board of directors pursuant to this delegated power as follows: - the maximum nominal amount of the shares which may be issued directly or upon presentation of securities, whether or not representing debt, shall not exceed EUR 750 million or the equivalent of such amount in other currencies, increased by the nominal amount of the capital increase resulting from the issuance of shares which may eventually need to be effected in order to preserve the rights of the holders of such securities in accordance with law; - the maximum nominal amount of securities representing debt of the company which may be issued in this manner may not exceed EUR 6 billion or the equivalent of such amount in other currencies; 6/formally note that this delegated power shall automatically entail the waiver by the shareholders of their preferential subscription rights in respect of the shares to which the securities which may be issued pursuant to this delegation confer a right; 7/resolve that the amount of the consideration paid or which may subsequently be paid to the company for each of the shares issued in the context of this delegated power shall be at least equal to the weighted average price of the share quoted on the Eurolist Market of
          Euronext Paris during the three last trading sessions preceding the setting of the price, reduced, eventually, by a maximum discount of
          5%. This average shall be corrected, if necessary, in the event of a difference between the dates as of which the shares are entitled to dividends. In the event of the issuance of share subscription warrants of the company, the sum received by the company when the warrants are subscribed shall be taken into account in this calculation; 8/ give all necessary powers to the board of directors, with power of sub-delegation, to implement this delegated power under the conditions set by law and, in particular: - to determine the nature and number of the ordinary shares and other securities to be issued, their characteristics, the amount of the issuance premium as well as the other terms of their issuance and, in particular, the date from which the new shares shall confer a right to dividends, which may even be retroactive; - to set the terms pursuant to which the company shall, if applicable, have the option to purchase or exchange on the stock exchange the securities issued or to be issued in the future, at any time orduring set periods; - more particularly, in the event of the issuance of securities for the purpose of exchanging them against securities tendered in the context of a public exchange offer or a transaction having the same effect: - to approve the list of securities tendered in the context of the exchange, - to determine the terms of the issuance, the exchange ratio and, if necessary, the amount of the balance to be paid in cash, - to determine the terms of the issuance in the context either of a public exchange offer, a purchase or exchange offer being made in the alternative, or of a public offer that is mainly a purchase or an exchange offer, coupled with a public exchange offer or a public purchase offer of a more limited scope, - to charge the expenses of the capital increases to the amount of the premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new capital of the company after each increase, the balance being available to be appropriated in any way decided by the board of directors or the ordinary shareholders' meeting; - in general, to enter into any agreement (in particular to ensure the successful implementation of the issuance or issuances contemplated), to take any necessary measures and carry out any formalities necessary for the issuance

E.21      Authorization to be given to the board of directors to increase the           Mgmt      Against     *
          number of shares to be issued in the event of an increase in the capital of the company, with or without preferential subscription rights, pursuant to the nineteenth and twentieth resolutions: Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors, authorize the board of directors, if it ascertains that there is excess demand to subscribe for shares upon a capital increase decided upon pursuant to the nineteenth and twentieth resolutions of this shareholders' meeting, to increase the number of securities in accordance with the provisions of Article L. 225-135-1 of the
          Commercial Code, within thirty daysof the expiration of the subscription period, subject to a limit of 15% of the initial issuance and at the same price as was used for the initial issuance. The period of validity of this delegated power is 26 months starting from the date of this shareholders 'meeting.

E.22      Authorization to be given to the board of directors to increase the           Mgmt      Against     *
          capital of the company, by a public offering of shares without preferential subscription rights, by the issuance of ordinary shares, and any securities conferring a right, immediately or in the future, to shares, of the company or of affiliated companies, and to set the issuance price thereof: Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors: 1/authorize the board of directors, in the context of Article L. 225-136 of the Commercial Code and subject to a limit of 10% of the authorized share capital of the company per year, to issue via a public offering and without preferential subscription rights on the part of the shareholders, any ordinary shares and other securities conferring a right, immediately or in the future, to shares of the company or of a company in which
          Alcatel directly or indirectly owns more than half the capital, or of a company which directly or indirectly owns more than half the capital of Alcatel,and to set the issuance price for such shares or securities using either of the two following methods: - an issuance price equal to the average Alcatel share price on the Eurolist Market of Euronext
          Paris recorded over a maximum period of six months preceding the issuance, ) an issuance price equal to the weighted average Alcatel share price on the Eurolist Market of Euronext Paris on the day preceding the issuance (VWAP 1)with a maximum discount of 20%; 2/
          resolve that the nominal amount of the increase in the capital of the company resulting from the issuance of the securities defined in paragraph 1/ above, shall count towards the amount of the overall limit for capital increases set in the twentyfourth resolution; 3/
          formally note that this delegated power shall automatically entail the waiver by the shareholders of their preferential subscription rights in respect of the shares to which the securities issued pursuant to this delegated power confer a right; 4/ set the period of validity of this authorization at 26 months starting from the date of this shareholders' meeting; 5/ give all necessary powers to the board of directors, with power of sub-delegation, to implement these issuances on such terms as it may decide, and in particular: - to set the nature and number of the ordinary shares and the other securities to be created, their characteristics and the terms of their issuance; - to charge the expenses of the capital increase to the amount of the premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new capital of the company after each increase, the balance being available to be appropriated in anyway decided by the board of directors or the ordinary shareholders' meeting; - to make any necessary amendments to the articles of incorporation and bylaws.

E.23      Delegation of power to the board of directors to increase the capital         Mgmt      Against     *
          of the company, to compensate for contributions in kind in the form of shares or securities conferring a right to the capital of unaffiliated companies: Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors: 1/delegate to the board of directors, in accordance with Article L.225-147 of the Commercial
          Code, the power necessary to increase the capital of the company, subject to a limit of 10% of the capital of the company, by the issuance of ordinary shares and any other securities conferring a right to the capital of the company, in consideration of contributions in kind made to the company consisting of shares or securities conferring a right to the capital of unaffiliated companies, when the provisions of Article L. 225-148 of the Commercial Code do not apply;
          2/resolve that the nominal amount of the capital increase resulting from the issuance of the securities defined in paragraph 1/ above shall count towards the amount of the overall limit for increases in the capital of the company set in the twenty-fourth resolution;3/ set the period of validity of this delegation at 26 months starting from the date of this shareholders' meeting; 4/ give all necessary powers to the board of directors, with power of sub-delegation, to implement these issuances on such terms as it may decide and, in particular: -
          to set the nature and number of the ordinary shares and the securities to be created, their characteristics and the terms of their issuance,
          - to approve the valuation of the assets contributed, - to charge the expenses,charges and duties of the capital increase to the amount of the premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new capital of the company after each increase, the balance being available to be appropriated in any way decided by the board of directors or the ordinary shareholders' meeting, - to make any necessary amendments to the articles of incorporation and bylaws.

E.24      Overall limits on the amount of issuances to be made pursuant to the          Mgmt      Against     *
          nineteenth, twentieth, twenty-first, twenty-second and twenty-third resolutions: Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors, resolve to set the following limits on the amounts of the issuances which could be decided upon by the board of directors pursuant to the delegated powers or authorizations contained in the nineteenth, twentieth, twenty-first, twenty-second and twenty-third resolutions of the shareholders' meeting held on the date thereof: 1/
          the maximum nominal amount of the shares which may be issued directly or upon presentation of securities, whether or not representing debt, shall not exceed EUR 750 million or the equivalent of such amount in other currencies, increased by the nominal amount of the capital increase resulting from the issuance of shares which may eventually need to be effected in order to preserve the rights of holders of such securities in compliance with law, it being

          noted that this limit shall not apply to capital increases by capitalization of premiums, reserves, profits or other funds, 2/ the maximum nominal amount of securities representing debt of the company which may be issued may not exceed EUR 6 billion or the equivalent of such amount in other currencies.

E.25      Authorization to be given to the board of directors to increase the           Mgmt      For       *
          capital of the company by the issuance of shares reserved to participants in a company savings plan in accordance with the provisions of the Commercial Code and of Articles L. 443-1 and
          following of the Labor Code, including in the event of use of the delegations of power and authorizations to effect a capital increase:
          Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors:
          1/ cancel the authorization given to the board of directors by the
          12th resolution of the shareholders ' meeting held on June 4, 2004, but without retroactive effect and only with respect to the unused balance of such authorization as of the date of this meeting; 2/
          authorize the board of directors, in the context of the provisions of
          Articles L. 225-138 and L. 225-129-6 of the Commercial Code, and of
          Article L. 443-5 of the Labor Code, to increase the capital on one or more occasions, at its sole initiative, by the issuance of new shares to be paid in cash and, if applicable, by the free distribution of shares or other securities conferring a right to the share capital under the conditions set by law, and reserved to participants in a company savings plan; 3/ resolve that the beneficiaries of the capital increases authorized hereby shall be the participants in a company savings plan of Alcatel or of companies affiliated with Alcatel within the meaning of Article L.225-180 of the Commercial Code, and who further satisfy any conditions that may be set by the board of directors; 4/ resolve to cancel the preferential subscription right of the shareholders in respect of the shares thus issued, in favor of the said employees; 5/ set the period of validity of this authorization at
          26 months starting from the date of this shareholders' meeting;
          6/resolve to limit the maximum number of shares of the company which may be issued pursuant to this resolution to 3% of the capital of the company at the time of each issuance; 7/ resolve that the subscription price for the shares to be paid by the beneficiaries referred to above shall not be more than 5% lower than the average opening prices of the shares quoted on the Eurolist Market of Euronext Paris during the twenty trading sessions preceding the date on which the board of directors adopts its decision setting the opening date of the subscription, nor shall it be higher than this average, which shall, if necessary, be corrected in the event of a difference between the dates as of which the shares are entitled to dividends; 8/ authorize the board of directors, pursuant to this authorization, to issue any securities conferring a right to the capital of the company which might be authorized in the future by the laws or regulations then in force; 9/ resolve that, in the event that pursuant to the powers delegated to the board of directors by this shareholders' meeting pursuant to the nineteenth, twentieth, twentysecond and twenty-seventh resolutions, the board should decide on a capital increase to be subscribed in cash or on an allocation of options to subscribe for shares of the company, it shall issue its opinion on the
          appropriateness of increasing the capital pursuant to Article
          L.225-129-6 of the Commercial Code, and authorize the board of directors, with power of sub-delegation, to make such capital increases reserved to the beneficiaries referred to in paragraph 3 above, subject to a maximum limit of 3% of the capital increase that it shall have decided upon pursuant to the powers delegated to it and authorizations provided by the aforementioned nineteenth, twentieth and twenty-second resolutions and the twenty-seventh resolution below;
          10/ give all necessary powers to the board of directors, with power of sub-delegation, to implement this authorization, subject to the limitations and under the conditions specified above, in order, inparticular: - to determine the companies whose employees shall be entitled to benefit from the subscription offer, and to set the conditions to be satisfied by the beneficiaries, - to set the nature of the securities to be created, their characteristics and the manner of their issuance, - to decide that the subscriptions may be effected directly or through a mutual fund or another entity in accordance with the legislation in force, - to decide and set the terms of free distributions of shares or of other securities conferring a right to the capital of the company, pursuant to the authorization granted above, - to set the period given to subscribers to pay for their shares, - to set the date from which the new shares shall confer a right to dividends, which may even be retroactive. - formally to record the completion of the capital increase for the number of shares actually subscribed, or to decide to increase the amount of the capital increase so that all of the subscription requests received may be satisfied, - to charge the expenses of the capital increases to the amount of the premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new capital of the company after each increase, the balance being available to be appropriated in any way decided by the board of directors or the ordinary shareholders' meeting; ) in general, to take any steps to complete the capital increases, to carry out any formalities required in connection therewith and to make any necessary amendments to the articles of incorporation and bylaws.

E.26      Authorization to be given to the board of directors to distribute             Mgmt      For       *
          existing shares of the company, or shares to be issued by the company, free of charge: Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors, in accordance with the article L. 225-197-1 and following of the Commercial Code: 1/ authorize the board of directors to make distributions of existing company shares or of company shares to be issued in the future, free of charge, on one or more occasions, to members of salaried staff or to certain categories of such staff,and to the chairman, chief executive officer and deputy executive officers, of Alcatel and of companies or economic interest groups affiliated therewith, under the conditions provided by Article
          L. 225-17-2 of the Commercial Code; 2/resolve that the board of directors shall determine the identity of the beneficiaries of such distributions together with the conditions thereof and, if applicable, the criteria for the allocation of such

          shares; 3/ resolve that the total number of shares distributed free of charge shall not be such that, when added to any capital increases resulting from the exercise of options granted pursuant to the twenty-seventh resolution, the capital increase is in excess of 6% of the capital of the company; 4/formally note that the shares shall be finally allocated to their beneficiaries at the expiration of a purchase period and shall be held by such beneficiaries for a minimum period. The minimum purchase period and period of mandatory holding shall be not less than those set by the Commercial Code on the date of the decision of the board of directors; 5/ resolve that the board of directors shall have the power to set the length of the purchase period and of the mandatory holding period under the conditions provided in paragraph 4/ above; 6/ authorize the board of directors, if necessary, during the purchase period, to make adjustments to the number of shares distributed free of charge depending upon eventual transactions affecting the capital of Alcatel, in order to preserve the rights of the beneficiaries; 7/formally note that in the event of the distribution, free of charge, of shares to be issued, this authorization shall entail, at the end of the purchase period, a capital increase by the capitalization of reserves, profits or issuance premiums in favor of the beneficiaries of the said shares and a corresponding waiver by the shareholders in favor of the persons to whom the shares are allocated, of their share of the reserves, profits and premiums so capitalized; 8/ set the period of validity of this authorization at 38 months starting from the date thereof; 9/ resolve that the board of directors shall have all necessary powers, particularly, in the event of the distribution of shares to be issued in the future, to set the amount and nature of the reserves, profits and premiums to be capitalized, to determine the amount of the unavailable reserve by deduction from the profits, premiums or reserves line items, to note any capital increase effected pursuant to this delegated power, to amend the articles of incorporation and bylaws as a result thereof and in general, to take all necessary action.

E.27      Authorization to be given to the board of directors to grant share            Mgmt      For       *
          subscription options or share purchase options in the company:Voting under the quorum and majority requirements of an extraordinary shareholders' meeting, the shareholders, having read the report of the board of directors and the special report of the statutory auditors:
          1/ cancel the authorization given to the board of directors by the
          13th resolution of the shareholders' meeting held on April 18, 2002, but without retroactive effect and consequently only with respect to the unused balance of such authorization as of the date of this meeting; 2/ authorize the board of directors, with power to sub-delegate to the chief executive officer, in the context of the provisions of Article L.225-177 and following of the Commercial Code, to grant options to the beneficiaries indicated below, on one or more occasions, conferring a right to subscribe for new shares of the company to be issued by way of a capital increase or to buy existing shares of the company from those shares bought back by the company under the conditions provided by law; 3/ resolve that the
          beneficiaries of these options shall be chosen among the salaried personnel or the chairman, chief executive officer and deputy executive officers ("mandataires sociaux") as defined by law, of
          Alcatel and of companies or economic interest groups affiliated directly or indirectly therewith under the conditions of Article L.
          225-180 of the Commercial Code; 4/ resolve that the total number of options granted in the context of this authorization may not confer a right to subscribe for a number of new shares in excess of 6% of the total number of shares comprising the capital of the company, subject to any other legal limits, it being noted that the total number of new shares allocated pursuant to the twenty-sixth resolution shall count towards this limit; 5/ resolve that the issuance price or purchase price of the shares may not be less than the average opening prices quoted for the shares on the Eurolist Market of Euronext Paris during the last twenty trading sessions preceding the date of the decision to grant the options, it being noted, in addition, that in the case of purchase options, the purchase price of the share on the date the option is granted may also not be less than the average purchase price of the shares held by the company pursuant to Articles L. 225-208 or
          L. 225-209 of the Commercial Code; 6/ set the period of validity of this authorization at 38 months starting from the date hereof; 7/
          resolve that the period for the exercise of the options may not exceed ten years with effect from the date of allocation of the options by the Board of directors; 8/ formally note, pursuant to article L.
          225-178 of the Commercial Code, that this authorization shall entail the express waiver by the shareholders in favor of the beneficiaries of the share subscription options, of the shareholders' preferential subscription right in respect of the shares issued as and when options are exercised; 9/ delegate all necessary powers to the board of directors, with power to sub-delegate to the chief executive officer, to set the other terms and conditions of the allocation of the options and of the exercise thereof, and particularly:- to set the conditions in which the options will be granted and to determine the list or the categories of beneficiaries of the options as provided above; if applicable, to set the conditions of seniority that beneficiaries of these options must satisfy; to decide the conditions under which the price and the number of shares may be adjusted, - to determine one or several periods of final vesting of the rights of the beneficiaries and any conditions attached to such vesting, as well as the period or periods during which the options thus granted may be exercised, and the term of such options, - to provide for the power to suspend temporarily the exercise of options for a maximum period of three months in the event of the completion of financial transactions involving the exercise of a right attached to the shares to which the options relate, - to carry out or arrange to be carried out any actions and formalities for the purpose of completing the capital increase or increases that may be effected pursuant to the authorization that is the subject of this resolution; to amend the articles of incorporation and bylaws accordingly, and generally to take all necessary action. - to charge the expenses of the capital increases to the amount of the premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new capital of the company after each increase, the balance being available to be appropriated in any way decided by the board of directors or the ordinary shareholders' meeting.

E.28      Powers to implement the decisions of the shareholders' meeting and to         Mgmt      For       *
          carry out the corresponding formalities: The shareholders give all necessary powers to the bearer of an original, copy or extract of the minutes of this shareholders' meeting, to effect all filings and carry out other formalities, as necessary.

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER            CUSTODIAN    BALLOT SHARES   SHARES ON LOAN          VOTE DATE     DATE CONFIRMED
--------------            ---------    -------------   --------------          ---------     --------------
   812256                    55P          96300              0                  04/25/05       04/25/05

ALPHA BANK SA

        SECURITY X1687N119           MEETING TYPE  ExtraOrdinary General Meeting

      TICKER SYMBOL                  MEETING DATE  03/29/05

            ISIN GRS015013006          AGENDA      700638921 - Management

ITEM                              PROPOSAL                                              TYPE      VOTE
----                              --------                                              ----      ----
1.        Approval of the draft contract and deed for the merger of "AlphaBank          Mgmt     No Action      *
          A.E" and "Delta Singular S.A." by absorption of the latter by the former, approval of the Merger Balance Sheet of "Alpha BankA.E.", the
          relevant certificates of the Auditors, the Report of the Board of
          Directors, according to Article 69, paragraph 4 of Law 2190/1920 and granting of authorization for the signing of the notarial deed and the performance of any other act or statement required to this purpose

2.        Increase of the Share Capital of "Alpha Bank A.E." by the amount of           Mgmt     No Action      *
          the share capital contributed by "Delta Singular S.A.", resulting from its absorption. Decrease of the Share Capital of "Alpha Bank A.E.", by
          the amount which corresponds to the par value of the shares of the
          Absorbed Company owned by the Absorbing Company. Increase of the Share
          Capital of "AlphaBank A.E." by the capitalization of reserves for the rounding off of the nominal value of each share of "Alpha Bank A.E."
          to EUR 5,35. Issue and distribution of shares. Amendment of Article 5 of the Articles of Incorporation and granting of an irrevocable order to the Board of Directors for the settlement of any fractional rights

3.        Approval of all deeds, actions and statements, until today, of the            Mgmt     No Action      *
          Board of Directors of "Alpha Bank A.E." and of its representatives and proxies relative to the aforementioned merger

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER            CUSTODIAN    BALLOT SHARES   SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
--------------            ---------    -------------   --------------      ---------     --------------
   812256                    55P           5731              0             03/18/05         03/18/05

ALPHA BANK SA

        SECURITY X1687N119                  MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  04/19/05

            ISIN GRS015013006                 AGENDA      700665132 - Management

ITEM                               PROPOSAL                                             TYPE      VOTE
----                               --------                                             ----      ----
1.        Submission and approval of the Balance Sheet as of 31.12.2004 and the         Mgmt      For         *
          annual financial statements together with the relevant reports of the
          Board of Directors and the Auditors

2.        Discharge of Board of Directors and the Auditors from any liability           Mgmt      For         *
          for the financial year 2004

3.        Election of Auditors, regular and alternate, for the financial year           Mgmt      For         *
          2005 and approval of their remuneration

4.        Ratification of the election of a new member of the Board of Directors        Mgmt      For         *
          following the resignation of a member

5.        Election of a new Board of Directors due to expiration of its term and        Mgmt      For         *
          appointment of independent members

6.        Approval of Board of Directors' fees                                          Mgmt      For         *

7.        Approval of a share repurchase scheme according to paragraph 5,               Mgmt      For         *
          article 16 of Codified Law 2190/1920

8.        Issue of new bonus shares following the decrease of the par value of          Mgmt      For         *
          the outstanding shares of the Bank and capitalization of reserves.
          Adaptation of article 5 of the Bank's Articles of Incorporation regarding the Bank's share capital, due to the aforementioned share capital increase and announcement of adaptation of the Bank's share capital following the exercise of stock option rights. Grant of an irrevocable authorization to the Board of Directors for the settlement of potential fractional rights

9.        Approval of a stock option scheme in favor of executive members of the        Mgmt      For         *
          Board of Directors and managerial executives of the Bank, including affiliated with the Bank companies, for the obtainment of Alpha Bank shares (paragraph 9, article 13 of Codified Law 2190/1920)

10.       Grant of authorization, according to paragraph 1, article 23 of               Mgmt      For         *
          Codified Law 2190/1920, to members of the Board of Directors, the
          General Management or Managers to participate in the Board of
          Directors or in the management of Group Companies having similar purposes

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
   812256              55P               18236                   0             04/06/05           04/06/05

ALPHA BANK SA

           SECURITY X1687N119               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  05/24/05

               ISIN GRS015013006              AGENDA      700701457 - Management

ITEM                             PROPOSAL                                               TYPE      VOTE
----                             --------                                               ----      ----
1.        Approval of a stock option scheme in favor of executive                       Mgmt      For         *
          members of the Board of Directors and managerial executives of the Bank, including affiliated with the Bank companies, for the obtainment of Alpha Bank shares (paragraph 9, article 13 of
          Codified Law 2190/1920)

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
   812256              55P              21171                    0              04/25/05         04/25/05

ASML HOLDING NV

           SECURITY N07059160               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  03/24/05

               ISIN NL0000334365              AGENDA      700653771 - Management

ITEM                        PROPOSAL                                                TYPE          VOTE
----                        --------                                                ----          ----
1.        Opening                                                                Non-Voting

2.1       Approve the annual account and the annual report                          Mgmt           For     *

2.2       Approve the report of the Board of Directors                              Mgmt           For     *

2.3       Approve the report of the Supervisory Board                               Mgmt           For     *

2.4       Approve the evaluation of the performance by the Accountant               Mgmt           For     *

2.5       Approve the Reserve and Dividend Policy                                   Mgmt           For     *

2.6       Approve the assessment of the annual account of 2004                      Mgmt           For     *

3.        Approve the Corporate Governance                                          Mgmt           For     *

4.        Grant discharge to the Board of Directors                                 Mgmt           For     *

5.        Grant discharge to the Supervisory Board                                  Mgmt           For     *

6.        Approve the arrangements of the option and share                          Mgmt           For     *

7.        Approve the profile of the Supervisory Board                              Mgmt           For     *

8.        Approve the compilation of the Supervisory Board                          Mgmt           For     *

9.        Approve the vacancies for the Supervisory Board for 2006                  Mgmt           For     *

10.       Approve the salary of the Supervisory Board                               Mgmt           For     *

11.       Amend the Articles of Association                                         Mgmt           For     *

12.       Authorize the Board of Directors to issue the shares and to
          limit the exclusion of preference right                                   Mgmt           For     *

13.       Authorize the Board of Directors to buy own shares                        Mgmt           For     *

14.       Questions                                                                 Mgmt           For     *

15.       Closing                                                                Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256              55P               55000                   0               03/14/05          03/14/05

ASML HOLDING NV

           SECURITY N07059160                MEETING TYPE Annual General Meeting

      TICKER SYMBOL                          MEETING DATE 03/24/05

               ISIN NL0000334365               AGENDA     700659608 - Management

ITEM                           PROPOSAL                                              TYPE         VOTE
----                           --------                                              ----         ----
1.        Opening                                                                  Non-Voting

2.a       Approve the report of the Managing Board on the FY 2004                     Mgmt        For        *

2.b       Approve the report of the Supervisory Board on the FY 2004                  Mgmt        For        *

2.c       Approve the evaluation of the performance of the External                   Mgmt        For        *
          Auditor by the Audit Committee and the Managing Board

2.d       Approve the Company's current policy not to pay any dividends               Mgmt        For        *
          on its ordinary shares, nor to distribute any reserves, but to invest those proceeds, if any, in research and development of new technology the evaluation of the performance by the
          Accountant

2.e       Approve the annual accounts on the FY 2004                                  Mgmt        For        *

3.        Approve the Corporate Governance chapter of the annual                      Mgmt        For        *
          report 2004

4.        Grant discharge to the Managing Board in respect of the duties              Mgmt        For        *
          performed during the past FY

5.        Grant discharge to the Supervisory Board in respect of the                  Mgmt        For        *
          duties performed during the past FY

6.        Approve the stock option and share arrangements                             Mgmt        For        *

7.        Approve the profile of the Supervisory Board Members                        Mgmt        For        *

8.a       Re-appoint Mr. J.W.B. Westerburgen, O.B. Bilous and Ms.                     Mgmt        For        *
          H.J.C.Van Den Burg as Members of the Supervisory Board
          where all details as laid down in Article 2: 158 Paragraph 5,
          Section 2:142Paragraph 3 of the Dutch Civil Code are
          available for the general meeting of shareholders

8.b       Authorize the general meeting to recommend individuals for                  Mgmt        For        *
          appointment to the post of Supervisory Director
9.        Approve the vacancies in the Supervisory Board for 2006                     Mgmt        For        *

10.       Approve to increase the remuneration of the Chairman of the                 Mgmt        For        *
          Audit Committee with an amount of EUR 5,000 per year and
          grant Mr. O.B. Bilous EUR 10.000 per year, in addition to the remuneration of EUR 25.000 for Supervisory Board
          Membership, on the condition that Mr. Bilous is appointed as a
          Supervisory Director

11.       Approve to change the Articles of Association in respect of the             Mgmt        For        *
          following subjects: adjustments according implementation of changes in Dutch Civil Law

12.       Approve that the Managing Board subject to the approval of                  Mgmt        For        *
          the Supervisory Board and the meeting of priority shareholders be designated for a period of 18 months as the body and
          authorize the Managing Board to issue the shares not
          exceeding the number of unissued shares in the capital of the
          Company and approval of the Supervisory Board and the
          meeting of priority shareholders as the sole body to limit or exclude the preemptive right on new issued shares in the
          Company

13.       Authorize the Management Board, subject to the approval of                  Mgmt        For        *
          the Supervisory Board, to cause the Company to acquire its own shares for valuable up to a maximum number which at the time of acquisition; the Company is permitted to acquire
          pursuant to the provisions of Section 98, Subsection 2 of Book
          2 of the Netherlands Civil Code such acquisition may be
          effected by means of any type of contract, including stock exchange transactions and private transactions, the price must lie between the par value of the shares and an amount equal to
          110% of the market price, by Market price is understood the average of the highest prices reach by the shares on each of the 5 stock exchange business days preceding the date of
          acquisition, as evidenced by the official price list of Euronext
          Amsterdam NV;authority is valid for a period of 18 months, commencing on 24MAR 2005 of Directors to buy own shares

14.       Transact any other business                                                Other        For        *

15.       Closing                                                                  Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
   812256             55P                55000                   0              03/15/05         03/15/05

ASTRAZENECA PLC

           SECURITY G0593M107               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  04/28/05

               ISIN GB0009895292              AGENDA      700673951 - Management

ITEM                           PROPOSAL                                            TYPE     VOTE
----                           --------                                            ----     ----
1.        Receive the Company's accounts and the reports of the                    Mgmt     For       *
          Directors and the Auditor for the YE 31 DEC 2004

2.        Approve to confirm the first interim dividend of USD 0.295               Mgmt     For       *
          16.0pence, SEK 2. 200  per ordinary share and to confirm as the final dividend for 2004 the second interim dividend of USD
          0.64534.3 pence SEK 4.497  per ordinary share

3.        Re-appoint KPMG Audit PLC as the Auditor                                 Mgmt     For       *

4.        Authorize the Directors to agree the remuneration of the Auditor         Mgmt     For       *

5.1       Re-elect Mr. Louis Schweitzer as a Director in accordance with           Mgmt     For       *
          the Article 65 of the Company's Articles of Association

5.2       Re-elect Mr. Hakan Morgen as a Director in accordance with               Mgmt     For       *
          the Article 65 of the Company's Articles of Association

5.3       Re-elect Sir Tom McKillop as a Director in accordance with the           Mgmt     For       *
          Article 65 of the Company's Articles of Association

5.4       Re-elect Mr. Jonathan Symonds as a Director in accordance                Mgmt     For       *
          with the Article 65 of the Company's Articles of Association

5.5       Re-elect Mr. John Petterson FRCP as a Director in accordance             Mgmt     For       *
          with the Article 65 of the Company's Articles of Association

5.6       Re-elect Mr. David R. Brennan as a Director in accordance with           Mgmt     For       *
          the Article 65 of the Company's Articles of Association

5.7       Re-elect Sir Peter Bonfield CBE as a Director in accordance              Mgmt     For       *
          with the Article 6 5 of the Company's Articles of Association

5.8       Re-elect Mr. John Buchanan as a Director in accordance with              Mgmt     For       *
          the Article 65 of the Company's Articles of Association

5.9       Re-elect Mr. Jane Henney as a Director in accordance with the            Mgmt     For       *
          Article 65 of the Company's Articles of Association

5.10      Re-elect Mr. Michele Hooper as a Director in accordance with             Mgmt     For       *
          the Article 65 of the Company's Articles of Association

5.11      Re-elect Mr. Joe Jimenez as a Director in accordance with the            Mgmt     For       *
          Article 65 of the Company's Articles of Association

5.12      Re-elect Mr. Ema Moller as a Director in accordance with the             Mgmt     For       *
          Article 65 of the Company's Articles of Association

5.13      Re-elect Mr. Dame Bridget Ogilvie as a Director in accordance            Mgmt     For       *
          with the Article 65 of the Company's Articles of Association

5.14      Re-elect Mr. Marcus Wallenberg as a Director in accordance               Mgmt     For       *
          with the Article 65 of the Company's Articles of Association

6.        Approve the Directors' remuneration report for the YE 31                 Mgmt     For       *
          DEC2004 as specified

7.        Approve: the rules of the AstraZeneca Performance Share Plan             Mgmt     For       *
          the Plan and authorize the Directors to do all such acts and things as they may consider necessary or expedient to carry the Plan into effect; to establish such schedules to the Plan as they may consider necessary in relation to employees in
          jurisdictions outside the UK, with such modifications as may be necessary or desirable to take account of local securities laws, exchange control and tax legislation, provided that any shares made available under such schedules be treated as counting against the relevant limits on individual and overall participation in the Plan

8.        Authorize the Company and any Company which is or becomes                Mgmt     For       *
          a subsidiary of the Company during the period to which this resolution relates, for the purposes of Part XA of the
          Companies Act 1985, to make donation to EU Political
          Expenditure during the period ending on the date of the
          Company's AGM in 2006 provided that any such donations and expenditure made by the Company together with those made
          by any subsidiary Company while it is a subsidiary of the
          Company not exceeding in aggregate of GBP 150,000 during
          that period

9.        Approve that the authority and power to allot new shares                 Mgmt     For       *
          conferred on the Directors by Article 7.1 of the Company's
          Articles of Association be renewed for the period commencing on the date of this AGM and ending on the date of the AGM of the Company in 2006 or, if earlier, on 30 JUN 2006, and for such period the Section 80 amount shall be USD 136,488,521

S.10      Approve that the power conferred on the Directors by Article             Mgmt     For       *
          7.1of the Company's Articles of Association be renewed for the period commencing on the date of this AGM and ending on the date of the AGM of the Company in 2006 or, if ear lier, on
          30JUN 2006, and for such period the Section 89 amount shall be USD 20,473,278

S.11      Authorize the Company, for the purposes of Section 166 of the            Mgmt     For       *
          Companies Act 1985, to make market purchases Section 163
          of that Act of a maximum number of shares of up to 10%
          ordinary shares of USD 0.25 each in the capital of the
          Company, at a minimum price of USD 0.25 and up to 105% of
          the average of middle market values of the Company's ordinary shares as derived from the London Stock Exchange Daily
          Official List, over the previous 5 business days;  Authority expires the earlier of the conclusion of the AGM of the
          Company in 2006 or 30 JUN2006 ; the Company, before the
          expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256              55P               37200                    0              04/19/05         04/19/05

AUTOLIV INC

           SECURITY W10150113               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  04/26/05

               ISIN SE0000382335              AGENDA      700694753 - Management

ITEM                           PROPOSAL                                            TYPE     VOTE
----                           --------                                            ----     ----
1.        Elect Mr. Sune Carlsson and Mr. Jay Stewart as the Board of the
           Directors                                                               Mgmt     For       *

2.        Appoint Ernst & Young AB as Independent Auditors of the Company
           for the FYE 31 DEC 2005                                                 Mgmt     For       *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256               55P               13000                  0               04/19/05         04/19/05

AVIVA PLC

           SECURITY G0683Q109               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  04/26/05

               ISIN GB0002162385              AGENDA      700678824 - Management

ITEM                           PROPOSAL                                                 TYPE      VOTE
----                           --------                                                 ----      ----
1.        Receive and approve the Company's report and the accounts                     Mgmt      For      *
          for the YE 31 DEC 2004

2.        Declare the final dividend of 16.00 pence per ordinary share of               Mgmt      For      *
          the Company for the YE 31 DEC 2004

3.        Elect Mr. Richard Goeltz as a Director of the Company                         Mgmt      For      *

4.        Elect Mr. Andrew Moss as a Director of the Company                            Mgmt      For      *

5.        Elect Lord Sharman of Redlynch as a Director of the Company                   Mgmt      For      *

6.        Elect Mr. Russell Walls as a Director of the Comapny                          Mgmt      For      *

7.        Re-elect Mr. Guillermo De La Dehesa as a Director of the                      Mgmt      For      *
          Company

8.        Re-elect Mr. Wim Dik as a Director of the Company                             Mgmt      For      *

9.        Re-elect Mr. Derek Stevens as a Director of the Company                       Mgmt      For      *

10.       Re-elect Mr. Andre Villeneuve as a Director of the Company                    Mgmt      For      *

11.       Re-elect Mr. George Paul as a Director of the Company                         Mgmt      For      *

12.       Re-elect Mr. Elizabeth Vllance as a Director of the Company                   Mgmt      For      *

13.       Re-appoint Ernst & young LLP as the Auditor of the Company until the
           next AGM                                                                     Mgmt      For      *

14.       Authorize the Directors to determine the Auditors remuneration                Mgmt      For      *

15.       Authorize the Directors, to allot the Company's unissued shares               Mgmt      For      *
          up to a minimum nominal amount of GBP 179 million  31.4% of the total ordinary share capital as at 08 MAR 2005 ; the
          Company did not hold any treasury shares as at 08 MAR
          2005;Authority expires the earlier of the next AGM of the
          Company or 26 SEP 2004 ; and the Directors may make
          allotments during the relevant period which may be exercised after the relevant period; other than in relation to Company's offer for RAC PLC,the Employee Share Option Plans operated by the Group and the operation of the Company's Scrip
          Dividend Scheme, the Directors have no present intention of exercising this authority

S.16      Approve that the authority conferred on the Directors by Article              Mgmt      For      *
          5.04(B) of the Company's Articles of Association be renewed;
          Authority expires earlier the conclusion of the next AGM of the
          Company or 15 months for that period the Section 89 amount will be GBP 28 million; the authority sought and the limits set by this resolution will also disapply the application of Section 89 ofthe Companies Act 1985 from a sale of treasury shares to the extent; the guidelines issued by the Investment Committee of the Association of British issuers and the National Association of Pension Funds Limited, the Board confirms its intention that no more than 7.5% of the issued share capital will be issued for cash on a non-pre-emptive basis during any rolling 3 year
          period;the Directors have no present intentions of exercising this authority

17.       Approve the Directors' remuneration report containing within the              Mgmt      For      *
          report and the accounts for the YE 31 DEC 2004 by
          shareholders in accordance with Section 214A of the
          Companies Act 1985

18.       Approve the rules of the Aviva Annual Bonus Plan                              Mgmt      For      *
          2005;authorize the Directors to do all the acts and things necessary and expedient to adopt and operate it, including making such modifications as the Directors consider
          appropriate to take account of the requirements of the UK
          listing authority and best practice

19.       Approve the rules of the Aviva Long Term Incentive Plan                       Mgmt      For      *
          2005;authorize the Directors to do all the acts and things necessary and expedient to adopt and operate it, including making such modifications as the Directors consider
          appropriate to take account of the UK listing authority and best practice

20.       Approve the rules of the Aviva Executive Share Option Plan                    Mgmt      For      *
          2005; authorize the Directors to do all the acts and things necessary and expedient to adopt and operate it

21.       Approve the limit on the aggregate amount of the remuneration                 Mgmt      For      *
          which may be paid by the Company to the Directors for their services as set out in the Article 20.04 of the Company's
          Articles of Association be increased from GBP 1,000,000 TO
          GBP 1,500,000 per annum

S.22      Approve to increase the authorized share capital of the                       Mgmt      For      *
          Company form GBP 950 million to GBP 1.45 billion and EUR
          700 million by creating of : 500 million preference shares of
          GBP 1 each the EURO shares; and 700 million preference
          shares of EUR 1 each the Euro new preference shares together with the sterling new preference shares, the new preference shares the new preference shares shall have attached to them the rights and terms referred to or authorized in the new Article
          3.05 referred below; authorize the Directors, in substitution of any existing authority and pursuant to Section 95 of the
          Companies Act 1985 the Act, to allot new preference shares
          Section 94  for cash pursuant to the authority conferred by this
          Resolution,  Section 89(1), does not apply to such allotment;
          Authority expires the earlier of the conclusion of the AGM of the
          Company in 2010 or 5years; and the Directors may allot
          preference shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; amend the Company's Articles of Association by adopting the inclusion of Article 3.05

S.23      Authorize the Company, to make market purchases                               Mgmt      For      *
          Section163(3) of the Companies Act 1985 of up to 228 million ordinary shares of 25 pence each in the capital of the
          Company, at a minimum price of 25 pence and up to 105% of
          the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days;  Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months; the
          Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

S.24      Authorize the Company, to make market purchases                               Mgmt      For      *
          Section163(3) of the Companies Act 1985 of up to 100 million
          8 3/4% cumulative irredeemable preference shares of GBP 1
          each in the capital of the Company, at a minimum price of 25 pence and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily
          Official List, over the previous 5 business days;  Authority expires the earlier of the conclusion of the next AGM of the
          Company or 15 months; the Company, before the expiry, may
          make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

S.25      Authorize the Company, to make market purchases                               Mgmt      For      *
          Section163(3) of the Companies Act 1985 of up to 100 million 8
          3/4% cumulative irredeemable preference shares of GBP 1
          each in the capital of the Company, at a minimum price of 25 pence and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily
          Official List, over the previous 5 business days;  Authority expires the earlier of the conclusion of the next AGM of the
          Company or 15 months; the Company, before the expiry, may
          make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256               55P               98200                  0               04/15/05         04/15/05

AXA, PARIS

           SECURITY F06106102            MEETING TYPE   Ordinary General Meeting

      TICKER SYMBOL                      MEETING DATE   04/20/05

               ISIN FR0000120628           AGENDA       700679458 - Management

                                                                                                                     FOR/AGAINST
ITEM                                 PROPOSAL                                                     TYPE      VOTE      MANAGEMENT
----                                 --------                                                     ----      ----     ------------
O.1       Receive the report of the Executive Committee and the general report of the             Mgmt      For           *
          Statutory Auditors; approve the financial statements and the balance sheet for the year closed on 31 DEC 2004, in the form presented to the meeting

O.2       Receive the reports of the Executive Committee and the Statutory Auditors;              Mgmt      For           *
          approve the consolidated financial statements for the said FY in the form presented to the meeting

O.3       Approve the profits for the FY: EUR 518,959,933.00; prior retained earnings:            Mgmt      For           *
          EUR 2,487,060,253.00 i.e. an available amount for the allocation of the income which reaches the sum of EUR 3,006,020,186.00; approve the recommendations of the Executive Committee and resolve to appropriate the total so obtained as follows: legal reserve: EUR 25,947,997.00; global dividend: EUR 1,164,150,944.00; carryforward account: EUR
          1,815,921,245.00; the shareholders will receive a net dividend of EUR 0.61 per share with a cut of EUR 0.305; this dividend willbe paid on 28 APR 2005

O.4       Approve that, due to the exceptional tax of 2.5% on the sums appearing in               Mgmt      For           *
          the special reserve on long-term capital gains account within the limit of EUR
          200,000,000.00, that an amount of EUR 200,000,000.00 charged to the special reserve on long-term capital gains account will be transferred to the ordinary reserve account; and authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities

O.5       Receive the special report of the Auditors on agreements governed by Article            Mgmt      For           *
          L . 225-86 of the French Commercial Code,and approve the said report and the agreements referred to therein

O.6       Approve the resignation of Mr. Thierry Breton as a Member of the                        Mgmt      For           *
          Supervisory Board

O.7       Approve to renew the term of office of Mr. Anthony Hamilton as a Member of              Mgmt      For           *
          the Supervisory Board for a period of 4 years

O.8       Approve to renew the term of office of Mr. Henri Lachmann as a Member of                Mgmt      For           *
          the Supervisory Board for a period of 4 years

O.9       Approve to renew the term of office of Mr. Michel Pebereau as a Member of               Mgmt      For           *
          the Supervisory Board for a period of 4 years

O.10      Ratify the appointment of Mr. Leo Apotheker in replacement of Mr. Alfred Von            Mgmt      For           *
          Oppenheim as a Member of the Supervisory Board until the general meeting which will deliberate in 2007 upon the annual financial statements for last fiscal year

O.11      Appoint Mr. Jacques De Chateauvieux  in replacement of Mr. Jacques Calvet               Mgmt      For           *
          as a Member of the Supervisory Board for a period of 4 years

O.12      Appoint Mrs. Dominique Reiniche as a Member of the Supervisory Board for                Mgmt      For           *
          a period of 4 years

O.13      Approve to award total annual fees of EUR 1,000,000.00 to the Supervisory               Mgmt      For           *
          Board

O.14      Authorize the Executive committee, in substitution of Resolution number 11              Mgmt      For           *
          given by the general meeting of 21 APR 2004, to trade in the Company's shares on the stock market, as per the following conditions: maximum purchase price: EUR 35.00, maximum number of shares to be traded: 10% of the share capital; Authority expires at the end of 18 months; approve that in case of a bid upon the Company's equity shares settled fully in cash, the
          Company can continue the proceeding of its stock repurchase programme;
          the general meeting delegates all powers to the Executive committee to take all necessary measures and accomplish all necessary formalities

E.15      Authorize the Executive Committee, in substitution of Resolution Number 14              Mgmt      For           *
          given by the general meeting of 30 APR 2003, to increase the share capital, in one or more transactions and at its sole discretion, by a maximum nominal amount of EUR 1,000,000,000.00, by way of capitalizing retained earnings, income or additional paid-in capital, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares; Authority expires at the end of 26 months; and authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities

E.16      Authorize the Management Board to increase the Company's capital through                Mgmt      For           *
          the issue of common shares or securities that entitle the bearer to common shares of the Company or one of its subsidiaries, with preferential subscription rights maintained

E.17      Authorize the Management Board to increase capital through the issue of                 Mgmt      For           *
          common shares or securities that entitle the bearer to share capital of the
          Company or one of its subsidiaries, with preferential subscription rights waived

E.18      Authorize the Management Board, in the event that shares or securities with             Mgmt      For           *
          preferential subscription rights waived are issued under the terms of the seventeenth resolution, to set the issue price under the conditions defined by the Shareholders and up to a maximum of 10% of the equity capital

E.19      Authorize the Management Board to increase the amount of the initial issue,             Mgmt      For           *
          in the event that shares or securities are issued with preferential subscription rights waived or maintained, under the terms set forth in the sixteenth to the eighteenth resolution

E.20      Authorize the Management Board to issue common shares and securities                    Mgmt      For           *
          with a claim to the Company's common shares, in the event that a public exchange offer is initiated by the Company

E.21      Authorize the Management Board to increase the capital of the Company                   Mgmt      For           *
          through the issue of common shares and securities with a claim to the
          Company's common shares in return for contributions in kind up to a maximum of 10% of share capital

E.22      Authorize the Management Board to issue common shares in connection                     Mgmt      For           *
          with the issue of securities, by subsidiaries of the Company, with a claim to the Company's common shares

E.23      Authorize the Management Board to issue securities entitling their bearers to           Mgmt      For           *
          an allotment of debt instruments and that do not result in an increase of the
          Company's capital

E.24      Authorize the Management Board to resolve to issue securities securing                  Mgmt      For           *
          immediate or deferred access to the Company's share capital, reserved for employees enrolled in the employer sponsored Company savings plan

E.25      Authorize the Management Board to freely allot shares to employees of the               Mgmt      For           *
          Company

E.26      Grant authority to grant stock purchase and/or stock subscription options               Mgmt      For           *

E.27      Authorize the Management Board to reduce capital through the cancellation               Mgmt      For           *
          of shares

E.28      Amend the By-laws to reflect changes in the threshold for ownership of voting           Mgmt      For           *
          rights with respect to regulated agreements

E.29      Amend the Article 12 of the Bylaws, to stipulate that the consent of the                Mgmt      For           *
          Supervisory Board is required prior i) the implementation of Stock Option
          Plan of any kind and ii) the granting of free allotments of shares

E.30      Grant authority to comply with all formal requirements in connection with this          Mgmt      For           *
          meeting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256              55P                70000                   0              04/07/05           04/07/05

BANCO BILBAO VIZCAYA ARGENTARIA SA BBVA, BILBAO

           SECURITY E11805103             MEETING TYPE  Ordinary General Meeting

      TICKER SYMBOL                       MEETING DATE  02/26/05

               ISIN ES0113211835            AGENDA      700636686 - Management

                                                                                                                     FOR/AGAINST
ITEM                                 PROPOSAL                                                     TYPE      VOTE      MANAGEMENT
----                                 --------                                                     ----      ----     ------------
1.        Approve the appropiation, of the annual accounts balance sheet, profit and              Mgmt      For           *
          loss account and annual report  and the Management report of the Banco
          Bilbaoviz caya Argentaria, S.A. and its consolidated financial group, application of earnings, dividend distribution, Corporate Management and all the aforementioned with respect to the FYE 31 DEC 2004

2.        Ratify and re-elect, when appropiate, the Members of the Board of Directors             Mgmt      For           *

3.        Authorize the Board of Directors for the issuance of corporate bonds in a               Mgmt      For           *
          maximum amount of EUR 50.000.000.000 and modify the authorization granted by the general shareholders meeting held on 28 FEB 2004

4.        Authorize the Company, to acquire its treasury stock, directly or through its           Mgmt      For           *
          Group Companies, in accordance with Article 75 of the Spanish Company
          Law Ley De Sociedades Anonimas, establishing the limits or requirements for these acquisitions and with the express power of reducing the share capital to amortise treasury stock and authorize the Board of Directors to implement the resolutions of the general meeting in this respect, cancelling the authorization granted by the general shareholders meeting held on 28
          FEB 2004

5.        Re-elect the Auditors for FY 2005                                                       Mgmt      For           *

6.        Authorize to the Board of Directors, with express right for its substitution, to        Mgmt      For           *
          formalise, correct, interpret and implement resolutions

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256              55P               70800                   0              02/10/05           02/10/05

BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO

           SECURITY E11805103        MEETING TYPE  ExtraOrdinary General Meeting

      TICKER SYMBOL                  MEETING DATE  06/13/05

               ISIN ES0113211835       AGENDA      700727451 - Management

                                                                                                                     FOR/AGAINST
ITEM                                 PROPOSAL                                                     TYPE      VOTE      MANAGEMENT
----                                 --------                                                     ----      ----     ------------
1.        Approve to increase the capital of Banco Bilbao Vizcaya Argentaria,                     Mgmt      For           *
          sociedad A nonima, by a nominal amount of EUR 260,254,745.17, through the issue of 531.132.133 ordinary shares, with exclusion of the preferential subscription right, to meet the requirements of the exchange which will be carried out in connection with the take over bid for Banca Nazionale
          Dellavoro, S.P.A. ordinary shares, the aforementioned issue will be paid through non-cash contributions, and it is assumed that it may be not totally subscribed, the price of the newly issued shares, nominal value plus issuance premium, will be the BBVA share price at the close of the day prior to that on which the general meeting passing the resolution concerning the capital increase will be held, provided that such closing price is higher than
          EUR 4.59, which is the net value per share of the existing BBVA shares, and that it is not higher than EUR 12.60, being this the closing price of Banco
          Bilbao Vizcaya Argentaria, Sociedad Anonima shares on 18 MAR 2005, date on which Banco Bilbao Vizcaya Argentaria, Sociedad Anonima publicly announced its intention to carry out the operation. Delegation of powers powers to the board of directors, in conformity with the provisions of
          Section153.1.A of the Spanish Limited Companies act, Ley De Sociedades
          Anonimas, to fix the date on which the resolution will become effective, and to decide on its partial or total execution, within the amount established and depending on the outcome of the aforesaid take over bid, with powers to determine those conditions of the capital increase which have not been decided by the meeting, particularly those concerning the final amount by which the capital will be increased, delegation of powers to amend Article 5 of the company bylaws about the corporate capital. application for quotation of the newly issued shares

2.        Authorize the Board of Directors to execute and deliver, rectify, construe and          Mgmt      For           *
          implement the resolutions adopted by the meeting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256               55P               70800                  0                06/01/05         06/01/05

BARCLAYS PLC

           SECURITY G08036124               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  04/28/05

               ISIN GB0031348658              AGENDA      700671957 - Management

                                                                                                                     FOR/AGAINST
ITEM                                 PROPOSAL                                                     TYPE      VOTE      MANAGEMENT
----                                 --------                                                     ----      ----     ------------
1.        Receive the reports of the Directors and the Auditors and the audited                   Mgmt      For          *
          accounts of  the Company for the YE 31 DEC 2004; the Directors are
          required to present to the AGM the reports of the Directors and the Auditors and the audited accounts of  the Company for each FY in this case for the YE
          31 DEC 2004

2.        Approve the Directors' report on remuneration for the YE 31 DEC 2004                    Mgmt      For          *

3.        Re-elect Sir Andrew Likierman as a Director of the Company                              Mgmt      For          *

4.        Re-elect Mr. Richard Leigh Clifford as a Director of the Company                        Mgmt      For          *

5.        Re-elect Mr. Matthew William Barrett as a Director of theCompany, who                   Mgmt      For          *
          retires by rotation

6.        Re-elect Mr. John Silvester Varley as a Director of the Company, who retires            Mgmt      For          *
          by rotation

7.        Re-elect Mr. Thomas David Guy Arculus as a Director of the Company, who                 Mgmt      For          *
          retires by rotation

8.        Re-elect Sir Nigel Rudd as a Director of the Company, who retires by rotation           Mgmt      For          *

9.        Re-appoint Pricewaterhousecoopers LLP, Chartered Accountant and                         Mgmt      For          *
          Registered Auditors, as the Auditors of the Company until the conclusion of the next AGM at which accounts are laid before the Company

10.       Authorize the Directors to set the remuneration of the Auditors                         Mgmt      For          *

11.       Adopt the Barclays PLC Performance Share Plan the PSP; authorize the                    Mgmt      For          *
          Directors to do all such acts and things necessary or expedient to implement the PSP including making such changes to the draft rules of the PSP as the
          Directors consider necessary or desireable to obtain any approvals or to take account of any statutory, fiscal, exchange control or securities regulations either generally or in relation to any potential participants provided that the overall limits contained in the PSP continue to apply

12.       Authorize the Directors to establish such number of supplements or                      Mgmt      For          *
          appendices to the PSP as has been approved by the Company in the general meeting or such other employees share plan based on the PSP, in relation to ordinary shares in the capital of the Company the shares as they consider necessary or desirable to take advantage to comply with local laws and regulations for the benefit of employees of the Company or of any of its subsidiaries who are resident or working overseas and for whom participation in the PSP is otherwise considered by the Directors to be undesirable or impractical and from time to time to make or permit the making of such alterations to such supplements, appendices or other employees share plan as they consider necessary or desirable provided that:
          a) having regard to the benefits which may be conferred on an employee participating in the PSP, all such supplements appendices or other employees share plan shall confer benefits and contains limitations so as to ensure, so far as the Directors consider practicable, substantial equality of treatment between UK employees and employees resident overseas; b) the overall limits on the number of shares, which maybe subscribed under the
          PSP, shall not be increased there by and that shares which may be employees share plan shall count towards such limits

13.       Approve, in substitution for all existing authorities, to renew the authority           Mgmt      For          *
          conferred on the Directors by Article 12(a) of the Company's Articles of
          Association of the Company for the period expiring on the date of the AGM of the Company to be held in 2006 or 28 APR 2006, that the Section 80 amount being GBP 538,163,237; Authority expires a the end of the next AGM of the
          Company

S.14      Authorize the Directors, subject to the passing of Resolution 13 and in                 Mgmt      For          *
          substitution for all existing unexercised authorities, the authority and power conferred on the Directors by Article 12(b) of the Article of Association of the
          Company, to allot securities up to an aggregate nominal amount of GBP
          80,724,485 for cash otherwise than on a pro-rata basis; Authority expires the earlier of the conclusion of the next AGM of the Company on 28 APR 2006;
          and the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.15      Authorize the Company, to make market purchases Section163(3) of the                    Mgmt      For          *
          Companies Act 1985 on the London Stock Exchange of up to 968,600,000
          ordinary shares of 25p each in the capital and may hold such shares as treasury shares, at a minimum price of 25p and up to 105% of the average middle market quotations for such shares derived from the London Stock
          Exchange Daily Official List, over the previous 5 business days;  Authority expires the earlier of the conclusion of the AGM of the Company in 2006 or
          18 months; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN        BALLOT SHARES        SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
--------------      ---------        -------------        --------------       ---------      --------------
  812256              55P                142700                 0               04/19/05          04/19/05

BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN

           SECURITY D12096109               MEETING TYPE  Annual General Meeting

      TICKER SYMBOL                         MEETING DATE  05/12/05

               ISIN DE0005190003              AGENDA      700668582 - Management

                                                                                                                     FOR/AGAINST
ITEM                                 PROPOSAL                                                     TYPE      VOTE      MANAGEMENT
----                                 --------                                                     ----      ----     ------------
1.        Receive the financial statements and annual report for the FY 2004 with the             Mgmt      For           *
          report of the Supervisory Board, the Group financial statements and the
          Group annual report

2.        Approve the appropriation of the distributable profit of EUR 418,614,024.04             Mgmt      For           *
          as follows: payment of a dividend of EUR 0.62 per ordinary share and EUR
          0.64 per preferred share ex-dividend and payable date: 13 MAY 2005

3.        Ratify the acts of the Board of Managing Directors                                      Mgmt      For           *

4.        Ratify the acts of the Supervisory Board                                                Mgmt      For           *

5.        Elect KPMG Deutsche Treuhandgesellschaft AG                                             Mgmt      For           *
          Wirtschaftspruefungsgesellschaft, Munich as the Auditors for the year 2005

6. Amend the Articles of Association in connection with the Law on Corporate                          Mgmt       For      *
   Integrity and the Modernization of the Right to set aside resolutions of shareholders meetings UMAG, as follows: Section 16(3), regarding the notice of the shareholders meeting being published in the electronic Federal Gazette in accordance with the statutory provisions Section 17(1) and (2), regarding shareholders intending to attend the shareholders meeting being obliged to register seven days prior to the shareholders meeting and to provide a proof, written or via fax in German or English, of their entitlement to attend the shareholders meeting or to exercise their voting rights Section 19(2), regarding the Chairman of the shareholders meeting being authorized to limit the time for questions and answers at the shareholders meeting

7. Authorize the Company to acquire own ordinary or preferred shares of up to                         Mgmt       For      *
   10% of its share capital, at prices not deviating more than 10% from the market price of the shares, effective from 01 JUN 2005 until 11 NOV 2006; and
   authorize the Board of Managing Directors to retire the shares

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256               55P                28000                0                      04/22/05         04/22/05

BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN

            SECURITY D12096109             MEETING TYPE Annual General Meeting
       TICKER SYMBOL                       MEETING DATE 05/12/05
                ISIN DE0005190003                AGENDA 700668582 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE          VOTE        MANAGEMENT
1.   Receive the financial statements and annual report for the FY 2004 with the       Mgmt        No Action          *
     report of the Supervisory Board, the Group financial statements and the Group annual report

2.   Approve the appropriation of the distributable profit of EUR 418,614,024.04 as    Mgmt        No Action          *
     follows: payment of a dividend of EUR 0.62 per ordinary share and EUR 0.64 per preferred share ex-dividend and payable date: 13 MAY 2005

3.   Ratify the acts of the Board of Managing Directors                                Mgmt        No Action          *

4.   Ratify the acts of the Supervisory Board                                          Mgmt        No Action          *

5.   Elect KPMG Deutsche Treuhandgesellschaft AG                                       Mgmt        No Action          *
     Wirtschaftspruefungsgesellschaft, Munich as the Auditors for the year 2005

6.   Amend the Articles of Association in connection with the Law on Corporate         Mgmt        No Action          *
     Integrity and the Modernization of the Right to set aside resolutions of shareholders meetings UMAG, as follows: Section 16(3), regarding the notice of the shareholders meeting being published in the electronic Federal Gazette in accordance with the statutory provisions Section 17(1) and (2), regarding shareholders intending to attend the shareholders meeting being obliged to register seven days prior to the shareholders meeting and to provide a proof, written or via fax in German or English, of their entitlement to attend the shareholders meeting or to exercise their voting rights Section 19(2), regarding the Chairman of the shareholders meeting being authorized to limit the time for questions and answers at the shareholders meeting

7.   Authorize the Company to acquire own ordinary or preferred shares of up to        Mgmt        No Action          *
     10% of its share capital, at prices not deviating more than 10% from the market price of the shares, effective from 01 JUN 2005 until 11 NOV 2006; and
     authorize the Board of Managing Directos to retire the shares

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                 0                       0              04/28/05          04/28/05

BERKELEY GROUP PLC

          SECURITY G10248105                MEETING TYPE Annual General Meeting
     TICKER SYMBOL                          MEETING DATE 08/27/04
              ISIN GB0000941772                   AGENDA 700576373 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE          VOTE        MANAGEMENT
1.   Receive and adopt the accounts for the YE 30 APR 2004, together with the reports  Mgmt        No Action          *
     of the Directors and the Auditors thereon

2.   Declare a final dividend of 16.5 pence per ordinary share in respect of the YE    Mgmt        No Action          *
     30 APR 2004

3.   Re-elect Mr. R. St. J.H. Lewis as a Director, who retires by rotation             Mgmt        No Action          *

4.   Re-elect Mr. R.C. Perrins as a Director, who retires by rotation                  Mgmt        No Action          *

5.   Re-elect Mr. H.A. Palmer as a Non-Executive Director, who retires by rotation     Mgmt        No Action          *

6.   Re-elect Mr. D. Howell as a Non-Executive Director                                Mgmt        No Action          *

7.   Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company and          Mgmt        No Action          *
     authorize the Directors to set their remuneration

8.   Approve the Directors remuneration report for the FYE 30 APR 2004                 Mgmt        No Action          *

S.9  Adopt the new Articles of Association of the Company as the Articles of           Mgmt        No Action          *
     Association of the Company

10.  Authorize the Directors, in substitution for any and all existing authorities,    Mgmt        No Action          *
     and for the purpose of Section 80 of the Companies Act 1985, to exercise all the powers of the Company and to allot relevant securities Section 80(2) of the Act up to an aggregate nominal amount of GBP 10,410,147; Authority expires at the next AGM of the Company in 2005; and the Company may before such expiry make any offer or agreement which would or might require relevant securities to be allotted after such expiry and the Directors may allot relevant securities in pursuance of any such offer or agreement as if the authority conferred hereby had not expired

S.11 Authorize the Directors, subject to the passing of Resolution 10,a) to allot      Mgmt        No Action          *
     equity securities Section 94(2) of the Companies Act 1985 for cash pursuant to the authority conferred by Resolution 10, disapplying the statutory pre-emption rights Section 89(1) ;b) to sell relevant shares Section 94(5) of theAct in the
     Company before the sale of such shares are held by the Company as treasury shares Section 162A(3) of the Act treasury shares for cash 162D(2) of the Act disapplying the statutory pre-emption rights Section 89(1) provided that this power is limited to the allotment of equity securities and the sale of treasury shares: i) in connection with an offer of equity securities in favour of holders of equity securities; ii) up to an aggregate nominal amount of GBP 1,503,735;
     Authority expires the earlier of the conclusion of the next AGM to be held in
     2005 or 26 AUG 2005; and the Company may before such expiry make an offer or agreement which would or might require equity securities or sell treasury shares to be sold after such expiry and the Directors may allot equity securities or sell treasury shares in pursuance of such an offer or agreement as if the authority conferred hereby had not expired

S.12 Authorize the Company, for the purpose of Section 166 of the Companies Act 1985,  Mgmt        No Action          *
     to make one or more market purchases Section 163 (3) of the Companies Act 1985 of up to 12,029,883 10% of the Companys issued ordinary share capital ordinary shares of 25p each in the capital of the Company, at a minimum price of 25 pence equal to the nominal value and not more than 105% above the average middle market quotations for such shares derived from the London Stock Exchange Daily
     Official List, over the previous 5 business days; Authority expires the earlier of the AGM to be held in 2005 or 26 AUG 2005; the Company may make a contract to purchase ordinary shares under this authority before the expiry of such authority and may make a purchase of ordinary shares pursuant to any such contract which purchase or contract would or might be executed wholly or partly after the expiration of such authority

13.  Authorize the Company for the purpose of Section 347C of the Companies Act 1985   Mgmt        No Action          *
     to make donations to EU political organization and to incur EU political expenditure up to an aggregate nominal amount not exceeding GBP 50,000 Authority expires at the conclusion of the AGM of the Company in 2005

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                 55P                  13800                 0                08/18/04          08/18/04

BERKELEY GROUP PLC

          SECURITY G10248105        MEETING TYPE ExtraOrdinary General Meeting
     TICKER SYMBOL                  MEETING DATE 09/17/04
              ISIN GB0000941772           AGENDA 700585168 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
S.1  Approve, subject to Resolution 2 being passed: A) the Scheme of Arrangement       Mgmt        For               *
     dated 24 AUG 2004 between the Company and the Scheme shareholders in its original form or with or subject to any modification, addition or condition approved or imposed by the Court the Scheme and authorize the Directors of the
     Company to take all such action as they may consider necessary or appropriate for carrying the Scheme into effect; B) for the purpose of giving effect to the
     Scheme in its original form or with or subject to any modification, addition or condition approved or imposed by the Court: i) to reduce the issued share capital of the Company by canceling and extinguishing the Scheme shares;
     ii)forthwith and contingently upon the said reduction of capital taking effect:
     a) to increase the authorized share capital of the Company by the creation of such number of new ordinary shares of 25 pence each in the capital of the
     Company as shall be equal to the aggregate nominal amount of Scheme shares cancelled pursuant to point (i) of this resolution; b) the Company shall apply part of the credit arising in its books of account as a resultof the reduction of capital the Scheme shares in paying up, in full at par, the new ordinary shares created pursuant to point (B) (ii)(a) of this resolution and shall allot and issue the same, credited as fully paid, in the Berkeley Group Holdings PLC and/or its nominee or nominees; and c) authorize the Directors of the Company, for the purposes of Section 80 of the Companies Act 1985, to allot the new ordinary shares referred to in point (B) (ii)(a) of this resolution provided that the maximum number of shares which may be allotted hereunder is 22,000,000;
     Authority shall expire on 30 JUN 2005; and this authority shall be in addition to any subsisting authority conferred on the Directors of the Company pursuant to the said Section 80; C) to reduce the share premium account of the Company to
     GBP 110,000,000; D) to amend the Articles of Association of the Company by renumbering Article 3 as Article 3(A) and by adopting and including a new
     Article as Article 3(B); and E) the reduction of capital of the Berkeley Group
     Holdings PLC approved at an EGM of the Berkeley Group Holdings PLC to implement the Berkeley Holdings reduction of capital

2.   Adopt, subject to the Scheme of Arrangement referred to in Resolution 1 becoming  Mgmt        For               *
     effective, the Berkeley Group Holdings PLC 2004(b) Long Term Incentive Plan

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                 55P                  13800                  0               09/08/04          09/08/04

BERKELEY GROUP PLC

           SECURITY G10248105            MEETING TYPE Court Meeting
      TICKER SYMBOL                      MEETING DATE 09/17/04
               ISIN GB0000941772               AGENDA 700585170 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve the Scheme of Arrangement to be made between the Company and the Scheme   Mgmt        No Action          *
     Shareholders as defined in the Scheme of Arrangement

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                 13800               0                  09/08/04          09/08/04

BHP BILLITON PLC

            SECURITY G10877101            MEETING TYPE Annual General Meeting
       TICKER SYMBOL                      MEETING DATE 11/25/04
                ISIN GB0000566504               AGENDA 700592579 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive the financial statements for BHP Billiton Limited for the YE 30 JUN       Mgmt        No Action          *
     2004, together with the Directors report and the Auditors report

2.   Receive the financial statements for BHP Billiton PLC for the YE 30 JUN 2004,     Mgmt        No Action          *
     together with the Directors report and the Auditors report

3.   Re-elect Mr. D.R. Argus as a Director of BHP Billiton Limited, who retires by     Mgmt        No Action          *
     rotation

4.   Re-elect Mr. D.R. Argus as a Director of BHP Billiton PLC, who retires by         Mgmt        No Action          *
     rotation

5.   Re-elect Mr. D.A. Crawford as a Director of BHP Billiton Limited, who retires by  Mgmt        No Action          *
     rotation

6.   Re-elect Mr. D.A. Crawford as a Director of BHP Billiton PLC, who retires by      Mgmt        No Action          *
     rotation

7.   Re-elect Mr. C.W. Goodyear as a Director of BHP Billiton Limited, who retires by  Mgmt        No Action          *
     rotation

8.   Re-elect Mr. C.W. Goodyear as a Director of BHP Billiton PLC, who retires by      Mgmt        No Action          *
     rotation

9.   Re-elect Dr. J.M. Schubert as a Director of BHP Billiton Limited, who retires by  Mgmt        No Action          *
     rotation

10.  Re-elect Dr. J.M. Schubert as a Director of BHP Billiton PLC, who retires by      Mgmt        No Action          *
     rotation

11.  Re-appoint KPMG Audit PLC as the Auditor of BHP Billiton PLC and authorize the    Mgmt        No Action          *
     Directors to agree their remuneration

12.  Approve to renew the authority and power to allot relevant securities conferred   Mgmt        No Action          *
     on the Directors by Article 9 of BHP Billiton PLCs Articles of Association for
     the period ending on the earlier of: i) 24 FEB 2006; and ii) the later of the
     AGM of BHP Billiton Limited and the AGM of BHP Billiton PLC in 2005, and for such period the Section 80 amount (under the United Kingdom Companies Act 1985) shall be USD 265,926,499.00

S.13 Approve to renew the authority and power to allot equity securities for cash      Mgmt        No Action          *
     conferred on the Directors by Article 9 of BHP Billiton PLCs Articles of
     Association for the period ending on the earlier of: i) 24 FEB 2006; and ii)
     the later of the AGM of BHP Billiton Limited and the AGM of BHP Billiton PLC
     in 2005, and for such period the Section 89 amount under the United Kingdom
     Companies Act 1985 shall be USD 61,703,675.00

S.14 Authorize BHP Billiton PLC, in accordance with Article 6 of its Articles of       Mgmt        No Action          *
     Association and Section 166 of the United Kingdom Companies Act 1985, to make market purchases Section 163 of that Act of up to 246,814,700 10% of issued share capital of the BHP Billiton PLC ordinary shares of USD 0.50 nominal value each in the capital of BHP Billiton PLC Shares, at a minimum price of
     USD 0.50 and not more than 5% above the average of the middle market quotations for a share taken from the London Stock Exchange Daily Official
     List for the five business days immediately preceding the date of purchase of the shares; Authority expires on the earlier of 24 MAY 2006 and the later of the AGM of BHP Billiton Limited and the AGM of BHP Billiton PLC in 2005
     provided that BHP Billiton PLC may enter into a contract for the purchase of shares before the expiry of this authority which would or might be completed wholly or partly after such expiry

15.  Approve the remuneration report for the YE 30 JUN 2004                            Mgmt        No Action          *

16.  Approve, subject to the passing of the Resolution 17, to: a) amend the BHP        Mgmt        No Action          *
     Billiton Limited Group Incentive Scheme and the principal terms as specified;
     and b) amend the BHP Billiton PLC Group Incentive Scheme and the principal terms as specified

17.  Approve, subject to the passing of the Resolution 17, to: a) amend the BHP        Mgmt        No Action          *
     Billiton Limited Group Incentive Scheme and the principal terms as specified;
     and b) amend the BHP Billiton PLC Group Incentive Scheme and the principal terms as specified

18.  Approve to grant the Deferred Shares and the Options under the amended BHP        Mgmt        No Action          *
     Billiton Limited Group Incentive Scheme and to grant the Performance Shares under the BHP Billiton Limited Long Term Incentive Plan to Executive Director
     and Chief Executive Officer, Mr. C.W. Goodyear, in the amnner as specified, including for the purpose of ASX Listing Rule 10.14

19.  Approve to grant the Deferred Shares and Options under the amended BHP Billiton   Mgmt        No Action          *
     PLC Group Incentive Scheme and to grant the Performance Shares under the BHP
     Billiton PLC Long Term Incentive Plan to Executive Director and Group President
     Non-Ferrous Materials, Mr. M. Salamon, in the manner as specified, including for the purposes of ASX Listing Rule 10.14

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                  55P                67300                   0               11/16/04       11/16/04

BHP BILLITON PLC

           SECURITY G10877101       MEETING TYPE ExtraOrdinary General Meeting
      TICKER SYMBOL                 MEETING DATE 06/13/05
               ISIN GB0000566504          AGENDA 700722312 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
S.1  Authorize the Directors to appropriate distributable profits of the Company as    Mgmt        For               *
     specified to the payment of the final dividend 2004, on the Company's ordinary shares, of USD 0.095 per share paid on 22 SEP 2004 to shareholders at the close of business on 03 SEP 2004 the "September 2004 Dividend"; approve: to release any and all claims which the Company may have in respect of the payment of the
     September 2004 Dividend against its shareholders who appeared on the register of members on the relevant record date and to enter a deed of release in favour of such members into by the Company in the form of the deed as specified; that any distribution involved in the giving of any such release in relation to the
     September 2004 Dividend be made out of the profits appropriated to the September
     2004 Dividend as aforesaid by reference to a record date identical to the record date for the September 2004 Dividend; and to release any and all the claims which the Company may have against its Directors both past and present arising out of the payment of the September 2004 Dividend and to enter a deed of release in favour of the Company's Directors into by the Company in the form of the deed as specified

S.2  Approve to cancel the share premium account of the Company                        Mgmt        For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                  55P                94300                  0                06/08/05          06/08/05

BOUYGUES, GUYANCOURT

            SECURITY F11487125           MEETING TYPE Ordinary General Meeting
       TICKER SYMBOL                     MEETING DATE 10/07/04
                ISIN FR0000120503              AGENDA 700585598 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve to distribute exceptionally the amount of EUR 5.00 per share or per       Mgmt        No Action          *
     investment certificate and this amount shall be withdrawn from the issue premiums account

2.   Approve that the exceptional distribution shall be paid by cash on 07 JAN 2005    Mgmt        No Action          *
     to the profit of the bearer of 1 or several shares or of 1 or several investment certificates making up the Company capital on the day of the present meeting

3.   Grant all powers to the bearer of a copy or an extract of the minutes of the      Mgmt        No Action          *
     present in order to accomplish all deposits and publications which are prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                 1200                  0                09/23/04          09/23/04

BOUYGUES, GUYANCOURT

            SECURITY F11487125       MEETING TYPE MIX
       TICKER SYMBOL                 MEETING DATE 04/28/05
                ISIN FR0000120503          AGENDA 700669015 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
O.1  Receive the report of the Board of Directors and the general report of the        Mgmt        For               *
     Statutory Auditors, and approve the financial statements showing a net profit of
     EUR 585,890,337.74 and the balance sheet for the YE 31 DEC 2004; and grant permanent discharge to the Directors for the performance of their duties during the said FY

O.2  Receive the reports of the Board of Directors' Chairman and the Statutory         Mgmt        For               *
     Auditors and the financial report of the Board of Directors and approve the consolidated financial statements showing a net profit of EUR 858,113,000.00 for the said FY

O.3  Approve to appropriate the distributable profits of EUR 628,343,867.62 as         Mgmt        For               *
     follows: special reserve on long-term capital gains: EUR 2,871,169.00; other reserves: EUR 100,000,000.00; distribution referring to the first net dividend:
     EUR 16,637,931.20 EUR 0.05 net per share or investment certificate; distribution referring to the additional dividend: EUR 232,931,036.80 EUR 0.70 net per share or investment certificate; carry forward account: EUR: 275,903,730.62; the shareholders will receive a net dividend of EUR 0.75 per share and per investment certificate; this dividend will be paid on 04 MAY 2005

O.4  Approve that an amount of EUR 200,000,000.00 charged to the special reserve on    Mgmt        For               *
     long-term capital gains account will be transferred to the account entitled other reserves; consequently, the special reserve on long-term capital gains account will amount to EU 183,615,274.88; grant all powers to the Board of
     Directors to take all necessary measures and accomplish all necessary formalities

O.5  Receive the special report of the Auditors on agreements governed by Article L .  Mgmt        For               *
     225-38 of the French Commercial Code, and approve the said report and the agreements referred to therein

O.6  Approve to renew the term of office of Mr. Michel Rouger as a Director for a      Mgmt        For               *
     period of 3 years, provided that Resolution O.23 is approved

O.7  Appoint Mr. Thierry Jourdaine as a Director Member of the Supervisory Board of    Mgmt        For               *
     one of the investment trusts owning some Company's shares for a period of 2 years

O.8  Appoint Mr. Jean-Michel Gras as a Director Member of the Supervisory Board of     Mgmt        For               *
     one of the investment trusts owning some Company's shares, for a period of 2 years

O.9  Authorize the Board of Directors to trade in the Company's shares in the stock    Mgmt        For               *
     market, as per the following conditions: maximum purchase price: EUR 60.00 per share or per investment certificate; minimum sale price: EUR 25.00 per share or per investment certificate; the maximum number of shares to be traded shall not exceed 10% of the share capital; Authority expires at the end of 18 months;
     authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities; this delegation of powers supersedes any and all earlier delegations to the same effect

O.10 Authorize the Board of Directors to increase in one or more transactions, in      Mgmt        For               *
     France or abroad, with maintenance of the shareholders' preferential subscription right, the share capital byway of issuing Company's ordinary shares or securities giving access to ordinary shares of the Company or of another
     Company controlled more than 50% by it; the maximum share capital increase in cash to be issued shall not exceed EUR 150,000,000.00; the maximum nominal amount of debt securities to be issued shall not exceed EUR 5,000,000,000.00;
     Authority expires at the end of 26 months; this delegation of powers supersedes, for the fraction unused, any and all earlier delegations to the same effect;
     grant all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.11 Authorize the Board of Directors in order to increase the share capital, in one   Mgmt        For               *
     or more transactions and at its sole discretion, by a maximum nominal amount of
     EUR 4,000,000,000.00, by way of capitalizing retained earnings, income or additional paid-in capital, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares; Authority expires at the end of 26 months; this delegation of powers supersedes for the fraction unused any and all earlier delegations to the same effect; authorize the Board of
     Directors to take all necessary measures and accomplish all necessary formalities

O.12 Authorize the Board of Directors to increase in one or more transactions, in      Mgmt        For               *
     France or abroad, with waiver of the shareholders' preferential subscription right, the share capital by way of issuing Company's ordinary shares or securities giving access to ordinary shares of the Company or of another Company controlled more than 50% by it; the maximum share capital increase to be issued shall not exceed EUR 150,000,000.00; the maximum nominal amount of debt securities to be issued shall not exceed EUR 5,000,000,000.00; Authority expires at the end of 26 months; this delegation of powers supersedes, for the fraction unused, any and all earlier delegations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.13 Authorize the Board of Directors to increase Company's shares to be issued, in    Mgmt        For               *
     the event of a capital increase, with or without shareholders' preferential subscription rights, the total number of shares not exceeding 15% of the shares initially issued; Authority expires at the end of 26 months

O.14 Authorize the Board of Directors to fix the price of issue by way of public       Mgmt        For               *
     saving offer, by way of issuing, without the preferential registrations prescribed by law, shares or securities to be issued giving access to the share capital not exceeding 10% of the share capital; Authority expires at the end of
     26 months; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.15 Authorize the Board of Directors to increase the share capital by a maximum       Mgmt        For               *
     nominal amount of 10% of the share capital in order in consideration for contributions in kind composed of equity shares securities giving access to the share capital; Authority expires at the end of 26 months; it cancels and replaces for the fraction unused thereof, all earlier authorization to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.16 Authorize the Board of Directors to increase in one or more transactions, the     Mgmt        For               *
     share capital, without shareholders' preferential subscription rights; Authority expires at end of 26 months and supersedes for the fraction unused thereof, any and all earlier delegations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.17 Authorize formalities the Board of Directors to increase the share capital, in    Mgmt        For               *
     one or more transactions, at its sole discretion, in favour of the Company's employees or of its subsidiaries' employees who are members of a Company Savings
     Plan; Authority expires at the end of 26 months and for an amount not exceeding
     10% of the share capital; authorize the Board of Directors to take all necessary measures and all necessary formalities; this delegation of powers supersedes for the fraction unused thereof, any and all earlier delegations to the same effect

O.18 Authorize the Board of Directors to issue shares consequently to securities       Mgmt        For               *
     issued by one of Bouygues' subsidiaries; the said securities giving access to ordinary shares of the Company; the ceiling of the nominal amount is similar to the one referred to in Resolution Number O.12 and shall count against the overall value set forth in Resolution Number O.10. Authority expires at the end of 26 months; this delegation of powers supersedes, for the fraction unused thereof, any and all earlier delegations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.19 Authorize the Board of Directors to freely allocate in one or more transactions,  Mgmt        For               *
     the Company's existing shares or to be issued, to the profit of the Company and its subsidiaries' employees and Officers, the total number of shares not exceeding 10% of the registered capital; Authority expires at the end of 38 months; it cancels and replaces, for the fraction unused thereof, all earlier authorizations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.20 Authorize the Board of Directors to grant, in one or more transactions, to the    Mgmt        For               *
     profit of the Company and its subsidiaries' employees and Officers, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, the number of shares not exceeding the legal limits; Authority expires at the end of 26 months; it cancels and replaces, for the fraction unused thereof, all earlier authorizations to the same Effect; authorize the
     Board of Directors to take all necessary measures and accomplish all necessary formalities

O.21 Authorize formalities the Board of Directors to issue, in one or more             Mgmt        For               *
     transactions, in France or abroad, securities representing debt giving right to the allocation of debt securities, by a maximum nominal amount of EUR
     5,000,000.00; Authority expires at the end of 26 months; this delegation of powers supersedes any and all earlier delegations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.22 Authorize formalities the Board of Directors to reduce the share capital in one   Mgmt        For               *
     or more transactions, by cancelling the shares held by the Company, provided that the total number of shares cancelled in the 24 months does not exceed 10%
     of the capital; Authority expires at the end of 26 months; this delegation of powers supersedes any and all earlier delegations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.23 Amend the 3 following Articles of Association: Article Number 7 entitled share    Mgmt        For               *
     capital; Article Number 8.2 entitled identification of shareholders; Article
     Number 13.2 relating to the Directors' terms of office

O.24 Authorize the Board of Directors to issue in one or more transactions, in France  Mgmt        For               *
     or abroad, preferential shares with no voting right and with the same rights as investment certificates, provided the maximum nominal amount shall not exceed
     EUR 10,000,000.00; debt instruments shall not exceed a maximum nominal amount of
     EUR 10,000.000.00; Authority expires at the end of 18 months; this delegation of powers supersedes any and all earlier delegations to the same effect; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.25 Grant all powers to the bearer of a copy or an extract of the minutes of the      Mgmt        For               *
     present to accomplish all formalities, filings and general meeting proxy services

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                  55P                 14900                  0               04/14/05          04/14/05

BRITISH SKY BROADCASTING GROUP PLC

           SECURITY G15632105             MEETING TYPE Annual General Meeting
      TICKER SYMBOL                       MEETING DATE 11/12/04
               ISIN GB0001411924                AGENDA 700601455 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive and adopt the financial statements for the YE 30 JUN 2004, together with  Mgmt        No Action          *
     the reports of the Directors and the Auditors thereon

2.   Declare a final dividend                                                          Mgmt        No Action          *

3.   Elect Mr. Jeremy Darroch as a Director                                            Mgmt        No Action          *

4.   Elect Mr. Nicholas Ferguson as a Director                                         Mgmt        No Action          *

5.   Elect Mr. Andrew Higginson as a Director                                          Mgmt        No Action          *

6.   Elect Mr. Lord Rothschild as a Director                                           Mgmt        No Action          *

7.   Re-appoint Mr. Jacques Nasser as a Director                                       Mgmt        No Action          *

8.   Re-appoint Mr. Gail Rebuck as a Director                                          Mgmt        No Action          *

9.   Re-appoint Mr. Arthur Siskind as a Director                                       Mgmt        No Action          *

10.  Re-appoint Deloitte & Touche LLP as the Auditors and authorize the Directors to   Mgmt        No Action          *
     agree their remuneration

11.  Receive the report on the Directors remuneration for the YE 30 JUN 2004           Mgmt        No Action          *

12.  Authorize the Company, in accordance with the Section 347C of the Companies Act   Mgmt        No Action          *
     1985 as amended the Act, to make donations to political organizations, as defined in Section 347A of the Act, not exceeding GBP 100,000 in total and to incur the EU political expenditure, as defined in Section 347A of the Act not exceeding GBP 100,000 in total for the relevant period provided that the authorized sum referred above may be compromised at on or more amounts in different currencies which for the purpose of calculating the said sum shall be converted into pounds sterling at the exchange rate published in the London edition of the Financial Times on the day on which the relevant donation is trade or expenditure incurred; Authority expires earlier the date on 31 DEC 2005 or at the conclusion of AGM of the Company to be held in 2005

13.  Authorize the Directors, pursuant and in accordance with the Section 80 of the    Mgmt        No Action          *
     Companies Act 1985 as amended, to allot relevant securities up to an aggregate nominal amount of GBP 320,000,000 being approximately 33% of the nominal issued ordinary share capital; Authority expires at the conclusion of the next AGM of the Company; and the Directors may allot relevent securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.14 Authorize the Directors, subject to the passing of Resolution 13 and pursuant to  Mgmt        No Action          *
     Section 95 of the Companies Act 1985, to allot equity securities Section 94 for cash pursuant to and during the period of the authority conferred by Resolution
     13, disapplying the statutory pre-emption rights Section 89(1), provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue; b) up to an aggregate nominal amount of GBP 48,500,000 approximately 5% of the nominal issued ordinary share capital; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.15 Authorize the Company to make market purchases Section 163(3) of up to 97,000,000  Mgmt        No Action          *
     ordinary shares of 50 pence each in the capital of the Company equivalent to nominal value of each share, at a minimum price of 50 pence and up to 105% of the average middle market quotations for such shares derived from the Daily
     Official List of the London Stock Exchange, over the previous 5 business days;
     Authority expires on the date which is 12 months from the date of this resolution; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

16.  Approve the arrangements, as specified relating to the authority to be given to   Mgmt        No Action          *
     the Company to make market purchases of ordinary shares of 50 pence each in its capital, for the purposes of the dispensation provisions under Rule 9 of the
     City Code on Takeovers and Mergers in relation to News UK Nominees Limited and any persons acting in concert with it

17.  Authorize the Directors to extend the British Sky Broadcasting Group Executive    Mgmt        No Action          *
     Share Option Scheme for a further period from 10 years from the date of this resolution including making the alteration in as specified; authorize the
     Directors to establish any further schemes for overseas employees similar to the
     Executive Share Option Scheme but modified to take account of local tax and securities laws but so that all shares allocated count against the limits set out in the Executive Share Option Scheme

18.  Authorize the Directors to extend the British Sky Broadcasting Group Sharesave    Mgmt        No Action          *
     Scheme for a further period from 10 years from the date of this resolution including making the alteration in as specified; authorize the Directors to establish any firther schemes for overseas employees similar to the Sharesave
     Scheme but modified to take account of local tax and securities laws but so that all shares allocated count against the limits set out in the Sharesave Scheme

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
 812256                 55P               61500                  0                 11/03/04          11/03/04

CAPGEMINI SA, PARIS

              SECURITY F13587120          MEETING TYPE Ordinary General Meeting
         TICKER SYMBOL                    MEETING DATE 05/12/05
                  ISIN FR0000125338             AGENDA 700672478 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
O.1  Receive the report of the Board of Directors and the general report of the        Mgmt        For               *
     Statutory Auditors; approve the financial statements and the balance sheet for the year 2004, in the form presented to the meeting, showing a loss of: EUR (-)
     948,714,553.24; and grant permanent discharge to the Board of Directors for the performance of its duties during the said FY

O.2  Receive the reports of the Board of Directors and the Statutory Auditors; and     Mgmt        For               *
     approve the consolidated financial statements for the said FY, in the presented to the meeting, showing consolidated net loss of: EUR - 359,000,000.00

O.3  Receive the special report of the Auditors on agreements governed by Article L .  Mgmt        For               *
     225-38 of the French Commercial Code; and approve the said report and notices that no agreement was concluded during the last FY

O.4  Approve to charge the losses of the 2004 FY amounting to: EUR - 948,714,553.24    Mgmt        For               *
     and the carry forward account: EUR (-)41,681,723.70 to the share premium account, the share premium account is reduced from EUR 3,203,389,464.52 to EUR
     2,21 2,993,187.58 and to distribute any dividend for the 2004 FY in accordance with the regulations in force, the general meeting is reminded that no dividend has been paid for the past two FYs; an amount of EUR 61,345,008.61 charged to the special reserve on long-term capital gains account will be transferred to the other reserves account; the outstanding tax of 2.5% will also be charged to this account

O.5  Authorize the Board of Directors to buy back the Company's shares on the open     Mgmt        For               *
     market, as per the following conditions: maximum purchase price: EUR 50.00, maximum number of shares that may be acquired: 13,138,317 and take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 18 months

O.6  Appoint Mr. M. Daniel Bernard as a Director for a period of 6 years               Mgmt        For               *

O.7  Appoint Mr. M. Thierry de Montbrial as a Director for a period of 6 years         Mgmt        For               *

O.8  Appoint Mr. M. Marcel Roulet as Control Agent for a period of 6 years             Mgmt        For               *

E.9  Authorize the Board of Directors to reduce the share capital by cancelling the    Mgmt        For               *
     shares held by the Company in connection with a stock repurchase plan, provided that the total number of shares cancelled in the 24 months does not exceed 10%
     of the capital and to take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 24 months

E.10 Authorize the Board of Directors to increase the share capital, in one or more    Mgmt        For               *
     transactions, by a maximum nominal amount of EUR 1,500,000,000.00, by way of capitalizing retained earnings, income, premiums or else, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares; Authority expires at the end of 26 months

E.11 Authorize the Board of Directors to increase in one or more transactions, in      Mgmt        For               *
     France or abroad, the share capital by a maximum nominal amount of EUR 450,000,
     000.00, by way of issuing ordinary shares, stocks and shares giving access to the share capital and to the allocation of debt securities with maintenance of the shareholders' preferential right of subscription, the aggregate value of securities access to the share capital and to the allocation of debt securities shall not exceed EUR 3,000,000,000.00; and to take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 26 months

E.12 Authorize the Board of Directors to increase in one or more transactions, in      Mgmt        For               *
     France or abroad, the share capital by a maximum nominal amount of EUR 300,000,
     000.00, by way of issuing ordinary shares, stocks and shares giving access to the ordinary shares of the Company and to the allocation of debt securities without the shareholders preferential right of subscription, the aggregate value of securities access to the share capital and to the allocation of debt securities shall not exceed EUR 2,000,000,000.00; and to take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 26 months

E.13 Authorize the Board of Directors may decide to increase the number of securities  Mgmt        For               *
     to be issued in the event of a capital increase in accordance with Resolution
     E.11 and E.12, within the limit of the ceilings stipulated in said

O.14 Authorizeresolutionsthe Board of Directors to issue within the same ceilings as   Mgmt        For               *
     in Resolution E.12, shares of the Company or stocks and shares giving access to the share capital or to the allocation of debt securities, in consideration for stock tender offers are in effect and, within the limit of 10% of the share capital, in contributions in kind granted to the Company and comprised of equity securities giving access to share capital without shareholders' preferential right of subscription; and to take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 18 months

E.15 Authorize the Board of Directors to grant one or more transactions to employees   Mgmt        For               *
     and Officers options, giving the right either to subscribe for new shares in the
     Company to be issued through a share capital increase or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 6,000,000; and to take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 38 months

E.16 Authorize the Board of Directors to proceed with allocations free of charge of    Mgmt        For               *
     Company's existing ordinary shares or to be issued, in favour of the employees or the Officers, provided that they shall not represent more than 2,000,000 shares; and to take all necessary measures and accomplish all necessary formalities; Authority expires at the end of 38 months

E.17 Authorize the Board of Directors to increase the share capital, in one or more    Mgmt        For               *
     transactions, at its sole discretion, in favour of the Company's employees who are Members of a Company saving plan and for maximum number of shares which shall not exceed 3,500,000 and to take all necessary measures and accomplish all necessary formalities; Athority expires at the end of 18 months

E.18 Approve that the overall nominal amounts pertaining to: (-) thecapital increases  Mgmt        For               *
     to be carried out with the use of the delegations given by Resolutions E.11,
     E.12, E.13 and O.14 shall not exceed EUR 450,000,000.00, (-) the issues of securities to be carried out with the use of the delegations given by
     Resolutions E.11, E.12, E.13 and O.14 shall not exceed EUR 3,000,000,000.00

E.19 Grant all powers to the bearer of a copy or an extract of the minutes of this     Mgmt        For               *
     meeting in order to accomplish all formalities, filings and registrations prescribed by Law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
   812256               55P                 36996                 0                04/07/05          04/07/05

CELESIO AG

            SECURITY D1497R104          MEETING TYPE Ordinary General Meeting
       TICKER SYMBOL                    MEETING DATE 04/29/05
                ISIN DE0005858005             AGENDA 700666158 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive the financial statements and annual report for the 2004 FY with the       Mgmt        For               *
     report of the Supervisory Board, the Group financial statements and the Group annual report

2.   Approve the appropriation of the distributable profit of EUR 102,060,000 as:      Mgmt        For               *
     payment of a dividend of EUR 1.20 per no-par share ex-dividend and payable on 02
     MAY 2005

3.   Ratify the acts of the Board of Managing Directors                                Mgmt        For               *

4.   Ratify the acts of the Supervisory Board                                          Mgmt        For               *

5.   Elect PWC Deutsche Revision AG, Wirtschaftspruefungsgesellschaft Stuttgart, as    Mgmt        For               *
     the Auditors for the year 2005

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                 55P                  15550                  0               04/12/05          04/12/05

CELESIO AG

            SECURITY D1497R104            MEETING TYPE Ordinary General Meeting
       TICKER SYMBOL                      MEETING DATE 04/29/05
                ISIN DE0005858005               AGENDA 700666158 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive the financial statements and annual report for the 2004 FY with the       Mgmt
     report of the Supervisory Board, the Group financial statements and the Group annual report

2.   Approve the appropriation of the distributable profit of EUR 102,060,000 as:      Mgmt
     payment of a dividend of EUR 1.20 per no-par share ex-dividend and payable on 02
     MAY 2005

3.   Ratify the acts of the Board of Managing Directors                                Mgmt

4.   Ratify the acts of the Supervisory Board                                          Mgmt

5.   Elect PWC Deutsche Revision AG, Wirtschaftspruefungsgesellschaft Stuttgart, as    Mgmt
     the Auditors for the year 2005

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                    0                   0

CHEUNG KONG (HOLDINGS) LTD

            SECURITY Y13213106            MEETING TYPE Annual General Meeting
       TICKER SYMBOL                      MEETING DATE 05/19/05
                ISIN HK0001000014               AGENDA 700704465 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive the audited financial statements and the reports of the Directors and     Mgmt        For               *
     the Auditors for the YE 31 DEC 2004

2.   Declare a final dividend                                                          Mgmt        For               *

3.1  Re-elect Mr. Li Ka-Shing as a Director                                            Mgmt        For               *

3.2  Re-elect Mr. Li Tzar Kuoi as a Director                                           Mgmt        For               *

3.3  Re-elect Mr. Victor as a Director                                                 Mgmt        For               *

3.4  Re-elect Ms. Pau Yee Wan as a Director                                            Mgmt        For               *

3.5  Re-elect Mr. Ezra as a Director                                                   Mgmt        For               *

3.6  Re-elect Mr. Woo Chia Ching as a Director                                         Mgmt        For               *

3.7  Re-elect Mr. Grace as a Director                                                  Mgmt        For               *

3.8  Re-elect Mr. Leung Siu Hon as a Director                                          Mgmt        For               *

3.9  Re-elect Mr. Simon Murray as a Director                                           Mgmt        For               *

3.10 Re-elect Mr. Chow Nin Mow as a Director                                           Mgmt        For               *

3.11 Re-elect Mr. Albert as a Director                                                 Mgmt        For               *

3.12 Re-elect Mr. Kwan Chiu Yin as a Director                                          Mgmt        For               *

3.13 Re-elect Mr. Robert as a Director                                                 Mgmt        For               *

3.14 Re-elect Mr. Cheong Ying Chew as a Director                                       Mgmt        For               *

3.15 Re-elect Mr. Henry as a Director                                                  Mgmt        For               *

4.   Appoint the Auditors and authorize the Directors to fix their remuneration        Mgmt        For               *

5.1  Authorize the Directors, to issue and dispose the additional shares not           Mgmt        For               *
     exceeding 20% of the existing issued share capital of the Company at the date of this resolution until the next AGM relevant period, such mandate to include the granting of offers or options including bonds and debentures convertible into shares of the Company which might be exercisable or convertible during or after the relevant period

5.2  Authorize the Directors, during the relevant period as specified of all the       Mgmt        For               *
     powers of the Company, to repurchase shares of HKD 0.50 each in the capital of the Company in accordance with all applicable laws and the requirements of the
     Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong
     Limited or of any other stock exchange as amended from time to time; the aggregate nominal amount of shares of the Company to be repurchased by the
     Company pursuant to the approval as specified shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this resolution, and the said approval shall be limited accordingly;
     Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held

5.3  Authorize the Directors to issue and dispose of additional shares pursuant to     Mgmt        For               *
     Ordinary Resolution No. 5.1 as specified be hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Ordinary Resolution No. 5.2 as specified, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of the said resolution

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
   812256               55P                121000                  0               05/06/05          05/06/05

CHEUNG KONG (HOLDINGS) LTD

          SECURITY Y13213106            MEETING TYPE Annual General Meeting
     TICKER SYMBOL                      MEETING DATE 05/19/05
              ISIN HK0001000014               AGENDA 700720306 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive the audited financial statements and the reports of the Directors and     Mgmt        For               *
     Auditors for the YE 31 DEC 2004

2.   Declare a final dividend                                                          Mgmt        For               *

3.1  Elect Mr. Li Ka-Shing as a Director                                               Mgmt        For               *

3.2  Elect Mr. Li Tzar Kuoi, Victor as a Director                                      Mgmt        For               *

3.3  Elect Ms. Pau Yee Wan, Ezra as a Director                                         Mgmt        For               *

3.4  Elect Ms. Woo Chia Ching, Grace as a Director                                     Mgmt        For               *

3.5  Elect Mr. Leung Siu Hon as a Director                                             Mgmt        For               *

3.6  Elect Mr. Simon Murray as a Director                                              Mgmt        For               *

3.7  Elect Mr. Chow Nin Mow, Albert as a Director                                      Mgmt        For               *

3.8  Elect Mr. Kwan Chiu Yin, Robert as a Director                                     Mgmt        For               *

3.9  Elect Mr. Cheong Ying Chew, Henry as a Director                                   Mgmt        For               *

4.   Appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorise the        Mgmt        For               *
     Directors to fix their remuneration

5.1  Authorize the Directors, to issue and dispose the additional shares not           Mgmt        For               *
     exceeding 20% of the existing issued share capital of the Company at the date of this resolution until the next AGM relevant period, such mandate to include the granting of offers or options including bonds and debentures convertible into shares of the Company which might be exercisable or convertible during or after the relevant period

5.2  Authorize the Directors, during the relevant period as specified of all the       Mgmt        For               *
     powers of the Company, to repurchase shares of HKD 0.50 each in. the capital of the Company in accordance with all applicable laws and the requirements of the
     Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong
     Limited or of any other stock exchange as amended from time to time; the aggregate nominal amount of shares of the Company to be repurchased by the
     Company pursuant to the approval as specified shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this resolution, and the said approval shall be limited accordingly;
     Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held

5.3  Authorize the Directors to issue and dispose of additional shares pursuant to     Mgmt        For               *
     Resolution No. 5.1 as specified be hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the
     Company repurchased by the Company under the authority granted pursuant to
     Resolution No. 5.2 as specified, provided that such amount shall not exceed 10%
     of the aggregate nominal amount of the issued share capital of the Company at the date of the said resolution

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
    812256              55P                  121000                 0              05/16/05          05/16/05

CHINA PETROLEUM & CHEMICAL CORP SINOPEC

           SECURITY Y15010104       MEETING TYPE ExtraOrdinary General Meeting
           TICKER SYMBOL            MEETING DATE 12/21/04
           ISIN CN0005789556              AGENDA 700612129 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve the proposal regarding the acquisition of certain petrochemical assets    Mgmt        For               *
     from China Petrochemical Corporation

2.   Approve the proposal regarding the acquisition of certain catalyst assets from    Mgmt        For               *
     China Petrochemical Corporation

3.   Approve the proposal regarding the acquisition of certain gas station assets      Mgmt        For               *
     from China Petrochemical Corporation

4.   Approve the proposal regarding the disposal of certain downhole operation assets  Mgmt        For               *
     from China Petrochemical Corporation

5.   Approve the proposal for the general meeting to authorize the Board to perform    Mgmt        For               *
     all relevant matters in relation to the acquisition and the deposition

6.   Approve the adjustment to the Capital Expenditure Plan for the year 2004          Mgmt        For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                1048000                 0               11/30/04       11/30/04

CHINA PETROLEUM & CHEMICAL CORP SINOPEC

               SECURITY Y15010104         MEETING TYPE Annual General Meeting
          TICKER SYMBOL                   MEETING DATE 05/18/05
                   ISIN CN0005789556            AGENDA 700678468 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve the report of the Board of Directors of Sinopec Corporation for the YE    Mgmt        For               *
     31 DEC 2004

2.   Approve the report of the Supervisory Committee of the Sinopec Corporation for    Mgmt        For               *
     the YE 31 DEC 2004

3.   Approve the audited accounts and the audited consolidated accounts of Sinopec     Mgmt        For               *
     Corporation for the YE 31 DEC 2004

4.   Approve plan for profit appropriation and the final dividend of the Sinopec       Mgmt        For               *
     Corporation for the YE 31 DEC 2004

5.   Appoint the PRC and the International Auditors of Sinopec Corporation for the     Mgmt        For               *
     year 2005 and authorize the Board of Directors to fix their remuneration

6.   Approve the Sinopec Corporation Tianjin 1 million tones per annum ethylene        Mgmt        For               *
     and auxillary facilities project

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P               1048000                  0               05/06/05          05/06/05

COMPASS GROUP PLC

            SECURITY G23296182           MEETING TYPE Annual General Meeting
       TICKER SYMBOL                     MEETING DATE 02/14/05
                ISIN GB0005331532              AGENDA 700631648 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Receive and adopt the financial statements of the Company for the FYE 30 SEP      Mgmt        No Action          *
     2004 and the reports of the Directors and the Auditors thereon

2.   Approve the Remuneration Committee's report for the FYE 30 SEP 2004               Mgmt        No Action          *

3.   Declare a final dividend of 6.2 pence per share on the Company's ordinary shares  Mgmt        No Action          *
     for the FYE 30 SEP 2004

4.   Elect Mr. Steve Lucas as a Director                                               Mgmt        No Action          *

5.   Elect Mr. Andrew Martin as a Director                                             Mgmt        No Action          *

6.   Re-elect Mr. Peter Cawdron as a Director                                          Mgmt        No Action          *

7.   Re-elect Mr. Alain Dupuis as a Director                                           Mgmt        No Action          *

8.   Re-elect Mr. Val Gooding as a Director                                            Mgmt        No Action          *

9.   Re-appoint Deloitte & Touche LLP as the Auditors of the Company                   Mgmt        No Action          *

10.  Authorize the Directors to determine the Auditors' remuneration                   Mgmt        No Action          *

11.  Approve the rules of Compass Group PLC Share Bonus Matching Plan the Matching     Mgmt        No Action          *
     Plan and authorize the Directors to take all actions which they consider necessary or expedient in connection with the implementation of the Matching
     Plan

12.  Authorize the Company and its subsidiaries to make donations to EU political      Mgmt        No Action          *
     organizations and incur EU political expenditure provided that any such donations and expenditure made by the Company together with those made by an subsidiary Company shall not exceed in aggregate GBP 125,000; Authority expires at the conclusion of next AGM of the Company

13.  Approve, pursuant to Section 121(2)(e) of the Companies Act 1985 and Article      Mgmt        No Action          *
     41(d) of the Company's Articles of Association, the reduction of the authorized share capital of the Company from GBP 300,050,998 to GBP 300,001,000 divided into 3,000,010,000 ordinary shares of 10 pence each by canceling each authorized but unissued non-voting redeemable preference share of GBP 1 in the capital of the Company

S.14 Adopt the new Articles of Association of the Company                              Mgmt        No Action          *

S.15 Authorize the Directors, pursuant to Section 95 of the Companies Act 1985, to     Mgmt        No Action          *
     allot equity securities Section 94(2) and Section 94(3A) of the Act for cash pursuant to the authority conferred by Resolution 7 passed at the AGM of the
     Company held on 15 FEB 2002, disapplying the statutory pre-emption rights
     Section 89(1), provided that this power is limited to the allotment of equity securities a) in connection with a issue to holders of ordinary shares; and b)
     up to an aggregate nominal amount of GBP 10.7 million consisting of 107 million ordinary shares of 10 pence each in the capital of the Company; Authority expires the earlier of the conclusion of the next AGM or 13 MAY 2006; and, authorize the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.16 Authorize the Directors, pursuant to Article 45 of the Company's Articles of      Mgmt        No Action          *
     Association and in accordance with Section 166 of the Companies Act 1985, to make market purchases Section 163 of the Act of up to 215,540,302 ordinary shares representing 10% of the Company's issued ordinary share capital of 10 pence each in the capital of the Company, at a minimum price of 10 pence and up to 105% of the average middle market quotations for such shares derived from the
     London Stock Exchange Daily Official List, over the previous 5 business days;
     Authority expires the earlier of the conclusion of the next AGM of the Company or 13 AUG 2006; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                21800                    0              02/02/05          02/02/05

COSMOTE MOBILE TELECOMMUNICATIONS S A

             SECURITY X9724G104       MEETING TYPE ExtraOrdinary General Meeting
        TICKER SYMBOL                 MEETING DATE 02/28/05
                 ISIN GRS408333003          AGENDA 700640495 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve the distribution of retained earnings of previous FY,EUR 0.71 per share   Mgmt        For              *

2.   Approve the distribution of interim dividend EUR 0.19 per share for FY 2004       Mgmt        For              *

3.   Amend the Article 20 Paragraph 2 and Article 5 Paragraph 1 of the Company's       Mgmt        For              *
     Articles of the Association and approve its codification

4.   Approve the basic terms of the Agreement with OTE for the project of printing,    Mgmt        For              *
     enveloping and delivery of Cosmote's bills to Elta for distribution Article 23a,
     C.L.2190.1920

5.   Approve the basic terms of the Technical Support Agreement with OTE Article       Mgmt        For              *
     23a, C.L. 2190.1920

6.   Various announcements

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
  812256                55P                 4500                   0               02/11/05          02/11/05

COSMOTE MOBILE TELECOMMUNICATIONS S A

       SECURITY X9724G104                MEETING TYPE Annual General Meeting
       TICKER SYMBOL                     MEETING DATE 06/16/05
       ISIN GRS408333003                       AGENDA 700731703 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve the Board of Directors and the Auditors reports on the annual financial   Mgmt
     statements for the FY 2004

2.   Approve the annual financial statements for the FY 2004, profits appropriation    Mgmt
     and payments of the dividends

3.   Grant discharge to the Board of Directors Members and the Auditors from any       Mgmt
     liability for indemnity for the year 2004 according to the Article 35 of Cod Law
     2190/1920

4.   Approve the Board of Directors and the Managing Directors received                Mgmt
     remunerations, compensation and expenses for the year 2004 and determine the same for the FY 2005

5.   Amend the contract of the Managing Director concerning the annual bonus and       Mgmt
     grant of authorization for its signature Article23a of Cod Law 2190/1920

6.   Grant permission to the Board of Directors Members and the Companys Directors,    Mgmt
     according to the Article 23 Paragraph 1of Cod Law 2190/1920 and the Article 22
     of the Company's Articles of Association, for their participation in
     Hell.Telecom.Group of Companies, Board of Directors or Management pursuing the same or similar objects

7.   Elect the Certified Auditors, regular and substitute and an international         Mgmt
     prestige Auditor for the FY 2005 and approve to determine their fees

8.   Approve the issuance by Cosmote one or more common bond loans to be subscribed    Mgmt
     by Ote Plc up to an aggregate amount of 1 billion EURO and approval in accordance with Article 23a of Cod Law 2190/1920 of the basic terms of the above mentioned bonds

9.   Approve the acquisition by Cosmote of all the shares of Otesaffiliate Companic    Mgmt
     osmo Bulgaria Mobile Ead and Otemts Holding B.V Netherlands which owns 100% of the shares and Cosmofon Mobile Telecom.Services Ad Skopje Articles 10 and 23a of
     Cod Law 2190/1920

10.  Miscellaneous announcements                                                       Other

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
    812256             55P                  69000                 0

COSMOTE MOBILE TELECOMMUNICATIONS S A

             SECURITY X9724G104           MEETING TYPE Ordinary General Meeting
        TICKER SYMBOL                     MEETING DATE 06/27/05
                 ISIN GRS408333003              AGENDA 700736272 - Management

                                                                                                                FOR/AGAINST
ITEM                                   PROPOSAL                                        TYPE        VOTE         MANAGEMENT
1.   Approve the Cosmote SA participation to the Roumanian Mobile Telecommunications   Mgmt        For              *
     Company Cosmorom SA, up to 70% of the share capital of the aforesaid Company, according to the Article23a of the C.L. 2190/1920

2.   Miscellaneous announcements                                                       Other       For              *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN          BALLOT SHARES        SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
812256                   55P                69000                 0                06/13/05          06/13/05

DANSKE BANK AS

           SECURITY K22272114            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 03/15/05
               ISIN DK0010274414               AGENDA 700645255 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
A.    Adopt the annual report; grant discharge to the Board of Directors and       Mgmt          For               *
      Executive Board from their obligations and approve the allocation of profits or for the cover of losses according to the adopted annual report and to pay a dividend of DKK 7.85 for each

B.1   Re-elect Mr. Eivind Kolding as a Member of Board of Directors, who retires   Mgmt          For               *
      according to Article 15 of the Articles of Association

B.2   Re-elect Mr. Niels Chr. Nielsen as a Member of Board of Directors, who       Mgmt          For               *
      retires according to Article 15 of the Articles of Association

C.    Re-appoint Grant Thornton and KPMG C. Jespersen, Statsautoriseret            Mgmt          For               *
      Revisionasak tieselskab as the Auditors, who retires according to Article
      21 of the Articles of Association

D.    Approve to renew the authorization enabling the Bank to acquire its own      Mgmt          For               *
      shares by way of ownership or pledge up to an aggregate nominal value of
      10% of the share capital, in accordance with Section 48 of the Danish
      Companies Act

E.    Approve to reduce the share capital by nominal amount of DKK 339,614,760     Mgmt          For               *
      through cancellation of shares; and amend Article 4, Paragraph 1 of the
      Bank's Articles of Association as specified
                                                                                   Other         For               *
F.    Any other business

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                29700                0               03/01/05           03/01/05

DBS GROUP HOLDINGS LTD

          SECURITY Y20246107             MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 04/29/05
               ISIN SG1L01001701               AGENDA 700689409 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Receive the Directors' report and audited accounts for the YE 31 DEC 2004    Mgmt          For               *
      and the Auditors' report thereon

2.A   Declare a final dividend of 22 cents per ordinary share, less income tax,    Mgmt          For               *
      for the YE 31 DEC 2004

2.B   Declare a final dividend of 12 cents per non-voting convertible preference   Mgmt          For               *
      share, less income tax, for the YE 31 DEC 2004

2.C   Declare a final dividend of 12 cents per non-voting redeemable convertible   Mgmt          For               *
      preference share, less income tax, for the YE 31 DEC 2004

3.    Approve to sanction the amount of SGD 976,689 as the Directors' fees for     Mgmt          For               *
      2004

4.    Appoint Messrs. Ernst & Young as the Auditors of the Company and authorize   Mgmt          For               *
      the Directors to fix their remuneration

5.A.1 Acknowledge the retirement of Mr. Jackson Tai, Mr. Bernard Chen, Mr. Fock    Mgmt          For               *
      Siew Wah, Ms. Gail D. Fosier, Mr. C.Y. Leung, Mr. Peter Ong and Mr. John
      Ross as the Directors and that Mr. Bernard Chen, Mr. Fock Siew Wah and Ms.
      Gail D. Fosier are not offering themselves for re-election

5A2.1 Re-elect Mr. Jackson Tai as a Director, who retires under Article 96 of      Mgmt          For               *
      the Company's Articles of Association

5A2.2 Re-elect Mr. CY Leung as a Director, who retires under Article 96 of the     Mgmt          For               *
      Company's Articles of Association

5A2.3 Re-elect Mr. Peter Ong as a Director, who retires under Article 96 of the    Mgmt          For               *
      Company's Articles of Association

5A2.4 Re-elect Mr. John Ross as a Director, who retires under Article 96 of the    Mgmt          For               *
      Company's Articles of Association

5.B.1 Re-elect Mr. Ang Kong Hua as a Director, who retires under Article 101 of    Mgmt          For               *
      the Company's Articles of Association

5.B.2 Re-elect Mr. Goh Geok Ling as a Director, who retires under Article 101 of   Mgmt          For               *
      the Company's Articles of Association

5.B.3 Re-elect Mr. Wong Ngit Liong as a Director, who retires under Article 101    Mgmt          For               *
      of t he Company's Articles of Association

5.C   Acknowledge the retirement of Mr. Thean Lip Ping as a Director under         Mgmt          For               *
      Section 153(6) of the Companies Act, Chapter 5

6.A   Authorize the Board of Directors of the Company to offer and grant options   Mgmt          For               *
      in accordance with the provisions of the DBSH Share Option Plan and to allot and issue from time to time such number of ordinary shares of SGD
      1.00 each in the capital of the Company DBSH ordinary shares as may be required to be ssued pursuant to the exercise of the options under the
      DBSH Share Option Plan provided that the aggregate number of new DBSH ordinary shares to be issued pursuant to the DBSH Share Option Plan and the DBSH Performance Share Plan shall not exceed 7.5% of the issued share capital of the Company from time to time

6.B   Authorize the Board of Directors of the Company to offer and grant awards    Mgmt          For               *
      in accordance with the provisions of the DBSH Performance Share Plan and to allot and issue from time to time such number of DBSH ordinary shares as may be required to be issued pursuant to the vesting of awards under the DBSH Performance Share Plan, provided that the aggregate number of new
      DBSH ordinary shares to be issued pursuant to the DBSH Performance Share
      Plan and the DBSH Share Option Plan shall not exceed 7.5% of the issued share capital of the Company from time to time

6.C   Authorize the Directors of the Company to: a) i) issue shares in the         Mgmt          For               *
      capital of the Company shares whether by way of rights, bonus or otherwise; and/or ii ) make or grant offers, agreements or options collectively, Instruments that might or would require shares to be issued, including but not limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) issue shares in pursuance of any Instrument made or granted by the Directors while this resolution was in force, provided that: 1) the aggregate number of shares to be issued pursuant to this resolution including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution does not exceed 50% of the issued share capital of the Company as calculated in accordance with
      Paragraph 2) , of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the

      Company including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution does not exceed 20% of the issued share capital of the Company as calculated in accordance with Paragraph
      2); 2) subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited SGX-ST for the purpose of determining the aggregate number of shares that may be issued under Paragraph 1), the percentage of issued share capital shall be based on the issued share capital of the Company at the time this resolution is passed, after adjusting for: i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed;
      and ii) any subsequent consolidation or subdivision of shares; 3) in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force unless such compliance has been waived by the SGX-ST and the Articles of Association for the time being of the Company;
      Authority expires at the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                62000                0               04/21/05           04/21/05

DBS GROUP HOLDINGS LTD

           SECURITY Y20246107         MEETING TYPE ExtraOrdinary General Meeting
      TICKER SYMBOL                   MEETING DATE 04/29/05
               ISIN SG1L01001701            AGENDA 700689411 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Authorize the Directors of DBSH, for the purposes of Sections 76C and 76E    Mgmt          For               *
      of the Companies Act, Chapter 50 the "Companies Act", to purchase or otherwise acquire issued ordinary shares of SGD 1.00 each fully paid in the capital of DBSH "Ordinary Shares" not exceeding in aggregate the
      Maximum Percentage as specified, at such price or prices as may be determined by the Directors from time to time up to the Maximum Price as specified, whether by way of: i) market purchases on the Singapore
      Exchange Securities Trading Limited "SGX-ST" transacted through the
      Central Limit Order Book trading system and/or any other securities exchange on which the ordinary shares may for the time being be listed and quoted "OtherExchange"; and/or ii) off-market purchases if effected otherwise than on the SGX-ST or, as the case may be, other exchange in accordance with any equal access schemes as may be determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, other exchange as may for the time being be applicable (the "Share Purchase Mandate"; Authority expires earlier at the conclusion of the next AGM of DBSH or to be held by law; and authorize the
      Directors of the Company and/or any of them to complete and do all such acts and things including executing such documents as may be required as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                62000                 0               04/21/05          04/21/05

DEUTSCHE TELEKOM AG,BONN

           SECURITY D2035M136            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 04/26/05
               ISIN DE0005557508               AGENDA 700662263 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Presentation of the approved annual financial statements and consolidated    Mgmt          For               *
      financial statements approved by the Supervisory Board as of December 31,
      2004, the combined management report for Deutsche Telekom AG and the Group and the Supervisory Board's report on the 2004 financial year. liable for inspection in the business offices of Deutsche Telekom AG at the Company's registered office, Friedrich-Ebert-Allee 140, 53113 Bonn, Germany, and on
      the Internet at http://www.telekom.de They will also be available for inspection during the Shareholders' Meeting.

2.    Resolution on the appropriation of net income. The Board of Management and   Mgmt          For               *
      Supervisory Board propose that the net income totaling EUR
      2,881,090,240,54 be used as follows: Payment of a dividend of EUR 0,62 for each individual dividend-bearing no par value share and carrying forward of the remaining balance to the new account. Based on this proposed dividend, a dividend total resulting from the dividend-bearing capital stock of 10,675,798,676,48 on the day of publishing the annual financial statements (on February 22, 2005), divided up into 4,170,233,858 individual no par value shares, is 2,585,544,991,96, and the retained profit brought forward is 295,545,248,58. The final amounts depend on the number of shares carrying dividend rights issued when the vote on the resolution on the appropriation of net income was taken. If the number of shares carrying dividend rights decreases, the amount to be carried forward to the new account increases accordingly. If the number of shares carrying dividend rights increases, the amount to be carried forward to the new account decreases accordingly. The dividend is payable on April
      28, 2005.

3.    Resolution regarding approval of the Board of Managements actions for the    Mgmt          For               *
      2004 financial year. The Board of Management and the Supervisory Board propose the approval of the Board of Managements actions for the 2004 financial year.

4.    Resolution regarding approval of the Supervisory Boards actions for the      Mgmt          For               *
      2004 financial year. The Board of Management and the Supervisory Board propose the approval of the Supervisory Boards actions for the 2004 financial year.

5.    Resolution on the appointment of the independent auditor and the Group       Mgmt          For               *
      auditor for the 2005 financial year. The Supervisory Board proposes that
      PwC Deutsche Revision Aktiengesellschaft WirtschaftsprUfungsgesetlschaft,
      Frankfurt am Ma in, and Ernst & Young Deutsche AG
      WirtschaftsprUfungsgesellschaft, Stuttgart, be jointly appointed as the independent auditor and Group auditor for the 2005 financial year, subject to the proviso that each auditor is able to conduct the audit alone if the other auditor should drop out for a reason for which the Company is not responsible.

6.    Resolution authorizing the Company to purchase and use its own shares        Mgmt          For               *
      including use for exclusion of subscription rights.The Board of Management and the Supervisory Board propose the adoption of the following resolution: The Board of Management is authorized to purchase a total of
      419,786,533 shares in the Company by October 25, 2006, which is slightly less than 10% of the capital stock, subject to the proviso that the shares to be purchased on the basis of this authorization in conjunction with the other shares of the Company which the Company has already purchased and still possesses or are to be assigned to it under 71d and 71e AktG do not at any time account for more than 10% of the Companys capital stock. This authorization may be exercised as a whole or in portions.

      The purchase can be carried out in partial tranches spread over various purchase dates within the authorization period until the maximum purchase volume is reached. The shares may also be purchased by dependent Group companies of Deutsche Tetekom AG as defined in 17 AktG (German Stock
      Corporation Act) or third parties for the account of Deutsche Tetekom AG or for the account of the dependent Group companies of Deutsche Telekom AG pursuant to 17 AktG.

7.    Election of State Secretary Volker Halsch as Member of the Supervisory       Mgmt          For               *
      Board. By order of Bonn Local Court of September 24, 2004, State Secretary
      Mr. Volker Halsch has been appointed a member of the Companys Supervisory
      Board with effect from October f, 2004, in lieu of Dr. Manfred Overhaus, who resigned from office with effect from September 30, 2004, He is now to be elected as a member of the Supervisory Board by the Shareholders
      Meeting.

8.    Election of Dr. Wolfgang Reitzle as Member of the Supervisory Board.         Mgmt          For               *

9.    Resolution on the authorization to issue convertible bonds and/orbonds       Mgmt          For               *
      with warrants (which can also each have dividend-related interest like a participating bond) under the revocation of the existing authorization and creation of additional contingent capital and amendment to the Articles of
      Incorporation as well as the option of excluding the subscription right.
      The Board of Management and the Supen Board propose the adoption of the following resolution: a) Authorization to issue convertible bonds and/or bonds with warrants arid to exclude the subscription right (1)
      Authorization period, par value, number of shares, term, interest The
      Board of Management is authorized, with the consent of the Supervisory
      Board, to issue on one or more occasions by April 25, 2010, bearer and/or registered convertible bonds and/or bonds with warrants (herein after also referred to as bonds having a total par value of up to 5,000,000,000 with a term of up to 30 (thirty) years and to grant to the holders or creditors of bonds conversion or option rights for shares of Deutsche Telekom AG representing a proportion of the capital stock not to exceed 600,000,000, as more closely defined in the terms and conditions for the bonds. The bonds can also have variable interest, whereby the interest, as in a participating bond can depend partially or completely on the amount of the
      Companys dividend.

10.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      MagyarCom Holding GmbH.

11.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      DeTeFleetServices

12.   Resolution regarding approval to conclude a control agreement with DFMG      Mgmt          For               *
      Holding GmbH.

13.   Resolution regarding approval to conclude a control agreement with DeTe      Mgmt          For               *
      Immobilien, Deutsche Telekom lmmobilien und Service GmbH

14.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      DeleAssekur anz - Deutsche Telekom Assekuranz-Vermittlungsgeseilschaft
      mbH.

15.   Resolution regarding approval to conclude a control agreement with T-Punkt   Mgmt          For               *
      Vertriebsgesellschaft mbH.

16.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      Deutsche Telekom Training GmbH.

17.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      T-Systems International GmbH.

18.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      DeTeMedien, Deutsche Telekom Medien GmbH.

19.   Resolution regarding approval to conclude a control agreement with Carmen    Mgmt          For               *
      Telekommunikationsdienste GmbH

20.   Resolution regarding approval to conclude a control agreement with Norma     Mgmt          For               *
      Telekommunikationsdienste GmbH.

21.   Resolution regarding approval to conclude a control agreement with           Mgmt          For               *
      Traviata Telekommunikationsdienste GmbH.

22.   Resolution regarding approval to conclude a profit and loss transfer         Mgmt          For               *
      agreement with MagyarCom Holding GmbH.

23.   Amendment of the Articles of Incorporation in line with the draft bill for   Mgmt          For               *
      the Law on Corporate Integrity and Modernization of the Right of Avoidance
      (UMAG Unternehmensintegrittund Modernisierung des Anfechtungsrechts). On
      November 17,2004. the German Government brought forward the draft bill for the Law on Corporate Integrity and Modernization of the Right of Avoidance
      (UMAG.) UMAG serves, among other things, to supplement 131(2) of the AktG, according to which the chair of the meeting can be authorized in the
      Articles of Incorporation to put a time limit on the shareholders right to speak and ask questions. UMAG is likely to come into force after the explanatory memorandum by the government on November 1, 2005. The Articles of Incorporation of Deutsche Telekom AG shall be amended in line with the future legal provisions on a timely basis prior to the next Shareholders
      Meeting. The Board of Management and Supervisory Board therefore recommend the adoption of the following amendment to the Articles of Incorporation:
      17(2) of the Articles of Incorporation presently reads as follows: The
      Chairman shall run the meeting. He shall determine the order of discussion of agenda items as well as the manner and order of voting. A third sentence will be added to 17(2) of the Articles of Incorporation as follows : He may set an appropriate time limit for shareholders right to speak and ask questions; he can, in particular, appropriately determine the length of the Shareholders Meeting and the time allotted for discussing items on the agenda or for any individual questions or comments. The Board of Management shall be instructed not to enter the amendment to the Articles of Incorporation for registration at the Commercial Register until the provisions described above regarding the restriction of the right to speak and ask questions enter into force in a vervion that, apart from any slight editorial changes, substantially complies with the Bundesrats 03/05 official document in terms of content.

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                59000                0                04/11/05          04/11/05

E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF

           SECURITY D24909109            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 04/27/05
               ISIN DE0007614406               AGENDA 700661184 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Receive the financial statements and annual report for the 2004 FY with      Mgmt          For               *
      the report of the Supervisory Board, the Group financial statements and the Group annual report

2.    Approve the appropriation of the distributable profit of EUR                 Mgmt          For               *
      1,549,010,497.05 as follows: payment of a dividend of EUR 2.35 per no-par share ex-dividend and payable date: 28 APR 2005

3.    Ratify the acts of the Board of Managing Directors                           Mgmt          For               *

4.    Ratify the acts of the Supervisory Board                                     Mgmt          For               *

5.    Authorize the Board of Managing Directors, with the consent of the           Mgmt          For               *
      Supervisory Board, to increase the Company's share capital by up to EUR
      540,000,000 through the issue of new bearer no-par shares against payment in cash and/or kind, on or before 27 APR 2010; shareholders shall be granted subscription rights for a capital increase against payment in cash; shareholders subscription rights may be excluded for residual amounts, for the granting of such rights to bond holders, for a capital increase of up to 10% of the share capital if the new shares are issued at a price not materially below their market price, and for the issue of shares to employees of the Company and its affiliates, or against payment in kind; and amend the corresponding Articles of Association

6.    Authorize the Board of Managing Directors: to acquire shares of the          Mgmt          For               *
      Company of up to 10% of its share capital, on or before 27 OCT 2006; the shares may be acquired through the stock exchange at a price neither more than 10% above nor more than 20% below the market price of the shares, by way of a public repurchase offer to all shareholders or by means of a public offer for the exchange of liquid shares which are admitted to trading on an organized market at a price not differing more than 20% from the market price of the shares, and by using derivatives in the form of call or put options if the exercise price is neither more than 10% above nor more than 20% below the market price of the shares; to dispose of the shares in a manner other than the stock exchange or a rights offering if the shares are sold at a price not materially below their market price, used for acquisition purposes or for satisfying existing option and conversion rights, or issued to the Company's and its affiliates employees; the shares may also be retired

7.    Approve the Control and Profit Transfer Agreement with the Company's         Mgmt          For               *
      wholly-owned E.ON Finanzanlagen GmbH, effective retroactively from 02 FEB
      2005, until at least 31 DEC 2010

8.    Approve that, from the 2005 FY, the Members of the Supervisory Board shall   Mgmt          For               *
      receive a fixed annual remuneration of EUR 55,000, a variable remuneration of EUR 115 for every EUR 0.01 of the dividend payment per share in excess of EUR 0.1 0, and an additional variable remuneration of EUR 70 for every
      EUR 0.01 of the earnings per share in excess of EUR 2.30; and amend the corresponding Articles of Association

9.    Amend the Articles of Association in connection with the Law on Corporate    Mgmt          For               *
      Integrity and the modernization of the right to set aside resolutions of shareholders meetings UMAG, as follows: Section 15, regarding shareholders' meetings being convened no later than 30 days prior to the day by which shareholders are required to register to attend the shareholders meeting; Section18, regarding shareholders intending to attend the shareholders meeting being obliged to register at least 7 days prior to the shareholders meeting and to provide a proof in German or
      English of their entitlement to attend the shareholders meeting or to exercise their voting rights

10.   Appoint PWC Deutsche Revision AG as the Auditors for the FY 2005 ors for     Mgmt          For               *
      the year 2005

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P               15000                0                 04/13/05          04/13/05

EBARA CORP

           SECURITY J12600128            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 06/29/05
               ISIN JP3166000004               AGENDA 700762710 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1     Approve Allocation of Income, Including the Following Dividends: Interim     Mgmt          For               *
      JY 0, Final JY 7.50, Special JY 0

2     Amend Articles to: Reduce Maximum Board Size - Authorize Public              Mgmt          For               *
      Announcements in Electronic Format

3.1   Elect Director                                                               Mgmt          For               *

3.2   Elect Director                                                               Mgmt          For               *

3.3   Elect Director                                                               Mgmt          For               *

3.4   Elect Director                                                               Mgmt          For               *

3.5   Elect Director                                                               Mgmt          For               *

3.6   Elect Director                                                               Mgmt          For               *

3.7   Elect Director                                                               Mgmt          For               *

3.8   Elect Director                                                               Mgmt          For               *

3.9   Elect Director                                                               Mgmt          For               *

4     Approve Retirement Bonuses for Directors                                     Mgmt          For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P               249000                0                06/20/05          06/20/05

ENI SPA, ROMA

           SECURITY T3643A145            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 05/26/05
               ISIN IT0003132476               AGENDA 700699640 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Approve the financial statement at 31 DEC 2004; the report of the            Mgmt
      Directors, Auditors and the Independent Auditors

2.    Approve the allocation of profits                                            Mgmt

3.    Grant authority to buy back own shares                                       Mgmt

4.    Approve the assignment of own shares to Stock Option Plan                    Mgmt

5.    Appoint the number of Members of the Board of Auditors                       Mgmt

6.    Appoint the Directors and approve to establish the duration of their         Mgmt
      assignment

7.    Appoint the Board of Directors and the Chairman and approve their            Mgmt
      emoluments

8.    Appoint the Board of Auditors and the Chairman and approve their             Mgmt
      emoluments

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                58200               0

ENI SPA, ROMA

           SECURITY T3643A145            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/26/05
               ISIN IT0003132476               AGENDA 700704186 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Approve the financial statement as of 31 DEC 2004 of Eni Spa, the            Mgmt          For               *
      consolidated financial statement as of 31 DEC 2004, the reports of the
      Board of Directors, of the Board of Auditors and of the External Auditors

2.    Approve the allocation of earnings                                           Mgmt          For               *

3.    Grant authority to buy back own shares                                       Mgmt          For               *

4.    Approve the disposal of own shares in service of a Stock Option Plan to      Mgmt          For               *
      the Managers of the Group

5.    Approve the number of the Members of the Board of Directors                  Mgmt          For               *

6.    Approve to establish the duration of the Board of Directors                  Mgmt          For               *

7.    Appoint Mr. Alberto Clo, Mr. Renzo Costi and Mr. Marco Reboa presented by    Mgmt          For               *
      Fineco Asset Management Spa Sgr, Arca Sgr Spa, Aureo Gestioni Sgr Spa, BNL
      Gestion i Sgr Spa, DWS Investments Italy Sgr Spa, Ersel Asset Management
      Sgr Spa, RAS Asset Management Sgr Spa, Hermes Administration Services
      Limited, Mediolanum International Funds Limited, Mediolanum Gestione Fondi
      Sgr Spa, Monte Paschi Asset Management Sgr Spa, Nextra Investment
      Management Sgr Spa, Pioneer Asset Management SA, Pioneer Investment
      Management Sgr Spa, Aletti Gestielle Sgr Spa, San Paolo Imi Asset
      Management Sgr Spa, holding more than 1% of stock capital and appoint Mr.
      Roberto Poli Chairman, Mr. Dario Fruscio, Mr. Marco Pinto, Mario Resca,
      Mr. Paolo Scaroni, Mr. Pierluigi Scibetta presented by Ministry of
      Finance, holding 20,31% of stock capital as a Directors

8.    Appoint the Chairman of the Board of Directors                               Mgmt          For               *

9.    Approve the rewards for the Chairman of Board of Directors                   Mgmt          For               *

10.   Appoint Mr. Giorgio Silva, Mr. Riccardo Perotta and Mr. Massimo Gentile      Mgmt          For               *
      Alternative Auditor presented by Candidates presented by Fineco Asset
      Management Spa Sgr, Arca Sgr Spa, Aureo Gestioni Sgr Spa, BNL Gestioni Sgr
      Spa, DWS Investments Italy Sgr Spa, Ersel Asset Management Sgr Spa, RAS
      Asset Management Sgr Spa, Hermes Administration Services Limited,
      Mediolanum International Funds Limited, Mediolanum Gestione Fondi Sgr Spa,
      Monte Paschi Asset Management Sgr Spa, Nextra Investment Management Sgr
      Spa, Pioneer Asset Management SA, Pioneer Investment Management Sgr Spa,
      Aletti Gestielle Sgr Spa, San Paolo Imi Asset Management Sgr Spa, holding more than 1% of stock capital and appoint Mr.Paolo Colombo Chairman, Mr.
      Filippo Duodo, Mr. Edoardo Grisolia and Mr. Francesco Bilotti Alternative
      Auditor presentedby the Ministry of Finance, holding 2 0,31% of stock capital asthe Internal Auditors

11.   Appoint the Chairman of Board of Auditors                                    Mgmt          For               *

12.   Approve the rewards for the Chairman of Board of Auditors and the            Mgmt          For               *
      Statutory Auditors

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                58200                 0               05/16/05          05/16/05

FORTIS SA/NV. BRUXELLES

           SECURITY B4399L102         MEETING TYPE ExtraOrdinary General Meeting
      TICKER SYMBOL                   MEETING DATE 10/11/04
               ISIN BE0003801181            AGENDA 700594080 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                        TYPE          VOTE       MANAGEMENT
1.    Opening                                                                      Non-Voting

2.    Appoint Mr. Jean-Paul Votron as a Executive Member of the Management Board      Mgmt          For            *
      from 11 OCT 2004 till OGM of shareholders in 2008

3.a   Approve to determine remuneration policy for Members Management Board           Mgmt          For            *

3.b   Approve to determine the maximum numbers share-options and restricted           Mgmt          For            *
      shares to assign to Executive Members Management Board

4.    Closing                                                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                24500                0                09/30/04          09/30/04

FORTIS SA/NV. BRUXELLES

           SECURITY B4399L102            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/25/05
               ISIN BE0003801181               AGENDA 700707891 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Opening of the meeting                                                       Non-Voting

2.a   Receive report of the Management Board over 2004; approve the financial      Non-Voting
      statements and statutory reports of the Company for the FY 2004

2.b   Approve a gross dividend of EUR 1.04 per Fortis unit, payable on the 16         Mgmt       For               *
      JUN 2005

2.c   Grant discharge to the Management Board                                         Mgmt       For               *

3.    Corporate governance                                                         Non-Voting

4.a   Re-elect Mr. Count Maurice Lippens as a Member of the Management Board          Mgmt       For               *

4.b   Re-elect Mr. Baron Daniel Janssen as a Member of the Management Board           Mgmt       For               *

5.    Authorize the Management Board to acquire Fortis Units which contain            Mgmt       For               *
      Fortis N. V. related shares; Authority expires at the end of 18 months

6.    Closure of the meeting                                                       Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                60200                0                05/05/05        05/05/05

FORTIS SA/NV. BRUXELLES

           SECURITY B4399L102         MEETING TYPE ExtraOrdinary General Meeting
      TICKER SYMBOL                   MEETING DATE 05/25/05
               ISIN BE0003801181            AGENDA 700690921 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                        TYPE       VOTE          MANAGEMENT
1.    Opening                                                                      Non-Voting

2.    Authorize the Board of Directors of the Company and the Boards of its           Mgmt       For               *
      direct Subsidiaries: to acquire Fortis Units in which twinned Fortis SA NV shares are Incorporated; to dispose Fortis Units in which Twinned Fortis
      SA NV shares are incorporated Authority expires at a period of 18 months starting after the end of the general meeting

3.    Closure                                                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                60200               0                 04/20/05          04/20/05

FORTIS SA/NV. BRUXELLES

           SECURITY B4399L102            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/25/05
               ISIN BE0003801181               AGENDA 700708007 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                        TYPE       VOTE          MANAGEMENT
1.    Opening of the meeting                                                       Non-Voting

2.a   Receive report of the Management Board over 2004; approve the financial      Non-Voting
      statements and statutory reports of the Company for the FY 2004

2.b   Approve a gross dividend of EUR 1.04 per Fortis unit, payable on the 16         Mgmt       For               *
      JUN 2005

2.c   Grant discharge to the Management Board                                         Mgmt       For               *

3.    Corporate governance                                                         Non-Voting

4.a   Re-elect Mr. Count Maurice Lippens as a Member of the Management Board          Mgmt       For               *

4.b   Re-elect Mr. Baron Daniel Janssen as a Member of the Management Board           Mgmt       For               *

5.    Authorize the Management Board to acquire Fortis Units which contain            Mgmt       For               *
      Fortis N. V. related shares; Authority expires at the end of 18 months

6.    Closure of the meeting                                                       Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                60200                  0              05/05/05          05/05/05

FORTIS SA/NV. BRUXELLES

           SECURITY B4399L102            MEETING TYPE MIX
      TICKER SYMBOL                      MEETING DATE 05/25/05
               ISIN BE0003801181               AGENDA 700718755 - Management

                                                                                                              FOR/AGAINST
ITEM                                    PROPOSAL                                        TYPE       VOTE        MANAGEMENT
O.1     Opening                                                                      Non-Voting

O2a.1   Approve the annual reports on the FY 2004                                    Non-Voting

O2a.2   Approve the consolidated annual accounts for the FY 2004                     Non-Voting

O2a.3   Approve the statutory annual accounts of the Company for the FY 2004            Mgmt       For             *

O2a.4   Approve the appropriation of profit of the Company for the FY 2003           Non-Voting

O2b.1   Approve the comments on the dividend policy                                  Non-Voting

O2b.2   Adopt a gross dividend for the 2004 FY of EUR 1,04 per Fortis Unit,             Mgmt       For             *
        payable as from 16 JUN 2005

O2c.1   Grant discharge to the Members of the Board of Directors for the FY 2004        Mgmt       For             *

O2c.2   Grant discharge to the Auditor for the FY 2004                                  Mgmt       For             *

O.3     Approve the Corporate Governance                                             Non-Voting

O4a.1   Re-appoint Mr. Count Maurice Lippens, for a period of 3 years, until the        Mgmt       For             *
        end of the OGM of 2008

O4a.2   Re-appoint Mr. Baron Daniel Janssen, for a period of 1 year, until the end      Mgmt       For             *
        of the OGM of 2006

O.4.b   Appoint Mr. Jean-Paul Votron as the Executive Member of the Board of            Mgmt       For             *
        Directors, for a period of 3 years, until the end of the OGM of 2008

E.5     Authorize the Board of Directors of the Company and the Boards of its           Mgmt       For             *
        direct subsidiaries, for a period of 18 months starting after the general meeting which will deliberate this point, to acquire Fortis Units in which twinned Fortis SA/NV shares are incorporated, up to the maximum number authorized by Article 620 Section 1, 2 of the Companies' Code, for
        exchange values equivalent to the average of the closing prices of the
        Fortis Unit on Euronext Brussels and Euronext Amsterdam on the day
        immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%; and authorize the Board of Directors of the Company and the Boards of its direct subsidiaries, for a period of 18 months starting after the end of the general meeting which will deliberate this point, to dispose of Fortis Units in which twinned Fortis SA/NV shares are incorporated, under the conditions which it will determine

O.6     Closing                                                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                60200                0                05/13/05          05/13/05

FORTIS SA/NV. BRUXELLES

           SECURITY B4399L102            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/25/05
               ISIN BE0003801181               AGENDA 700720421 - Management

                                                                                                              FOR/AGAINST
ITEM                                    PROPOSAL                                     TYPE          VOTE        MANAGEMENT
1.      Opening                                                                      Non-Voting

2.a.1   Approve the annual reports on the FY 2004                                    Non-Voting

2.a.2   Approve the consolidated annual accounts for the FY 2004                     Non-Voting

2.a.3   Approve the statutory annual accounts of the Company for the FY 2004            Mgmt        For             *

2.b.1   Approve the comments on the dividend policy                                  Non-Voting

2.b.2   Adopt a gross dividend for the 2004 FY of EUR 1.04 per Fortis Unit,             Mgmt        For             *
        payable as from 16 JUN 2005

2.c     Grant discharge to the Members of the Board of Directors for the FY 2004        Mgmt        For             *

3.      Approve the Corporate Governance                                             Non-Voting

4.a.1   Re-appoint Mr. Count Maurice Lippens, for a period of 3 years, until the        Mgmt        For             *
        end of the OGM of 2008

4.a.2   Re-appoint Mr. Baron Daniel Janssen, for a period of 1 year, until the end      Mgmt        For             *
        of the OGM of 2006

5.      Authorize the Board of Directors, for a period of 18 months, to acquire         Mgmt        For             *
        Fortis Units, in which own fully paid twinned shares of Fortis N.V. are included, to the maximum number permitted by the Civil Code, Book 2,
        Article 98 Paragraph 2 and this: a) through all agreements, including transactions on the stock exchange and private transactions at a price equal to the average of the closing prices of the Fortis Unit on Euronext
        Brussels and Euronext Amsterdam on the day immediately preceding the acquisition, plus a maximum of 15% or less a maximum of 15%, or b) by means of stock lending agreements under terms and conditions that comply with common market practice for the number of Fortis Units from time to time to be borrowed by Fortis N.V..

6.      Closing                                                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                60200                0                05/16/05         05/16/05

FRESENIUS MED CARE AKTIENGESELLCHAFT

           SECURITY D2734Z107            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 05/24/05
               ISIN DE0005785802               AGENDA 700696012 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE           VOTE         MANAGEMENT
1.    Receive the financial statements and annual report for the 2004 FY with      Mgmt         No Action          *
      the report of the Supervisory Board, the Group financial statements and the Group annual report

2.    Approve the appropriation of the distributable profit of EUR                 Mgmt         No Action          *
      679,621,696.02 as: payment of a dividend of EUR 1.12 per ordinary share and EUR 1.18 per preferred share EUR 570,192,314.54 shall be carried forward ex-dividend and payable on 25 MAY 2005

3.    Ratify the acts of the Board of Managing Directors                           Mgmt         No Action          *

4.    Ratify the acts of the Supervisory Board                                     Mgmt         No Action          *

5.    Appoint KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt, as the            Mgmt         No Action          *
      Auditors for the 2005 FY

6.    Elect Mr. John Gerhard Kringel as an Officer for the SupervisoryBoard        Mgmt         No Action          *

7.    Amend the Articles of Association in respect of an increase of the           Mgmt         No Action          *
      remuneration for Supervisory Board Members as: pursuant to Section 13(2), each Member of the Supervisory Board receive a fixed annual remuneration of USD 80,000 from the 2005 FY, pursuant to Section 13(4), the Chairman shall receive twice, the Deputy Chairman one and a half times of the amount from the 2005 FY on, Members of a Committee to receive an additional annual remuneration of USD 30,000, and the Chairman of such a
      Committee to receive USD 50,000

8.    Approve to revoke the existing authorized Capital I and authorize the        Mgmt         No Action          *
      Board of Managing Directors, with the consent of the Supervisory Board, to increase the share capital of the Company by up to EUR 30,720,000 by issuing new bearer preferred shares against payment in cash on or before
      23 MAY 2010 and grant subscription rights to the shareholders except for residual amounts

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                    0                 0               05/10/05          05/10/05

FRESENIUS MED CARE AKTIENGESELLCHAFT

           SECURITY D2734Z107            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 05/24/05
               ISIN DE0005785802               AGENDA 700696012 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT
1.    Receive the financial statements and annual report for the 2004 FY with      Mgmt          For               *
      the report of the Supervisory Board, the Group financial statements and the Group annual report

2.    Approve the appropriation of the distributable profit of EUR                 Mgmt          For               *
      679,621,696.02 as: payment of a dividend of EUR 1.12 per ordinary share and EUR 1.18 per preferred share EUR 570,192,314.54 shall be carried forward ex-dividend and payable on 25 MAY 2005

3.    Ratify the acts of the Board of Managing Directors                           Mgmt          For               *

4.    Ratify the acts of the Supervisory Board                                     Mgmt          For               *

5.    Appoint KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt, as the Auditors   Mgmt          For               *
      for the 2005 FY

6.    Elect Mr. John Gerhard Kringel as an Officer for the Supervisory Board       Mgmt          For               *

7.    Amend the Articles of Association in respect of an increase of the           Mgmt          For               *
      remuneration for Supervisory Board Members as: pursuant to Section 13(2), each Member of the Supervisory Board receive a fixed annual remuneration of USD 80,000 from the 2005 FY, pursuant to Section 13(4), the Chairman shall receive twice, the Deputy Chairman one and a half times of the amount from the 2005 FY on, Members of a Committee to receive an additional annual remuneration of USD 30,000, and the Chairman of such a
      Committee to receive USD 50,000

8.    Approve to revoke the existing authorized Capital I and authorizethe Board   Mgmt          For               *
      of Managing Directors, with the consent of the Supervisory Board, to increase the share capital of the Company by up to EUR 30,720,000 by issuing new bearer preferred shares against

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT  SHARES     SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                15000                 0               05/13/05          05/13/05

FRESENIUS MED CARE AKTIENGESELLCHAFT

           SECURITY D2734Z107            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 05/24/05
               ISIN DE0005785802               AGENDA 700723667 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                        TYPE       VOTE          MANAGEMENT
1.    Receive the financial statements and annual report for the 2004 FY with      Non-Voting
      the report of the Supervisory Board, the Group financial statements and the Group annual report

2.    Approve the appropriation of the distributable profit of EUR                    Mgmt       For               *
      679,621,696.02 as: payment of a dividend of EUR 1.12 per ordinary share and EUR 1.18 per preferred share EUR 570,192,314.54 shall be carried forward ex-dividend and payable on 25 MAY 2005

3.    Ratify the acts of the Board of Managing Directors                              Mgmt       For               *

4.    Ratify the acts of the Supervisory Board                                        Mgmt       For               *

5.    Appoint KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt, as the Auditors      Mgmt       For               *
      for the FY 2005

6.    Elect Mr. John Gerhard Kringel as an Officer for the Supervisory Board          Mgmt       For               *

7.    Amend the Articles of Association in respect of an increase of the              Mgmt       For               *
      remuneration for Supervisory Board Members as: pursuant to Section 13(2), each Member of the Supervisory Board receive a fixed annual remuneration of USD 80,000 from the 2005 FY, pursuant to Section 13(4), the Chairman shall receive twice, the Deputy Chairman one and a half times of the amount from the 2005 FY on, Members of a Committee to receive an additional annual remuneration of USD 30,000, and the Chairman of such a
      Committee to receive USD 50,000

8.    Approve to revoke the existing authorized Capital I and authorize the           Mgmt       For               *
      Board of Managing Directors, with the consent of the Supervisory Board, to increase the share capital of the Company by up to EUR 30,720,000 by issuing new bearer preferred shares against

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                15000                0                05/18/05         05/18/05

GLAXOSMITHKLINE PLC

           SECURITY G3910J112            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/25/05
               ISIN GB0009252882               AGENDA 700678951 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT

1.    Receive and adopt the Directors' report and the financial statements for     Mgmt          For               *
      the YE 31 DEC 2004

2.    Approve the remuneration report for the YE 31 DEC 2004                       Mgmt          For               *

3.    Elect Sir Christopher Gent as a Director of the Company                      Mgmt          For               *

4.    Elect Sir Deryck Maughan as a Director of the Company                        Mgmt          For               *

5.    Elect Mr. Julian Heslop as a Director of the Company                         Mgmt          For               *

6.    Re-elect Dr. Jean-Pierre Garnier as a Director of the Company                Mgmt          For               *

7.    Re-elect Sir Ian Prosser as a Director of the Company                        Mgmt          For               *

8.    Re-elect Dr. Ronaldo Schmitz as a Director of the Company                    Mgmt          For               *

9.    Re-elect Dr. Lucy Shapiro as a Director of the Company                       Mgmt          For               *

10.   Authorize the Audit Committee to re-appoint PricewaterhouseCoopers LLP as    Mgmt          For               *
      a Auditors to the Company to hold office from the conclusion of the meeting to the conclusion of the next meeting at which accounts are laid before the Company

11.   Authorize the Audit Committee to determine the remuneration of the           Mgmt          For               *
      Auditors

12.   Authorize the Company, in accordance with 347C of the Companies Act 1985,    Mgmt          For               *
      to make donations to EU political organization and to incur EU political expenditure up to a maximum aggregate amount of GBP 50,000; Authority expires earlier the conclusion of the next AGM in 2006 or 24 NOV 2006

S.13  Authorize the Directors, for the purposes of Article 12 of the Company's     Mgmt          For               *
      Articles of Association and pursuant to Section 95 of the Companies Act
      1985, to allot equity securities Section 94 of the Act for cash pursuant to the authority conferred by Resolution 20 passed at the AGM held on 21
      MAY 2001,disapplying the statutory pre-emption rights Section 89(1), provided that this power is limited to the allotment of equity securities:
      a) in connection with a rights issue as defined in Article 12.5 of the
      Company's Articles of Association provided that an offer of equity securities pursuant to any such rights issue need not be open to any shareholder holding ordinary shares as treasury shares; and b) up to an aggregate nominal amount of GBP 73,301,955; Authority expires the earlier of the conclusion of the next AGM of the Company in 2006 or on 24 NOV
      2006; and the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.14  Authorize the Company, for the purpose of Section 166 of the Companies Act   Mgmt          For               *
      1985, to make market purchases Section 163 of the Act of up to 586,415,642 ordinary shares of 25p each, at a minimum price of 25p and up to 105% of the average middle market quotations for such shares derived from the
      London Stock Exchange Daily Official List, over the previous 5 business days; Authority expires the earlier of the conclusion of the next AGM of the Company held in 2006 or on 24 NOV 2006; the Company, before the expiry, may make a contract to purch as ordinary shares which will or may be executed wholly or partly after such expiry

S.15  Amend Article 48A of the Articles of Association                             Mgmt          For               *

S.16  Amend the Article 154.2 of the Articles of Association                       Mgmt          For               *

S.17  Amend the Article 81 of the Articles of Association                          Mgmt          For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT  SHARES     SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                99900                 0               05/16/05          05/16/05

GREAT EASTERN HOLDINGS LTD

          SECURITYY 2854Q108             MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 03/29/05
               ISIN SG1I55882803               AGENDA 700660675 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT

1.    Receive and adopt the Director's report and audited financial statements     Mgmt          For               *
      for the FYE 31 DEC 2004

2.    Approve a final dividend of 20 cents (gross) and a special final dividend    Mgmt          For               *
      of 3 cents (gross) per ordinary share of 50 cents each, less Singapore income tax at 20% in respect of the FYE 31 DEC 2004 as recommended by the
      Directors

3.a.1 Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50,     Mgmt          For               *
      Mr. Michael Wong Pakshong as a Director, who retires under Section 153 of the said Act, to hold office from the date of this AGM until the next AGM

3.a.2 Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50,     Mgmt          For               *
      Mr. Lee Seng Wee as a Director, who retires under Section 153 of the said
      Act, to hold office from the date of this AGM until the next AGM

3.a.3 Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50,     Mgmt          For               *
      Mr. Shaw Vee Meng as a Director, who retires under Section 153 of the said
      Act, to hold office from the date of this AGM until the next AGM

3.b.1 Re-elect Mr. Tan Beng Lee as a Director, who retires by rotation under       Mgmt          For               *
      Article 91 of the Company's Articles of Association

3.b.2 Re-elect Professor Neo Boon Siong as a Director, who retires by rotation     Mgmt          For               *
      under Article 91 of the Company's Articles of Association

3.c.1 Re-elect Dr. Cheong Choong Kong as a Director, who retires under Article     Mgmt          For               *
      97 of the Company's Articles of Association

3.c.2 Re-elect Mr. David Philbrick Conner as a Director, who retires under         Mgmt          For               *
      Article 9 7 of the Company's Articles of Association

3.c.3 Re-elect Mr. Tan Yam Pin as a Director, who retires under Article 97 of      Mgmt          For               *
      the Company's Articles of Association

4.    Approve the Directors' fee of SGD 634,000 for the FYE 31 DEC 2004            Mgmt          For               *

5.    Re-appoint the Auditors and authorize the Directors to fix their             Mgmt          For               *
      remuneration

6.    Authorize the Directors of the Company, pursuant to section 161 of the       Mgmt          For               *
      Companies Act, Chapter 50 and the Listing Manual of the Singapore Exchange
      Securities Trading Limited SGX-ST, to issue shares in the capital of the
      Company shares whether by way of rights, bonus or otherwise and/or make or grant offer, agreements or options collectively the 'Instruments' that might require shares to be issued, including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit and issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force, provided that: i) the aggregate number of shares to be issued shall not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro-rata basis to the shareholders of the Company does not exceed 20% of the issued share capital of the Company; and ii) subject to such manner of calculation as may be prescribed by SGX-ST the percentage of issued share capital shall be based on the Company's issued share capital at the time of passing of this resolution after adjusting for new shares arising from the conversion of convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed and any subsequent consolidation or subdivision of shares; and in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the Listing Manual of the SGX -ST for the time being in force and the Articles of Association for the time being of the Company; Authority expires the earlier of the conclusion of the next
      AGM of the Company or the date of the next AGM of the Company as required by law

7.    Authorize the Directors of the Company to offer and grant options in         Mgmt          For               *
      accordance with the provisions of Great Eastern Holdings Mgmt For *
      Executives' Share Option Scheme the Scheme and to allot and issue from time to time such number of ordinary shares in the capital of the Company as may be required to be issued pursuant to the exercise of options under the Scheme, provided that the aggregate number of shares to be issued pursuant to the Scheme shall not exceed 10% of the total issued share capital of the Company on the day preceding that date

8.    Transact any other ordinary business                                         Other         For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT  SHARES     SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                94000                 0               03/24/05          03/24/05

           SECURITY Y2929L100            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 06/10/05
               ISIN HK0270001396               AGENDA 700726093 - Management

                                                                                                              FOR/AGAINST
ITEM                                   PROPOSAL                                     TYPE            VOTE       MANAGEMENT
1.     Receive and approve the audited consolidated financial statements and the    Mgmt          No Action        *
       reports of the Directors and the Auditors for the YE 31 DEC 2004

2.     Declare a final dividend for the YE 31 DEC 2004                              Mgmt          No Action        *

3.i    Re-elect Mr. Zhang Hui as a Director                                         Mgmt          No Action        *

3.ii   Re-elect Mr. Fung Sing Hong, Stephen as a Director                           Mgmt          No Action        *

3.iii  Re-elect Ms. Wang Xiaofeng as a Director to hold office until the earlier    Mgmt          No Action        *
       of the conclusion of the AGM of the Company in 2008 or 30 JUN 2008

3.iv   Re-elect Ms. Xu Wenfang as a Director to hold office until the earlier of    Mgmt          No Action        *
       the conclusion of the AGM of the Company in 2008 or 30 JUN 2008

3.v    Authorize the Board to fix the remuneration of the Directors                 Mgmt          No Action        *

4.     Re-appoint Ernst & Young as the Auditors and authorize the Board to fix      Mgmt          No Action        *
       their remuneration

5.    Authorize the Directors of the Company, subject to the other provisions of   Mgmt          No Action         *
      this resolution and pursuant to Section 57B of the Companies Ordinance, to issue, allot and deal with additional ordinary shares of HKD 0.50 each in the capital of the Company "Ordinary Shares" or options, warrants or instruments carrying similar rights to subscribe for any ordinary shares or securities convertible into ordinary shares, and make or grant offers, agreements and options during the relevant period, not exceeding 20% of the aggregate nominal amount of the issued ordinary shares as at the date of the passing of this resolution, otherwise than pursuant to: i) a rights issue; or ii) the exercise of subscription or conversion rights attaching to any warrants, preference shares, the outstanding convertible bonds or other securities issued by the Company; or iii) the exercise of options granted by the Company under any option scheme or similar arrangement; or
      iv) any scrip dividend or similar arrangement; Authority expires the earliest of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required to be held by law; or the revocation or variation of the authority given under this resolution by an ordinary resolution of the shareholders of the Company in general meeting

6.    Authorize the Directors of the Company to repurchase shares of HKD 0.50      Mgmt          No Action         *
      each in the capital of the Company the "OrdinaryShares" during the relevant period, on The Stock Exchange of Hong Kong Limited the "Hong Kong
      Stock Exchange" or anyother stock exchange on which the shares of the
      Company may be listed and recognized by the Securities and Futures
      Commission and the Hong Kong Stock Exchange under the Hong Kong Code on share repurchases for this purpose, subject to and in accordance with all applicable laws and the requirements of the rules governing the Listing of
      Securities on the Hong Kong Stock Exchange or any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued ordinary shares as at the date of the passing of this resolution; Authority expires the earliest ofthe conclusion of the next
      AGM of the Company; or the expiration of the period within which the next
      AGM of the Company is required to be held by law; or the revocation or variation of the authority given under this resolution by an ordinary resolution of the shareholders of the Company in general meeting

7.    Approve, conditional upon the passing of Resolutions 5 and 6, to add the     Mgmt          No Action         *
      aggregate nominal amount of the number of shares of HKD 0.50 each in the capital of the Company repurchased by the Company pursuant to Resolution
      6, to the aggregate nominal amount of share capital that may be issued or agreed conditionally or unconditionally to be issued by the Directors of the Company pursuant to Resolution 5

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE         DATE CONFIRMED
812256                 55P              1788000                0                31/05/05            31/05/05

HSBC HOLDINGS PLC

           SECURITY G4634U169            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 27/05/05
               ISIN GB0005405286               AGENDA 700681530 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE          MANAGEMENT

1.    Receive and consider the annual accounts and the reports of the Directors    Mgmt          For               *
      and the Auditors for the YE 31 DEC 2004

2.a   Re-elect Sir John Bond as a Director                                         Mgmt          For               *

2.b   Re-elect Mr. Mr. R.K.F. Chlien as a Director                                 Mgmt          For               *

2.c   Re-elect Mr. J.D. Coombe as a Director                                       Mgmt          For               *

2.d   Re-elect The Baroness Dunn as a Director                                     Mgmt          For               *

2.e   Re-elect Mr. D.J. Flint as a Director                                        Mgmt          For               *

2.f   Re-elect Mr. J.W.J. Hughes-Hallett as a Director                             Mgmt          For               *

2.g   Re-elect Sir Brian Moffat as a Director                                      Mgmt          For               *

2.h   Re-elect S.W. Newton as a Director                                           Mgmt          For               *

2.i   Re-elect Mr. H. Sohmen as a Director                                         Mgmt          For               *

3.    Re-appoint KPMG Audit Plc as the Auditor at remuneration to be determined    Mgmt          For               *
      by the Group Audit Committee

4.    Approve the Directors' remuneration report for the YE 31 DEC 2004            Mgmt          For               *

5.    Authorize the Directors to allot shares                                      Mgmt          For               *

S.6   Approve to disapply pre-emption rights                                       Mgmt          For               *

7.    Authorize the Company to purchase its own ordinary shares                    Mgmt          For               *

8.    Amend the HSBC Holdings Savings-Related Share Option Plan                    Mgmt          For               *

9.    Amend the HSBC Holdings Savings-Related Share Option Plan: International     Mgmt          For               *

10.   Approve the HSBC US Employee Stock Plan US Sub-Plan                          Mgmt          For               *

11.   Approve the HSBC Share Plan                                                  Mgmt          For               *

S.12  Amend the Articles of Association                                            Mgmt          For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE         DATE CONFIRMED
812256                 55P               169700                 0               05/16/05           05/16/05

ICAP PLC

           SECURITY G46981117            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 07/14/04
               ISIN GB0033872168               AGENDA 700563059 - Management

                                                                                                              FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE            VOTE        MANAGEMENT

1.    Receive the financial statements for the YE 31 MAR 2004, together with the   Mgmt          No Action        *
      reports of the Directors and the Auditors thereon

2.    Declare a final dividend of 5.7 pence per ordinary share, payable to the     Mgmt          No Action        *
      shareholders on the register at 30 JUL 2004

3.    Re-elect Mr. Nicholas Cosh as a Director of the Company                      Mgmt          No Action        *

4.    Re-appoint Mr. Duncan Goldie-Morrison as a Director of theCompany            Mgmt          No Action        *

5.    Re-appoint Mr. James McNulty as a Director of the Company                    Mgmt          No Action        *

6.    Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company and     Mgmt          No Action        *
      authorize the Directors to set their remuneration

7.    Approve the Remuneration Committee report                                    Mgmt          No Action        *

8.    Authorize the Directors, in substitution for any existing authority, for     Mgmt         No Action            *
      the purpose of Section 80 of the Companies Act 1985 and in accordance with
      Article 9.2 of the Companys Articles of Association, to allot relevant securities Section 80(2) up to an aggregate nominal amount of GBP
      19,276,541; Authority expires on the 5th anniversary of the passing of this resolution; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.9   Authorize the Directors, in accordance with Article 9.3 of the Companys      Mgmt         No Action            *
      Articles of Association, pursuant to Section 95(1) of the Act and subject to the passing of Resolution 8, to allot equity securities Section 94(2)
      for cash pursuant to the authority conferred by Resolution 8 and to sell relevant shares Section94(5) held by the Company as treasury Section
      162A(3) of the said Act for cash Section 162D(2) of the said Act, disapplying the statutory pre-emption rights Section 89(1), provided that this power is limited to the allotment of equity securities and the sale of treasury shares: a) in connection with a rights issue in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP
      2,891,481; Authority expires on the first anniversary of the passing of this resolution; and the Directors may allot equity securities of to sell treasury shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.10  Authorize the Company, pursuant to and in accordance with Section 166 of     Mgmt         No Action            *
      the Companies Act 1985, to make market purchases Section 163(3) of up to
      57,829,625 shares in the Company, at a minimum price equal to the nominal value of each share and up to 105% of the average of the middle market quotations for the shares in the Company taken from the London Stock
      Exchange Daily Official List, over the previous 5 business days; Authority expires at the conclusion of the next AGM; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

11.   Authorize the Company and its Directors to make donations to EU political    Mgmt         No Action            *
      organizations and to incur EU political expenditure up to an aggregate amount of GBP 100,000 for the Group; Authority expires at the conclusion of the AGM of the Company to be held in 2005

12.   Authorize the Garban-Intercapital Management Services Limited and its        Mgmt         No Action            *
      Directors to make donations to EU political organizations and to incur EU political expenditure up to an aggregate amount of GBP 100,000 for the
      Group; Authority expires at the conclusion of the AGM of the Company to be held in 2005

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES        SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P               15400                   0              07/02/04            07/02/04

INDRA SISTEMAS SA, MADRID

           SECURITY E6271Z155            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 06/24/05
               ISIN ES0118594417               AGENDA 700730648 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Examination and approval, where appropriate, of the Balance Sheet, Profit    Mgmt          For                *
      and Loss Account, Annual Public Report and Directors' Report of INDRA
      SISTEMAS, S.A., corresponding to the financial year ending December 31,
      2004, as well as the proposal for the allocation of earnings.

2.    Examination and approval, where appropriate, of the Balance Sheet, Profit    Mgmt          For                *
      and Loss Account, Annual Public Report and Directors' Report of the
      Consolidated Group of INDRASISTEMAS, S.A., corresponding to the financial year ending December 31, 2004.

3.    Approval, where appropriate, of the management of the Board of Directors.    Mgmt          For                *

4.    Dismissal, appointment and re-election of Directors.                         Mgmt          For                *

5.    Remuneration of the Board of Directors, in accordance with the provisions    Mgmt          For                *
      of article 27 of the Company Bylaws.

6.    Reduction in share capital through the redemption of 513,927class B          Mgmt          For                *
      redeemabl e shares, through the exercise of the holders'redemption rights in accordance with the terms and conditionsforeseen in the Bylaws.

7.    Reduction in share capital through the redemption of class A ordinary        Mgmt          For                *
      shares in treasury stock up to a maximum of 7,694,101 shares, corresponding to 5% of the share capital.

8.    Authorization for the Board of Directors to carry out the derivative         Mgmt          For                *
      acquisition of treasury stock in the Company, directly or through subsidiaries, subject to the limits and requirements established in article 75, First Additional Provision and related provisions of the LSA.

9.    Appointment of auditors for the individual and consolidated Annual           Mgmt          For                *
      Accounts corresponding to the 2005 financial year.

10.   2005 Stock Options Plan.                                                     Mgmt          For                *

11.   Motions and questions.                                                       Mgmt          For                *

12.   Authorizations for formalization into public deed and approval of the        Mgmt          For                *
      Minutes. ted and writing up of the minutes of the proceedings

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES      SHARES ON LOAN        VOTE DATE       DATE CONFIRMED
812256                 55P                63006                0                06/13/05          06/13/05

ING GROEP NV

           SECURITY N4578E413            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 04/26/05
               ISIN NL0000303600               AGENDA 700661146 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Opening and announcements                                                    Mgmt

2.A   Receive the report of Board of Management and the SupervisoryBoard for       Mgmt
      2004

2.b   Approve the profit retention and Distribution Policy                         Mgmt

3.a   Approve the annual accounts for 2004                                         Mgmt

3.b   Approve the dividend for 2004                                                Mgmt

4.a   Grant discharge to the Board of management                                   Mgmt

4.b   Grant discharge to the Supervisory Board                                     Mgmt

5.    Approve the Corporate Governance                                             Mgmt

6.a   Re-appoint the Member of the Supervisory Board                               Mgmt

6.b   Re-appoint the Member of the Supervisory Board                               Mgmt

6.c   Appoint the Member of the Supervisory Board                                  Mgmt

6.d   Appoint the Member of the Supervisory Board                                  Mgmt

7.    Approve the maximum number of stock options and performance shares to be     Mgmt
      granted to the Members of the Board of Management

8.a   Grant authority to issue the ordinary shares                                 Mgmt

8.b   Grant authority to issue Preference B Shares                                 Mgmt

9.    Grant authority to acquire certificates of shares in its own capital         Mgmt

10.   Any other business and closure                                               Mgmt

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                59800                0

ING GROEP NV

           SECURITY N4578E413            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 04/26/05
               ISIN NL0000303600               AGENDA 700664635 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Opening remarks and announcements                                            Non-Voting

2.A   Reports of the Executive Board and the Supervisory Board for2004             Non-Voting

2.B   Profit retention and distribution policy                                     Non-Voting

3.A   Annual Accounts for 2004                                                       Mgmt        For                 *

3.B   For 2004, a total dividend of EUR 1.07 per (depositary receipt for an)         Mgmt        For                 *
      ordinary share will be proposed to the Annual General Meeting of
      Shareholders. Taking into account the interim dividend of EUR 0.49 made payable in September 2004, the final dividend will amount to EUR 0.58 per
      (depositary receipt for an) ordinary share. Reference is also made to page
      143 of the Annual Report 2004

4.A   Discharge of the Executive Board in respect of the duties performed during     Mgmt        For                 *
      the year 2004

4.B   Discharge of the Supervisory Board in respect of the duties performed          Mgmt        For                 *
      during the year 2004

5.A   With a view to the Dutch Corporate Governance Code, the General Meeting of     Mgmt        For                 *
      Shareholders is invited to discuss and approve the implementation of the
      Code by the Company as described in the document 'The Dutch Corporate
      Governance Code - ING's implementation of the Tabaksblat Code for good corporate governance'

5.B   With reference to article 19, paragraph 1 of the Articles of Association,    Non-Voting
      the General Meeting of Shareholders is invited to Non-Voting discuss the profile of the Executive Board, as it was drawn up by the Supervisory
      Board

5.C   With reference to article 25, paragraph 1 of the Articles of Association,    Non-Voting
      the General Meeting of Shareholders is invited to Non-Voting discuss the profile of the Supervisory Board, as it was drawn up by the Supervisory
      Board. In comparison with the present profile of the Supervisory Board, the changes involve only rephrasings and no material changes

6.A   Reappointment of Luella Gross Goldberg                                         Mgmt        For                 *

6.B   Reappointment of Godfried van der Lugt                                         Mgmt        For                 *

6.C   Appointment of Jan Hommen                                                      Mgmt        For                 *

6.D   Appointment of Christine Lagarde                                               Mgmt        For                 *

7.    It is proposed to approve that the maximum number of stock options and         Mgmt        For                 *
      performance shares to be granted to the members of the Executive Board for
      2004 will be 374,700 stock options and 136,200 performance shares

8.A   It is proposed that the Executive Board be appointed as the corporate body     Mgmt        For                 *
      that will be authorised, upon approval of the Supervisory Board, to issue ordinary shares, to grant the right to take up shares and to restrict or exclude preferential rights of shareholders. This authority applies to the period ending on 26 October 2006 (subject to extension by the General
      Meeting of Shareholders): (I) for a total of 220,000,000 ordinary shares, plus (II) for a total of 220,000,000 ordinary shares, only if these shares are issued in connection with the take-over of a business or company

8.B   It is proposed that the Executive Board be appointed as the corporate body     Mgmt        For                 *
      that will be authorised, upon approval of the Supervisory Board, to issue preference B shares and to grant the right to take up shares with or without preferential rights of shareholders. This authority applies to the period ending on 26 October 2006 (subject to extension by the General
      Meeting of Shareholders) for 10,000,000 preference B shares with a nominal value of EUR 0.24 each, provided these are issued for a price per share that is not below the highest price per depositary receipt for an ordinary share, listed on the Euronext Amsterdam Stock Exchange, on the date preceding the date on which the issue of preference B shares of the relevant series is announced This authorisation will only be used if and when ING Groep N.V. is obliged to convert the ING Perpetuals III into shares pursuant to the conditions of the ING Perpetuals III

9.    It is proposed that the Executive Board be authorised for a period of          Mgmt        For                 *
      eighteen months as from 26 April 2005, to acquire by any means, fully paid-up shares in the capital of the company or depositary receipts for such shares, up to the limit imposed by the law and by the Articles of
      Association at a price which is not lower than the nominal value of the shares and not higher than the highest price at which the depositary receipts for the company's shares of the same type are traded on the
      Euronext Amsterdam Stock Market on the date on which the purchase contract is signed

10.   Any other business and conclusion                                            Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P               59800                   0              04/12/05              04/12/05

KANEKA CORP (FORMERLY KANEGAFUCHI CHEMICAL INDUSTR

           SECURITY J2975N106            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 06/29/05
               ISIN JP3215800008               AGENDA 700758595 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1     Approve Allocation of Income, Including the Following Dividends: Interim     Mgmt          For                 *
      JY 5, Final JY 7, Special JY 2

2.1   Elect Director                                                               Mgmt          For                 *

2.2   Elect Director                                                               Mgmt          For                 *

2.3   Elect Director                                                               Mgmt          For                 *

2.4   Elect Director                                                               Mgmt          For                 *

2.5   Elect Director                                                               Mgmt          For                 *

2.6   Elect Director                                                               Mgmt          For                 *

2.7   Elect Director                                                               Mgmt          For                 *

2.8   Elect Director                                                               Mgmt          For                 *

2.9   Elect Director                                                               Mgmt          For                 *

2.10  Elect Director                                                               Mgmt          For                 *

2.11  Elect Director                                                               Mgmt          For                 *

2.12  Elect Director                                                               Mgmt          For                 *

2.13  Elect Director                                                               Mgmt          For                 *

3     Approve Retirement Bonuses for Directors                                     Mgmt          For                 *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P               169000                0                06/20/05              06/20/05

KEYENCE CORP

          SECURITY J32491102             MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 06/17/05
               ISIN JP3236200006               AGENDA 700740396 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1     Approve Allocation of Income, Including the Following Dividends: Interim     Mgmt            For               *
      JY 5, Final JY 15, Special JY 0

2.1   Elect Director                                                               Mgmt            For               *

2.2   Elect Director                                                               Mgmt            For               *

2.3   Elect Director                                                               Mgmt            For               *

2.4   Elect Director                                                               Mgmt            For               *

3.1   Appoint Internal Statutory Auditor                                           Mgmt            For               *

3.2   Appoint Internal Statutory Auditor                                           Mgmt            For               *

3.3   Appoint Alternate Internal Statutory Auditor                                 Mgmt            For               *

4     Approve Retirement Bonus for Statutory Auditor                               Mgmt            For               *

5     Approve Adjustment to Aggregate Compensation Ceiling forDirectors            Mgmt            For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                 6300                0                06/08/05            06/08/05

KONINKLIJKE AHOLD NV

           SECURITY N0139V100            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/18/05
               ISIN NL0000331817               AGENDA 700694739 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                        TYPE        VOTE          MANAGEMENT
1.    Opening                                                                       Non-Voting

2.    Approve the report of the Executive Board                                        Mgmt

3.    Approve the report 2004                                                          Mgmt

4.    Approve the composition of the Supervisory Board                                 Mgmt

5.    Approve the remuneration of the Supervisory Board                                Mgmt

6.    Grant authority to issue shares and the exclusion preemptive rights              Mgmt

7.    Grant authority to acquire shares                                                Mgmt

8.    Any other items                                                                 Other

9.    Closing                                                                       Non-Voting

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                  136700                0

KONINKLIJKE AHOLD NV

          SECURITYN 0139V100             MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 05/18/05
               ISIN NL0000331817               AGENDA 700699121 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
      PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING215733 DUE TO CHANGE IN THE
      P ESOLUTIONS. ALLVOTES RECEIVED ON THE PREVIOUS MEETING WILL BEDISREGARDED
      AN D YOU WILL NEED TO REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.    Opening Non-Voting                                                           Non-Voting

2.    Approve the report on the FY 2004 by Executive Board                            Mgmt         For               *

3.a   Adopt the 2004 financial statements                                             Mgmt         For               *

3.b   Approve the dividend and reserves policy                                        Mgmt         For               *

4.a   Appoint Mr. D.C. Doijer as a Member of the Supervisory Board                    Mgmt         For               *

4.b   Appoint Ms. M.M. Hart PhD as a Member of the Supervisory Board                  Mgmt         For               *

4.c   Appoint Mr. B. Hoogendoorn as a Member of the Supervisory Board                 Mgmt         For               *

4.d   Appoint Ms. S.M. Shern as a Member of the Supervisory Board                     Mgmt         For               *

5.    Amend the remuneration of the Members of the Supervisory Board                  Mgmt         For               *

6.a   Authorize the Executive Board to issue common shares or grant rights to         Mgmt       Against             *
      acquire common shares

6.b   Authorize the Executive Board to restrict or exclude pre-emptive rights         Mgmt       Against             *

7.    Authorize the Executive Board to acquire common shares in the Company at        Mgmt         For               *
      the stock exchange

8.    Any other items                                                                Other         For               *

9.    Closing                                                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                136700                0               04/29/05              04/29/05

LAFARGE SA

          SECURITY F54432111             MEETING TYPE MIX
      TICKER SYMBOL                      MEETING DATE 05/13/05
               ISIN FR0000120537               AGENDA 700669572 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
O.1   Receive the reports of the Board of Directors, the Chairman's report on      Mgmt          For                 *
      internal control procedures and the general report of the Statutory
      Auditors and approve the financial statements and the balance sheet for the year 2004, in the form presented to the meeting, showing a profit of
      EUR 322,037,827.83

O.2   Receive the Group Management report of the Board of Directors, the           Mgmt          For                 *
      Chairman's report on internal control procedures and the report of the
      Statutory Auditors and approve consolidated financial statements for the said FY, in the form presented to the meeting, showing consolidated net income of EUR 868,000,000.00

O.3   Acknowledge the credit unappropriated retained earnings of: (-)the          Mgmt          For                 *
      dividends paid on self-held shares, i.e. EUR 10,922.70; (-) the increase of EUR 220,619.22 of the unpaid dividend on registered shares transferred to a bearer shareholder account between 01 JAN 2004 and 01 JUN 2004 and authorize the Board of Directors to transfer: (-) an amount of EUR
      89,857,868.57 charged to the special reserve on long-term capital gains account to the other reserves account, - the outstanding tax of EUR
      2,356,150.00 from the other reserves account to the retained earnings account, from which the tax was deducted on 31 DEC 2004; prior retained earnings before the appropriation of the earnings for FY 2004: EUR
      215,922,150.70; legal reserve: EUR 1,480,506.00; earnings: EUR
      322,037,827.83; distributable profits: EUR 537,959,978.53; and approve recommendations of the Board of Directors referring to its appropriation;
      the shareholders will receive a net normal dividend of EUR 2.40 per share and a loyalty dividend of EUR 2.64 per share, fully eligible for the 50%
      allowance as required bylaw, the dividend payment will be carried out in cash or in shares as per the following conditions: reinvestment period will be effective from 01 JUN 2005 to 22 JUN 2005; at the close of the subscription period, the shareholders will receive the dividend payment in cash, 01 JUL 2005; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.4   Receive the special report of the Auditors on agreements governed by         Mgmt          For                 *
      Articles L.225-38 and seq. of the French Commercial Code and approve said report and the agreements referred to therein

O.5   Approve to renew Mrs. Helene Ploix as a Director for a period of 4 years     Mgmt          For                 *

O.6   Approve to renew Mr. Michel Bon as a Director for a period of 4 years        Mgmt          For                 *

O.7   Approve to renew Mr. Bertrand Collomb as a Director for a period of 4        Mgmt          For                 *
      years

O.8   Approve to renew Mr. Juan Gallardo as a Director for a period of 4 years     Mgmt          For                 *

O.9   Approve to renew Mr. Alain Joly as a Director for a period of 4 years        Mgmt          For                 *

O.10  Appoint Mr. Jean-Pierre Boisivon as a Director for a period of 4 years       Mgmt          For                 *

O.11  Appoint Mr. Philippe Charrier as a Director for a period of 4 years          Mgmt          For                 *

O.12  Appoint Mr. Oscar Fanjul as a Director for a period of 4 years               Mgmt          For                 *

O.13  Appoint Mr. Bruno Lafont as a Director for a period of 4 years               Mgmt          For                 *

O.14  Authorize the Board of Directors to buy the Company's shares, as per the     Mgmt          For                 *
      following conditions: maximum purchase price: EUR 120.00, maximum number of shares that may be acquired: 10% of the share capital; Authority expires at the end of 18 months and to take all necessary measures and accomplish all necessary formalities to purchas or to sell by the Company its own shares

O.15  Authorize the Board of Directors to proceed, in one or more transactions,    Mgmt          For                 *
      in France or abroad, for a maximum nominal amount of EUR 5,000,000,000.00, with the issue of bonds or similar instruments, fixed term or unfixed term subordinated securities, or any other securities giving in a same issue a same right of debt upon the Company; Authority expires at the end of 26 months and to take all necessary measures and accomplish all necessary formalities

O.16  Authorize the Board of Directors to reduce the share capital by the          Mgmt          For                 *
      cancellation of the shares held by the Company in connection with the stock purchase plan, provided that the total number of shares cancelled in the 24 months does not exceed 10% of the capital Authority expires at the end of 26 months and to take all necessary measures and accomplish all necessary formalities

O.17  Authorize the Board of Directors to increase in one or more transactions,    Mgmt          For                 *
      in France or abroad, the share capital by a maximum nominal amount of EUR
      200,000,000.00 with the shareholders' preferential subscription rights maintained, by way of issuing ordinary shares and of any securities giving access by all means to the Company's ordinary shares; in case of the issue of bonds or similar instruments issued according the present delegation, the nominal maximum amount of these issues will not exceed EUR
      5,000,000,000.00, this amount is common to the debt instruments not giving access to the capital, the issue of which is authorized in accordance with
      Resolution O.15; Authority expires at the end of 26 months

O.18  Authorize the Board of Directors to increase in one or more transactions,    Mgmt          For                 *
      in France or abroad, the share capital by a maximum nominal amount of EUR
      135,000,000.00 with a waiver of the shareholders' pre-emptive rights, by way of issuing ordinary shares and of any securities giving access by all means to the Company's ordinary shares in case of the issue of bonds or similar instruments issued; according the present delegation, the nominal maximum amount of these issues will not exceed EUR 5,000,000,000.00;
      Authority expires at the end of 26 months

O.19  Authorize the Board of Directors to increase the share capital, within the   Mgmt          For                 *
      limit of EUR 68,000,000.00, in consideration for the contributions in kind granted to the Company and comprised of equity shares or securities giving access to share capital; this amount counts against the value of EUR
      135,000,000.00 set forth in Resolution O.18; Authority Expires at the end of 26 months

E.20  Authorize the Board of Directors to increase the share capital, in one or    Mgmt          For                 *
      more transactions by a maximum nominal amount of EUR 100,000,000.00, by way of capitalizing retained earnings, income, premiums, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares or by utilizing these 2 methods; Authority expires at the end of 26 months

E.21  Authorize the Board of Directors to grant options in one more transactions   Mgmt          For                 *
      to employees, Officers or to certain of them, options giving right either to subscribe for new shares in the Company to be issued through a share capital increase within the limit of 3% of the share capital or to purchase existing shares purchased by the Company; this ceiling is common to resolutions Numbers E.21 and O.22; Authority expires at the end of 26 months

O.22  Authorize the Board of Directors in order to proceed with allocations free   Mgmt          For                 *
      of charge of Company's existing ordinary share or to be issued, in favor of the employees or the Officers, provided that they shall not represent more than 1% of the share capital; Authority expires at the end of 26 months; and to take all necessary measures and accomplish all necessary formalities

O.23  Authorize the Board of Directors to increase the share capital in one or     Mgmt          For           *
      more transactions at its sole discretion in favor of the Company's employees and former employees who are Members of a Company's saving plan;
      Authority expires at the end of 26 months and for an amount, which shall not exceed EUR 14,000,000,000.00 and to take all necessary measures and accomplish all necessary formalities

O.24  Grant all powers to the bearer of a copy or an extract of the minutes of     Mgmt          For           *
      the present to accomplish all deposits and publications prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                55P                 13300                0                04/26/05              04/26/05

LAFARGE SA

          SECURITY F54432111             MEETING TYPE MIX
      TICKER SYMBOL                      MEETING DATE 05/25/05
               ISIN FR0000120537               AGENDA 700706368 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
O.1   Receive the reports of the Board of Directors, the Chairman's report on      Mgmt          For                 *
      internal control procedures and the general report of the Statutory
      Auditors and approve the financial statements and the balance sheet for the year 2004, in the form presented to the meeting, showing a profit of
      EUR 322,037,827.83

O.2   Receive the Group Management report of the Board of Directors, the           Mgmt          For                 *
      Chairman's report on internal control procedures and the report of the
      Statutory Auditors and approve consolidated financial statements for the said FY, in the form presented to the meeting, showing consolidated net income of EUR 868,000,000.00

O.3   Acknowledge the credit unappropriated retained earnings of: (-) the          Mgmt          For                 *
      dividends paid on self-held shares, i.e. EUR 10,922.70; (-) the increase of EUR 220,619.22 of the unpaid dividend on registered shares transferred to a bearer shareholder account between 01 JAN 2004 and 01 JUN 2004 and authorize the Board of Directors to transfer: (-) an amount of EUR
      89,857,868.57 charged to the special reserve on long-term capital gains account to the other reserves account, - the outstanding tax of EUR
      2,356,150.00 from the other reserves account to the retained earnings account, from which the tax was deducted on 31 DEC 2004; prior retained earnings before the appropriation of the earnings for FY 2004: EUR
      215,922,150.70; legal reserve: EUR 1,480,506.00; earnings: EUR
      322,037,827.83; distributable profits: EUR 537,959,978.53; and approve recommendations of the Board of Directors referring to its appropriation;
      the shareholders will receive a net normal dividend of EUR 2.40 per share and a loyalty dividend of EUR 2.64 per share, fully eligible for the 50%
      allowance as required by law, the dividend payment will be carried out in cash or in shares as per the following conditions: reinvestment period will be effective from 01 JUN 2005 to 22 JUN 2005; at the close of the subscription period, the shareholders will receive the dividend payment in cash, 01 JUL 2005; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.4   Receive the special report of the Auditors on agreements governed by         Mgmt          For           *
      Articles L.225-38 and seq. of the French Commercial Code and approve said report and the agreements referred to therein

O.5   Approve to renew Mrs. Helene Ploix as a Director for a period of 4 years     Mgmt          For           *

O.6   Approve to renew Mr. Michel Bon as a Director for a period of 4 years        Mgmt          For           *

O.7   Approve to renew Mr. Bertrand Collomb as a Director for a period of 4        Mgmt          For           *
      years

O.8   Approve to renew Mr. Juan Gallardo as a Director for a period of 4 years     Mgmt          For           *

O.9   Approve to renew Mr. Alain Joly as a Director for a period of 4 years        Mgmt          For           *

O.10  Appoint Mr. Jean-Pierre Boisivon as a Director for a period of 4 years       Mgmt          For           *

O.11  Appoint Mr. Philippe Charrier as a Director for a period of 4 years          Mgmt          For           *

O.12  Appoint Mr. Oscar Fanjul as a Director for a period of 4 years               Mgmt          For           *

O.13  Appoint Mr. Bruno Lafont as a Director for a period of 4 years               Mgmt          For           *

O.14  Authorize the Board of Directors to buy the Company's shares, as per the     Mgmt          For           *
      following conditions: maximum purchase price: EUR 120.00, maximum number of shares that may be acquired: 10% of the share capital; Authority expires at the end of 18 months and to take all necessary measures and accomplish all necessary formalities to purchase or to sell by the Company its own shares

O.15  Authorize the Board of Directors to proceed, in one or more transactions,    Mgmt          For           *
      in France or abroad, for a maximum nominal amount of EUR 5,000,000,000.00, with the issue of bonds or similar instruments, fixed term or unfixed term subordinated securities, or any other securities giving in the same issue a same right of debt upon the Company; Authority expires at the end of 26 months and to take all necessary measures and accomplish all necessary formalities

E.16  Authorize the Board of Directors to reduce the share capital by the          Mgmt          For           *
      cancellation of the shares held by the Company in connection with the stock purchase plan, provided that the total number of shares cancelled in the 24 months does not exceed 10% of the capital Athority expires at the end of 26 months and to take all necessary measures and accomplish all necessary formalities

E.17  Authorize the Board of Directors to increase in one or more transactions,    Mgmt          For           *
      in France or abroad, the share capital by a maximum nominal amount of EUR
      200,000,000.00 with the shareholders' preferential subscription rights maintained, by way of issuing ordinary shares and of any securities giving access by all means to the Company's ordinary shares; in case of the issue of bonds or similar instruments issued according the present delegation, the nominal maximum amount of these issues will not exceed EUR
      5,000,000,000.00, this amount is common to the debt instruments not giving access to the capital, the issue of which is authorized in accordance with
      Resolution O.15; Authority expires at the end of 26 months

E.18  Authorize the Board of Directors to increase in one or more transactions,    Mgmt          For           *
      in France or abroad, the share capital by a maximum nominal amount of EUR
      135,000,000.00 with a waiver of the shareholders' pre-emptive rights, by way of issuing ordinary shares and of any securities giving access by all means to the Company's ordinary shares in case of the issue of bonds or similar instruments issued; according the present delegation, the nominal maximum amount of these issues will not exceed EUR 5,000,000,000.00;
      Authority expires at the end of 26 months

E.19  Authorize the Board of Directors to increase the share capital, within the   Mgmt          For           *
      limit of EUR 68,000,000.00, in consideration for the contributions in kind granted to the Company and comprised of equity shares or securities giving access to share capital; this amount counts against the value of EUR
      135,000,000.00 set forth in Resolution O.18; Authority expires at the end of 26 months

E.20  Authorize the Board of Directors to increase the share capital, in one or    Mgmt          For           *
      more transactions by a maximum nominal amount of EUR 100,000,000.00, by way of capitalizing retained earnings, income, premiums, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares or by utilizing these 2 methods; Authority expires at the end of 26 months

E.21  Authorize the Board of Directors to grant options in one more transactions   Mgmt          For           *
      to employees, Officers or to certain of them, options giving right either to subscribe for new shares in the Company to be issued through a share capital increase within the limit of 3% of the share capital or to purchase existing shares purchased by the Company; this ceiling is common to resolutions Numbers E.21 and O.22; Authority expires at the end of 26 months

E.22  Authorize the Board of Directors in order to proceed with allocations free   Mgmt          For           *
      of charge of Company's existing ordinary share or to be issued, in favor of the employees or the Officers, provided that they shall not represent more than 1% of the share capital; Authority expires at the end of 26 months; and to take all necessary measures and accomplish all necessary formalities

E.23  Authorize the Board of Directors to increase the share capital in one or     Mgmt          For           *
      more transactions at its sole discretion in favor of the Company's employees and former employees who are Members of a Company's saving plan;
      Authority expires at theend of 26 months and for an amount, which shall not exceed EUR 14,000,000,000.00 and to take all necessary measures and accomplish all necessary formalities

E.24  Grant all powers to the bearer of a copy or an extract of the minutes of     Mgmt          For           *
      the present to accomplish all deposits and publications prescribed by law

A.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL: Approve to      Shr           For           *
      remove, in Article 30-1 of the By-laws of the Company, Paragraphs 3 and
      ff. which limit the accounting of voting rights of shareholders in shareholder's meeting beyond 1% of voting rights

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                55P                13300                  0               04/29/05               04/29/05

LEGAL & GENERAL GROUP PLC

           SECURITY G54404127            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 04/27/05
               ISIN GB0005603997               AGENDA 700671248 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Receive the report and the accounts for the YE 31 DEC 2004                   Mgmt          For                 *

2.    Declare a final dividend of 3.45p per ordinary share                         Mgmt          For                 *

3.    Re-elect Mr. T.J. Breedon as a Director, who retires by rotation             Mgmt          For                 *

4.    Re-elect Mr. F.A. Heaton as a Director, who retires by rotation              Mgmt          For                 *

5.    Re-elect Mr. R.J. Margetts CBE as a Director, who retires by rotation        Mgmt          For                 *

6.    Re-elect Mr. H.E. Staunton as a Director, who retires in accordance with     Mgmt          For                 *
      Article 86

7.    Re-elect Sir. David Walker as a Director, who retires by rotation            Mgmt          For                 *

8.    Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company until   Mgmt          For                 *
      the conclusion of the next general meeting at which accounts are laid

9.    Authorize the Directors to determine the Auditors' remuneration              Mgmt          For                 *

10.   Approve the Directors' report on remuneration and the accounts               Mgmt          For                 *

11.   Authorize the Directors, pursuant to Section 80 of the Companies Act 1985,   Mgmt          For                 *
      to allot relevant securities Section 80 of the Act up to an aggregate nominal amount of GBP 8,132,449 5% of the issued share capital of the
      Company; Authority expires the earlier of the next AGM of the Company in
      2006 or 30 JUN 2006; and the Company may make allotments during the relevant period which may be exercised after the relevant period

S.12  Authorize the Directors, subject to the passing of Resolution 11 and         Mgmt          For                 *
      pursuant to Section 95 of the Companies Act 1985, to allot equity securities Section 94 of the Act for cash pursuant to the authority conferred by Resolution 11, disapplying the statutory pre-emption rights
      Section 89(1), provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP
      8,132,449 5% of the issued share capital; Authority expires the earlier of the conclusion of the next AGM of the Company in 2006 or 30 JUN 2006; and
      the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.13  Authorize the Company, pursuant to Article 7 of the Articles of              Mgmt          For                 *
      Association of the Company and for the purpose of Section 166 of the
      Companies Act 1985, to make market purchases of any of its ordinary shares of up to 325,297,974 ordinary shares 5% of the issued share capital of the
      Company, at a minimum price of 2.5p and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange
      Daily Official List, over the previous 5 business days; Authority expires the earlier of the conclusion of the next AGM of the Company in 2006 or 30
      JUN 2006; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

S.14  Amend the Articles of Association of the Company in substitution for and     Mgmt          For                 *
      to the exclusion of all existing Articles of the Company

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                55P                680000                  0              04-12-05               04-12-05

MEDIASET SPA

           SECURITY T6688Q107            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 04-27-05
               ISIN IT0001063210               AGENDA 700677202 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Approve the balance sheet report and consolidated balance sheet report as    Mgmt          For                 *
      of 31 DEC 2004, the Board of Directors' Management report, Internal
      Auditors' report; resolutions related thereto

2.    Authorize the Board of Directors to buy and sell own shares; consequent      Mgmt          For                 *
      resolutions

3.    Appoint External Auditors in order to audit the balance sheet and the        Mgmt          For                 *
      consolidated balance sheets reports and in order to audit the half-yearly report for the three years term 2005/2007

4.    Appoint the Internal Auditors and their Chairman; and approve to state       Mgmt          For                 *
      their emoluments

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                 92130                0              04/15/05              04/15/05

METRO AG. DUESSELDORF

           SECURITY D53968125            MEETING TYPE Ordinary General Meeting
      TICKER SYMBOL                      MEETING DATE 18/05/05
               ISIN DE0007257503               AGENDA 700684651 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Receive the financial statements and the annual report for the FY 2004       Mgmt          No Action           *
      with the report of the Supervisory Board, the Group financial statements and the Group annual report, as well as the resolution on the appropriation of the distribution profit of EUR 355,960,934.62 shall be appropriated as follows: payment of a dividend of EUR 1.02 per ordinary share and EUR 1.122 per preferred share EUR 22,364,502.51 shall be carried forward ex-dividend and the payable date 19 MAY 2005

2.    Ratify the acts of the Board of Managing Directors                           Mgmt          No Action           *

3.    Ratify the acts of the Supervisory Board                                     Mgmt          No Action           *

4.    Elect the auditor for the fiscal year 2005; In light of the increasing       Mgmt          No Action           *
      international expansion of the METRO Group, the Supervisory Board intends to propose a change of the auditor to the Annual General Meeting. In preparation for this change, a joint audit by the prospective and the current auditor shall be carried out for the fiscal year 2005. The
      Supervisory Board therefore proposes to elect KPMG Deutsche
      Treuhand-Gesellschaft Aktiengesellschaft Wirtschaftsprufungsgesellschaft,
      Berlin and Frankfurt/Main, and Fasselt & Partner
      Wirtschaftsprufungsgesellschaft, Duisburg, jointly as auditors for the fiscal year 2005, with the requirement to jointly audit and to jointly issue audit certificates, although each auditor may carry out sole audits and issue sole audit certificates in case the other auditor should drop out for a reason for which the company is not responsible.

5.    Elect the Supervisory Board                                                  Mgmt          No Action           *

6.    Authorize the Company to acquire own shares of up to 10% of its share        Mgmt          No Action           *
      capital, at a price differing neither more than 5%; from the market price of the shares if they are acquired through the stock exchange, nor more than 20%; if they are acquired by way of a repurchase offer, on or before
      18 NOV 2006; authorize the Board of Managing Directors to float the shares on the foreignstock exchange, to use the shares in connection with the mergers and acquisitions, to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below the marketprice of the identical shares, to use the shares for the fulfillment of option or convened rights, and within the scope of the Company execution stock option plan

7.    Amend the Articles of association in connection with the new German Law on   Mgmt          No Action           *
      Corporate integrity and the modernization on the right to set aside resolutions of shareholders meetings as follows: Section 15(2), shareholders' meeting being published in the Electronic Federal Gazette no later than 30 days prior to the day by which shareholders are required to register to attend the shareholders meeting, Section 16(1)1 and 16(2)
      shareholders intending to attend the share holders' meeting being obliged to register 7 day prior to the shareholders' meeting and to provide a proof in German or English of their entitlement to attend the shareholders' meeting or to exercise their voting rights Section16(1 )2 and 16(1)3 deletion Section 17(3) the Chairman of the shareholders meeting must being authorize to limit the time for question and answer at shareholders' meeting entitled to vote are those shareholders whose shares are blocked with us from 10 MAY 2005, until the closing of the meeting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                32500                0                05/04/05               05/04/05

MITSUI & CO LTD

           SECURITY J44690139            MEETING TYPE Annual General Meeting
      TICKER SYMBOL                      MEETING DATE 24/06/05
               ISIN JP3893600001               AGENDA 700735167 - Management

                                                                                                               FOR/AGAINST
ITEM                                  PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.    Approve Appropriation of Profits: Term-End Dividend - Ordinary Dividend 10   Mgmt          No Action           *
      yen

2.    Amend the Articles of Incorporation                                          Mgmt          No Action           *

3.1   Elect a Director                                                             Mgmt          No Action           *

3.2   Elect a Director                                                             Mgmt          No Action           *

3.3   Elect a Director                                                             Mgmt          No Action           *

3.4   Elect a Director                                                             Mgmt          No Action           *

3.5   Elect a Director                                                             Mgmt          No Action           *

3.6   Elect a Director                                                             Mgmt          No Action           *

3.7   Elect a Director                                                             Mgmt          No Action           *

3.8   Elect a Director                                                             Mgmt          No Action           *

3.9   Elect a Director                                                             Mgmt          No Action           *

3.10  Elect a Director                                                             Mgmt          No Action           *

3.11  Elect a Director                                                             Mgmt          No Action           *

4.1   Appoint a Corporate Auditor                                                  Mgmt          No Action           *

4.2   Appoint a Corporate Auditor                                                  Mgmt          No Action           *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN         BALLOT SHARES       SHARES ON LOAN       VOTE DATE           DATE CONFIRMED
812256                 55P                167000                0               06/14/05              06/14/05

MURATA MANUFACTURING CO LTD

      SECURITY J46840104                    MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 06/29/05
         ISIN JP3914400001                  AGENDA 700735028 - Management

                                                                                                         FOR/AGAINST
ITEM                               PROPOSAL                                           TYPE      VOTE      MANAGEMENT
1.     Approve Appropriation of Profits: Term-End Dividend - Ordinary Dividend JPY    Mgmt      For            *

2.     Amend the Articles of Incorporation                                            Mgmt      For            *

3.1    Elect a Director                                                               Mgmt      For            *

3.2    Elect a Director                                                               Mgmt      For            *

3.3    Elect a Director                                                               Mgmt      For            *

3.4    Elect a Director                                                               Mgmt      For            *

3.5    Elect a Director                                                               Mgmt      For            *

3.6    Elect a Director                                                               Mgmt      For            *

4.     Appoint a Corporate Auditor                                                    Mgmt      For            *

5.     Amend the Compensation to be received by Corporate Officers                    Mgmt      For            *

6.     Approve the issuance of Stock Acquisition Rights as Stock Options on           Mgmt      For            *
       Favorable Conditions

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN   BALLOT SHARES    SHARES ON LOAN       VOTE DATE     DATE CONFIRMED
812256               55P         35600               0               06/14/05       06/14/05

NESTLE SA, CHAM UND VEVEY

      SECURITY H57312466                    MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE  04/14/05
        ISIN CH0012056047                   AGENDA 700627194 - Management

                                                                                                    FOR/AGAINST
ITEM                        PROPOSAL                                         TYPE          VOTE     MANAGEMENT
1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST BE NOTIFIED       Registration      For           *
       TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE
       RECORD DATE. PLEASE ADVISE US NOW IF YOU INTEND TO VOTE.
       NOTE THAT THE COMPANY REGISTRAR HAS DISCRETION OVER
       GRANTING VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE, A
       SECOND NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

* MANAGEMENT POSITION UNKNOWN INSTRUCTIONS

ACCOUNT NUMBER    CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
812256               55P           3350              0            03/8/05       03/8/05

NESTLE SA, CHAM UND VEVEY

      SECURITY H57312466                  MEETING TYPE Ordinary General Meeting
    TICKER SYMBOL                         MEETING DATE 04/14/05
       ISIN CH0012056047                  AGENDA 700663188 - Management

                                                                                               FOR/AGAINST
ITEM                                      PROPOSAL                            TYPE     VOTE    MANAGEMENT
1.     Approval the annual report and the annual accounts of Nestle
       S.A. and the Nestle Group; acknowledge the reports of the Auditors     Mgmt      For        *

2.     Grant discharge to the Board of Directors and the Management           Mgmt      For        *

3.     Approve the decision on the appropriation of profit, resulting
       from the balance sheet of Nestle S.A.                                  Mgmt      For        *

4.a    Amend the Article 24 Paragraph 1 of the Articles of Association,
       regarding organization of the Board of Directors                       Mgmt      For        *

4.b    Amend the Article 23 Paragraphs 1 and 2 of the Articles of
       Association, regarding term of the office and election of the
       Board of Directors                                                     Mgmt      For        *

4.c    Amend the Article 20 of the Articles of Association, regarding
       right of shareholders to the complete the agenda                       Mgmt      For        *

5.     Elect the Board of Directors                                           Mgmt      For        *

6.     Elect the Auditors                                                     Mgmt      For        *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN    BALLOT SHARES     SHARES ON LOAN     VOTE DATE     DATE CONFIRMED
812256                55P           3350               0             03/30/05         03/30/05

NIPPON OIL CORP, TOKYO

      SECURITY J5484F100                    MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 06/29/05
       ISIN JP3679700009                    AGENDA 700746172 - Management

ITEM                                  PROPOSAL                                  TYPE       VOTE      FOR/AGAINST
1      Approve Allocation of Income, Including the Following
       Dividends: Interim JY 4, Final JY 6, Special JY 0                        Mgmt        For            *
2      Amend Articles to: Increase Authorized Capital from 2 Billion
       Shares to 5 Billion Shares - Authorize Public Announcements
       in Electronic Format                                                     Mgmt        For            *
3.1    Elect Director                                                           Mgmt        For            *
3.2    Elect Director                                                           Mgmt        For            *
3.3    Elect Director                                                           Mgmt        For            *
3.4    Elect Director                                                           Mgmt        For            *
3.5    Elect Director                                                           Mgmt        For            *
3.6    Elect Director                                                           Mgmt        For            *
3.7    Elect Director                                                           Mgmt        For            *
3.8    Elect Director                                                           Mgmt        For            *
3.9    Elect Director                                                           Mgmt        For            *
3.10   Elect Director                                                           Mgmt        For            *
3.11   Elect Director                                                           Mgmt        For            *
3.12   Elect Director                                                           Mgmt        For            *
3.13   Elect Director                                                           Mgmt        For            *
3.14   Elect Director                                                           Mgmt        For            *
3.15   Elect Director                                                           Mgmt        For            *
3.16   Elect Director                                                           Mgmt        For            *
3.17   Elect Director                                                           Mgmt        For            *
3.18   Elect Director                                                           Mgmt        For            *
3.19   Elect Director                                                           Mgmt        For            *
4      Appoint Internal Statutory Auditor                                       Mgmt        For            *
5      Approve Retirement Bonuses for Directors and Statutory
       Auditor and Special  Payments to Continuing Directors and
       Auditors in Connection with Abolition of Retirement Bonus System         Mgmt        For            *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN     BALLOT SHARES      SHARES ON LOAN     VOTE DATE     DATE CONFIRMED
812256                55P           167000                0            06/14/05         06/14/05

NIPPON PAPER GROUP INC, TOKYO

       SECURITY J56354103                    MEETING TYPE Annual General Meeting
    TICKER SYMBOL                            MEETING DATE 06/29/05
           ISIN JP3754300006                 AGENDA 700749508 - Management

                                                                                       FOR/AGAINST
ITEM                       PROPOSAL                               TYPE       VOTE      MANAGEMENT
1      Approve Allocation of Income, Including the Following
       Dividends:Interim JY 4000, Final JY 4000, Special JY 0     Mgmt       For             *
2.1    Elect Director                                             Mgmt       For             *
2.2    Elect Director                                             Mgmt       For             *
2.3    Elect Director                                             Mgmt       For             *
2.4    Elect Director                                             Mgmt       For             *
2.5    Elect Director                                             Mgmt       For             *
2.6    Elect Director                                             Mgmt       For             *
2.7    Elect Director                                             Mgmt       For             *
2.8    Elect Director                                             Mgmt       For             *
2.9    Elect Director                                             Mgmt       For             *
3      Approve Retirement Bonuses for Directors                   Mgmt       For             *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN      BALLOT SHARES      SHARES ON LOAN     VOTE DATE      DATE CONFIRMED
812256               55P             254                  0            06/15/05           6/15/05

NIPPON STEEL CORP

       SECURITY J55999122                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 06/28/05
           ISIN JP3381000003                AGENDA 700738276 - Management

                                                                                                                 FOR/AGAINST
ITEM   PROPOSAL                                                                     TYPE          VOTE            MANAGEMENT
1.     Approve Appropriation of Profits: Term-End Dividend - Ordinary Dividend
       5 yen                                                                        Mgmt          No Action            *
2.     Approve Payment of Bonuses to Directors and Corporate Auditors               Mgmt          No Action            *
3.     Amend the Articles of Incorporation                                          Mgmt          No Action            *
4.1    Elect a Director                                                             Mgmt          No Action            *
4.2    Elect a Director                                                             Mgmt          No Action            *
4.3    Elect a Director                                                             Mgmt          No Action            *
4.4    Elect a Director                                                             Mgmt          No Action            *
4.5    Elect a Director                                                             Mgmt          No Action            *
4.6    Elect a Director                                                             Mgmt          No Action            *
4.7    Elect a Director                                                             Mgmt          No Action            *
4.8    Elect a Director                                                             Mgmt          No Action            *
4.9    Elect a Director                                                             Mgmt          No Action            *
4.10   Elect a Director                                                             Mgmt          No Action            *
4.11   Elect a Director                                                             Mgmt          No Action            *
4.12   Elect a Director                                                             Mgmt          No Action            *
4.13   Elect a Director                                                             Mgmt          No Action            *
4.14   Elect a Director                                                             Mgmt          No Action            *
4.15   Elect a Director                                                             Mgmt          No Action            *
4.16   Elect a Director                                                             Mgmt          No Action            *
4.17   Elect a Director                                                             Mgmt          No Action            *
4.18   Elect a Director                                                             Mgmt          No Action            *
4.19   Elect a Director                                                             Mgmt          No Action            *
4.20   Elect a Director                                                             Mgmt          No Action            *
4.21   Elect a Director                                                             Mgmt          No Action            *
4.22   Elect a Director                                                             Mgmt          No Action            *
4.23   Elect a Director                                                             Mgmt          No Action            *
4.24   Elect a Director                                                             Mgmt          No Action            *
4.25   Elect a Director                                                             Mgmt          No Action            *
4.26   Elect a Director                                                             Mgmt          No Action            *
4.27   Elect a Director                                                             Mgmt          No Action            *
4.28   Elect a Director                                                             Mgmt          No Action            *
4.29   Elect a Director                                                             Mgmt          No Action            *
4.30   Elect a Director                                                             Mgmt          No Action            *
4.31   Elect a Director                                                             Mgmt          No Action            *
4.32   Elect a Director                                                             Mgmt          No Action            *
4.33   Elect a Director                                                             Mgmt          No Action            *
4.34   Elect a Director                                                             Mgmt          No Action            *
4.35   Elect a Director                                                             Mgmt          No Action            *
4.36   Elect a Director                                                             Mgmt          No Action            *
4.37   Elect a Director                                                             Mgmt          No Action            *
5.1    Appoint a Corporate Auditor                                                  Mgmt          No Action            *
5.2    Appoint a Corporate Auditor                                                  Mgmt          No Action            *
5.3    Appoint a Corporate Auditor                                                  Mgmt          No Action            *
6.     Approve Condolence money to the late Corporate Auditor
       JoseiIto and retirement bonuses to retiring directors and
       corporate auditors                                                           Mgmt          No Action            *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN    BALLOT SHARES     SHARES ON LOAN     VOTE DATE      DATE CONFIRMED
812256               55P          448000               0            06/16/05          06/16/05

NISSAN MOTOR CO LTD

       SECURITY J57160129                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 06/21/05
           ISIN JP3672400003                AGENDA 700732666 - Management

                                                                                        FOR/AGAINST
ITEM                        PROPOSAL                                TYPE      VOTE      MANAGEMENT
1.     Approve Appropriation of Profits: Final Dividend JY 12       Mgmt      For             *

2.     Amend the Articles of Incorporation                          Mgmt      For             *

3.     Approve the issuance of stock acquisition right without
       consideration as Stock Options to Employees of the
       Company and Directors and Employees of its Affiliates        Mgmt      For             *

4.1    Elect a Director                                             Mgmt      For             *

4.2    Elect a Director                                             Mgmt      For             *

4.3    Elect a Director                                             Mgmt      For             *

4.4    Elect a Director                                             Mgmt      For             *

4.5    Elect a Director                                             Mgmt      For             *

4.6    Elect a Director                                             Mgmt      For             *

4.7    Elect a Director                                             Mgmt      For             *

4.8    Elect a Director                                             Mgmt      For             *

4.9    Elect a Director                                             Mgmt      For             *

5.     Appoint a Corporate Auditor                                  Mgmt      For             *

6.     Approve Provision of Retirement Allowance for Directors
       and Corporate                                                Mgmt      For             *

7.     Amend the Compensation to be received by Corporate
       Officers                                                     Mgmt      For             *

*MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN     BALLOT SHARES    SHARES ON LOAN     VOTE DATE    DATE CONFIRMED
812256                55P           175500             0              06/07/05        06/07/05

NORDEA BANK AB

       SECURITY W57996105                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 04/08/05
           ISIN SE0000427361                AGENDA 700647588 - Management

                                                                                                             FOR/AGAINST
ITEM                PROPOSAL                                                          TYPE        VOTE       MANAGEMENT
1.    Amend Section 3 of the Articles of Association describing the nature of
      the Bank's business operations                                                  Mgmt

2.    Approve to reduce the share capital corresponding to the repurchased own shares held by Nordea, 140,159,800 shares, through retirement of those shares; the amount of the reduction, EUR 55,548,131.94, shall be transferred to funds to be used according to a decision by a general meeting; the share capital will amount to EUR 1,072,569,610.46 after the
      reduction of the share capital                                                  Mgmt

3.    Approve to renew 10% authorization to repurchase own shares on a stock exchange where the Bank's shares are listed, or by means of acquisition offer directed to all the Bank's shareholders; acquisition of shares on a stock exchange may only be made within the price interval registered at any time, that is the interval between the highest purchase price and the lowest selling price; acquisition of shares according to an acquisition offer directed towards all shareholders may be made with a premium of up
      to 30%                                                                          Mgmt

4.    Approve that Nordea shall on an ongoing basis be able to purchase own shares to facilitate its securities business; the holdings of such shares
      may not exceed 1% of all shares in the Company                                  Mgmt

5. Approve the remuneration principles and other terms of employment of the Mgmt Executive Management

6.    Approve the Nomination Committee, established following a resolution by the 2004 AGM, consists of: Mr. Eva Halvarsson, Chairman of the
      Committee and representing the Swedish state, Mr. Staffan Grefback, representing Alecta, Mr. Mogens Hugo Jorgensen, representing Nordea
      Danmark-fonden, Mr. Hans Dalborg, Chairman of the Board of Directors, and
      Mr. Juha Rantanen, appointed by the committee                                   Mgmt

7.    Re-elect Messrs. Kjell Aamot, Harald Arnkvaern, Hans Dalborg, Gunnel
      Duveblad, Birgitta Kantola, Claus Hoeg Madsen, Lars GNordstrom, Jorgen
      Hoeg Pedersen, Timo Peltola and MaijaTorkko and elect Ms. Anne Birgitte
      Lundholt as the Board Members until the next AGM and further elect Mr.
      Hans Dalborg as a Chairman of the Board of Directors                            Mgmt

8.    Elect Ms. Anne Birgitte Lundholt as a new Board Member                          Mgmt

9.    Approve that the fee for the Board Members shall be: EUR 220,000 for the
      Chairman, EUR 90,000 for the Vice Chairman and EUR 70,000 per other Board
      Member; in addition, each Board Member shall receive EUR 1,000 per meeting for extraordinary Board meetings and for committee meetings; Board Members who are employed by the Nordea Group shall not be entitled to any fee;
      further, the fee for the Auditor shall be paid per account                      Mgmt

10.   Approve to establish a new Nomination Committee with the task to prepare proposals for Board Members, Board Chairman and fees for Board
      Members and the Auditors to the AGM in 2006                                     Mgmt

ACCOUNT NUMBER     CUSTODIAN      BALLOT SHARES       SHARES  ON LOAN     VOTE DATE    DATE CONFIRMED
812256                55P             0                       0

NORTHERN FOODS PLC

       SECURITY G66304109                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 07/22/04
           ISIN GB0006466089                AGENDA 700564330 - Management

                                                                                                      FOR/AGAINST
ITEM   PROPOSAL                                                          TYPE        VOTE             MANAGEMENT
1.     Receive the accounts for the FYE 03 APR 2004 and the
       Directors report and the Auditors report thereon                  Mgmt      No Action               *
2.     Declare a final ordinary dividend                                 Mgmt      No Action               *
3.     Re-elect Mr. P.H. Blackburn                                       Mgmt      No Action               *
4.     Re-elect Mr. M.S. Christie                                        Mgmt      No Action               *
5.     Re-elect Mr. C. Dyer                                              Mgmt      No Action               *
6.     Re-elect Mr. A.J. Hobson                                          Mgmt      No Action               *
7.     Re-elect Mr. O.G. Ni-Chionna                                      Mgmt      No Action               *
8.     Re-elect Mr. P.A. O Driscoll                                      Mgmt      No Action               *
9.     Re-appoint the Auditors and authorize the Audit Committee
       to determine their remuneration                                   Mgmt      No Action               *
10.    Approve the Directors remuneration report                         Mgmt      No Action               *
S.11   Amend the Company s Articles of Association                       Mgmt      No Action               *
12.    Approve to renew the Directors authority to allot shares          Mgmt      No Action               *
S.13   Approve to renew the Directors authority to allot shares
       for cash                                                          Mgmt      No Action               *
S.14   Approve to renew the Companys authority to make on-market
       purchases of its own shares                                       Mgmt      No Action               *

15.    Approve the rules of the Northern Foods Plc Share Option
       Scheme Plan 2004                                                  Mgmt      No Action               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN     BALLOT SHARES     SHARES ON LOAN    VOTE DATE     DATE CONFIRMED
812256                 55P            40343                0          07/13/04         07/13/04

NOVARTIS AG, BASEL

       SECURITY H5820Q150                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 03/01/05
           ISIN CH00105267                  AGENDA 700626875 - Management

                                                                                                               FOR/AGAINST
ITEM                            PROPOSAL                                           TYPE            VOTE        MANAGEMENT
1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST BE NOTIFIED
       TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE
       RECORD DATE. PLEASE ADVISE US NOW IF YOU INTEND TO VOTE.
       NOTE THAT THE COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND NOTIFICATION
       WILL BE ISSUED REQUESTING YOUR VOTING                                    Registration     Non Action         *

* MANAGEMENT POSITION UNKNOWN INSTRUCTIONS

ACCOUNT NUMBER      CUSTODIAN      BALLOT SHARES      SHARES ON LOAN    VOTE DATE     DATE CONFIRMED
812256                 55P             29500                 0           01/24/05        01/24/05

NOVARTIS AG, BASEL

       SECURITY H5820Q150                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 3/1/05
           ISIN CH00105267                  AGENDA 700636799 - Management

                                                                                                                    FOR/AGAINST
ITEM                                       PROPOSAL                                     TYPE          VOTE           MANAGEMENT
1.     Approve the annual report, the financial statements of Novartis AG and the
       Group consolidated financial statements for the year 2004                        Mgmt         No Action            *

2.     Approve the activities of the Board of Directors

3.     Approve the appropriation of available earnings of Novartis AG as per balance sheet and declare a dividend; a total dividend payment of CHF
       2,610,034,767 is equivalent to a gross dividend of CHF 1.05 per registered share of CHF 0.50 nominal value entitled to dividends,
       payment will be made with effect from 04 MAR 2005                                Mgmt         No Action            *

4.     Approve to reduce the share capital by CHF 19,019,500, from CHF
       1,388,605,000 to CHF 1,369,585,500, that the corresponding number of registered shares be subsequently cancelled and amend the relevant Clause
       in the Articles of Incorporation                                                 Mgmt         No Action            *

5.     Authorize the Board of Directors i) to launch a fifth sharere purchase program to a maximum amount of CHF 4 billion, with the aim of canceling the shares bought back and ii) to repurchase for cancellation own shares beyond the limit of 10% of the share capital of Novartis AG in the course of either the completion of the existing fourth share repurchase program
       of CHF 3 billion or the implementation of the fifth program                      Mgmt         No Action            *

6.1    Re-elect Dr. H.C. Birgit Breuel as a Board of Director for a two-year term       Mgmt         No Action            *

6.2    Re-elect Prof. Dr. Peter Burckhardt as a Board of Director for a
       three-year term each                                                             Mgmt         No Action            *

6.3    Re-elect Mr. Alexandre F. Jetzer as a Board of Director for a
       three-year term                                                                  Mgmt         No Action            *

6.4    Re-elect Mr. Pierre Landolt as a Board of Director for a three-year
       term each                                                                        Mgmt         No Action            *

6.5 Re-elect Prof. Dr. Ulrich Lehner as a Board of Director for a three-year term

7.     Appoint PricewaterhouseCoopers AG, as the Auditors and the Group
       Auditors, for a further year                                                     Mgmt         No Action            *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN       BALLOT SHARES       SHARES ON LOAN      VOTE DATE       DATE CONFIRMED
812256                  55P             37100                  0              02/11/05           02/11/05

NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)

       SECURITY K7314N145                    MEETING TYPE Annual General Meeting
    TICKER SYMBOL                            MEETING DATE 3/9/05
           ISIN DK0010280817                 AGENDA 700646170 - Management

                                                                                                                FOR/AGAINST
ITEM   PROPOSAL                                                                      TYPE         VOTE          MANAGEMENT
1.     Approve the Board of Directors' oral report on the Company's
       activities in the past FY                                                      Mgmt         For               *
2.     Receive and adopt the audited annual report 2004 and approve
       the remuneration of the Board of Directors                                     Mgmt         For               *

3.     Approve to distribute the profit according to the adopted
       annual report 2004                                                             Mgmt         For               *

4.1    Re-elect Mr. Mads Ovlisen as a Member to the Board of Directors                Mgmt         For               *

4.2    Re-elect Mr. Sten Scheibye as a Member to the Board of Directors               Mgmt         For               *

4.3    Re-elect Mr. Kurt Briner as a Member to the Board of Directors                 Mgmt         For               *

4.4    Re-elect Mr. Niels Jacobsen as a Member to the Board of  Directors             Mgmt         For               *

4.5    Re-elect Mr. Kurt Anker Nielsen as a Member to the Board of Directors          Mgmt         For               *

4.6    Re-elect Mr. Jorgen Wedel as a Member to the Board of Directors                Mgmt         For               *

4.7    Elect Mr. Henrik Gurtler as a Member to the Board of Directors

4.8    Elect Mr. Goran A. Ando as a Member to the Board of Directors                  Mgmt         For               *

5.     Re-elect PricewaterhouseCoopers as the Auditors                                Mgmt         For               *

6.     Authorize the Board of Directors to allow the Company to acquire own shares of up to 10% of the share capital and at the price quoted on the date of purchase with a deviation of up to 10% of Article 48 of the Danish
       Companies Act; Authority expires at the next AGM                               Mgmt         For               *

7.     Miscellaneous                                                                  Other        For               *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN      BALLOT SHARES       SHARES ON LOAN     VOTE DATE      DATE CONFIRMED
812256                 55P            19800                  0             02/23/05          02/23/05

NTT DOCOMO INC.

       SECURITY J59399105                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 06/21/05
           ISIN JP3165650007                AGENDA 700732779 - Management

                                                                                            FOR/AGAINST
ITEM                       PROPOSAL                                     TYPE     VOTE        MANAGEMENT
1.     Approve Appropriation of Profits: Term-End Dividend -            Mgmt     For              *
       Ordinary Dividend 1,000 yen

2.     Approve Purchase of Own Shares                                   Mgmt     For              *

3.     Amend the Articles of Incorporation                              Mgmt     For              *

4.1    Elect a Director                                                 Mgmt     For              *

4.2    Elect a Director                                                 Mgmt     For              *

4.3    Elect a Director                                                 Mgmt     For              *

5.     Appoint a Corporate Auditor                                      Mgmt     For              *

6.     Approve Provision of Retirement Allowance for Directors          Mgmt     For              *
       and Corporate

7. Amend the Compensation to be received by Corporate Officers          Mgmt     For              *

*MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN       BALLOT SHARES     SHARES ON LOAN     VOTE DATE       DATE CONFIRMED
812256                 55P             1063                 0             06/07/05            06/07/05

OMRON CORP

       SECURITY J61374120                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 06/23/05
           ISIN JP3197800000                AGENDA 700734987 - Management

                                                                                                                    FOR/AGAINST
ITEM   PROPOSAL                                                                             TYPE        VOTE         MANAGEMENT
1.     Approve Appropriation of Profits: Term-End Dividend - Ordinary Dividend JPY          Mgmt        For               *

2.     Amend the Articles of Incorporation                                                  Mgmt        For               *

3.     Approve Purchase of Own Shares                                                       Mgmt        For               *

4.1    Elect a Director                                                                     Mgmt        For               *

4.2    Elect a Director                                                                     Mgmt        For               *

4.3    Elect a Director                                                                     Mgmt        For               *

4.4    Elect a Director                                                                     Mgmt        For               *

4.5    Elect a Director                                                                     Mgmt        For               *

4.6    Elect a Director                                                                     Mgmt        For               *

4.7    Elect a Director                                                                     Mgmt        For               *

5.1    Appoint a Corporate Auditor                                                          Mgmt        For               *

5.2    Appoint a Corporate Auditor                                                          Mgmt        For               *

6.     Approve the issuance of Shares Acquisition Rights as Stock Options on                Mgmt        For               *
       Favorable Conditions

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER   CUSTODIAN      BALLOT SHARES      SHARES ON LOAN       VOTE DATE     DATE CONFIRMED
812256              55P             67800                0               06/9/05          06/9/05

OTP BANK LTD

       SECURITY X60746116                  MEETING TYPE Annual General Meeting
    TICKER SYMBOL                          MEETING DATE 04/29/05
           ISIN USX607461166               AGENDA 700699955 - Management

                                                                                                                      FOR/AGAINST
ITEM                              PROPOSAL                                                    TYPE        VOTE         MANAGEMENT
1.     Approve: the report by the Board of Directors concerning the Company's
       2004 business activities; the acceptance of the 2004 financial reports non consolidated and consolidated prepared according to the HAR; the
       decision on the distribution of aftertax profits                                      Mgmt        For              *

2.     Approve the reports of the Supervisory Board concerning its activity in
       2004 and the 2004 financial reports non consolidated and consolidated prepared
       according to the HAR and the distribution of after tax profits                        Mgmt        For              *

3.     Approve the report of the Bank's Auditor concerning the results of the audit of the 2004 financial reports non consolidated and consolidated prepared
       according to the HAR                                                                  Mgmt        For              *

4.     Approve the report of the Board of Directors on the Bank's Business Policy for
       2005                                                                                  Mgmt        For              *

5.     Elect the Company's Auditor and approve the appointment of the official
       responsible for auditing and setting the remuneration                                 Mgmt        For              *

6.     Elect the Members of the Supervisory Board                                            Mgmt        For              *

7.     Approve the remuneration of the Members of the Board of Directors and
       the Supervisory Board                                                                 Mgmt        For              *

8.     Approve the modification of the rules of the Supervisory  board                       Mgmt        For              *

9.     Approve the Management share option programme for the years from 2005 to 2009         Mgmt        For              *

10.    Amend the points 5.16, 13.17, 13.18 of the By-Laws the amendments of the By-
       Laws requires 3/4th majority of votes                                                 Mgmt        For              *

11.    Authorize the Board of Directors to acquire own shares                                Mgmt        For              *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN       BALLOT SHARES        SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
812256                 55P              10345                    0           04/25/2005       04/25/2005

ROCHE HLDG LTD

       SECURITY H69293217                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 02/28/2005
           ISIN CH0012032048                AGENDA 700643237 - Management

                                                                                                               FOR/AGAINST
ITEM                                     PROPOSAL                                TYPE              VOTE        MANAGEMENT
1.     Approve the annual report, financial statements and the                Non-Voting
       consolidated financial statements for 2004

2.     Ratify the actions taken by Board of Directors' Members in 2004        Non-Voting

3.     Approve the distribution of an ordinary divided of CHF 2.00 gross
       per share and non-voting equity security                               Non-Voting

4.1    Re-elect Prof. John Bell as a Director for a term of 4 years as
       provided by the Articles of Association                                Non-Voting

4.2    Re-elect Mr. Andre Hoffmann as a Director for a term of 4
       years as provided by the Articles of Association                       Non-Voting

4.3    Re-elect Dr. Franz B. Humer as a Director for a term of 4
       years as provided by the Articles of Association                       Non-Voting

5.     Re-elect KPMG Klynveld Peat Marwick Goerdeler SA as the
       Statutory and the Group Auditors for the FY 2005                       Non-Voting

ACCOUNT NUMBER       CUSTODIAN      BALLOT SHARES        SHARES ON LOAN      VOTE DATE    DATE CONFIRMED
812256                  55P            27200                   0             02/17/2005     02/17/05

ROLLS-ROYCE GROUP PLC, LONDON

       SECURITY G7630U109                   MEETING TYPE Annual General Meeting
    TICKER SYMBOL                           MEETING DATE 05/04/05
           ISIN GB0032836487                AGENDA 700690844 - Management

                                                                                    FOR/AGAINST
ITEM                             PROPOSAL                         TYPE      VOTE     MANAGEMENT
1.        Receive the report of the Directors and the audited     Mgmt       For         *
          financial statements for the YE 31 DEC 2004

2.        Approve the Directors' remuneration report for the      Mgmt       For         *
          YE 31 DEC 2004

3.        Re-elect Mr. S.M. Robertson as a Director of the        Mgmt       For         *
          Company

4.        Re-elect Mr. I.C. Conn as a Director of the Company     Mgmt       For         *

5.        Re-elect Sir John Taylor as a Director of the Company   Mgmt       For         *

6.        Re-elect Hon. A.L. Bondurant as a Director of the       Mgmt       For         *
          Company

7.        Re-elect Mr. J.P, Cheffins as a Director of the         Mgmt       For         *
          Company

8.        Re-elect Mr. J.M. Guyette as a Director of the          Mgmt       For         *
          Company

9.        Re-elect Mr. A.B. Shilston as a Director of the         Mgmt       For         *
          Company

10.       Re-appoint KPMG Audit Plc as the Company's Auditors     Mgmt       For         *
          until the next general meeting at which financial
          statements are laid and authorize the Directors to
          agree the Auditors' remuneration

11.       Authorize the Directors: a) on one or more occasions,   Mgmt       For         *
          to capitalize such sums as they may determine from
          time to time but not exceeding the aggregate sum of
          GBP 200 million, standing to the credit of the
          Company's merger reserve or such other reserves as
          the Company may legally use in paying up in full at
          par, up to 200 billion non-cumulative redeemable
          convertible preference shares with a nominal value of
          0.1 pence each B Shares from time to time having the
          rights and being subject to the restrictions
          contained in the Articles of Association of the
          Company and any terms of their issue; b) pursuant to
          Section 80 of the Companies Act 1985, as amended, to
          exercise all powers of the Company to allot and
          distribute B Shares credited as fully paid up to an
          aggregate nominal amount of 200 million to the
          holders of ordinary shares of 20 pence each on the
          register of members on any dates determined by the
          directors from time to time and on the basis of the
          number of B Shares for every ordinary share held as
          may be determined by the directors from time to time;
          and Authority expires at the conclusion of the next
          AGM of the Company; and c) to do all acts and thing
          may consider necessary or desirable to give effect to
          this resolution and to satisfy any entitlement to B
          Shares howsoever arising

12.       Approve, for the purposes of Article 112(a) of the      Mgmt       For         *
          Articles of Association of the Company, to increase
          the maximum amount of the ordinary remuneration of
          the Directors from GBP 600,000 to GBP 850,000; and
          such amount as the directors determine should be paid
          to the Directors by way of ordinary remuneration in
          any year shall be divided among those Directors who
          do not hold any Executive Office

S.13      Approve that the Section 80 amount as defined in        Mgmt       For         *
          Article 10(d) shall be GBP 117,133,532

S.14      Approve that the Section 89 amount as defined in        Mgmt       For         *
          Article 10(d) shall be GBP 17,570,029

S.15      Authorize the Company, for the purpose of Section 166   Mgmt       For         *
          of the Companies Act 1985, to make market purchases
          Section 163(3) of its up to 173,313,853 ordinary
          shares of 20 pence each in the capital of the
          Company, at a minimum price of 20 pence and up to
          105% of the average middle market quotations for such
          shares derived from the London Stock Exchange Daily
          Official List, over the previous 5 business days;
          Authority expires the earlier of the conclusion of
          the AGM of the Company in 2006 or 18 months; the
          Company, before the expiry, may make a contract to
          purchase ordinary shares which will or may be
          executed wholly or partly after such expiry

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER                 CUSTODIAN   BALLOT SHARES    SHARES ON LOAN       VOTE DATE   DATE CONFIRMED
812256                            55P          267000             0              04/21/05       04/21/05

ROYAL DUTCH PETROLEUM CO, DEN HAAG

        SECURITY N76277172               MEETING TYPE Annual General Meeting
    TICKER SYMBOL                        MEETING DATE 06/28/05
           ISIN NL0000009470                    AGENDA 700737717 - Management

                                                                                   FOR/AGAINST
ITEM                             PROPOSAL                         TYPE      VOTE    MANAGEMENT
1.        Approve the annual report for the year 2004             Mgmt       For        *

2.        Approve the annual accounts 2004; finalization of the   Mgmt       For        *
          balance sheet as at 31 DEC 2004 and the profit and
          loss account for the year 2004 and the notes to the
          balance sheet and the profit and loss account

3.A       Approve the reserves and dividend policy                Mgmt       For        *

3.B       Declare the total dividend for the year 2004            Mgmt       For        *

4.A       Grant discharge to the Members of the Management        Mgmt       For        *
          Board for the year 2004

4.B       Grant discharge the Members of the Supervisory Board    Mgmt       For        *
          for the year 2004

5.        Re-appoint Mr. L.R. Ricciardi or Ms. Scheltema as a     Mgmt       For        *
          Member of the Supervisory Board

6.        Grant authority to acquire ordinary shares of the       Mgmt       For        *
          Company

7.        Approve to cancel the ordinary shares held by the       Mgmt       For        *
          Company

8.        Approve the Corporate Governance                        Mgmt       For        *

9.A       Approve the public exchange offer issued by Royal       Mgmt       For        *
          Dutch Shell PLC for all ordinary shares in equity
          capital of the Company

9.B       Approve the Implementation Agreement                    Mgmt       For        *

10.       Amend the Articles of Association                       Mgmt       For        *

11.A      Appoint Mr. Jacobs (1st choice) or Mr. P.L. Folmer      Mgmt       For        *
          (2nd choice) as a Non-Executive Member of the Board
          of Management

11.B      Appoint Ms. Morin-Postel (1st choice) or Ms. K.M.A.     Mgmt       For        *
          De Segundo (2nd choice) as a Non-Executive Member of
          the Board of Management

11.C      Appoint Mr. Loudon (1st choice) or Mr. R. Vander        Mgmt       For        *
          Vlist (2nd choice) as a Non-Executive Member of the
          Board of Management

11.D      Appoint Mr. Ricciardi (1st choice) or Ms. M.A.          Mgmt       For        *
          Scheltema (2nd choice) as a Non-Executive Member of
          the Board of Management

12.       Adopt the remuneration policy for the Board of          Mgmt       For        *
          Directors

13.       Approve the altered Long-Term Incentive Plan            Mgmt       For        *

14.       Approve the altered Restricted Share Plan               Mgmt       For        *

15.       Approve the altered Deferred Bonus Plan                 Mgmt       For        *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER        CUSTODIAN       BALLOT SHARES      SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
812256                   55P              53000                0              06/13/05          06/13/05

SANOFI-AVENTIS

        SECURITY F5548N101        MEETING TYPE  ExtraOrdinary General Meeting
    TICKER SYMBOL                 MEETING DATE  12/23/04
           ISIN FR0000120578              AGENDA 700619351 - Management

                                                                                   FOR/AGAINST
ITEM                             PROPOSAL                         TYPE      VOTE    MANAGEMENT
1.        Acknowledge the Amalgamation-Merger Project of          Mgmt       For        *
          Aventis by Sanofi-Aventis dated 14 OCT 2004, under
          which it is stated that the Aventis shall contribute
          the total of its assets (EUR 41,208,544,876.00), with
          the corresponding taking- over of all its liabilities
          (EUR 14,099,319,197.00) and approve the terms and
          conditions of this agreement; net worth: EUR
          27,109,225,679.00; and also approve the payment for
          the contributions according to a ratio of exchange of
          27 Sanofi-Aventis shares against 23 Aventis shares
          and the operation shall be final on 31 DEC 2004;
          consequently, the general meeting decides to increase
          the share capital by EUR 38,245,770.00 to increase it
          from EUR 2,784,562,864.00 to EUR 2,822,808,634.00, by
          the creation of 19,122,885 new fully paid-up shares
          of a par value of EUR 2.00 each, to be distributed
          among the shareholders of the acquired Company, with
          a ratio of exchange of 27 Sanofi-Aventis shares
          against 23 Aventis shares, bearing an accruing
          dividend as decided after their issue; the merger
          surplus of EUR 508,561,335.00 shall be registered in
          a merger surplus account; the amount of the dividends
          received by shares it holds, which represents EUR
          27,894,216.00 shall be charged to the merger surplus
          account, thus amounting to EUR 536,455,551.00;
          capital loss on transferred shares: EUR
          25,277,722,121.00

2.        Authorize the Board of Directors, subject to the        Mgmt       For        *
          realization of the conditions aimed at Article No. 14
          of the Amalgamation-Merger Treaty, to withdraw from
          the merger premium all necessary amounts in order to:
          fund the legal reserve: 10% of the capital existing
          after the malgamation-merger, fund the special
          reserve on long-term capital gains: EUR
          319,518,918.00; fun other reserves and provisions to
          charge all fees, expenses and right resulting from
          the amalgamation-merger; the general meeting also
          decides to charge the capital loss on transferred
          shares to the share premium, thus amounting to EUR

3.        Approve the substitution of Sanofi-Aventis in the       Mgmt       For        *
          Aventis commitments relating to the equity warrants
          issued by Aventis; once the merger is effective, the
          Aventis equity warrants shall give right to
          Sanofi-Aventis shares and their number shall
          correspond to the number of Aventis shares these
          equity warrants shall give right after the
          implementation of the ratio of exchange of 27 against
          23; the general meeting decides to relinquish, to the
          benefit of the equity warrant holders, to the
          pre-emptive right of subscription to shares to be
          issued by Sanofi-Aventis in order to increase the
          share capital for a maximum numberof 301,986; and
          approve to delegate all powers to the Board of
          Directors to take all necessary measures and
          accomplish all necessary formalities

4.        Approve the substitution of Sanofi-Aventis in all the   Mgmt       For        *
          obligations resulting from the Aventis commitments
          regarding the holders of the 48,080,289 options
          granting the right to the subscribe Aventis shares;
          after the Amalgamation-Mergeris final,
          Sanofi-Aventis shares shall be allotted to the
          beneficiaries of options granting the right to
          subscribe Aventis shares; the general meeting decides
          to relinquish, to the benefit of the option holders,
          to the pre-emptive right of subscription to shares to
          be issued by Sanofi-Aventis in order to increase the
          share capital; and authorize the Board of Directors
          to take all necessary measures and accomplish all
          necessary formalities

5.        Acknowledge that the Amalgamation shall be definitely   Mgmt       For        *
          realized on 31 DEC 2004, and that consequently,
          Aventis shall be dissolved without liquidation on 31
          DEC 2004

6.        Amend the Articles of Association as follows: Article   Mgmt       For        *
          6 (share capital): the share capital is set at EUR
          2,822,808,634.00 and is divided into 1,411,404,317
          fully paid-up shares of a par value of EUR 2.00 each

7.        Authorize the Board of Directors to increase the        Mgmt       For        *
          share capital, by way of issuing, without the
          pre-emptive right of subscription, shares giving
          access to Sanofi-Aventis capital to the benefit of
          the Companys employees, in accordance with the legal
          provisions of Article: L.225-138 C and L 443-5C;
          Authority is given for a period expiring on 23 AUG
          2006; authorize the Board of Directors to make use of
          Resolutions 8 and 10 of the combined general meeting
          of 23 JUN 2004 in order to allot to Sanofi-Aventis
          employees free shares or other securities
          givingaccess to the capital, in addition to shares to
          be subscribedbycash; and authorize the Board of
          Directors to take allnecessary measures andaccomplish
          all necessary formalities;the present delegation
          cancels all previous delegations in orderto increase
          Sanofi-Aventis capital by way of issuingsharesgranted
          to employees, without the pre-emptive right
          ofsubscriptions and it cancels and replaces, for its
          part unused, thedelegation given in Resolution 11 at
          the general meeting of 23 JUN 2004

8.        Grant all powers to the bearer of a copy or an          Mgmt       For        *
          extract of the minutes of the present in order to
          accomplish all deposits and publications which are
          prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER  CUSTODIAN  BALLOT SHARES  SHARES ON LOAN  VOTE DATE  DATE CONFIRMED
812256             55P         21434             0        12/01/04      12/01/04

SANOFI-AVENTIS

        SECURITY F5548N101           MEETING TYPE Ordinary General Meeting
   TICKER SYMBOL                     MEETING DATE 05/31/05
           ISIN FR0000120578                 AGENDA 700697987 - Management

                                                                                   FOR/AGAINST
ITEM                             PROPOSAL                         TYPE      VOTE    MANAGEMENT
O.1       Acknowledge the report of the Board of Directors and    Mgmt       For        *
          the general report of the Auditors and approve the
          financial statements and the balance sheet for the
          year 2004, in the form presented to the meeting

O.2       Acknowledge the reports of the Board of Directors and   Mgmt       For        *
          the Statutory Auditors and approve the consolidated
          financial statements for the said FY, in the form
          presented to the meeting

O.3       Approve the transfer of the amount of EUR               Mgmt       For        *
          200,000,000.00, pursuant to the Article 39 of the
          Amended Finance Law, posted to the special reserve of
          long- term capital gains to an ordinary reserve
          account and acknowledge that: profits for the FY :
          EUR 2,854,176,549.99; retained earnings: EUR
          158,403,755.79 an extraordinary tax on the special
          reserve on long-term capital gains being taken into
          account (EUR 4,987,500.00); distributable profits:
          EUR 3,012,580,305.78; and to appropriate
          distributable profits as follows: global dividend:
          EUR 1,693,685,180.40, carried forward account: EUR
          1,318,895,125.38; the shareholders will receive a net
          dividend of EUR 1.20 per share payable on 07 JUN 2005

O.4       Acknowledge the special report of the Auditors on       Mgmt       For        *
          agreements governed by the Article L. 225-38 and seq.
          of the French Commercial Code and approve the said
          report and the agreements referred to therein

O.5       Approve to renew the term of office of                  Mgmt       For        *
          PricewaterhouseCoopersAudit as the Statutory Auditors
          for a period of 6 years

O.6       Approve to renew the term of office of Mr. Pierre       Mgmt       For        *
          Coll as PricewaterhouseCoopers Audit's Deputy Auditor
          for a period of 6 years

O.7       Authorize the Board of Directors, in substitution for   Mgmt       For        *
          any earlier authority, to trade the Company's shares
          on the stock exchange as per the following
          conditions: maximum purchase price: EUR 90.00; global
          amount to this repurchase program will not exceed EUR
          12,702,638,858.00 and, maximum number of shares to be
          traded: 10%; Authority expires at the end of 18
          months; and authorize the Board of Directors to take
          all necessary measures and accomplish all necessary
          formalities

O.8       Approve to end to the delegation granted to the Board   Mgmt       For        *
          of Directors set forth in resolution 6 and given by
          the general meeting of 13 JUN 2004, in order to issue
          bonds

O.9       Authorize the Board of Directors, in substitution of    Mgmt       For        *
          any earlier authority, to increase the share capital,
          in one or more transactions, in France or abroad, by
          means of a public offering, by a maximum nominal
          amount of EUR 1,400,000,000.00, by way of issuing,
          with the shareholders' preferred subscription rights
          maintained the preferential share excluded, shares or
          any securities giving right to the capital or giving
          the right to a debt security; the nominal maximum
          amount of the capital increases realized in
          accordance with the present resolution and those
          granted by the resolutions 10, 11, 12, 13, 14 and 15
          of the present meeting is set at EUR
          1,600,000,000.00; Authority is given for a period of
          26 months; and authorize the Board of Directors to
          take all necessary measures and accomplish all
          necessary formalities

O.10      Authorize the Board of Directors, in substitution of    Mgmt       For        *
          any earlier authority, to increase the share capital,
          in one or more transactions, in France or abroad, by
          a maximum nominal amount of EUR 840,000,000.00, by
          way of issuing, without the shareholders' preferred
          subscription rights the preferential share excluded,
          shares or any securities giving right to the capital
          or giving the right to the allocation of debt
          securities; the amount shall count against the value
          of the overall ceiling set forth in resolution of the
          present meeting and those granted by the resolutions;
          Authority is given for a period of 26 months; and
          authorize the Board of Directors to take all
          necessary measures and accomplish all necessary
          formalities

E.11      Authorize the Board of Directors, in substitution of    Mgmt       For        *
          all and any earlier authority, to increase the share
          capital, in one or more transactions, in France or
          abroad, by a maximum nominal amount of EUR
          500,000,000.00, by way of capitalizing premiums,
          reserves, profits, premiums or any other means
          provided that such capitalization is allowed by law
          and under the by-laws, to be carried out through the
          issue of bonus shares or the raise of par value of
          existing shares, or by utilizing both methods
          simultaneously; the amount shall count against the
          overall value set forth in resolution number 9 of the
          present meeting; Authority is given for a period of
          26 months; and authorize the Board of Directors to
          take all necessary measures and accomplish all
          necessary formalities

E.12      Approve that the Board of Directors may decide to       Mgmt       For        *
          increase the number of securities to be issued in the
          event of a capital increase, with or without
          subscription pre-emptive rights, to the same price
          than the one of the initial issue within the limit of
          15% of the initial issue; the nominal amount of the
          capita increased against the overall value set forthe
          in the resolution number 9 of the present meeting;
          Authority is given for a period of 26 months

O.13      Authorize the Board of Directors, in substitution of    Mgmt       For        *
          all and any authority, to increase the share capital,
          in one or more transactions, in favor of the Members
          of one or more of the Company Savings Plans of the
          Group Sanofi-Aventis and an amount which shall not
          exceed 2% of the share capital; the nominal maximum
          amount which could be realized according to the
          present delegation, shall count against the overall
          value set forth in the resolution number 9 of the
          present meeting; Authority is given for a period of
          26 months; and authorize the Board of Directors to
          take all necessary measures and accomplish all
          necessary formalities

E.14      Authorize the Board of Directors, in substitution of    Mgmt       For        *
          al and any earlier authorities, to grant, in one or
          more transactions, to employees and eventually the
          officers of the Company or its subsidiaries, options
          giving a right either to subscribe for new shares in
          the Company to be issued through a share capital
          increase, or to purchase existing shares repurchased
          by the Company, provided that the options shall not
          give rights to a total number of shares which shall
          not exceed 2.5 of the share capital; the nominal
          maximum amount of the capital increase resulting from
          the exercise of the options giving a right to
          subscribe for shares, in accordance with the present
          delegation, shall count against the ceiling set forth
          in the resolution number 9 of the present meeting;
          Authority is given for a period of 26 months; and
          authorize the Board of Directors to take all
          necessary measures and accomplish all necessary
          formalities

O.15      Authorize the Board of Directors, to proceed with the   Mgmt       For        *
          allocations free of charge of the Company's existing
          shares or to be issued the preferential shares being
          excluded, in favor of beneficiaries to be chosen from
          the employees and the officers of the Company and its
          subsidiaries, provided that they shall not represent
          more than 1% of the share capital; the nominal amount
          of the capital increases which would be realized in
          accordance with the present delegation, shall count
          against the ceiling set forth in the resolution
          number 9 of the present meeting; Authority is given
          for a period of 38 months; and authorize the Board of
          Directors to take all necessary measures and
          accomplish all necessary formalities

O.16      Authorize the Board of Directors, in substitution of    Mgmt       For        *
          all and any earlier authorities, to reduce the share
          capital by canceling the Company's self detained
          shares, in connection with a Stock Repurchase Plan,
          provided that the total number of shares cancelled in
          the 24 months does not exceed 10% of the share
          capital; Authority is given for a period of 26
          months; and authorize the Board of Directors to take
          all necessary measures and accomplish all necessary

O.17      Grant all powers to the bearer of a copy or an          Mgmt       For        *
          extract of the minutes of this meeting in order to
          accomplish all formalities, filings and registration
          prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN     BALLOT SHARES   SHARES ON LOAN     VOTE DATE   DATE CONFIRMED
812256                  55P            29134              0           04/29/05       04/29/05

SAP AG SYSTEME ANWENDUNGEN PRODUKTE IN DER DATENVE

        SECURITY D66992104             MEETING TYPE  Ordinary General Meeting
    TICKER SYMBOL                      MEETING DATE  05/12/05
           ISIN DE0007164600               AGENDA 700679345 - Management

                                                                                  FOR/AGAINST
ITEM                             PROPOSAL                         TYPE     VOTE    MANAGEMENT
1.        Receive the financial statements and annual report      Mgmt      For       *
          for the FY 2004 with the report of the Supervisory
          Board, the Group financial statements and Group
          annual report

2.        Approve the appropriation of the distribution of the    Mgmt      For       *
          profit of EUR 1,351,306,0 27.78 as follows: payment
          of a divided EUR 1.10 per entitled share the
          remainder shall be carried forward ex-dividend and
          payable date 13 MAY 2005

3.        Ratify the acts of the board of Managing Directors      Mgmt      For       *

4.        Ratify the acts of the Supervisory Board                Mgmt      For       *

5.        Appoint KPMG Deutsche Treuhand-Gesellschaft AG,         Mgmt      For       *
          Frankfurt/Berlin as the Auditors for the FY 2005

6.        Elect Dr. Erhard Schipporeit as Officer for the         Mgmt      For       *
          Supervisory Board

7.        Amend the Article of Association as follows: Section    Mgmt      For       *
          4(1), the increase of the share capital to EUR
          316,003,600 due to converted and option rights having
          been exercised Section 4(5), regarding the revocation
          of the contingent capital IIa Section4(7), regarding
          the reduction of the contingent capital III a to EUR
          9,384,974

8.        Amend Section 1(1) of the Article of Association        Mgmt      For       *
          regarding the Company's name being changed to SAP AG

9.        Amend the Articles of Association in connection with    Mgmt      For       *
          the new German Law on Corporate Integrity and
          Modernization of the right to set aside resolutions
          of shareholders meetings as follows: Section 3
          regarding announcements of the Company being
          published in the Electronic Federal Gazette or on the
          Company's website; Section 17(3), regarding
          shareholders' meetings being convened no later than
          30 days prior to the day by which shareholders are
          required to register to attend the shareholders
          meeting; Section 18, regarding shareholders intending
          to attend the shareholders' meeting being obliged to
          register 7 days prior to the shareholders meeting and
          to providea proof in German or English of their
          entitlement to attend the shareholders meeting or to
          exercise their voting rights, Section20(2), regarding
          the Chairman of the shareholders meeting being
          authorized to limit the time for questions and
          answers at shareholders meetings

10.       Approve to renovate the authorized capital, creation    Mgmt     For        *
          of new authorized capital and the correspondence
          amendments to the Articles of Association; the
          existing authorized capital I and II shall be
          revoked; authorize the Board of Managing Directors
          with the consent of the Supervisory Board, to
          increase the share capital by up to EUR 60,000,000
          through the issue of new voting ordinary shares
          against payment in cash, on or before 11 MAY 2010
          authorized capital I; shareholders shall be granted
          subscription rights except for residual amounts;
          authorize the Board of Managing Directors with the
          consent of the Supervisory Board, to increase the
          share capital by up to EUR 60,000,000 through the
          issue of new voting ordinary shares against payment
          in cash, on or before 11 MAY 2010 authorized capital
          I; shareholders subscription rights may be excluded
          for the residual amounts, for a capital increase of
          up to 10% of the share capital against cash payment
          if the shares are issued at a price not materially
          below their market price and of the issue of shares
          against payment in kind

11.       Authorize the Board of Managing Directors to acquire    Mgmt     For        *
          shares of the Company of up to EUR 30,000,000 through
          the stock exchange at a price neither more than 10%;
          above nor more than 20% below, the market price of
          the shares, or by way of repurchase offer at a price
          not deviating more than 20%, from the market price of
          the shares, on or before 31 OCT 2006; authorize the
          Board of Managing Directors to sell the shares on the
          stock exchange and to offer them the shareholder for
          subscription; the Board shall be authorized to
          dispose of the shares in another manner if they are
          sold at a price not materially below their market
          price, to use the shares for acquisition proposes or
          within the scope of the Company Stock Option and Long
          Term Incentive Plans and to retire the shares retire
          the shares

12.       Authorize the Board of Managing Directors to use call   Mgmt     For        *
          and put options for the purpose of the acquisition of
          own shares as per item 11 entitled to vote are those
          shareholders whose shares are blocked with us from 04
          MAY 2005, until the close of the meeting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER  CUSTODIAN   BALLOT SHARES   SHARES ON LOAN   VOTE DATE     DATE CONFIRMED
812256             55P            0               0          04/28/05         04/28/05
812256             55P         7800               0          04/28/05         04/28/05

SCOTTISH & NEWCASTLE PLC

        SECURITY G79269117             MEETING TYPE  Annual General Meeting
    TICKER SYMBOL                      MEETING DATE  04/28/05
            ISIN GB0007839698              AGENDA 700675828 - Management

                                                                                  FOR/AGAINST
ITEM                             PROPOSAL                         TYPE     VOTE    MANAGEMENT
1.        Adopt the report of the Directors and the accounts      Mgmt      For        *
          for the year to 31 DEC 2004

2.        Adopt the Directors' remuneration report                Mgmt      For        *

3.        Declare a dividend                                      Mgmt      For        *

4.        Re-appoint Dr. N.C. Bain as a Director                  Mgmt      For        *

5.        Re-appoint Sir Ian Robinson as a Director               Mgmt      For        *

6.           Re-appoint Mr. H.V.L Therman as a Director                                               Mgmt         For          *

7.           Re-appoint Ernst & Young LLP as the Auditors                                             Mgmt         For          *

8.           Authorize the Board to set the remuneration of the Auditors                              Mgmt         For          *

9.           Approve that, in substitution for all exiting authorities, the authority                 Mgmt         For          *
             conferred on the Directors by the Article 11(C)(1) of the Company's Articles
             of Association in relation to the allotment of relevant securities up to a nominal amount, as specified as the Section 80 amount, be exercisable for the period ending on the date of the next AGM or on 27 JUL 2006, whichever is the earlier, and for such period the Section 80 Amount shall be GBP 34,000,000

S.10         Approve that, subject to the passing of Resolution 9, the power conferred on             Mgmt         For          *
             the Directors by Article 11(C)(2) of the Company's Articles of Association in
             relation to the allotment of equity securities wholly for cash in connection with a rights issue, and also up to a nominal amount, specified as the Section
             89 Amount, be exercisable for the period ending on the date of the next AGM or on 27 JUL 2006, which ever is the earlier, and for such period the Section 89
             Amount be GBP 8,900,000; the sale of treasury shares for cash shall be treated as an allotment of equity securities for the purpose of Article 11(C)(2) and the disapplication of pre-emption rights in this Resolution 10 shall extend to sale of treasury shares for cash

S.11         Authorize the Company, for the purpose of Section 166 of the Companies Act               Mgmt         For          *
             1985, to make market purchases Section 163 of that Act of up to 89,000,000 ordinary shares of 20p each in the capital of the Company, at a minimum price equal to the nominal value and not more than 105% of the average of the middle market quotations of the Company's shares as derived from the London Stock
             Exchange Daily Official List, over the previous 5 business days;  Authority expires the earlier of the conclusion of the next AGM of the Company or 27 JUL
             2006; in relation to the purchase of shares the contract for which was concluded before the expiring of such authority and which may be executed wholly or partly after such expiry unless such authority is renewed prior to such time

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER          CUSTODIAN      BALLOT SHARES      SHARES ON LOAN      VOTE DATE       DATE CONFIRMED
812256                    55P             178600                0             04/18/05          04/18/05

SECURITAS AB

        SECURITY  W7912C118            MEETING TYPE  Annual General Meeting
   TICKER SYMBOL                       MEETING DATE  04/07/05
            ISIN  SE0000163594             AGENDA    700653745 - Management

                                                                                                                       FOR/AGAINST
ITEM                                     PROPOSAL                                                 TYPE        VOTE      MANAGEMENT
1.           Opening of the meeting                                                               Mgmt

2.           Elect Mr. Melker Schorling as the Chairman of the AGM                                Mgmt

3.           Approve the voting list                                                              Mgmt

4.           Approve the agenda                                                                   Mgmt

5.           Elect 1 or 2 person(s) to approve the minutes                                        Mgmt

6.           Approve to determine the compliance with the rules of convocation
                                                                                                  Mgmt

7.           Approve the Managing Director's report                                               Mgmt

8.           Receive the annual report and the Auditor's report and the                           Mgmt
             consolidated financial statements and the Group Auditor's
             report

9.a          Adopt the statement of income and the balance sheet and the                          Mgmt
             consolidated statement of income and the consolidated balance sheet as per 31 DEC 2004

9.b          Declare a dividend of SEK 3.00 per share                                             Mgmt

9.c          Approve 12 APR 2005 as the record date for dividend                                  Mgmt

9.d          Grant discharge to the Board of Directors and the Managing Director from             Mgmt
             liability for the FY 2004

10.          Approve the fix the number of Board Members at 9 with no Deputy Members              Mgmt

11.          Approve the fee of the Board Members at SEK 3,950,000 in total                       Mgmt
             excluding fees for Committee work to be distributed between the Board Members as follows: the Chairman shall receive SEK
             900,000, the Deputy Chairman shall receive SEK 650,000 and each of the other Directors, except the Managing Director, shall receive
             SEK 400,000

12.          Re-elect Mr. Thomas Berglund, Mr. Annika Falkengren, Mr. Carl                        Mgmt
             Douglas, Mr. Gustaf Douglas, Mr. Berthold Lindqvist, Mr.
             Fredrik Palmstierna and Mr. Melker Schorling as the Board Members
             and elect Mr. Stuart E. Graham and Mr. Sofia Schorling as the new
             Board embers until the AGM 2006

13.          PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL:                         Shr
             Re-elect Messrs. Gustaf Douglas, Melker Schorling, Marianne
             Nilshon (Robur) and Annika Andersson as the Members of the
             Nomination Committee

14.          Approve that: i) Securitas AB makes an offer to all employees in the                 Mgmt
             Securitas Group, and to the extent possible at a reasonable cost in the opinion of the Board of Directors, also to other shareholders in Invest Co no longer employed in the Securitas Group, to acquire there shares in
             Invest Co, or alternatively, their instruments issued under the parallel programmes, however that those participating in the programme through the
             FCPE Structure in employees in countries where the offer is subject to prospectus requirements shall not be comprised in the offer; ii) that for each share in Invest Co, or alternatively, each instrument under the parallel programmes, payment, corresponding to the market value determine by an independent valuer, shall be made in cash; iii) and that Securitas
             AB shall repurchase, to the extent the Board of Directors considers appropriate, all or parts of the convertible bonds held by Invest Co due to the programme, at par value including accrued interest; and iv) that
             Securit as AB, in its capacity as shareholder of Invest Co, shall participate in a redemption of shares in Invest Co for shareholders who so desire, on the same financial conditions as the offer to sell shares in
             Invest Co to Securitas AB

15.          Closing of the meeting                                                               Mgmt

ACCOUNT NUMBER       CUSTODIAN      BALLOT SHARES           SHARES ON LOAN        VOTE DATE        DATE CONFIRMED
812256                 55P             79000                     0

SECURITAS AB

                    SECURITY  W7912C118    MEETING TYPE  Annual General Meeting
               TICKER SYMBOL               MEETING DATE  04/07/05
                        ISIN  SE0000163594    AGENDA     700655535 - Management

                                                                                                                      FOR/AGAINST
ITEM                                      PROPOSAL                                               TYPE         VOTE     MANAGEMENT
1.           Opening of the meeting                                                            Non-Voting

2.           Elect Mr. Melker Schorling as the Chairman of the AGM                             Non-Voting

3.           Approve the voting list                                                           Non-Voting

4.           Approve the agenda                                                                Non-Voting

5.           Elect 1 or 2 person(s) to approve the minutes                                     Non-Voting

6.           Approve to determine the compliance with the rules of convocation                 Non-Voting

7.           Approve the Managing Director's report                                            Non-Voting

8.           Receive the annual report and the Auditor's report and the                        Non-Voting
             consolidated financial statements and the Group
             Auditor's report

9.a          Adopt the statement of income and the balance sheet and the                          Mgmt
             consolidated statement of income and the consolidated balance sheet as per 31 DEC 2004

9.b          Declare a dividend of SEK 3.00 per share                                             Mgmt

9.c          Approve 12 APR 2005 as the record date for dividend                                  Mgmt

9.d          Grant discharge to the Board of Directors and the Managing Director from             Mgmt
             liability for the FY 2004

10.          Approve the fix the number of Board Members at 9 with no Deputy Members              Mgmt

11.          Approve the fee of the Board Members at SEK 3,950,000 in total excluding             Mgmt
             fees for Committee work to be distributed between the Board Members as follows: the Chairman shall receive SEK 900,000, the Deputy
             Chairman shall receive SEK 650,000 and each of the other Directors
             Except the Managing Director, shall receive SEK 400,000

12.          Re-elect Mr. Thomas Berglund, Mr. Annika Falkengren, Mr. Carl                        Mgmt
             Douglas, Mr. Gustaf Douglas, Mr. Berthold Lindqvist, Mr.
             Fredrik Palmstierna and Mr. Melker Schorling as the Board Members
             and elect Mr. Stuart E. Graham and Mr. Sofia Schorling as the new
             Board Members until the AGM 2006

13.          PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL:                         Shr
             Re-elect Messrs. Gustaf Douglas, Melker Schorling, Marianne
             Nilshon (Robur) and Annika Andersson as the Members of the
             Nomination Committee

14.          Approve that: i) Securitas AB makes an offer to all employees in the                 Mgmt
             Securitas Group, and to the extent possible at a reasonable cost in the opinion of the Board of Directors, also to other shareholders in Invest Co no longer employed in the Securitas Group, to acquire there shares in
             Invest Co, or alternatively, their instruments issued under the parallel programmes, however that those participating in the programme through the
             FCPE Structure in employees in countries where the offer is subject to prospectus requirements shall not be comprised in the offer; ii) that for each share in Invest Co, or alternatively, each instrument under the parallel programmes, payment, corresponding to the market value determine by an independent valuer, shall be made in cash; iii) and that Securitas AB shall repurchase, to the extent the Board of Directors considers appropriate, all or parts of the convertible bonds held by Invest Co due to the programme, at par value including accrued interest; and iv) that Securit as AB, in its capacity as shareholder of Invest Co, shall participate in a redemption of shares in Invest Co for shareholders who so desire, on the same financial conditions as the offer to sell shares in Invest Co to
             Securitas AB

15.          Closing of the meeting                                                            Non-Voting

ACCOUNT NUMBER       CUSTODIAN         BALLOT SHARES    SHARES ON LOAN    VOTE DATE     DATE CONFIRMED
   812256               55P               79000               0

SECURITAS AB

          SECURITY  W7912C118            MEETING TYPE  Annual General Meeting
     TICKER SYMBOL                       MEETING DATE  04/07/05
              ISIN  SE0000163594           AGENDA      700662035 - Management

                                                                                                                        FOR/AGAINST
ITEM                                          PROPOSAL                                        TYPE            VOTE      MANAGEMENT
1.           Opening of the meeting                                                           Mgmt           Abstain         *

2.           Elect Mr. Melker Schorling as the Chairman of the AGM                            Mgmt           Abstain         *

3.           Approve the voting list                                                          Mgmt           Abstain         *

4.           Approve the agenda                                                               Mgmt           Abstain         *

5.           Elect 1 or 2 person(s) to approve the minutes                                    Mgmt           Abstain         *

6.           Approve to determine the compliance with the rules of convocation                Mgmt           Abstain         *

7.           Approve the Managing Director's report                                           Mgmt           Abstain         *

8.           Receive the annual report and the Auditor's report and the                       Mgmt           Abstain         *
             consolidated financial statements and the Group
             Auditor's report

9.a          Adopt the statement of income and the balance sheet and the consolidated         Mgmt           Abstain         *
             statement of income and the consolidated balance sheet as per 31 DEC 2004

9.b          Declare a dividend of SEK 3.00 per share                                         Mgmt           Abstain         *

9.c          Approve 12 APR 2005 as the record date for dividend                              Mgmt           Abstain         *

9.d          Grant discharge to the Board of Directors and the Managing Director from         Mgmt           Abstain         *
             liability for the FY 2004

10.          Approve the fix the number of Board Members at 9 with no Deputy Members          Mgmt           Abstain         *

11.          Approve the fee of the Board Members at SEK 3,950,000 in total excluding         Mgmt           Abstain         *
             fees for Committee work to be distributed between the Board Members as follows: the Chairman shall receive SEK 900,000, the Deputy
             Chairman shall receive SEK 650,000 and each of the other Directors
             Except the Managing Director, shall receive SEK 400,000

12.          Re-elect Mr. Thomas Berglund, Mr. Annika Falkengren, Mr. Carl Douglas, Mr.       Mgmt           Abstain         *
             Gustaf Douglas, Mr. Berthold Lindqvist, Mr. Fredrik Palmstierna and Mr.
             Melker Schorling as the Board Members and elect Mr. Stuart E. Graham and
             Mr. Sofia Schorling as the new Board Members until the AGM 2006

13.          PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL: Re-elect             Shr           Abstain         *
             Messrs. Gustaf Douglas, Melker Schorling, Marianne Nilshon (Robur) and
             Annika Andersson as the Members of the Nomination Committee

14.          Approve that: i) Securitas AB makes an offer to all employees in the             Mgmt           Abstain         *
             Securitas Group, and to the extent possible at a reasonable cost in the opinion of the Board of Directors, also to other shareholders in Invest Co no longer employed in the Securitas Group, to acquire there shares in
             Invest Co, or alternatively, their instruments issued under the parallel programmes, however that those participating in the programme through the
             FCPE Structure in employees in countries where the offer is subject to prospectus requirements shall not be comprised in the offer; ii) that for each share in Invest Co, or alternatively, each instrument under the parallel programmes, payment, corresponding to the market value determine by an independent valuer, shall be made in cash; iii) and that Securitas AB shall repurchase, to the extent the Board of Directors considers appropriate, all or parts of the convertible bonds held by Invest Co due to the programme, at par value including accrued interest; and iv) that
             Securit as AB, in its capacity as shareholder of Invest Co, shall participate in a redemption of
             shares in Invest Co for shareholders who so desire, on the same financial conditions as the offer to sell shares in Invest Co to Securitas AB

15.          Closing of the meeting                                                           Mgmt           Abstain         *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256              55P           79000             0           03/18/05       03/18/05

SEINO TRANSPORTATION CO LTD

          SECURITY  J70316138           MEETING TYPE     Annual General Meeting
     TICKER SYMBOL                      MEETING DATE     06/24/05
              ISIN  JP3415400005           AGENDA        700739343 - Management

                                                                                                                       FOR/AGAINST
ITEM                                    PROPOSAL                                                  TYPE       VOTE       MANAGEMENT
1            Approve Allocation of Income, Including the Following Dividends: Interim             Mgmt        For          *
             JY 0, Final JY 11, Special JY 0

2            Approve Stock-Swap Acquisition of Toyota Corolla Gifu, Gifu Hino Motor,              Mgmt        For          *
             Netz Toyota Gifu and Netz Toyota Centro Gifu

3            Approve Corporate Split Agreement                                                    Mgmt        For          *

4            Approve Issuance of Warrants Pursuant to Adoption of Trust-Type                      Mgmt      Against        *
             Shareholder Rights Plan (Poison Pill)

5            Amend Articles to: Expand Business Lines - Increase Authorized Capital -             Mgmt      Against        *
             Reduce Maximum Board Size - Change Company Name to Seino Holdings Co. -
             Reduce Directors' Term in Office - Limit Directors' Legal Liability

6.1          Elect Director                                                                       Mgmt        For          *

6.2          Elect Director                                                                       Mgmt        For          *

6.3          Elect Director                                                                       Mgmt        For          *

6.4          Elect Director                                                                       Mgmt        For          *

6.5          Elect Director                                                                       Mgmt        For          *

6.6          Elect Director                                                                       Mgmt        For          *

6.7          Elect Director                                                                       Mgmt        For          *

6.8          Elect Director                                                                       Mgmt        For          *

6.9          Elect Director                                                                       Mgmt        For          *

6.10         Elect Director                                                                       Mgmt        For          *

6.11         Elect Director                                                                       Mgmt        For          *

6.12         Elect Director                                                                       Mgmt        For          *

6.13         Elect Director                                                                       Mgmt        For          *

6.14         Elect Director                                                                       Mgmt        For          *

6.15         Elect Director                                                                       Mgmt        For          *

6.16         Elect Director                                                                       Mgmt        For          *

6.17         Elect Director                                                                       Mgmt        For          *

6.18         Elect Director                                                                       Mgmt        For          *

6.19         Elect Director                                                                       Mgmt        For          *

6.20         Elect Director                                                                       Mgmt        For          *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256               55P         55000             0            06/13/05        06/13/05

SHELL TRANS & TRADING PLC

          SECURITY 822703104          MEETING TYPE  Ordinary General Meeting
     TICKER SYMBOL                    MEETING DATE  06/28/05
              ISIN GB0008034141          AGENDA     700732010 - Management

                                                                                                                        FOR/AGAINST
ITEM                                          PROPOSAL                                            TYPE         VOTE      MANAGEMENT
1.           Adopt the Company's annual accounts for the FYE 31 DEC 2004 together with            Mgmt          For          *
             the last Directors' report and the Auditors' report on those accounts and the auditable part of the remuneration report

2.           Approve the remuneration report for the YE 31 DEC 2004                               Mgmt          For          *

3.           Elect Mr. Peter Voser as a Director                                                  Mgmt          For          *

4.           Re-elect Sir Peter Job as a Director retiring by rotation                            Mgmt          For          *

5.           Re-elect Mr. Lord Oxburgh as a Director retiring by virtue of age                    Mgmt          For          *

6.           Re-appoint PricewaterhouseCoopers LLP as the Auditors of theCompany                  Mgmt          For          *

7.           Authorize the Board to settle the remuneration of the Auditors of the                Mgmt          For          *
             Company

S.8          Authorize the Company, to make market purchases as specified in Section 163          Mgmt          For          *
             of the Companies Act 1985 of up to 480,000,000 ordinary shares of 25p each in the capital of the Company, at aminimum price of 25p and not more than
             5% above the average of the middle market quotations for such shares derived from the London Stock Exchange Daily Official List, for the 5
             business days preceding the date of purchase; Authority expires the earlier of the conclusion of the AGM of the Company in 2006 or 30 JUN 2006; the
             Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

9.           Approve the Long-Term Incentive Plan LLTP to be constituted by the draft             Mgmt          For          *
             rules produced to the meeting and, for the purpose of identification, initialed by the Chairman subject to such modification as the Directors may consider necessary or desirable to take account of any applicable statutory or regulatory requirements or prevailing practice and that subject to the requisite majority of shareholders of Royal Dutch Petroleum Company the
             LTIP, authorize the Directors to take all the actions that they consider necessary, desirable or expedient (1) to implement and establish the LTIP and (2) to implement and establish further Plans based on the LTIP modified to take account of local tax, exchange controls or Securities Laws in overseas territories, provided that any shares made available under such further Plans are treated as counting against any limits on individual or overall participation under the LTIP

10.          Approve the Deferred Bonus Plan  DBP  to be constituted by the draft rules           Mgmt          For          *
             produced to the meeting and, for the purpose of identification, initialed by the Chairman subject to such modification as the Directors may consider necessary or desirable to take account of any applicable statutory or regulatory requirements or prevailing practice and that subject to the requisite majority of shareholders of Royal Dutch Petroleum Company the
             DBP, authorize the Directors to take all the actions that they consider necessary, desirable or expedient (1) to implement and establish the DBP and (2) to implement and establish further Plans based on the DBP modified to take account of local tax, exchange controls or Securities Laws in overseas territories, provided that any shares made available under such further Plans are treated as counting against any limits on individual or overall participation under the DBP

11.          Approve the Restricted Share Plan  RSP  to be constituted by the draft               Mgmt          For          *
             rules produced to the meeting and, for the purpose of identification, initialed by the Chairman subject to such modification as the Directors may consider necessary or desirable to take account of any applicable statutory or regulatory requirements or prevailing practice and that subject to the requisite majority of shareholders of Royal Dutch Petroleum Company the
             RSP, authorize the Directors to take all the actions that they consider necessary, desirable or expedient (1) to implement and establish the RSP and (2) to implement and establish further Plans based on the RSP modified to take account of local tax, exchange controls or Securities Laws in overseas territories, provided that any shares made available under such further Plans are treated as counting against any limits on individual or overall participation under the RSP

* MANAGEMENT POSITION UNKNOWN


ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256               55P         203600             0           06/17/05        06/17/05

SHELL TRANS & TRADING PLC

          SECURITY  822703104         MEETING TYPE    Court Meeting
     TICKER SYMBOL                    MEETING DATE    06/28/05
              ISIN  GB0008034141         AGENDA       700728617 - Management

                                                                                                                        FOR/AGAINST
ITEM                                      PROPOSAL                                                TYPE        VOTE       MANAGEMENT
 1.          Approve a scheme of arrangement pursuant to Section 425 of the Companies             Mgmt         For           *
             Act 1985 proposed to be made between the "Shell" Transport and Trading
             Company, Plc  the "Company"  and the holders of the Scheme Shares

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256              55P          203600             0           06/17/05       06/17/05

SHELL TRANS & TRADING PLC

        SECURITY  822703104          MEETING TYPE  ExtraOrdinary General Meeting
   TICKER SYMBOL                     MEETING DATE  06/28/05
            ISIN  GB0008034141          AGENDA     700728922 - Management

                                                                                                                        FOR/AGAINST
ITEM                                   PROPOSAL                                                   TYPE        VOTE       MANAGEMENT
S.1          Approve the capital of the Company be reduced by cancelling and                      Mgmt         For           *
             extinguishing all the first preference shares of GBP 1 each in the capital of the Company the First Preference Shares, in
             consideration for which there shall be repaid to the holders of such first preference shares, whose names appear on the register of members as such at the dose of business on the day preceding the effective date of the said reduction of capital, an amount per first preference share calculated as the aggregate of the capital paid up on such share together with: (A) a premium being the amount, if any, of the excess over the capital paid up thereon of the average of the means of the daily quotations of such share published in the Stock Exchange Daily Official List during the 6 months immediately preceding the relevant date the relevant date being the date determined in accordance with Article 5(3) of the
             Articles of Association of the Company after deducting from the mean on each day an amount equal to all unpaid arrears of the fixed dividend thereon whether earned or declared or not down to the last preceding dividend payment date referred to in Article 4(1) of the
             Articles of Association of theCompany save that in respect of any day during the 6 months immediately preceding the relevant date for which no quotations for such share were published in the Stock
             Exchange Daily Official List, there shall, for the purposes of this calculation, be substituted the price quoted by data stream, an information service provided by Thomson Financial, in respect of that day); and (B) the fixed dividend thereon down to the date of the repayment of the capital

S.2          Approve that, conditional on the passing of Resolution 1 above, that the             Mgmt         For           *
             capital of the Company be reduced by cancelling and extinguishing all the second preference shares of GBP 1 each in the capital of the Company the second preference shares, in consideration for which there shall be repaid to the holders of such second preference shares, whose names appear on the register of members as such at the close of business on the day preceding the effective date of the said reduction of capital, an amount per second preference share calculated as the aggregate of the capital paid up on such share together with:
             (A) a premium being the amount, if any, of the excess over the capital paid up thereon of the average of the means of the daily quotations of such share published in the Stock Exchange Daily Official List during the 6 months immediately preceding the relevant date the relevant date being the date determined in accordance with. Article 5(3) of the Articles of Association of the
             Company after deducting from the mean oil each day an amount equal to all unpaid arrears of the fixed dividend thereon whether earned or declared or not down to the last preceding dividend payment date referred to in Article 4(1) of the
             Articles of Association of the Company; and (B) the fixed dividend thereon down to the date of the repayment of the capital

S.3          Approve the modification, the addition or the condition subject to the               Mgmt         For           *
             Scheme of arrangement dated 19 MAY 2005 between the Company and the holders of Scheme shares as specified in the Scheme of arrangement, in its original form or imposed by the High Court the Scheme, and authorize the Directors of the Company to take all such action as they consider necessary or appropriate for carrying the Scheme into effect; for the purpose of giving effect to the Scheme in its original form or imposed by the High Court, the issued share capital of the Company be reduced by cancelling and extinguishing all the Scheme shares; approve the forthwith and the contingent reduction of the capital set out in this resolution above taking effect: A) the authorized share capital of the Company shall be increased by: i) the creation of such number of ordinary shares of 25 pence each as shall be equal to the aggregate number of Scheme shares cancelled pursuant to this resolution above less one; and (ii) amend the creation of 1 dividend access share of 25 pence having the rights attaching to it as set out in the Articles of Association of the Company in accordance with this resolution the Dividend Access Share; and B) the Company shall apply the reserve arising as a result of the cancellation of the Scheme Shares in paying up in full at par: i) the ordinary shares of 25 pence each created pursuant to this resolution i) above and such ordinary shares be allotted and issued, credited as fully paid and free from all liens, charges, encumbrances, rights of pre-emption or any other third party rights of any nature whatsoever, to Royal Dutch Shell and/or its nominee(s); and ii) the dividend access share and such dividend access share shall be allotted and issued, credited as fully paid and free from all liens, charges, encumbrances, rights of pre-emption or any other third party rights of any nature whatsoever, to Hill Samuel Offshore Trust Company Limited in its
             capacity, as Trustee of the dividend access Trust; and authorize the
             Directors of the Company, pursuant to and in accordance with Section 80 of the Companies Act, to allot the ordinary shares of 25 pence each created pursuant to this resolution above and the Dividend Access Share, provided that:
             A) this authority shall be without prejudice to any subsisting authority conferred on the Directors of the Company under the said Section 80; B) the maximum number of shares which may be allotted hereunder is the number of shares created pursuant to Paragraph 3.3(A) above; and C) this authority shall expire at the conclusion of the next AGM of the Company after the passing of the resolution; and amend Articles 5 A, 60 A and 168 as new Articles of the Company

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256              55P          203600            0            06/17/05        06/17/05

SHIMACHU CO LTD

          SECURITY  J72122104          MEETING TYPE    Annual General Meeting
     TICKER SYMBOL                     MEETING DATE    11/26/04
              ISIN  JP3356800007          AGENDA       700612179 - Management

                                                                                                                      FOR/AGAINST
ITEM                                 PROPOSAL                                                     TYPE       VOTE      MANAGEMENT
1            Approve Allocation of Income, Including the Following Dividends: Interim             Mgmt        For          *
             JY7.15, Final JY 7.15, Special JY 0

2.1          Elect Director                                                                       Mgmt        For          *

2.2          Elect Director                                                                       Mgmt        For          *

2.3          Elect Director                                                                       Mgmt        For          *

2.4          Elect Director                                                                       Mgmt        For          *

2.5          Elect Director                                                                       Mgmt        For          *

2.6          Elect Director                                                                       Mgmt        For          *

2.7          Elect Director                                                                       Mgmt        For          *

3.1          Appoint Internal Statutory Auditor                                                   Mgmt        For          *

3.2          Appoint Internal Statutory Auditor                                                   Mgmt        For          *

3.3          Appoint Internal Statutory Auditor                                                   Mgmt        For          *

3.4          Appoint Internal Statutory Auditor                                                   Mgmt        For          *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256               55P          15800             0           11/12/04       11/12/04

SHOWA SHELL SEKIYU KK

            SECURITY J75390104         MEETING TYPE   Annual General Meeting
       TICKER SYMBOL                   MEETING DATE   03/30/05
                ISIN JP3366800005         AGENDA      700659468 - Management

                                                                                                                      FOR/AGAINST
ITEM                                         PROPOSAL                                             TYPE        VOTE    MANAGEMENT
1.           Approve the Proposed Appropriation of Profit for the 93rd Period; Final              Mgmt         For         *
             Dividend JY 15

2.1          Elect Mr. Haruyuki Niimi as a Director                                               Mgmt         For         *

2.2          Elect Mr. John S. Mills as a Director                                                Mgmt         For         *

2.3          Elect Mr. Masayoshi Satake as a Director                                             Mgmt         For         *

2.4          Elect Mr. Roy D. Waight as a Director                                                Mgmt         For         *

2.5          Elect Mr. Shigeya Kato as a Director                                                 Mgmt         For         *

2.6          Elect Mr. Yasuo Murayama as a Director                                               Mgmt         For         *

2.7          Elect Mr. H.K.Lim as a Director                                                      Mgmt         For         *

2.8          Elect Mr. Yoshihiko Miyauchi as a Director                                           Mgmt         For         *

2.9          Elect Mr. Mohammad S Alshammari as a Director                                        Mgmt         For         *

3.           Elect Ms. Takako Mori as a Auditor                                                   Mgmt         For         *

4.           Elect Mr. Takuu Kimura as a Auditor Substitute                                       Mgmt         For         *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256              55P          76200             0             03/16/05       03/16/05

SINGAPORE PRESS HOLDINGS LTD

            SECURITY  Y7990F106          MEETING TYPE  Annual General Meeting
       TICKER SYMBOL                     MEETING DATE  12/06/04
                ISIN  SG1P66918738          AGENDA     700616367 - Management

                                                                                                                       FOR/AGAINST
ITEM                                          PROPOSAL                                             TYPE       VOTE      MANAGEMENT
1.            Receive and adopt the Directors report and audited accounts for the FYE 31           Mgmt     No Action       *
              AUG 2004

2.            Declare a final dividend of 10 cents, and a special dividend of 11.25                Mgmt     No Action       *
              cents, per SGD 0.20 share less income tax in respect of the FYE 31 AUG 2004

3.i           Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50,             Mgmt     No Action       *
              Mr. Lim Chin Beng as a Director of the Company until the conclusion next
              AGM of the Company

3.ii          Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50,             Mgmt     No Action       *
              Mr. Lee Ek Tieng as a Director of the Company until the conclusion next
              AGM of the Company

4.i           Re-elect Mr. Cheong Choong Kong as a Director, who retires in accordance             Mgmt     No Action       *
              with the Companys Articles of Association

4.ii          Re-elect Mr. Yeo Ning Hong as a Director, who retires in accordance with             Mgmt     No Action       *
              the Companys Articles of Association

4.iii         Re-elect Mr. Cham Tao Soon as a Director, who retires in accordance with             Mgmt     No Action       *
              the Companys Articles of Association

4.iv          Re-elect Mr. Willie Cheng Jue Hiang as a Director, who retires in                    Mgmt     No Action       *
              accordance with the Companys Articles of Association

5.            Approve the Directors fees of SGD 787,500                                            Mgmt     No Action       *

6.            Appoint the Auditors and authorize the Directors to fix their remuneration           Mgmt     No Action       *

7.            Transact any other business Other

8.i           Authorize the Directors of the Company, pursuant to Section 161 of the               Mgmt     No Action       *
              Companies Act, Chapter 50 and the listing rules of the Singapore Exchange
              Securities Trading Limited  the SGX-ST and subject to the provisions of the Newspaper and Printing Presses Act, Chapter 206, to issue shares in the capital of the Company  Shares  by way of rights, bonus or otherwise and/or make or grant offers, agreements or options  collectively,
              Instruments  that might or would require Shares to be issued including but not limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into Shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit, and issue shares in pursuance of any instrument made or granted by the
              Directors while this resolution was in force, provided that: i) the aggregate number of shares to be issued shall not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro-rata basis to the shareholders of the
              Company does not exceed 20% of the issued share capital of the Company; and
              ii) subject to such manner of calculation as may be prescribed by SGX-ST the percentage of issued share capital shall be based on the Companys issued share capital at the time of passing of this resolution after adjusting for new shares arising from the conversion of convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed and any subsequent consolidation or subdivision of shares; and in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force and the Articles of Association for the time being of the Company;
              Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of theCompany as required by law

8.ii          Authorize the Directors to offer and grant options in accordance with the            Mgmt     No Action       *
              provisions of the Singapore Press Holdings Group (1999) Share Option
              Scheme  the 1999 Scheme  and to allot and issue such shares as may be issued pursuant to the exercise of options under the 1999 Scheme, provided always that the aggregate number of shares to be issued pursuant to the
              1999 Scheme shall not exceed 12% of the issued capital of the Company for the time to time

8.iii         Authorize the Directors of the Company, for the purposes of Sections 76C             Mgmt     No Action       *
              and 76E of the Companies Act, Chapter 50, to purchase or otherwise acquire issued ordinary shares of SGD 0.20 each fully paid in the capital of the
              Company  OrdinaryShares, through market purchases on the SGX-ST transacted through the Central Limit Order Book trading system, and/or off-market purchases in accordance with any equal access scheme(s), and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, not exceeding in aggregate the prescribed limit at such price or prices as may be determined by the
              Directors from time and time up to 105% of the average closing price of the shares on the SGX-ST on the previous 5 trading days, and authorize the
              Directors and/or any of them to do all such acts and things including executing such documents as may be required as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution; Authority expires the earlier of the next AGM of the Company or the date of the next AGM of the Company as required by the law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
    812256             55P          137500             0            11/24/04       11/24/04

SKANDIA INSURANCE AB

            SECURITY W80217107           MEETING TYPE   Annual General Meeting
       TICKER SYMBOL                     MEETING DATE   04/14/05
                ISIN SE0000113094           AGENDA      700663671 - Management

                                                                                                                        FOR/AGAINST
ITEM                                          PROPOSAL                                            TYPE      VOTE         MANAGEMENT
1.           Opening of the meeting Mgmt For *

2.           Elect Mr. Karl-Erik Danielsson, Attorney at Law, as a Chairman to preside            Mgmt       For             *
             over the meeting

3.           Approve of the agenda                                                                Mgmt       For             *

4.           Elect a person to check and sign the minutes together with the Chairman              Mgmt       For             *

5.           Approve the voting list                                                              Mgmt       For             *

6.           Approve whether the meeting has been properly called                                 Mgmt       For             *

7.           Acknowledge the address by Mr. Bernt Magnusson, Chairman of the                      Mgmt       For             *
             Board, and approve the report on the work of the Board
             and the Compensation Committee

8.           Acknowledge the address by Mr. Bjorn Bjonsson, Vice Chairman of the Board,           Mgmt       For             *
             and approve report on the work of the Audit Committee

9.           Acknowledge the address by Mr. Hans-Erik Andersson, President and CEO of             Mgmt       For             *
             Skandia Insurance AB

10.          Approve the question and answer session                                              Mgmt       For             *

11.          Receive the annual report and the consolidated accounts for2004                      Mgmt       For             *

12.          Receive the audit report and the consolidated audit report for 2004, and             Mgmt       For             *
             report on the work of the Auditors

13.          Approve the profit and loss account and balance sheet and the                        Mgmt       For             *
             consolidated profit and loss account and the
             consolidated balance sheet for 2004

14.          Approve the appropriation of the Company's profit in accordance                      Mgmt       For             *
             with the adopted balance sheet, and the record date for
             payment of a dividend

15.          Approve whether to discharge the Directors and the President from                    Mgmt       For             *
             liability for their administration during the FY 2004

16.          Approve the report on the work of the Nominating Committee                           Mgmt       For             *

17.          Approve to pay the Chairman SEK 1,000,000, the Vice Chairman SEK                     Mgmt       For             *
             600,000, and the other Directors SEK 300,000 each; in addition, a total of SEK 700,000 shall be paid for Committee work, of which SEK 250,000 to each of the Chairmen of the Compensation Committee and the Audit
             Committee, and SEK 50,000 to each of the other Directors serving on the respective Committees; further, an extra fee to the Chairman of the Board and Vice Chairman of the Board, together totaling SEK
             500,000; all fees are unchanged with exception for the extra fee, which is proposed to be halved; where applicable, Directors fees for work on Subsidiary Boards will be paid; no fee shall be paid to
             Directors who are employees of the Skandia group

18.          Elect 8 Directors                                                                    Mgmt       For             *

19.          Re-elect Messrs. Lennart Jeansson, Birgitta Johansson-Hedberg,                       Mgmt       For             *
             Kajsa LindstAh l, Anders Ullberg and Christer Gardellas the
             Directors until 2006 AGM

20.          Approve the Auditors' fees                                                           Mgmt       For             *

21.          Elect two Auditors and alternate Auditors                                            Mgmt       For             *

22.          Re-elect Mr. Svante Forsberg and Mr. Goran Engquist, authorised
             Public Mgmt For * Accountants at Deloitte, as the Auditors

23.1         Acknowledge the information on investigations                                        Mgmt       For             *

23.2A        Approve the settlement agreement reached on 31 JAN 2005 between the Company          Mgmt       For             *
             and Dr. Lars Ramqvist, with the main purport that Dr. Lars Ramqvist will repay to the Company the Director's fees he received in 2000 and 2001, altogether totalling SEK 2,216,667, after which all matters between the parties with respect to this issue will be conclusively settled; approve to assign the Board to initiate a lawsuit against Dr. Lars Ramqvist seeking damages

23.2B        PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL: Approve that            Shr       Against         *
             the AGM resolves to assign the Board to initiate a lawsuit against Dr. Lars
             Ramqvist seeking damages

24.1         PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL: Approve a new,          Shr       Against         *
             independent investigation into the entire bonus debacle and a revision of the current compensation system

24.2         PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS PROPOSAL: Approve the             Shr       Against         *
             greed test for Directors

25.          Closing of the AGM                                                                   Mgmt       For            *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256              55P           225000            0            03/24/05       03/24/05

SODEXHO ALLIANCE SA, MONTIGNY-LE-BRETONNEUX

            SECURITY  F84941123           MEETING TYPE  Ordinary General Meeting
       TICKER SYMBOL                      MEETING DATE  02/08/05
                ISIN  FR0000121220           AGENDA     700631888 - Management

                                                                                                                        FOR/AGAINST
ITEM                                  PROPOSAL                                               TYPE           VOTE         MANAGEMENT
 1.     Acknowledge the reports of the Board of Directors and the Auditors and               Mgmt         No Action          *
        approve the financial statements for the 2003-2004 FY, as well as the consolidated financial statements, showing a net profit
        Group share of EUR 183,000,000.00; and grant permanent discharge to the Directors for the performace of their duties during the said FY

 2.     Approve the appropriation of the: profits for the FY of EUR 87,490,294.00,           Mgmt         No Action          *
        increased by the prior retained earnings of EUR 686,229,882.35 total: EUR
        773,720,176.35 as follows: legal reserve: EUR 1,939.00; global dividend:
        EUR 111,318,489.10; carry forward account: EUR 662,399,748.25 and the shareholders will receive a net dividend of EUR 0.70 per share; this dividend will be paid on 04 MAR 2005 in accordance with the provisions of the law

 3.     Acknowledge the special report of the Auditors on the related-party                  Mgmt         No Action          *
        agreements governed by Article L.225-38 of the French Commercial Law and
        approve these agreements

 4.     Authorize the Board of Directors to trade the Company's shares on the                Mgmt         No Action          *
        stock exchange, notably in view of adjusting their price as per the following conditions: maximum purchase price: EUR 40.00, maximum number of shares to be traded: 10% of the Company capital; Authority expires at the end of 18 months; to take all necessary measures and accomplish all necessary formalities; the present delegation  cancels and replaces the delegation given in Resolution Number 4 at the OGM of 03 FEB 2004

 5.     Approve to renew the term of office of Mr. Paul Jeanbart as a Director for           Mgmt         No Action          *
        a period of 3 years

 6.     Approve to renew the term of office of Mr. Francois Perigot as a Director            Mgmt         No Action          *
        for a period of 3 years

 7.     Approve to renew the term of office of Mr. Mark Tompkins as a Director for           Mgmt         No Action          *
        a period of 3 years

 8.     Appoint Mrs. Patricia Bellinger as a Director for a period of 3 years                Mgmt         No Action          *

 9.     Appoint Mr. Robert Baconnier as a Director for a period of 3 years                   Mgmt         No Action          *

 10.    Approve to renew the term of office of Mr. Peter Thompson as a Director              Mgmt         No Action          *
        for a period of 3 years

 11.    Approve to renew the term of office of the cabinet PricewaterhouseCoopers            Mgmt         No Action          *
        1 audit as the Statutory Auditor for a period of 6 years

 12.    Approve to renew the term of office of Mr. Patrick Frotiee as a Deputy               Mgmt         No Action          *
        Auditor for a period of 6 years

 13.    Approve to set an amount of EUR 450,000.00 to be allocated to the                    Mgmt         No Action          *
        Directors as attendance fees

 14.    Grants all powers to the bearer of a copy or an extract of the minutes of            Mgmt         No Action          *
        the present in order to accomplish all deposits and publications which are prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES   SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256              55P          26500              0           01/24/05       01/24/05

STANDARD CHARTERED PLC

           SECURITY G84228157        MEETING TYPE Annual General Meeting
      TICKER SYMBOL                  MEETING DATE 05/05/05
               ISIN GB0004082847        AGENDA     700662819 - Management

                                                                                                                       FOR/AGAINST
ITEM                                      PROPOSAL                                                TYPE     VOTE         MANAGEMENT
1.           Receive the annual report and the accounts for the YE 31 DEC 2004                    Mgmt      For            *

2.           Declare a final dividend of 40.44 US cents per ordinary share for the YE 31          Mgmt      For            *
             DEC 2004

3.           Approve the Directors' remuneration report for the YE 31 DEC 2004                    Mgmt      For            *

4.           Elect Miss V.F. Gooding as a Non-Executive Director by the Board during the          Mgmt      For            *
             year

5.           Elect Mr. O.H.J. Stocken as a Non-Executive Director by the Board during             Mgmt      For            *
             the year

6.           Re-elect Sir C. K. Chow as a Non-Executive Director, who retires by rotation         Mgmt      For            *

7.           Re-elect Mr. Ho KwonPing as a Non-Executive Director, who retires by                 Mgmt      For            *
             rotation

8.           Re-elect Mr. R.H. Meddings as an Executive Director, who retires by rotation         Mgmt      For            *

9.           Re-elect Mr. K.S. Nargolwala as an Executive Director, who retires by                Mgmt      For            *
             rotation

10.          Re-elect Mr. H.E Norton as a Non-Executive Director, who retires by rotation         Mgmt      For            *

11.          Re-appoint KPMG Audit PLC as the Auditor to the Company until the end of             Mgmt      For            *
             next year's AGM

12.          Authorize the Board to set the Auditor's fees                                        Mgmt      For            *

13.          Authorize the Board, as defined in the Companies Act 1985, limited to: a)            Mgmt      For            *
             the allotment of relevant securities up to a total nominal value of USD
             129,701,049 being not greater than 20% of the issued ordinary share capital of the Company as at the date of this resolution b) the allotment  when combined with any allotment made as specified of relevant securities up to a total nominal value of USD 233,412,206 in connection with: i) an offer of relevant securities open for a period decided on by the Board: A) to ordinary shareholders on the register on a particular date excluding any holder holding shares as treasury shares, inproportion as nearly as may be to their existing holdings for this purpose both any holder holding shares as treasury shares and the treasury shares held by him; and B) to people who are registered on a particular date as holders of other classes of equity securities excluding any holder holding shares as treasury shares, if this is required by the rights of those securities or, if the Board considers it appropriate, as permitted by the rights of those securities;
             and so that the Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with fractional entitlements, legal, regulatory or practical problems in, or under  the laws of, any territory or any other matter (ii) a scrip dividend scheme or similar arrangement implemented in accordance with the Articles of Association of the Company; and iii) the issue of or shares in respect of exchangeable securities issued by the Company or any of its subsidiary undertakings prior to the date of this meeting; c) the allotment of relevant securities pursuant to the terms of any existing share scheme of the Company or any of its subsidiary undertakings adopted prior to the date of this meeting; d) in substitution for the authority to allot non-cumulative preference shares of GBP 1.00 each catering preference shares is granted in 2000 the allotment of sterling preference shares up to a total nominal value of GBP 304,715,000; e) on substitution for the authority to allot non-cumulative preference shares of USD 5.00 each dollar
             & preference shares granted in 2001 the allotment of dollar preference shares up to a total nominal value of USD1,498,358,060; and f) in sub stitution for the authority to allotnon-cumulative preference shares of
             EUR 1 .000 each  europreference shares granted in 2000 the allotment of euro preference shares up to a total nominal value of EUR 1,000,000,000,such authoriti es to apply in the case of a) b) and c) for theperiod from 05 MAY
             2005 until the earlier of the end of nextyear's AGM and 04 AUG 2006 and in the case of d ), e) and f)from 05 MAY 2005 to 05 MAY 2010 unless previously cancelledor va ried by the Company in general meeting but, in each suchcase, so that the Com pany may make offers end enter intoagreements during the relevant period which would, or might,require relevant securities to be allotted after the authority endsand the Board may allot relevant securities under any such offeror a greement, as if the authority had not ended

14.          Authorize the Board to allot relevant securities up to a total nominal               Mgmt      For            *
             value of USD 129,701,049 pursuant to paragraph a) of Resolution 13 be extended by the addition of such number of ordinary shares of USD 0.50 each representing the nominal amount of the Company's share capital repurchased by the Company under the authority granted pursuant to Resolution 16

S.15         Approve that, if Resolution 13 is passed as an ordinary resolution, the              Mgmt      For            *
             Board be given power to allot equity securities as defined in the Companies
             Act 1986 for cash under the authority given by that resolution and/or where the allotment constitutes an allotment of equity securities by virtue of
             Section 94(3A ) of the Companies Act 1985, free of the restriction in
             Section 89(1) of the Companies Act 1985, such power to be limited to: a)
             the allotment of equity securities in connection with en offer of equity securities open for a period decided on by the Board: i) to ordinary shareholders on the register on a particular date excluding any holder holding shares as treasury shares, in proportion to their existing holdings
             Ignoring for this purpose both any holder holding shares as treasury shares and the treasury shares held by him; and ii) to people who are registered on a particular date as holders of other classes of equity securities excluding any holder holding shares as treasury shares, if this is required by the rights of those securities or; if the Board considers it appropriate, as permitted by the rights of those securities, and so that the
             Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal fractional entitlements, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and b) the allotment  otherwise than under a) above of equity securities up to a total nominalvalue of USD 32,425,262;  Authority expires to apply from 05MAY 2005 until the of the end of next years AGM and 04 AUG 2006 unless previously cancelled or varied by the Company in general meeting, but during this period the Company may make offers, and enter into agreements, which would, or might, require equity securities to be allotted after the power ends and the Board may allot equity securities under any such offer or agreement as if the power had not ended

S.16         Authorize the Company, generally and without conditions, to make market              Mgmt      For            *
             purchases as defined in the Companies Act 1985 of its ordinary shares of
             USD 0.50 each provided that: a) the Company does not purchase more than
             129,701,049 shares under this authority b) the Company does not pay less for each share than USD 0.50 or the equivalent in the currency in which the purchase is made, calculated by reference to a spot exchange rate for the purchase of US dollars with such other currency as displayed on the appropriate page of the Reuters screen at or around 11.00 am (London time)
             on the business day before the day the Company agrees to buy the shares;
             and c) the Company does not pay more for each share than 5% over the average of the middle market prices of the ordinary shares according to the
             Daily Official list of the London Stock Exchange for the five business days immediately before the date on which the Company to buy the shares;
             Authority expires earlier to apply from 05 MAY 2005 until the the end of next year's AGM and 04 AUG 2006 unless previously cancelled or varied by the Company general meeting, but during

      period the Company may agree to purchase shares where the purchase may not be completed (fully or partly) until after the authority ends and may make a purchase of ordinary shares in accordance with any such agreement as if the authority had not ended

S.17  Authorize the Company, generally and without conditions, to make market             Mgmt     For    *
      purchases as defined in the Companies Act 1985 of up to 328,388 dollar preference shares and up to 195,285,000 starling preference shares provided that: a) the Company does not pay less for each share (before expenses) than the nominal value of the share or the equivalent in the currency in which the purchase is made, calculated by reference to the spot exchange rate for the purchase of the currency in which the relevant share is denominated with such other currency as displayed on the appropriate page of the Reuters screen at or around 11.00 am (London time) on the business day before the day the
      Company agrees to buy the shares; and b) the Company does not pay more: i)
      for each sterling preference share than 25% over the average of the middle market prices of such shares according tothe daily official list of the London
      Stock Exchange for the ten business days immediately before the date on which the Company agrees to buy the shares; and ii) for each dollar preference share before expenses 25% over the average of the middle market prices of suc shares according to the daily official list of the London Stock Exchange for the ten business days immediately before the date on which the Company agrees to buy the shares; Authority expires earlier to apply from 05 MAY 2005 until the end of next year's AGM and 04 AUG 2006 unless previously cancelled or varied by the Company in general meeting, but during this period the Company may agree to purchase shares where the purchase may not be completed (fully or partly) until after the authority ends and may make a purchase of shares in accordance with any such agreement as if the authority had not ended

S.18  Approve to adopt the new Articles of Association of the Company                     Mgmt     For   *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN       BALLOT SHARES      SHARES ON LOAN    VOTE DATE     DATE CONFIRMED
812256               55P               67000                0           04/19/05         04/19/05

SUN HUNG KAI PROPERTIES LTD

    SECURITY Y82594121                 MEETING TYPE Annual General Meeting
  TICKER SYMBOL                        MEETING DATE 12/09/04
    ISIN HK0016000132                  AGENDA 700601974 - Management

ITEM                                           PROPOSAL                                   TYPE     VOTE  FOR/AGAINST
  1.  Receive and approve the report of the Directors and the audited accounts for        Mgmt     For   *
      the YE 30 JUN 2003

  2.  Declare a final dividend                                                            Mgmt     For   *

  3.  Re-elect the Directors and authorize the Board of Directors of the Company to       Mgmt     For   *
      fix their remuneration

  4.  Re-appoint the Auditors and authorize the Board of Directors of the Company to      Mgmt     For   *
      fix their remuneration

  5.  Authorize the Directors of the Company to repurchase shares of the Company          Mgmt     For   *
      during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission of
      Hong Kong and The Stock Exchange of Hong Kong Limited under the Hong
      Kong Code on share repurchases for such purposes, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company;
      Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to beheld by the law

  6.  Authorize  Directors of the Company to allot, issue and deal with
      additional shares in the capital of the Company and make or grant offers,           Mgmt     For   *
      agreements, options and warrants during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the
      Company plus the nominal amount of share capital of the Company repurchased by the
      Company subsequent to the passing of this resolution, otherwise than pursuant to: i) a rights issue; or ii) any option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law

  7.  Authorize the Directors to exercise the powers of the Company referred to in        Mgmt     For   *
      Resolution 6 in respect of the share capital of the Company referred to in
      Resolution 6 of such resolution

S.8   Adopt the Articles of Association of the Company to the exclusion of and in         Mgmt     For   *
      substitution for all the existing Articles of Association of the Company

  9.  Transact any other business Other                                                   Other    For   *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN      BALLOT SHARES    SHARES ON LOAN      VOTE DATE   DATE CONFIRMED
812256                55P              82000               0            11/17/04     11/17/04

SUZUKI MOTOR CORP

    SECURITY J78529138                    MEETING TYPE Annual General Meeting
  TICKER SYMBOL                           MEETING DATE 06/29/05
       ISIN JP3397200001                    AGENDA 700732755 - Management

                                                                                FOR/AGAINST
ITEM                     PROPOSAL                                 TYPE   VOTE   MANAGEMENT
  1.  Approve Appropriation of Profits: Ordinary Dividend JY 4,
        Special Dividend JY 2                                     Mgmt    For        *

2.1   Elect a Director                                            Mgmt    For        *
2.2   Elect a Director                                            Mgmt    For        *

2.3   Elect a Director                                            Mgmt    For        *

2.4   Elect a Director                                            Mgmt    For        *

2.5   Elect a Director                                            Mgmt    For        *

2.6   Elect a Director                                            Mgmt    For        *

2.7   Elect a Director                                            Mgmt    For        *

2.8   Elect a Director                                            Mgmt    For        *

2.9   Elect a Director                                            Mgmt    For        *

2.10  Elect a Director                                            Mgmt    For        *

2.11  Elect a Director                                            Mgmt    For        *

2.12  Elect a Director                                            Mgmt    For        *

2.13  Elect a Director                                            Mgmt    For        *

2.14  Elect a Director                                            Mgmt    For        *

2.15  Elect a Director                                            Mgmt    For        *

2.16  Elect a Director                                            Mgmt    For        *

2.17  Elect a Director                                            Mgmt    For        *

2.18  Elect a Director                                            Mgmt    For        *

2.19  Elect a Director                                            Mgmt    For        *

2.20  Elect a Director                                            Mgmt    For        *

2.21  Elect a Director                                            Mgmt    For        *

2.22  Elect a Director                                            Mgmt    For        *

2.23  Elect a Director                                            Mgmt    For        *

2.24  Elect a Director                                            Mgmt    For        *

2.25  Elect a Director                                            Mgmt    For        *

2.26  Elect a Director                                            Mgmt    For        *

2.27  Elect a Director                                            Mgmt    For        *

2.28  Elect a Director                                            Mgmt    For        *

2.29  Elect a Director                                            Mgmt    For        *

2.30  Elect a Director                                            Mgmt    For        *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN    BALLOT SHARES     SHARES ON LOAN    VOTE DATE   DATE CONFIRMED
812256                 55P          54000                0           06/14/05     06/14/05

TAKEFUJI CORP

    SECURITY J81335101                MEETING TYPE Annual General Meeting
  TICKER SYMBOL                       MEETING DATE 06/29/05
       ISIN JP3463200000                  AGENDA 700761441 - Management

                                                                                                  FOR/AGAINST
ITEM                         PROPOSAL                                                 TYPE  VOTE  MANAGEMENT
1     Approve Allocation of Income, Including the Following Dividends: Interim JY 50, Mgmt   For       *
      Final JY 50, Special JY 0

2     Amend Articles to: Expand Business Lines - Reduce Maximum Board Size -          Mgmt   For       *
      Clarify Director Authorities

3.1   Elect Director                                                                  Mgmt   For       *

3.2   Elect Director                                                                  Mgmt   For       *

3.3   Elect Director                                                                  Mgmt   For       *

3.4   Elect Director                                                                  Mgmt   For       *

3.5   Elect Director                                                                  Mgmt   For       *

3.6   Elect Director                                                                  Mgmt   For       *

3.7   Elect Director                                                                  Mgmt   For       *

3.8   Elect Director                                                                  Mgmt   For       *

3.9   Elect Director                                                                  Mgmt   For       *

3.10  Elect Director                                                                  Mgmt   For       *

4.1   Appoint Internal Statutory Auditor                                              Mgmt   For       *

4.2   Appoint Internal Statutory Auditor                                              Mgmt   For       *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER   CUSTODIAN    BALLOT SHARES   SHARES ON LOAN   VOTE DATE    DATE CONFIRMED
   812256           55P          17000              0          06/20/05      06/20/05

TELEFON AB L.M.ERICSSON

   SECURITY W26049119                 MEETING TYPE ExtraOrdinary General Meeting
 TICKER SYMBOL                        MEETING DATE 08/31/04
     ISIN SE0000108656                   AGENDA 700574634 - Management

                                                                                                        FOR/AGAINST
ITEM                             PROPOSAL                                             TYPE  VOTE        MANAGEMENT
1.    Elect the Chairman of the meeting                                               Mgmt   No Action       *

2.    Approve the preparation and the voting list                                     Mgmt   No Action       *

3.    Approve the agenda of the meeting                                               Mgmt   No Action       *

4.    Approve to determine as to whether the meeting has been announced               Mgmt   No Action       *

5.    Elect two persons to approve the minutes                                        Mgmt   No Action       *

6.    Amend Section 6 in the Articles of Association in accordance with the voting    Mgmt   No Action       *
      right for each share of series B is changed from one thousandth part of one vote to one tenth part of one vote and one share of series B may be converted to one share of series A during the period as specified, by the holders of a special conversion right and the
      Company shall apply for the registration of the conversion once a month during the period; and the issue of the conversion rights to each holder of a share of series A and each share of series A will entitle to one conversion right and each conversion right entitles the holder to convert one share of series B to one share of series on the terms stated in the amendments of 6; and each registered holder for each share of series A, receive a conversion right

7.    Approve the abandonment of shares of the series A and the compensation for      Mgmt   No Action          *
      the difference in the share price between the shares of series A and B should be paid with an amount equaling such difference, compensation should be paid in the shares of series B

8.    Closing of the meeting                                                          Mgmt   No Action          *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN    BALLOT SHARES    SHARES ON LOAN   VOTE DATE   DATE CONFIRMED
   812256            55P          137200               0          08/06/04      08/06/04

TELEFON AB L.M.ERICSSON

    SECURITY W26049119                     MEETING TYPE Annual General Meeting
  TICKER SYMBOL                            MEETING DATE 04/06/05
        ISIN SE0000108656                        AGENDA 700653757 - Management

                                                                                                                FOR/AGAINST
ITEM                                        PROPOSAL                                            TYPE    VOTE    MANAGEMENT
1.    Elect the Chairman of the meeting                                                     Non-Voting

2.    Approve to prepare the voting list                                                    Non-Voting

3.    Approve the agenda of the meeting                                                     Non-Voting

4.    Approve the determine whether the meeting has been properly announced                 Non-Voting

5.    Elect the 2 persons approving the minutes                                             Non-Voting

6.a   Receive the annual report, the Auditors' report, the consolidated accounts and        Non-Voting
      the Auditors' report on the consolidated accounts

6.b   Receive the work of the Board of Directors and its Committees for the past year       Non-Voting

6.c   Approve the President's speech and the shareholders' possible questions to the        Non-Voting
      Board of Directors and the Management

6.d   Receive the audit work during 2004                                                    Non-Voting

7.a   Approve the profit and loss statement and the balance sheet, the consolidated            Mgmt
      profit and loss statement and the consolidatedm balance sheet for the Group

7.b   Grant discharge the liability for the Members of the Board of Directors and the          Mgmt
      President

7.c   Approve the Board of Directors to pay dividend of SEK 0.25 be paid                       Mgmt
      for year Mgmt 2004 and record date as 11 APR 2005 for dividend; VPC
      AB is expected to disburse dividends on 14 APR 2005

8.    Approve the number of Board Members be 9 without any Deputy Board                        Mgmt

9.    Approve to determine the fee payable to the Board of Directors be SEK                    Mgmt
      Mgmt 8,800,000 to de distrusted among the Members not Employed by the
      Company: the Chairman SEK 3,000,000, the Deputy Chairman and the
      other Board Members SEK 600,000 each; the Committee Members receive
      SEK 125,000 for each committee assignment, but the Chairman of the
      Audit Committee receive SEK 250,000 each

10.   Elect Mr. Michael Treschow and Mr. Ulf J. Johansson as the Chairman of the               Mgmt
      Board, Mr. Arne Martensson and MR. Marcus Wallenberg as a Deputy
      Chairman and re-elect Sir. Peter L. Bonfield, Mr. Sverkar Martin-Lof, Ms. Nancy
      McKinstry Eckhard Pfeiffer, Mr. Carl-Henric Svanberg and Ms. Lena Torell as
      the Board Members

11.   Approve the fee to the Auditors be paid on approved account                              Mgmt

12.   Re-elect Messers. Bjorn Svedberg, Bengt Belfrage, Nordea Fonder, Christer                Mgmt
      Mgmt Elmehagen, AMF Pension and Michael Treschow as the Chairman of the
      Committee and elect Messers. Curt Kallstromer, Handelsbankens
      Pensionsstiftelse, Pensionskassa and Personalstiftelse as the
      Members of the Nomination Committee untel the end of the AGM in
      2006; the Nomination Committee proposes no fee be paid to the
      Committee Members and the assignment of the Committee shall cover the specified proposals

13.a  Approve the Board of Directors, to implement the Long Term Incentive                     Mgmt
      Plan Mgmt 2005 LTI 2005, up to 39,300,000 shares of Series B and comprising 3 parts: i) the Stock Purchase Plan, ii) the Key
      Contributor Program and iii) the Performance Matching Program,
      according to the principle guidelines as

13.b  Approve to transfer, prior to the AGM of shareholders 2006, up to                        Mgmt
      7,800,000 Mgmt shares of series B, out of the holding of 39,300,000 shares of series B, to cover certain payments, mainly social payments

14.   Approve to resolve that Ericsson shall have the right to transfer, prior to the          Mgmt
      AGM of 2006, a maximum of 60,045,665 shares of Series B, or the lower number of shares of Series B, which as per 06 APR 2005, remain of the original
      61,900,000 for the purpose of covering certain payments, primarily social security charges that may occur in relation to the Company's Global Stock
      Incentive Program 2001, the Stock Purchase Plan 2003 and the Long term

15.   Closing                                                                               Non-Voting

ACCOUNT NUMBER    CUSTODIAN     BALLOT SHARES    SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256           55P              0                0

TELEVISION BROADCASTS LTD

   SECURITY Y85830100                 MEETING TYPE ExtraOrdinary General Meeting
 TICKER SYMBOL                        MEETING DATE 03/21/05
      ISIN HK0511001957                     AGENDA 700650799 - Management

                                                                                                   FOR/AGAINST
ITEM                              PROPOSAL                                            TYPE  VOTE   MANAGEMENT
1.    Approve and ratify the Agreement as specified and the transactions              Mgmt   For        *
      contemplated there under

2.    Approve that the period of 30 days during which the Company's register of       Mgmt   For        *
      Member may be closed under Section 99(1) of the Companies
      Ordinance during the calendar year 2005, be extended, pursuant to
      Section 99(2) of the Companies Ordinance, to 60 days

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN    BALLOT SHARES    SHARES ON LOAN    VOTE DATE   DATE CONFIRMED
   812256            55P           187000              0           03/03/05      03/03/05

TELEVISION BROADCASTS LTD

    SECURITY Y85830100                       MEETING TYPE Annual General Meeting
  TICKER SYMBOL                              MEETING DATE 05/25/05
      ISIN HK0511001957                            AGENDA 700672113 - Management

                                                                                                   FOR/AGAINST
ITEM                              PROPOSAL                                            TYPE  VOTE   MANAGEMENT
1.    Receive the Company's accounts and the reports of the Directors and the         Mgmt   For      *
      Auditors for the YE 31 DEC 2004

2.    Approve to sanction a final dividend                                            Mgmt   For      *

3.    Elect the Directors and approve to fix their remuneration                       Mgmt   For      *

4.    Appoint the Auditors and authorize the Directors to fix their remuneration      Mgmt   For      *

5.I   Authorize the Directors of the Company, in substitution of all previous         Mgmt   For      *
      authorities, during or after the relevant period, to allot, issue and deal with unissued shares in the capital of the Company and to make or grant offers, agreements, options and other rights, or issue securities, which might require the exercise of such powers be generally and unconditionally approved; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted or issued whether pursuant to an option or otherwise by the Directors of the Company, otherwise than pursuant to i) a rights
      Issue; or ii) any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole or part of a dividend on the ordinary shares in the Company such ordinary shares being defined in this and the following Resolution 5.II, shares in accordance with the
      Articles of Association of the Company, shall not exceed the aggregate of: i) 10% of the aggregate nominal amount of the share capital of the
      Company in issue at the date of passing of the Company of this resolution; are so authorized and ii) if the by a Directors separate ordinary resolution of the shareholders of the Company the nominal amount of any share capital of the Company repurchased by the Company subsequent to the passing of this resolution up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Articles of Association ofthe Company or any other applicable law to be held

5.II  Authorize the Directors of the Company, during the relevant period of all       Mgmt  For     *
      powers of the Company to purchase shares on The Stock Exchange of Hong Kong
      Limited or any other stock exchange on which the shares may be listed and recognized by the Securities and Futures Commission and The Stock
      Exchange of Hong Kong Limited; the aggregate nominal amount of shares which may be purchased by the Company shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolutionand the approval as specified shall be limited accordingly; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any other applicable law to be held

5.III Authorize the Directors of the Company, referred to in Resolution 5.I in
      respect of the share capital of the Company as specified                        Mgmt  For     *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN    BALLOT SHARES    SHARES ON LOAN     VOTE DATE    DATE CONFIRMED
    812256            55P           187000             0             05/06/05      05/06/05

TELEVISION BROADCASTS LTD

    SECURITY Y85830100                MEETING TYPE ExtraOrdinary General Meeting
  TICKER SYMBOL                       MEETING DATE 05/25/05
      ISIN HK0511001957                     AGENDA 700692228 - Management

                                                                                                        FOR/AGAINST
ITEM                              PROPOSAL                                                TYPE  VOTE    MANAGEMENT
1.    Approve and ratify the agreements as specified and the transactions                 Mgmt   For         *
      contemplated there under and the capital amount as specified

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN    BALLOT SHARES       SHARES ON LOAN     VOTE DATE    DATE CONFIRMED
    812256            55P            187000                0            05/05/05       05/05/05

TELEVISION BROADCASTS LTD

    SECURITY Y85830100                       MEETING TYPE Annual General Meeting
  TICKER SYMBOL                              MEETING DATE 05/25/05
      ISIN HK0511001957                            AGENDA 700715800 - Management

                                                                                                        FOR/AGAINST
ITEM                                 PROPOSAL                                             TYPE  VOTE    MANAGEMENT
1.    Receive the Company's accounts and the reports of the Directors and the             Mgmt   For         *
      Auditors for the YE 31 DEC 2004

2.    Approve to sanction a final dividend                                                Mgmt   For         *

3.a.1 Elect Mr. Chien Lee as a Director                                                   Mgmt   For         *

3.a.2 Elect Mr. Louis Page as a Director                                                  Mgmt   For         *

3.a.3 Elect Dr. Chow Yei Ching as a Director                                              Mgmt   For         *

3.b   Fix Directors' remuneration.                                                        Mgmt   For         *

4.    Appoint the Auditors and authorize the Directors to fix their remuneration          Mgmt   For         *

5.I   Authorize the Directors of the Company, in substitution of all previous             Mgmt   For         *
      authorities, during or after the relevant period, to allot, issue and deal with unissued shares in the capital of the Company and to make or grant offers, agreements, options and other rights, or issue securities, which might require the exercise of such powers be generally and unconditionally approved; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted or issued whether pursuant to an option or otherwise by the Directors of the Company, otherwise than pursuant to i) a rights Issue; or ii) any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole or part of a dividend on the ordinary shares in the Company such ordinary shares being defined in this and the following Resolution 5.II, shares in accordance with the Articles of Association of the Company, shall not exceed the aggregate of: i) 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution; and ii) if the Directors of the Company are so authorized by a separate ordinary resolution of the shareholders of the
      Company the nominal amount of any share capital of the Company repurchased by the Company subsequent to the passing of this resolution up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any other applicable law to be held

5.II  Authorize the Directors of the Company, during the relevant period of all powers    Mgmt   For         *
      of the Company to purchase shares on The Stock Exchange of Hong Kong
      Limited or any other stock exchange on which the shares may be listed and recognized by the Securities and Futures Commission and The Stock
      Exchange of Hong Kong Limited; the aggregate nominal amount of shares which may be purchased by the Company shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolutionand the approval as specified shall be limited accordingly; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the
      Company is required by the Articles of Association of the Company or any other applicable law to be held

5.III Authorize the Directors of the Company, referred to in                              Mgmt   For         *
      Resolution 5.I in respect Mgmt For * of the share capital of the
      Company as specified

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN     BALLOT SHARES    SHARES ON LOAN    VOTE DATE      DATE CONFIRMED
  812256             55P            187000             0           05/10/05        05/10/05

THE WHARF (HOLDINGS) LTD

   SECURITY Y9551M108                        MEETING TYPE Annual General Meeting
  TICKER SYMBOL                              MEETING DATE 05/18/05
      ISIN HK0004000045                            AGENDA 700705063 - Management

                                                                                                        FOR/AGAINST
ITEM                                PROPOSAL                                              TYPE  VOTE    MANAGEMENT
1.    Receive the statement of accounts and the reports of the Directors and              Mgmt   For      *
      Auditors for the YE 31st DEC 2004

2.    Declare a final dividend for the YE 31st DEC 2004                                   Mgmt   For      *

3.    Re-elect retiring Directors                                                         Mgmt   For      *

4.    Appoint Auditors and authorise the Directors to fix their remuneration              Mgmt   For      *

5.    Approve: to increase in the rate of fee payable to each Director of the Company     Mgmt   For      *
      from HKD 35,000 per annum to HKD 50,000 per annum, and to pay to each of those Directors of the Company who from time to time are also members of the Audit Committee of the Company of an extra remuneration at the ratio of HKD 15,000 per annum

6.    Authorize the Directors of the Company to purchase shares in the capital of the     Mgmt   For      *
      Company during the relevant period, on The Stock Exchange of Hong Kong
      Limited or any other stock exchange recognized for this purpose by the
      Securities and Futures Commission of Hong Kong and The Stock Exchange of
      Hong Kong Limited under the Code on Share Repurchase, not exceeding 10%
      of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution; Authority expires the earliest of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is to be held by law; or the revocation or variation of the authority given under this resolution by ordinary resolution of the shareholders in general meeting

7.    Authorize the Directors of the Company to allot, issue and deal with additional     Mgmt   For      *
      shares in the capital of the Company and make or grant offers, agreements and options during the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution; otherwise than pursuant to i) any executive or employee share option or incentive scheme; or ii) a rights issue; or iii) any scrip dividend or similar arrangement; Authority expires the earliest of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is to be held by law; or the revocation or variation of the approval given under this resolution by ordinary resolution of the shareholders in general meeting

8.    Approve to extend the general mandate granted to the Directors of the               Mgmt   For      *
      Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary resolution 7, by an amount representing the aggregate nominal amount of the share capital of the company at the date of passing this

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN    BALLOT SHARES     SHARES ON LOAN       VOTE DATE       DATE CONFIRMED
   812256            55P           188000                0              05/03/05          05/03/05

THK CO LTD

   SECURITY J83345108                        MEETING TYPE Annual General Meeting
 TICKER SYMBOL                               MEETING DATE 06/18/05
      ISIN JP3539250005                            AGENDA 700740613 - Management

                                                                                                           FOR/AGAINST
ITEM                                   PROPOSAL                                           TYPE   VOTE       MANAGEMENT
1     Approve Allocation of Income, Including the Following Dividends: Interim JY 7.5,    Mgmt  No Action        *
      Final JY 10.5, Special JY 0

2     Amend Articles to: Authorize Public Announcements in Electronic Format              Mgmt  No Action        *

3.1   Elect Director                                                                      Mgmt  No Action        *

3.2   Elect Director                                                                      Mgmt  No Action        *

3.3   Elect Director                                                                      Mgmt  No Action        *

3.4   Elect Director                                                                      Mgmt  No Action        *

3.5   Elect Director                                                                      Mgmt  No Action        *

3.6   Elect Director                                                                      Mgmt  No Action        *

3.7   Elect Director                                                                      Mgmt  No Action        *

3.8   Elect Director                                                                      Mgmt  No Action        *

3.9   Elect Director                                                                      Mgmt  No Action        *

3.10  Elect Director                                                                      Mgmt  No Action        *

3.11  Elect Director                                                                      Mgmt  No Action        *

3.12  Elect Director                                                                      Mgmt  No Action        *

3.13  Elect Director                                                                      Mgmt  No Action        *

3.14  Elect Director                                                                      Mgmt  No Action        *

3.15  Elect Director                                                                      Mgmt  No Action        *

3.16  Elect Director                                                                      Mgmt  No Action        *

4.1   Appoint Internal Statutory Auditor                                                  Mgmt  No Action        *

4.2   Appoint Alternate Internal Statutory Auditor                                        Mgmt  No Action        *

5     Approve Executive Stock Option Plan                                                 Mgmt  No Action        *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN     BALLOT SHARES    SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256             55P           69100               0            06/08/05        06/08/05

TIETOENATOR CORP

    SECURITY X90409115                MEETING TYPE ExtraOrdinary General Meeting
  TICKER SYMBOL                       MEETING DATE 11/25/04
      ISIN FI0009000277                     AGENDA 700605643 - Management

                                                                                                           FOR/AGAINST
ITEM                              PROPOSAL                                                TYPE  VOTE       MANAGEMENT
1.    Approve to pay an additional dividend of EUR 0.50 per share                         Mgmt  No Action      *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN    BALLOT SHARES     SHARES ON LOAN         VOTE DATE    DATE CONFIRMED
    812256            55P           17700               0                11/05/04       11/05/04

TIETOENATOR CORP

    SECURITY X90409115                       MEETING TYPE Annual General Meeting
  TICKER SYMBOL                              MEETING DATE 03/17/05
      ISIN FI0009000277                            AGENDA 700644859 - Management

                                                                                                        FOR/AGAINST
ITEM                                  PROPOSAL                                            TYPE  VOTE    MANAGEMENT
1.1    Adopt the accounts                                                                 Mgmt   For        *

1.2    Approve the actions on profit and loss and the Board's proposal to pay a           Mgmt   For        *
       dividend of EUR 1.00 per share

1.3    Grant discharge from liability                                                     Mgmt   For        *

1.4    Approve the remuneration of Board Members                                          Mgmt   For        *

1.5    Approve the remuneration of the Auditor(s)                                         Mgmt   For        *

1.6.1  Re-elect Mr. Bengt Halse as a Board of Director                                    Mgmt   For        *

1.6.2  Re-elect Mr. Kalevi Kontinen as a Board of Director                                Mgmt   For        *

1.6.3  Re-elect Mr. Matti Lehti as a Board of Director                                    Mgmt   For        *

1.6.4  Re-elect Mr. Olli Martikainen as a Board of Director                               Mgmt   For        *

1.6.5  Re-elect Mr. Olli Riikkala as a Board of Director                                  Mgmt   For        *

1.6.6  Re-elect Mr. Anders Ullberg as a Board of Director                                 Mgmt   For        *

1.6.7  Elect Mr. Mariana Burenstam Linder as a new Member of theBoard                     Mgmt   For        *

1.7    Re-elect Ernst & Young as the Auditor(s)                                           Mgmt   For        *

2.     Approve to reduce the Company's share capital by nullification of the Company'     Mgmt   For        *
       s shares repurchased by the Company in the following manner: by an amount corresponding to the book counter value of 4,144,322 shares
       i.e. by EUR 4,144,322 and the amount corresponding to the reduction in share capital will be transferred from the share capital to the share premium fund; and the reduction of share capital will have no effect on shareholders' equity and all Company's shares bought back by the Company based on the authorization granted to the Board of
       Directors by the AGM on 18 MAR 2004 4,144,322 shares will be nullified without charge

3.     Authorize the Board of Directors to repurchase the Company's shares                Mgmt   For        *
       to an amount not exceeding 5% 10% if the proposed change of the
       Finnish Companies Act will be accepted of the total stock and voting rights; Authority expires in 1 year from the close of the AGM i.e.
       until 17 MAR 2006; and the shares would be repurchased on the
       Helsinki Stock Exchange, the purpose being to develop as necessary the Company's capital structure

4.    Authorize the Board of Directors for 1 year from the close of the                   Mgmt   For        *
      AGM i.e. until 17 MAR 2006 to decide: a) to raise the Company's share capital through a rights issue in 1 or several installments, disapplying the pre-emptive subscription rights of shareholders and if required in exchange for consideration in kind or on other specific conditions or exercising the right of set-off, such that shares are offered for subscription at the Board's decision and at the prices exceeding the book counter value of the share and on other terms and conditions decided by the Board; b) to issue share options in 1 or several installments, disapplying the pre-emptive subscription rights of shareholders, such that the share options are offered for subscription on the terms and conditions decided by the
      Board; c) to issue convertible bonds denominated in euro or another currency dispplying the pre-emptive subscription rights of shareholders and if required in exchange for consideration in kind, such that the convertible bonds are offered for subscription on the terms and conditions decided authorization by the the Board; share and capital based may on be this increased by at most EUR 15,784,424 and the share capital increase and the votes carried by such shares may not exceed 1/5th of the Company's total issued share capital and aggregate number of votes

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN     BALLOT SHARES    SHARES ON LOAN    VOTE DATE   DATE CONFIRMED
   812256              55P            14181               0          02/25/05     02/25/05

TOTAL SA

   SECURITY F92124100                    MEETING TYPE MIX
  TICKER SYMBOL                          MEETING DATE 04/28/05
      ISIN FR0000120271                        AGENDA 700659418 - Management

                                                                                                        FOR/AGAINST
ITEM                                PROPOSAL                                              TYPE  VOTE    MANAGEMENT
O.1   Receive the report of the Board of Directors and the general report of the          Mgmt    For      *
      Statutory Auditors; approve the financial statements and the balance sheet for the year 2004

O.2   Approve the consolidated financial statements for the said FY                       Mgmt    For      *

O.3   Approve the profits for the FY: EUR 3,443,251,656.00 prior retained earnings:       Mgmt    For      *
      EUR 1,355,570,990.00 distributable profits: EUR 4,798,822,646.00 appropriation to: global dividend: EUR 3,429,081,583.00 carry forward account: EUR 1,369,741,063.00 a dividend of EUR 5.40 will be paid; and
      to pay the interim dividend of EUR 2.40 on 24 NOV 2004 giving the right to a tax credit; the remaining dividend of EUR 3.00 will be paid on 24
      MAY 2005

O.4   Receive the special report of the Auditors on the agreements governed by the        Mgmt    For      *
      Article L.225-38 of the French Commercial Code; approve the said report and the agreements referred to therein

O.5   Authorize the Board of Directors to trade in the Company's shares on the stock      Mgmt    For      *
      market as per the following conditions: maximum purchase price: EUR 250.00, maximum number of shares to be traded: 10% of the total number of shares comprising the share capital; Authority expires at the end of 18 months; it cancels and replaces for the period unused thereof, the delegation set forth in
      Resolution No. 5 at the CGM of 14 MAY 2004; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.6   Approve to renew the term of office of Mr. Paul Desmarais Jr as a Director for a    Mgmt    For      *
      period of 3 years

O.7   Approve to renew the term of office of Mr. Bertrand Jacquillat as a Director for a  Mgmt    For      *
      period of 3 years

O.8   Approve to renew the term of office of Mr. Maurice Lippens as a Director for        Mgmt    For      *
      period of 3 years

O.9   Appoint Mr. Lord Levene of Portsoken KBE as a Director for aperiod of 3 years       Mgmt    For      *

E.10  Authorize the Board of Directors to increase in one or more transactions, in        Mgmt    For      *
      France or abroad, the share capital by a maximum nominal amount of EUR
      4,000,00 0,000.00, by way of issuing with the shareholders' preferential right of subscription, Company's ordinary shares and securities giving access to shares in the Company; approve that the nominal value of debt securities issued shall not exceed EUR 10,000,000,00.00; Authority expires at the end of 26 months; it cancels and replaces for the period unused thereof all earlier authorizations; authorize the Board of
      Directors to take all necessary measures and accomplish all necessary formalities

E.11  Authorize the Board of Directors to increase in one or more transactions, in        Mgmt    For      *
      France or abroad the share capital by a maximum nominal amount of EUR
      1,800,000 ,000.00 by way of issuing with waiver of the shareholders'
      preferential rights, Company's ordinary shares or securities giving access to shares in the Company; approve that the nominal value of debt securities issued shall not exceed EUR 10,000,000,00.00; Authority expires at the end of
      26 months; it cancels and replaces for the period unused thereof all earlier authorizations; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.12  Authorize the Board of Directors to increase the share capital, in one or more      Mgmt     For     *
      transactions, in favour of the Company's employees who are members of a
      Company Saving Plan; Authority expires at the end of 26 months and for an amount which shall not exceed 1.50% of the share capital; it cancels and replaces for the fraction unused, the delegation given for a perios of 5 years by the EGM of 14 MAY 2004; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.13  Authorize the Board of Directors to freely allocate in one or more transactions,    Mgmt     For     *
      Company's existing shares or to be issued, to the profit of the Company and its subsidiaries' employees and officers, it being provided that the total number of shares shall not exceed 1% of the registered capital;
      Authority expires at the end of 38 months; authorize the Board of
      Directors to take all necessary measures and accomplish all formalities

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER   CUSTODIAN      BALLOT SHARES   SHARES ON LOAN    VOTE DATE     DATE CONFIRMED
   812256           55P             9800               0          04/14/05        04/14/05

TOTAL SA

    SECURITY F92124100                       MEETING TYPE MIX
  TICKER SYMBOL                              MEETING DATE 05/17/05
      ISIN FR0000120271                            AGENDA 700693319 - Management

                                                                                                        FOR/AGAINST
ITEM                                    PROPOSAL                                          TYPE  VOTE    MANAGEMENT

o.1   Receive the report of the Board of Directors and the general report of the          Mgmt   For         *
      Statutory Auditors; approve the financial statements and the balance sheet for the year 2004

o.2   Approve the consolidated financial statements for the said FY                       Mgmt   For         *

o.3   Approve the profits for the FY: EUR 3,443,251,656.00 prior retained earnings:       Mgmt   For         *
      EUR 1,355,570,990.00 distributable profits: EUR 4,798,822,646.00 appropriation to: global dividend: EUR 3,429,081,583.00 carry forward account: EUR 1,369,741,063.00 a dividend of 5.40 will be paid; and to pay the interim dividend of EUR 2.40 on 24 NOV 2004 giving the right to a tax credit; the remaining dividend of EUR 3.00 will be paid on 24 MAY
      2005

o.4   Receive the special report of the Auditors on the agreements governed by the        Mgmt   For         *
      Article L.225-38 of the French Commercial Code; approve the said report and the agreements referred to therein

o.5   Authorize the Board of Directors to trade in the Company's shares on the stock      Mgmt   For         *
      market as per the following conditions: maximum purchase price: EUR 250.00, maximum number of shares to be traded: 10% of the total number of shares comprising the share capital; Authority expires at the end of 18 months; it cancels and replaces for the period unused thereof, the delegation set forth in
      Resolution No. 5 at the CGM of 14 MAY 2004; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

O.6   Approve to renew the term of office of Mr. Paul Desmarais Jr. as a Director for     Mgmt   For         *
      a period of 3 years

O.7   Approve to renew the term of office of Mr. Bertrand Jacquillat as a Director for a  Mgmt   For         *
      period of 3 years

O.8   Approve to renew the term of office of Mr. Maurice Lippens as a Director for a      Mgmt   For         *
      period of 3 years

O.9   Appoint Lord Levene of Portsoken KBE as a Director for a period of 3 years          Mgmt   For         *

E.10  Authorize the Board of Directors to increase in one or more transactions, in        Mgmt   For         *
      France or abroad, the share capital by a maximum nominal amount of EUR
      4,000,000,000.00, by way of issuing with the shareholders' preferential right of subscription, Company's ordinary shares and securities giving access to shares in the Company; approve that the nominal value of debt securities issued shall not exceed EUR 10,000,000,00.00; Authority expires at the end of 26 months; it cancels and replaces for the period unused thereof all earlier authorizations; authorize the Board of
      Directors to take all necessary measures and accomplish all necessary formalities

E.11  Authorize the Board of Directors to increase in one or more transactions, in        Mgmt   For         *
      France or abroad, the share capital by a maximum nominal amount of EUR
      1,800,000,000.00 by way of issuing with waiver of the shareholders' preferential rights, Company's ordinary shares or securities giving access to sharesin the
      Company; approve that the nominal value of debt securities issued shall not exceed EUR 10,000,000,00.00; Authority expires at the end of 26 months; it cancels and replaces for the period unused thereof all earlier authorizations;
      authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.12  Authorize the Board of Directors to increase the share capital, in one or more      Mgmt   For         *
      transactions, in favour of the Company's employees who are members of a
      Company Savings Plan; Authority expires at the end of 26 months and for an amount which shall not exceed 1.5% of the share capital; it cancels and replaces for the fraction unused, the delegation given for a period of 5 years by the EGM of 14 MAY 2004; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.13  Authorize the Board of Directors to freely allocate in one or more transactions,    Mgmt   For         *
      Company's existing shares or to be issued, to the profit of the Company and its subsidiaries' employees in accordance with L.225-197-2 of the French
      Commercial Code and officers, it being provided that the total number of shares shall not exceed 1% of the registered capital; Authority expires at the end of 38 months; authorize the Board of Directors to take all necessary measures and accomplish all formalities

E.13A PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: Authorize the                      Shr    For         *
      Board of Directors to freely allocate in one or more transactions, Company's existing shares or to be issued, to the profit of the Company and its subsidiaries' employees in accordance with Article L.225-197-2 of the French
      Commercial Code or to some categories of them and officers, it being provided that the total number of shares shall not exceed 1% of the registered

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER   CUSTODIAN      BALLOT SHARES   SHARES ON LOAN     VOTE DATE    DATE CONFIRMED
    812256          55P              9800              0           04/18/05        04/18/05

UBS AG

   SECURITY H8920M855                        MEETING TYPE Annual General Meeting
 TICKER SYMBOL                               MEETING DATE 04/21/05
      ISIN CH0012032030                            AGENDA 700638907 - Management

                                                                                                                FOR/AGAINST
ITEM                            PROPOSAL                                                  TYPE          VOTE    MANAGEMENT
1.    TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST BE NOTIFIED TO THE                  Registration   For         *
      COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
      ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY REGISTRAR HAS
      DISCRETION OVER GRANTING VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE, A
      SECOND NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN     BALLOT SHARES    SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
   812256           55P             10050              0           03/21/05     03/21/05

UBS AG

   SECURITY H8920M855                        MEETING TYPE Annual General Meeting
 TICKER SYMBOL                               MEETING DATE 04/21/05
      ISIN CH0012032030                            AGENDA 700667085 - Management

                                                                                                        FOR/AGAINST
ITEM                              PROPOSAL                                                TYPE  VOTE    MANAGEMENT
1.    Approve the annual report, the Group and the parent Company accounts for            Mgmt  For         *
      2004, the reports of the Group and the Statutory Auditors

2.    Approve the appropriation of the retained earnings, dividend for FY
      2004 Grant discharge to the Members of the Board of Directors and the Group
      Executive Board                                                                     Mgmt  For         *

4.1.1 Re-elect Mr. Marcel Ospel as a Board Member                                         Mgmt  For         *

4.1.2 Re-elect Mr. Lawrence A. Weinbach as a Board Member                                 Mgmt  For         *

4.2.1 Elect Mr. Marco Suter as a Board Member                                             Mgmt  For         *

4.2.2 Elect Mr. Peter R. Voser as a Board Member                                          Mgmt  For         *

4.3   Re-elect Ernst and Young Ltd, Basel as the Group and the Statutory Auditors         Mgmt  For         *

5.1   Approve the cancellation of shares repurchased under the 2004/2005 Share            Mgmt  For         *
      Buyback Program and the respective amendment of Article 4 of the Articles of
      Association

5.2   Approve the new 2005/2006 Share Buy Back Program                                    Mgmt  For         *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN     BALLOT SHARES   SHARES ON LOAN      VOTE DATE       DATE CONFIRMED
    812256           55P            14250              0             4/6/05           4/6/05

UNICREDITO ITALIANO SPA, GENOVA

   SECURITY T95132105                      MEETING TYPE Ordinary General Meeting
 TICKER SYMBOL                             MEETING DATE 04/30/05
      ISIN IT0000064854                          AGENDA 700681035 - Management

                                                                                                        FOR/AGAINST
ITEM                                    PROPOSAL                                          TYPE  VOTE    MANAGEMENT
O.1   Approve the balance sheet reports as of 31 DEC 2004 together with the Board         Mgmt   For        *
      of Directors, the Internal and the External Auditors' reports; the consolidated balance sheet reports and the social and the environmental report

O.2   Approve the profit allocation                                                       Mgmt   For        *

O.3   Appoint the Directors after stating their number for the financial years 2005-      Mgmt   For        *
      2007 with term in office expiring at the meeting called to approve the 2007 balance sheet reports

O.4   Approve the Board of Directors and the Executive Committee annual                   Mgmt   For        *
      emolument, as per Article 26 of the By-Law

O.5   Authorize Unicredito Italiano S.P.A. to join the European economic interest         Mgmt   For        *
      grouping called, global development, as per Article 2361 Comma 2, of the
      Italian Civil Code

O.6   Approve to take on savings shareholders representative's emolument                  Mgmt   For        *

E.1   Approve the merger by incorporation of Banca Dell Umbria 1462 S.P.A. and            Mgmt   For        *
      Cassa Risparmio Carpi S.P.A. into Unicredito Italiano S.P.A.; amend the By-Law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN     BALLOT SHARES    SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
   812256             55P            214000             0             04/14/05        04/14/05

UNILEVER NV

   SECURITY N8981F156                      MEETING TYPE Ordinary General Meeting
 TICKER SYMBOL                             MEETING DATE 05/10/05
      ISIN NL0000009348                          AGENDA 700673987 - Management

                                                                                                        FOR/AGAINST
ITEM                               PROPOSAL                                               TYPE  VOTE    MANAGEMENT
1.    Consideration of the Annual Report for the 2004 financial year submitted by the Non-Voting Board of Directors and the report of the
      Remuneration Committee.

2.    Adoption of the Annual Accounts and appropriation of the profit for the 2004        Mgmt   For        *
      financial year.

3.    Discharge of the Executive Directors.                                               Mgmt   For        *

4.    Discharge of the Non-Executive Directors.                                           Mgmt   For        *

5.    Corporate Governance and alterations to the Articles of Association.                Mgmt   For        *

6.A   Appointment of Executive Directors - PJ Cescau                                      Mgmt   For        *

6.B   Appointment of Executive Directors - CJ van der Graaf                               Mgmt   For        *

6.C   Appointment of Executive Directors - RHP Markham                                    Mgmt   For        *

6.D   Appointment of Executive Directors - RD Kugler                                      Mgmt   For        *

7.A   Appointment of Non-Executive Directors - A Burgmans                                 Mgmt   For        *

7.B   Appointment of Non-Executive Directors - The Rt Hon The Lord Brittan of             Mgmt   For        *

      Spennithorne QC DL

7.C   Appointment of Non-Executive Directors - The Rt Hon The Baroness Chalker of         Mgmt   For        *
      Wallasey

7.D   Appointment of Non-Executive Directors - B Collomb                                  Mgmt   For        *

7.E   Appointment of Non-Executive Directors - Professor W Dik                            Mgmt   For        *

7.F   Appointment of Non-Executive Directors - O Fanjul                                   Mgmt   For        *

7.G   Appointment of Non-Executive Directors - H Kopper                                   Mgmt   For        *

7.H   Appointment of Non-Executive Directors - The Lord Simon of Highbury CBE             Mgmt   For        *

7.I   Appointment of Non-Executive Directors - J van der Veer                             Mgmt   For        *

8.    Remuneration of Directors.                                                          Mgmt   For        *

9.    NLG 0.10 cumulative preference shares; reduction of the issued capital by           Mgmt   For        *
      cancellation, in accordance with Articles 99 and 100 of the
      Netherlands Civil Code, of the NLG 0.10 cumulative preference shares.

10.   Appointment of Auditors charged with the auditing of the Annual Accounts for        Mgmt   For        *
      the 2005 financial year.

11.   Designation, in accordance with Articles 96 and 96a of Book 2 of the                Mgmt         For        *
      Netherlands Civil Code, of the Board of Directors as the company body authorized in respect of the issue of shares in the Company.

12.   Authorization, in accordance with Article 98 of Book 2 of the Netherlands Civil     Mgmt         For        *
      Code, of the Board of Directors to purchase shares in the Company and depositary receipts therefore.

13.   Questions.                                                                          Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN     BALLOT SHARES       SHARES ON LOAN    VOTE DATE       DATE CONFIRMED
   812256              55P            13400                0            04/25/05         04/25/05

UNILEVER NV

   SECURITY N8981F156                        MEETING TYPE Other Meeting
 TICKER SYMBOL                               MEETING DATE 05/10/05
      ISIN NL0000009348                            AGENDA 700672529 - Management

                                                                                                               FOR/AGAINST
ITEM                           PROPOSAL                                                      TYPE      VOTE    MANAGEMENT
1.    Opening                                                                             Non-Voting

2.    Approve the designation of the newly established foundation 'Stichting                 Mgmt       For         *
      Administratiekantoor Unilever N.V.' as another trust office within the meaning of
      Article 18 Paragraph 1 of the applicable conditions of administration dated 06
      MAY 1999

3.    Any other business                                                                     Non-Voting

4.    Closure                                                                                Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER          CUSTODIAN       BALLOT SHARES      SHARES ON LOAN        VOTE DATE      DATE CONFIRMED
   812256                  55P              13400                0               04/26/05         04/26/05

UNITED OVERSEAS BANK LTD, SINGAPORE

    SECURITY V96194127                       MEETING TYPE Annual General Meeting
  TICKER SYMBOL                              MEETING DATE 04/27/05
      ISIN SG1M31001969                            AGENDA 700685831 - Management

                                                                                                        FOR/AGAINST
ITEM                                 PROPOSAL                                             TYPE  VOTE    MANAGEMENT
1.    Receive the financial statements, the Directors' report and the Auditors' report    Mgmt   For        *
      for the YE 31 DEC 2004

2.    Declare a final dividend of 40% 40 cents per share less 20% income tax for the      Mgmt   For        *
      YE 31 DEC 2004

3.    Approve the Directors' fees of SGD 600,000 for 2004 2003: SGD 618,750               Mgmt   For        *

4.    Re-appoint Messrs Ernst & Young as the Auditors of the Company
      and authorize the Directors to fix their remuneration                               Mgmt   For        *

5.    Re-elect Mr. Wong Meng Meng as a Director                                           Mgmt   For        *

6.    Re-elect Mr. Tan Kok Quan as a Director                                             Mgmt   For        *

7.    Re-elect Mr. Ngiam Tong Dow as a Director                                           Mgmt   For        *

8.    Re-appoint Mr. Wee Cho Yaw as a Director, pursuant to Section 153(6) of the         Mgmt   For        *
      Companies Act, Cap. 50, until the next AGM of the Company

9.    Authorize the Directors, pursuant to Section 161 of the Companies Act, Cap. 50      Mgmt   For        *
      , to offer and grant options in accordance with the Regulations of the UOB 1999
      Share Option Scheme the "Scheme" and to allot and issue from time to time such number of shares in the Company as may be required to be issued pursuant to the exercise of options under the Scheme, provided that the aggregate number of shares to be issued pursuant to this resolution shall not exceed 15% of the issued share capital of the Company from time to time

10.   Authorize the Directors, pursuant to Section 161 of theCompanies                    Mgmt    For     *
      Act, Cap. 50 , to issue shares in the Company at anytime and upon such terms and condition s and for such purposesas the Directors may, in their absolute discretion, de em fitprovided that the aggregate number of shares to be issued pursuant to this resolution shall not exceed 10% of the issued share capital of the Company for the time being

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN     BALLOT SHARES      SHARES ON LOAN       VOTE DATE     DATE CONFIRMED
   812256              55P            87000                 0             04/18/05        04/18/05

UNITED OVERSEAS BANK LTD, SINGAPORE

    SECURITY V96194127              MEETING TYPE ExtraOrdinary General Meeting
  TICKER SYMBOL                     MEETING DATE 4/27/2005
      ISIN SG1M31001969                   AGENDA 700686198 - Management

                                                                                                        FOR/AGAINST
ITEM                                    PROPOSAL                                          TYPE  VOTE    MANAGEMENT
1.    Authorize the Directors of the Company, for the purposes of Sections 76C and        Mgmt   For        *
      76E of the Companies Act, Chapter 50 of Singapore the Companies Act,
      to purchase or otherwise acquire issued ordinary shares of SGD 1.00 each fully paid in the capital of the Company the Shares not exceeding in aggregate the Maximum Limit as specified, at such price or prices as maybe determined by the Directors of the Company from time to time up to the Maximum Price as specified, whether by way of:
      i) market purchase(s) on the Singapore Exchange SecuritiesTrading
      Limited SGX-ST; and/or ii) off-market purchase(s) if effected otherwise than on SGX-ST in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the
      Company as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act; and otherwise in accordance with all other laws and regulations and rules of SGX-ST as may for the time being be applicable the share Purchase Mandate;
      authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required be held; and to complete and do all such acts and things including executing such documents as may be required as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN     BALLOT SHARES          SHARES ON LOAN       VOTE DATE     DATE CONFIRMED
   812256             55P            87000                     0             04/18/05        04/18/05

UNITED OVERSEAS BK LTD

   SECURITY V96194127                 MEETING TYPE ExtraOrdinary General Meeting
 TICKER SYMBOL                        MEETING DATE 06/24/05
      ISIN SG1M31001969                     AGENDA 700741451 - Management

                                                                                                        FOR/AGAINST
ITEM                                 PROPOSAL                                             TYPE  VOTE    MANAGEMENT
1.    Approve that: a) the Company makes a distribution the Distribution of between       Mgmt   For        *
      a minimum of 153,744,363 and a maximum of 153,844,563 ordinary shares of par value SGD 1.00 each UOL Shares in the capital of United
      Overseas Land Limited UOL held by the Company by way of a dividend in specie in the proportion of 100 UOL Shares for every 1,000 ordinary shares of par value SGD 1.00 each in the capital of the Company held by the shareholders of the Company as at 5.0 0 p.m. on 30 JUN 2005 the
      Books Closure Date, fractions of a UOL Share to be disregarded, free of encumbrances and together with all rights attaching thereto on and from the Books Closure Date, except that: i) the UOL Shares which would otherwise be distributed to UOL and its subsidiaries pursuant to the distribution shall be dealt with in the manner set out in
      Paragraph (c) below; and ii) the Directors of the Company are of the view that the distribution of UOL Shares to any shareholder of the
      Company whose registered address as recorded in the Register of
      Members of the Company or in the Depository Register maintained by The
      Central Depository Pte Limited C the Books Closure Date is outside
      Singapore the Relevant Overseas Shareholder may infringe any relevant foreign Law or necessitate compliance with conditions or requirements which the Directors of the Company in their absolute discretion regard as onerous or impracticable by reason of costs, delay or otherwise, such UOL Shares shall not be distributed to such Relevant Overseas
      Shareholder, but shall be dealt with in the manner set out in
      Paragraph (d) below; b) the resultant entitlements to fractions of UOL
      Shares be aggregated and sold for the benefit of the Company or otherwise dealt within such manner and on such terms and conditions as the Directors of the Company in their absolute discretion deem fit; c)
      the UOL Shares which would otherwise be distributed to UOL or any of its subsidiaries the UOL Group pursuant to the Distribution be distributed to such person(s) as the Directors of the Company may appoint for the purposes of sale of such UOL Shares on such terms and conditions as the Directors of the Company deem fit, and the proceeds if any thereof, after deducting all dealing and other expenses in connection therewith, be paid to the UOL Group in full satisfaction of their rights to the UOL Shares and the UOL Group shall have no claim whatsoever including in respect of any such sale or the timing thereof not for distribution in the United States against the
      Company, Credit Suisse First Boston Singapore Limited CSFBand/or CDP
      in connection therewith; d) the UOL Shares which would otherwise be distributed to the Relevant Overseas Shareholders pursuant to the
      Distribution be distributed to such person(s) as the Directors of the
      Company may appoint for the purposes of sale on such terms and conditions as the Directors of the Company deem fit, and that the aggregate amount of the proceeds if any thereof, after deducting all dealing and othe rexpenses in connection therewith, be distributed proportionately to and among all such Relevant Overseas Shareholders according to their respective entitlements to UOL Shares as at the
      Books Closure Date in full satisfaction of their rights to the UOL
      Shares, provided that where the amount of such proceeds to be paid to any particular Relevant Overseas Shareholder is less th a shall be retained for the benefit of the Company or otherwise dealt with in such manner and on such terms and conditions as the Directors of the
      Company deem fit, and no Relevant Overseas Shareholder shall have any claim whatsoever including in respect of any such sale or the timing thereof against the Company, CSFB and/or CDP in connection therewith;
      e) the Company appropriates an amount equal to the market value of the UOL Shares determined by reference to the last done price of UOL
      Shares on the Books Closure Date or, if that date is a day on which
      Singapore Exchange Securities Trading Limited the SGX-ST is not open for trading of securities or no trades are executed, on the day immediately preceding the Books Closure Date on which the SGX-ST is open for trading of securities and trade(s) have been executed out of the retained profits of the Company to meet the value of the UOL
      Shares to be distributed to the shareholders of the Company; and f)
      authorize the Directors of the Company and each of them to complete and to do all such acts and things, decide all questions and exercise all discretions includi n and executing all documents as they may consider necessary or expedient in connection with the distribution and/or to give effect to the distribution

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN     BALLOT SHARES         SHARES ON LOAN        VOTE DATE   DATE CONFIRMED
   812256              55P            87000                   0               06/13/05    06/13/05

VINCI SA

   SECURITY F5879X108                      MEETING TYPE Ordinary General Meeting
 TICKER SYMBOL                             MEETING DATE 04/28/05
      ISIN FR0000125486                          AGENDA 700666184 - Management

                                                                                                        FOR/AGAINST
ITEM                                      PROPOSAL                                        TYPE  VOTE    MANAGEMENT
O.1   Receive the reports of the Board of Directors and the Statutory Auditors and        Mgmt   For        *
      approve the consolidated financial statements for the FY 2004 as specified and notices that net profit group share amounts to: EUR 721,325,000.00

E.2   Receive the report of the Board of Directors and the general report of the          Mgmt   For        *
      Statutory Auditors and approve the financial statements and the balance sheet for the year 2004; and grant discharge to the Directors for the performance of their duties during the said FY

O.3   Acknowledge the net profits of the FY 2004 amounts to: EUR 330,515,978.95;          Mgmt   For        *
      carry forward account: EUR 2,457,637,358.90; distributable profits: EUR
      2,788,153,337.85; approve to allocate the distributable profits as: shareholders as an interim dividend: EUR 99,336,139.20; shareholders as a complementary dividend: EUR 190,049,163.30; legal reserves account: EUR 18,771.00; carry forward account: EUR 2,498,749,264.35; approve to payan interim dividend of
      EUR 1.20 per share on 21 DEC 2004 provided that all shares got by the beneficiaries before 31 DEC 2004 are entitled to a tax credit amounting to EUR
      0.60 and after 01 JAN 2005, the interim dividend is no longer entitled to a tax credit, the shareholders to receive a complementary dividend of: EUR 2.30 per share for the 82,630,071shares and the dividend will be paid on 06 MAY 2005;
      approve that the share capital is composed of 84,095,683 shares on 01 MAY
      2005 cum rights date: 01 JAN 2004 ; to transfer the amount of EUR
      46,958,190.59, charged to the special reserve on long-term capital gains account, to the ordinary reserves account

O.4   Receive the special report of the Auditors on agreements governed by Articles       Mgmt   For        *
      L. 225-38 and Sequence of the French Commercial Code and approve the said report and the agreements referred to therein

O.5   Approve to renew the term of office of Mr. Patrick Faure as a Director for a        Mgmt   For        *
      period of 4 years and if the Resolution E.21 was not adopted, the term of office of Mr. M. Patrick Faure as a Director to be extended to a period of 6 years

O.6   Approve to renew the term of office of Mr. Bernard Huvelin as a Director for a      Mgmt   For        *
      period of 4 years and if the Resolution E.21 was not adopted, the term of office of Mr. Bernard Huvelin as a Director to be extended to a period of 6 years

O.7   Approve, as a result of the Amalgamation-Merger of Deloitte Touche Tohmatsu         Mgmt   For        *
      by Deloitte Touche Tohmatsu-Audit, Deloitte Touche Tohmatsu-Audit as the
      new Statutory Auditor and the new Corporate name of the Statutory Auditor is
      Deloitte Et Associes; and authorize the Board of Directors to take all necessary measures and acomplish all necessary formalities

O.8   Authorize the Board of Directors, canceling and replacing the delegation set        Mgmt   For        *
      forth in Resolution 8 given by the general meeting of 04 MAY 2004, to buy back the Company's shares on the open market provided that: maximum purchase price: EUR 170.00; maximum number of shares that may be acquired: 10% of the number of shares comprising the share capital; Authority expires after 18 months

E.9   Authorize the Board of Directors, canceling and replacing the delegation set        Mgmt    For       *
      forth in Resolution 9 given by the general meeting of 04 MAY 2004, to reduce the share capital by canceling the shares held by the Company, provided that the total number of shares cancelled in the 24 months does not exceed 10% of the capital; Authority expires after 18 months; and authorize the Board of
      Directors to take all necessary measures and accomplish all necessary

E.10  Authorize liti the Board of Directors, canceling and replacing the delegation set   Mgmt    For       *
      forth in Resolution 10 given by the general meeting of 04 MAY 2004, to issue ordinary shares and securities giving access to the share capital of the
      Company with maintenance of the shareholders' preferential right of subscription in one or more transactions, in France or abroad, by a maximum nominal amount of EUR 400,000,000.00 provided that maximum overall nominal amount of debt securities to be issued shall not exceed EUR
      2,000,000,000.00; Authority expires after 26 months; and authorize the Board of
      Directors to take all necessary measures and accomplish all necessary

E.11  formalities Authorize the Board of Directors to issue convertible bonds and, or     Mgmt    For       *
      transferable bonds into Company or its subsidiaries' Oceane new shares or existing shares, with suppression of the shareholders' preferential right provided that the maximal nominal value of capital increases to be carried out under this delegation of authority shall not exceed EUR 200,000,000.00 and the accrued nominal amount of share increase not to exceed: EUR 400,000,000.00;
      maximum nominal amount of bonds to be issued: EUR 2,000,000,000.00;
      Authority expires after 26 months; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.12  Authorize the Board of Directors to issue debt securities giving access to the      Mgmt    For       *
      share capital of the Company or its subsidiaries in one or more transaction in
      France or abroad, provided that the maximal nominal value of capital increases to be carried out under this delegation of authority shall not exceed EUR
      200,000,000.00 and the maximum nominal amount of debt securities to be issued: EUR 2,000,000,000.00; Authority expires after 26 months; and
      authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.13  Authorize the Board of Directors to increase the number of securities               Mgmt    For       *
      to be issued in the event of a capital increase with in the limit of
      15% of the initial issue; Authority is given for a period of
      26 months

E.14  Authorize the Board of Directors to increase the share capital by a maximum         Mgmt    For       *
      nominal amount of 10% of the share capital, by way of issuing Company shares and securities giving access to share capital in consideration for the contributions in kind comprised of equity securities giving access to the share capital; Authority expires after 18 months; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

E.15  Authorize the Board of Directors, canceling and replacing the delegation set        Mgmt    For       *
      forth in Resolution 10 given by the general meeting of 14 MAY 2003, to grant, in one or more transaction, to the Employees and the Officers, to subscribe for new shares in the Company to be issued through a share capital increase, provided that the options shall not give rights to a total number of shares which shall exceed 5% of the share capital or to purchase existing shares purchased by the Company, it being provided that the option shall not give rights to a total number of shares not to exceed 10% of the share capital; Authority expires after 38 months

E.16  Authorize the Board of Directors, canceling and replacing the delegation set        Mgmt   For       *
      forth in Resolution 14 given by the general meeting of 12 DEC 2004, to increase the share capital, in one or more transactions, at its sole discretion, in favour of theCompany's employees who are Members of the Company Savings
      Plan; and to allocate free shares within the limits of Article L.443-5 of the
      Labou Law, provided that the amount shall not exceed 10% of the share capital;
      Authority expires after 26 months

E.17  Authorize the Board of Directors, canceling and replacing the delegation set        Mgmt   For       *
      forth in Resolution 15 given by the general meeting of 12 DEC 2004, to increase the share capital, in one or more transaction, at its sole discretion, in favour of the Company's Employees of Foreign Subsidiaries who are the
      Members of a Company Savings Plan, and to allocate free shares within the limits of Article L.443-5 of the Labour Law and to amend the Employees'
      preferrential right of subscription on issued shares, provided that the amount shall not exceed 10% of the share capital; Authority expires after 26 months; to accomplish all formalities, filings and registrations prescribed by law and to determine the conditional share capital increase

E.18  Authorize the Board of Directors to allocate free existing shares or shares to be   Mgmt   For       *
      issued in favor of the employees or the Officers provided that they shall not represent more than 10% of the share capital of the existing shares and 5% of the number of shares comprising the share capital for the shares to be issued;
      Authority expires after 38 months; and to take all necesary measures and accomplish all necessary formalities

E.19  Approve to reduce the nominal value of the Company's shares by stock split          Mgmt   For       *
      and each share will be divided in to two shares and the share will be exchanged for 2 new shares of a nominal value of EUR 5.00; and authorize the Board of
      Directors to take all necessary measures and accomplish all necessary formalities, filings and registrations prescribed by law and amend the Article 6 of the Association Registered Capital and 11 Board of Directors

E.20  Authorize the Board of Directors to issue securities representing debt giving       Mgmt   For       *
      access to the allocation of debt securities, for an amount which shall not exceed
      EUR 2,000,000,000.00; Authority expires at the end of 26 months; and to take all necessary measures and accomplish all necessary formalities

E.21  Amend Article of Association Number 11.3 referring to the duration of the term      Mgmt   For       *
      of office of the Directors

E.22  Grant all powers to the bearer of a copy or an extract of the minutes of the        Mgmt   For       *
      present to accomplish all deposits and publications prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER   CUSTODIAN      BALLOT SHARES    SHARES ON LOAN      VOTE DATE    DATE CONFIRMED
   812256          55P              8573               0              04/06/05       04/06/05

VIVENDI UNIVERSAL

   SECURITY F7063C114                      MEETING TYPE Ordinary General Meeting
 TICKER SYMBOL                             MEETING DATE 04/18/05
      ISIN FR0000127771                          AGENDA 700663758 - Management

                                                                                                        FOR/AGAINST
ITEM                                      PROPOSAL                                        TYPE  VOTE    MANAGEMENT
O.1   Receive the report of the Board of Directors and the general report of the          Mgmt   For      *
      Statutory Auditors, approves the financial statements and the balance sheet for the year 2004, in the form presented to the meeting

O.2   Receive the reports of the Board of Directors and the Statutory Auditors, and       Mgmt   For      *
      approve the consolidated financial statements for the said FY, in the form presented to the meeting

O.3   Receive the special report of the Auditors on Agreements governed by Articles       Mgmt   For      *
      L. 225-40 of the French Commercial Code and approve the said report and the agreements referred to therein

O.4   Approve the recommendations of the Board of Directors and resolve to                Mgmt   For      *
      appropriate the profits of EUR 1,227,292,200.00 as follows: legal reserve: EUR
      61,364,610.00, global dividend: EUR 643,574,618.00, carry forward account:
      EUR 522,352,972.00; the shareholders will receive a net dividend of EUR
      0.60 per share, this dividend will be paid on 04 MAY 2005, the sum of
      EUR 3,251,101.00 corresponding to the amount of the special reserve on long-term capital gains, registered in the individual accounts on 21
      DEC 2004, will be transferred to the other reserves account, as required by Law

E.5   Approve that the Company shall be ruled by an Executive Committee and a             Mgmt   For      *
      Supervisory Board

O.6   Receive the Board of Directors report and adopt the text of the new Articles of     Mgmt   For      *
      Association which will govern hence forth the Company

O.7   Authorize the Board of Directors, or if the Resolutions Numbers E.5 and O.6 are     Mgmt   For      *
      adopted, to the Executive Committee, to increase in one or more transactions, in France or abroad, with shareholders' preferential subscription rights maintained, the share capital by a maximum nominal amount of EUR
      1,000,000,000.00, by way of issuing ordinary shares of the Company as well as any kind of securities giving access by any means to ordinary shares of the
      Company Authority expires at the end of 26 months, it cancels and replaces the delegation set forth in Resolution Number 17 and given by the general meeting of 29 APR 2003

O.8   Authorize the Board of Directors, or if the Resolution Numbers E.5 and O.6 are      Mgmt   For      *
      adopted, to the Executive Committee to increase in one or more transactions, in
      France or abroad, with waiver of shareholders' pre-emptive subscription rights, the share capital by a maximum nominal amount of EUR 500,000,000.00, by way of issuing ordinary shares of the Company as well as securities giving access by any means to ordinary shares of the Company, this amount shall count against the overall value set forth in Resolution Number O.7; Authority expires at the end of 26 months it cancels and replaces the delegation set forth in resolution number 18 and given by the general meeting of 29 APR 2003; in all cases, the amount of the capital increases realized according to the present resolution, counts against the overall value set forth in Resolution Number O.7

O.9   Authorize the Board of Directors, or if the Resolutions Numbers E.5 and O.6 are     Mgmt   For      *
      adopted, the Executive Committee to increase within the limit of the global ceiling set in the Resolution Number O.7, the number of shares, equity securities or securities to be issued in case of a share capital increase, with or without pre-emptive subscription rights; Authority expires after 26 months

E.10  Authorize the Board of Directors, or if the Resolutions Numbers E.5 and O.6 are     Mgmt   For      *
      adopted, the Executive Committee all powers in order to increase the share capital, in one or more transactions, by a maximum nominal amount of
      EUR 500,000,000.00, by way of capitalizing premiums, retained earnings, income or others, to be carried out through the allotment of bonus shares or the raise of the par value of the existing shares; this amount shall count against the overall value set forth in Resolution
      Number O.7; Authority expires at the end of 26 months; the present delegation cancels and replaces the delegation set forth in Resolution
      Number 19 and given by the general meeting of 29 APR 2003

O.11  Authorize the Board of Directors, or if the Resolutions Numbers O.5 and O.6          Mgmt   For      *
      are adopted, the Executive Committee to increase the share capital, in one or more transactions, in favour of the Company's employees who are members of a company savings plan, with the issue of shares to be paid up in cash;
      Authority expires at the end of 26 months and for an amount, which shall not exceed 1.5% of the share capital; the present delegation cancels and replaces, for the period unused, the delegation set forth in Resolution number 21 and given by the general meeting of 23 APR 2003; in all the cases, the amount of the capital increases realized according to the present resolution, counts against the overall value set forth in Resolution Number 7; grant all powers to the Board of Directors, or if the Resolutions Numbers O.5 and O.6 are adopted, to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

E.12  Authorize the Board of Directors, or if the Resolutions Numbers O.5 and O.6         Mgmt    For       *
      are adopted, the Executive Committee, all powers to grant, in one or more transactions, to Officers, Senior Managers, Senior Executives or exceptionally
      Non-Executive employees of the Group Vivendi Universal, options giving the right to subscribe for new shares in the Company to be issued through a share capital increase, it being provided that the options shall not give rights to a total number of shares, which shall not exceed 2.5% of the share capital; Authority expires at the end of 36 months; the present delegation cancels and replaces, for the period unused the delegation set forth in Resolution 20 and given by the general meeting of 29 APR 2003; in all the cases, the amount of the capital increase realized according to the present resolution, counts against the overall value set forth in Resolution Number 7, authorise the Board of Directors, or if the Resolutions Numbers 5 and 5 are adopted to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

O.13  Authorize the Board of Directors, or if the Resolutions Numbers E.5 and O.6 are     Mgmt    For       *
      adopted, the Executive committee to proceed, in one or more transactions to the allotment of ordinary bonus shares in issue or to be issued; the maximum number of shares granted will not exceed 5% of the share capital; Authority expires at the end of 36 months; authorize the Board of Directors, or if the
      Resolutions Number E.5 and O.6 are adopted, to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

O.14  Authorize if the Resolution Number O.30 is approved, the Board of Directors, or     Mgmt    For       *
      if the Resolution Numbers E.5 and O.6 are adopted, the Executive Committee, to reduce the share capital by canceling the shares held by the Company in connection witha Stock Repurchase Plan, provided that the total number of shares cancelled in the 24 months does not exceed 10% of thecapital; and
      authorize the Board of directors, or if the resolution numbers E.5 and O.6 are adopted, to the Executive committee to take all necessary measures and accomplish all necessary formalities

O.15  Appoint Mr. Jean Rene Fourtou as a Member of the Supervisory Board for a            Mgmt    For       *
      period of 3 years

O.16  Appoint Mr. Claude Bebear as a Member of the Supervisory Board for a period         Mgmt    For       *
      of 3 years

O.17  Appoint Mr. Gerard Bremond as a Member of the Supervisory Board for a               Mgmt    For       *
      period of 3 years

O.18  Appoint Mr. Fernando Falco as a Member of the Supervisory Board for a period        Mgmt    For       *
      of 3 years

O.19  Appoint Mr. Paul Fribourg as a Member of the Supervisory Board for a period of      Mgmt    For       *
      3 years

O.20  Appoint Mr. Gabriel Hawawini as a Member of the Supervisory Board for a             Mgmt    For       *
      period of 1 year

O.21  Appoint Mr. Henri Lachmann as a Member of the Supervisory Board for a               Mgmt    For       *
      period of 3 years

O.22  Appoint Mr. Rodocanachi as a Member of the Supervisory Board for a period of        Mgmt    For       *
      3 years

O.23  Appoint Mr. Karel Van Miert as a Member of the Supervisory Board for a period       Mgmt    For       *
      of 3 years

O.24  Appoint Mrs. Sarah Frank as a Member of the Supervisory Board for a period of       Mgmt    For       *
      4 years

O.25  Appoint Mr. Patrick Kron as a Member of the Supervisory Board for a period of       Mgmt    For       *
      4 years

O.26  Appoint Mr. Andrzej Olechowski as a Member of the Supervisory Board for a           Mgmt    For       *
      period of 4 years

O.27  Approve to award total annual fees of EUR 1,200,000.00 to the Supervisory           Mgmt    For       *
      Board

O.28  Approve to renew the term of office of the Cabinet Alustro-Reydelas the             Mgmt    For       *
      Statutory Auditor for a period of 6 years

O.29  Appoint Mr. San Claude Reydel in replacement of Mr. Hubert Luneau as a              Mgmt    For       *
      Deputy Auditor for a period of 6 years

O.30  Authorize the Board of Directors or if the Resolutions Numbers E.5 and O.6 are      Mgmt    For       *
      adopted, the Executive Committee to trade in the Company's shares on the stock market, as per the following conditions: maximum purchase price: EUR
      40.00 the purchase amount accumulated upon the basis of an average price of
      EUR 24.00 per share, will not exceed EUR 2,570,000,000.00; Authority expires at the end of 18 months; the present delegation cancels and replaces for the remaining period, the delegation given by the CGM of 06 MAY 2004; and
      authorize the Board of Directors, or if the Resolutions Number E.5 and O.6 are
      adopted, to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

O.31  Grant all powers to the bearer of a copy or an extract of the minutes of this       Mgmt    For       *
      meeting in order to accomplish all formalities, filings and registrations prescribed by law

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER       CUSTODIAN      BALLOT SHARES    SHARES ON LOAN     VOTE DATE     DATE CONFIRMED
   812256               55P             44000               0            04/04/05         04/04/05

VIVENDI UNIVERSAL

   SECURITY F7063C114                       MEETING TYPE MIX
 TICKER SYMBOL                              MEETING DATE 04/28/05
      ISIN FR0000127771                           AGENDA 700686023 - Management

                                                                    FOR/AGAINST
ITEM             PROPOSAL                   TYPE        VOTE         MANAGEMENT

O.1   Receive the report of the Board of Directors and the general report of the          Mgmt         For       *
      Statutory Auditors, approves the financial statements and the balance sheet for the year 2004, in the form presented to the meeting

O.2   Receive the reports of the Board of Directors and the Statutory Auditors,           Mgmt         For       *
      and approve the consolidated financial statements for the said FY, in the form presented to the meeting

O.3   Receive the special report of the Auditors on Agreements governed by                Mgmt         For       *
      Articles L. 225-40 of the French Commercial Code and approve the said report and the agreements referred to therein

O.4   Approve the recommendations of the Board of Directors and resolve to                Mgmt         For       *
      appropriate the profits of EUR 1,227,292,200.00 as follows: legal reserve:
      EUR 61,364,610.00, global dividend: EUR 643,574,618.00, carry forward account: EUR 522,352,972.00; the shareholders will receive a net dividend of EUR 0.60 per share, this dividend will be paid on 04 MAY 2005, the sum of EUR 3,251,101.00 corresponding to the amount of the special reserve on long-term capital gains, registered in the individual accounts on 21 DEC
      2004, will be transferred to the other reserves account, as required by
      Law

E.5   Approve that the Company shall be ruled by an Executive Committee and a             Mgmt         For       *
      Supervisory Board

O.6   Receive the Board of Directors report and adopt the text of the new                 Mgmt         For       *
      Articles of Association which will govern henceforth the Company

O.7   Authorize the Board of Directors, or if the Resolutions Numbers E.5 and             Mgmt         For       *
      O.6 are adopted, to the Executive Committee, to increase in one or more transactions, in France or abroad, with shareholders' preferential subscription rights maintained, the share capital by a maximum nominal amount of EUR 1,000,000,000.00, by way of issuing ordinary shares of the
      Company as well as any kind of securities giving access by any means to ordinary shares of the Company Authority expires at the end of 26 months, it cancels and replaces the delegation set forth in Resolution Number 17 and given by the general meeting

O.8   of Authorize 29 APR the 2003 Board of Directors, or if the Resolution               Mgmt         For       *
      Numbers E.5 and O.6 are adopted, to the Executive Committee to increase in one or more transactions, in France or abroad, with waiver of shareholders' pre-emptive subscription rights, the share capital by a maximum nominal amount of EUR 500,000,000.00, by way of issuing ordinary shares of the Company as well as securities giving access by any means to ordinary shares of the Company, this amount shall count against the overall value set forth in Resolution Number O.7; Authority expires at the end of 26 months it cancels and replaces the delegation set forth in resolution number 18 and given by the general meeting of 29 APR 2003; in all cases, the amount of the capital increases realized according to the present resolution, counts against the overall value set forth in
      Resolution Number O.7

O.9   Authorize the Board of Directors, or if the Resolutions Numbers E.5 and             Mgmt         For       *
      O.6 are adopted, the Executive Committee to increase within the limit of the global ceiling set in the Resolution Number O.7, the number of shares, equity securities or securities to be issued in case of a share capital increase, with or without pre-emptive subscription rights; Authority expires after 26 months

E.10  Authorize the Board of Directors, or if the Resolutions Numbers E.5 and             Mgmt         For       *
      O.6 are adopted, the Executive Committee all powers in order to increase the share capital, in one or more transactions, by a maximum nominal amount of EUR 500,000,000.00, by way of capitalizing premiums, retained earnings, income or others, tobe carried out through the allotment of bonus shares or the raise of the par value of the existing shares; this amount shall countagainst the overall value set forth in Resolution Number
      O.7; Authority expires at the end of 26 months; the present delegation cancels and replaces the delegation set forth in Resolution Number 19 and given by the general meeting of 29 APR 2003

O.11  Authorize the Board of Directors, or if the Resolutions Numbers O.5 and             Mgmt         For       *
      O.6 are adopted, the Executive Committee to increase the share capital, in one or more transactions, in favor of the Company's employees who are members of a company savings plan, with the issue of shares to be paid up in cash; Authority expires at the end of 26 months and for an amount, which shall not exceed 1.5% of the share capital; the present delegation cancels and replaces, for the period unused, the delegation set forth in
      Resolution number 21 and given by the general meeting of 23 APR 2003; in all the cases, the amount of the capital increases realized according to the present resolution, counts against the overall value set forth in
      Resolution Number 7; grant all powers to the Board of Directors, or if the
      Resolutions Numbers O.5 and O.6 are adopted, to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

E.12  Authorize the Board of Directors, or if the Resolutions Numbers O.5 and             Mgmt         For       *
      O.6 are adopted, the Executive Committee, all powers to grant, in one or more transactions, to Officers, Senior Managers, Senior Executives or
      exceptionally Non-Executive employees of the Group Vivendi Universal, options giving the right to subscribe for new shares in the Company to be issued through a share capital increase, it being provided that the options shall not give rights to a total number of shares, which shall not exceed 2.5% of the share capital; Authority expires at the end of 36 months; the present delegation cancels and replaces, for the period unused the delegation set forth in Resolution 20 and given by the general meeting of 29 APR 2003; in all the cases, the amount of the capital increase realized according to the present resolution, counts against the overall value set forth in Resolution Number 7, authorize the Board of Directors, or if the Resolutions Numbers 5 and 5 are adopted to the Executive
      Committee, to take all necessary measures and accomplish all necessary formalities

O.13  Authorize the Board of Directors, or if the Resolutions Numbers E.5 and             Mgmt         For       *
      O.6 are adopted, the Executive committee to proceed, in one or more transactions to the allotment of ordinary bonus shares in issue or to be issued; the maximum number of shares granted will not exceed 5% of the share capital; Authority expires at the end of 36 months; authorize the
      Board of Directors, or if the Resolutions Number E.5 and O.6 are adopted, to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

O.14  Authorize if the Resolution Number O.30 is approved, the Board of                   Mgmt         For       *
      Directors, or if the Resolution Numbers E.5 and O.6 are adopted, the
      Executive Committee, to reduce the share capital by canceling the shares held by the Company in connection with a Stock Repurchase Plan, provided that the total number of shares cancelled in the 24 months does not exceed
      10% of the capital; and authorize the Board of directors, or if the resolution numbers E.5 and O.6 are adopted, to the Executive committee to take all necessary measures and accomplish all necessary formalities

O.15  Appoint Mr. Jean Rene Fourtou as a Member of the Supervisory Board for a            Mgmt         For       *
      period of 3 years

O.16  Appoint Mr. Claude Bebear as a Member of the Supervisory Board for a                Mgmt         For       *
      period of 3 years

O.17  Appoint Mr. Gerard Bremond as a Member of the Supervisory Board for a               Mgmt         For       *
      period of 3 years

O.18  Appoint Mr. Fernando Falco as a Member of the Supervisory Board for a               Mgmt         For       *
      period of 3 years

O.19  Appoint Mr. Paul Fribourg as a Member of the Supervisory Board for a                Mgmt         For       *
      period of 3 years

O.20  Appoint Mr. Gabriel Hawawini as a Member of the Supervisory Board for a             Mgmt         For       *
      period of 1 year

O.21  Appoint Mr. Henri Lachmann as a Member of the Supervisory Board for a               Mgmt         For       *
      period of 3 years

O.22  Appoint Mr. Rodocanachi as a Member of the Supervisory Board for a period           Mgmt         For       *
      of 3 years

O.23  Appoint Mr. Karel Van Miert as a Member of the Supervisory Board for a              Mgmt         For       *
      period of 3 years

O.24  Appoint Mrs. Sarah Frank as a Member of the Supervisory Boardfor a period           Mgmt         For       *
      of 4 years

O.25  Appoint Mr. Patrick Kron as a Member of the Supervisory Board for a period          Mgmt         For       *
      of 4 years

O.26  Appoint Mr. Andrzej Olechowski as a Member of the Supervisory Board for a           Mgmt         For       *
      period of 4 years

O.27  Approve to award total annual fees of EUR 1,200,000.00 to the Supervisory           Mgmt         For       *
      Board

O.28  Approve to renew the term of office of the Cabinet Alustro-Reydelas the             Mgmt         For       *
      Statutory Auditor for a period of 6 years

O.29  Appoint Mr. San Claude Reydel in replacement of Mr. Hubert Luneau as a              Mgmt         For       *
      Deputy Auditor for a period of 6 years

O.30  Authorize the Board of Directors or if the Resolutions Numbers E.5 and O.6          Mgmt         For       *
      are adopted, the Executive Committee to trade in the Company's shares on the stock market, as per the following conditions: maximum purchase price:
      EUR 40.00 the purchase amount accumulated upon the basis of an average price of EUR 24.00 per share, will not exceed EUR 2,570,000,000.00;
      Authority expires at the end of 18 months; the present delegation cancels and replaces for the remaining period, the delegation given by the CGM of
      06 MAY 2004; and authorize the Board of Directors, or if the Resolutions
      Number E.5 and O.6 are adopted, to the Executive Committee, to take all necessary measures and accomplish all necessary formalities

O.31  Grant all powers to the bearer of a copy or an extract of the minutes of            Mgmt         For       *
      this meeting in order to accomplish all formalities, filings and registrations prescribed by law

O.32  Amend Article of Association Number 17                                              Mgmt         For       *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN      BALLOT SHARES     SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
   812256             55P            44000                0             04/15/2005       04/15/2005

WESTFIELD GROUP

     SECURITY  Q97062105       MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   05/12/2005
         ISIN  AU000000WDC7          AGENDA   700697494 - Management

                                                                                                            FOR/AGAINST
ITEM                           PROPOSAL                                                TYPE         VOTE    MANAGEMENT
1.    Approve the Company's financial statements and the reports for the             Non-Voting
      shortened FYE 31 DEC 2004

2.    Approve the Company's remuneration report for the shortened FYE 31 DEC            Mgmt         For        *

3.    Re-elect Mr. Frederick G. Hilmer AO as a Director of the Company, who             Mgmt         For        *
      retires by rotation in accordance with the Company's Constitution

4.    Re-elect Mr. Dean R. Wills AO as a Director of the Company, who retires by        Mgmt         For        *
      rotation in accordance with the Company's Constitution

5.    Re-elect Mr. David H. Lowy AM as a Director of the Company, who retires by        Mgmt         For        *
      rotation in accordance with the Company's Constitution

6.    Re-elect Mr. Frank P. Lowy AC as a Director of the Company, who retires by        Mgmt         For        *
      rotation in accordance with the Company's Constitution

S.7   Amend the Constitution of Westfield America Trust in accordance with the          Mgmt         For        *
      provisions of the Supplemental Deed Poll - Westfield America Trust
      Supplemental Deed Poll as specified and authorize the Westfield America
      Management Limited to execute the Supplememental Deed Poll and lodge it with the Australian Securities and Investments Commission

S.8   Amend the Constitution of Westfield Trust in accordance with the                  Mgmt         For        *
      provisions of the Supplemental Deed Poll - Westfield Trust Supplemental
      Deed Poll as specified and authorize the Westfield Management Limited to execute the Supplemental Deed Poll and lodge it with the Australian
      Securities and Investments Commission

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER     CUSTODIAN      BALLOT SHARES     SHARES ON LOAN      VOTE DATE        DATE CONFIRMED
    812256            55P            45000                0             04/28/2005          04/28/2005

WOLTERS KLUWER NV

     SECURITY  N9643A114            MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                       MEETING DATE   02/01/2005
         ISIN  NL0000395887         AGENDA         700634175 - Management

                                                                                 FOR/AGAINST
ITEM                      PROPOSAL                 TYPE             VOTE         MANAGEMENT
1.    Opening                                     Non-Voting
2.    Approve the Corporate governance            Non-Voting
3.    Any other business                          Non-Voting
4.    Closure                                     Non-Voting

ACCOUNT NUMBER   CUSTODIAN         BALLOT SHARES    SHARES ON LOAN      VOTE DATE     DATE CONFIRMED
   812256          55P                  49600             0             01/19/2005       01/19/2005

WOLTERS KLUWER NV

     SECURITY   N9643A114              MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                          MEETING DATE    02/01/2005
         ISIN   NL0000395887                 AGENDA    700635002 - Management

                                                                            FOR/AGAINST
ITEM                 PROPOSAL                        TYPE          VOTE     MANAGEMENT
1.    Opening                                    Non-Voting
2.    Approve the Corporate governance              Mgmt           For          *
3.    Any other business                            Other          For          *
4.    Closure                                    Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN        BALLOT SHARES     SHARES ON LOAN     VOTE DATE      DATE CONFIRMED
  812256            55P               49600                 0           01/21/2005        01/21/2005

WOLTERS KLUWER NV

     SECURITY   N9643A114               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   04/14/2005
        ISIN    NL0000395887                  AGENDA   700673999 - Management

                                                                                                                FOR/AGAINST
ITEM                                          PROPOSAL                                     TYPE         VOTE    MANAGEMENT
 1.    Opening                                                                          Non-Voting

 2.a   Approve the report of the Management for the year 2004                              Mgmt          For         *

 2.b   Approve the notice by Supervisory Board for the year 2004                           Mgmt          For         *

 2.c   Approve the reservation and the dividend policy                                     Mgmt          For         *

 2.d   Adopt the annual accounts for 2004                                                  Mgmt          For         *

 2.e   Approve the payment in cash EUR 0.55 or optional in shares                          Mgmt          For         *

 3.a   Grant discharge from liability to the Management Board                              Mgmt          For         *

 3.b   Grant discharge from liability to the Supervisory Board                             Mgmt          For         *

 4.    Approve the Corporate Governance                                                    Mgmt          For         *

 5.    Amend the Articles of Association                                                   Mgmt          For         *

 6.a   Re-appoint Mrs. A.J. Frost as a Member of the Supervisory Board                     Mgmt          For         *

 6.b   Re-appoint Mr. P.N. Wakkie as a Member of the Supervisory Board                     Mgmt          For         *

 7.    Approve the remuneration of the Supervisory Board                                   Mgmt          For         *

 8.a   Authorize the Management Board to issue shares/grant rights to take shares          Mgmt          For         *

 8.b   Authorize the Management Board to restrict or exclude the pre-emptive rights        Mgmt          For         *

 9.    Grant powers to purchase Company's own shares                                       Mgmt          For         *

 10.   Grant assignment to KPMG                                                            Mgmt          For         *

 11.   Questions                                                                           Mgmt          For         *

 12.   Closure                                                                          Non-Voting

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER   CUSTODIAN    BALLOT SHARES  SHARES ON LOAN      VOTE DATE        DATE CONFIRMED
   812256            55P           80600          0               03/31/2005         03/31/2005

WOODSIDE PETROLEUM LTD

     SECURITY   980228100                  MEETING TYPE   Annual General Meeting
TICKER SYMBOL                              MEETING DATE   04/19/2005
         ISIN   AU000000WPL2                     AGENDA   700665942 - Management

                                                                                                                FOR/AGAINST
ITEM                                         PROPOSAL                                       TYPE        VOTE    MANAGEMENT
 1.   Receive and approve the financial report of the Company and the reports of the     Non-Voting
      Directors and the Auditor for the YE 31 DEC 2004

 2.   Elect Mr. Andrew Jamieson as a Director, in accordance with the Rule 75(c) of         Mgmt         For         *
      the Company's Constitution

 3.   Adopt the Woodside Petroleum Ltd. Executive Incentive Plan                            Mgmt         For         *

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN       BALLOT SHARES       SHARES ON LOAN        VOTE DATE   DATE CONFIRMED
    812256             55P              44192                 0               03/31/2005     03/31/2005

WPP GROUP PLC

     SECURITY  G97974102         MEETING TYPE   Annual General Meeting
TICKER SYMBOL                    MEETING DATE   06/27/2005
         ISIN  GB0009740423            AGENDA   700740031 - Management

                                                                                                                  FOR/AGAINST
ITEM                                           PROPOSAL                                   TYPE           VOTE     MANAGEMENT
 1.   Receive and adopt the Company's accounts for the FYE 31 DEC 2004,                   Mgmt            For         *
      together with the last Directors' report and the last Directors'
      remuneration report and the Auditors' report on those accounts and the audited part of the remuneration report

 2.   Declare a final dividend for the YE 31 DEC 2004                                     Mgmt            For         *

 3.   Elect Mrs. Lubna Olayan as a Director                                               Mgmt            For         *

 4.   Elect Mr. Jeffery Rosen as a Director                                               Mgmt            For         *

 5.   Elect Mr. Mark Read as a Director                                                   Mgmt            For         *

 6.   Re-elect Sir Martin Sorrell as a Director                                           Mgmt            For         *

 7.   Re-elect Mr. Stanley Morten as a Director                                           Mgmt            For         *

 8.   Re-elect Mr. John Quelch as a Director                                              Mgmt            For         *

 9.   Re-appoint Deloitte & Touche LLP as the Auditors of the Company to hold             Mgmt            For         *
      offic e from the conclusion of the meeting to the conclusion of the next meeting at which the accounts are laid and authorize the Directors to determine their remuneration

10.   Authorize the Directors, in accordance with Article 6 of the Company's              Mgmt            For         *
      Articles of Association and pursuant to Section 80 of the Companies Act
      1985, to allot relevant securities up to an aggregate nominal amount of
      GBP 42,115,797; Authority expires on 27 JUN 2010

s.11  Authorize the Company, in accordance with Article 11 of the Company's               Mgmt            For         *
      Articles of Association and the Companies Act 1985, to make market purchases Section 163(3) of the Companies Act 1985 of up to 126,473,866
      ordinary shares of 10 pence each in the Company, at a minimum price of 10 pence and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; Authority expires at the conclusion of the
      AGM of the Company to be held in 2006; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

s.12  Authorize the Directors, in accordance with Article 7 of the Company's              Mgmt            For         *
      Articles of Association, to allot equity securities, for cash and that for the purpose of Paragraph (1)(b) of the Article 7, up to an aggregate nominal amount of GBP 6,323,693; Authority expires 27 JUN 2010

13.   Approve the WPP Directors' remuneration report as specified in the reports          Mgmt            For         *
      of the Compensation Committee contained in the 2004 report and the accounts

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN    BALLOT SHARES    SHARES ON LOAN    VOTE DATE    DATE CONFIRMED
    812256          55P            132100              0          06/15/2005      06/15/2005

ZURICH FINANCIAL SERVICES, ZUERICH

     SECURITY   H9870Y105              MEETING TYPE   Annual General Meeting
TICKER SYMBOL                          MEETING DATE   04/19/2005
         ISIN   CH0011075394                 AGENDA   700628918 - Management

                                                                                                                FOR/AGAINST
ITEM                          PROPOSAL                                                   TYPE         VOTE      MANAGEMENT
1.    TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST BE NOTIFIED                    Registration   No Action        *
      TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RECORD DATE.
      PLEASE ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY
      REGISTRAR HAS DISCRETION OVER GRANTING VOTING RIGHTS. ONCE THE AGENDA IS
      AVAILABLE, A SECOND NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING
      INSTRUCTIONS. THANK YOU

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER    CUSTODIAN    BALLOT SHARES      SHARES ON LOAN       VOTE DATE      DATE CONFIRMED
    812256           55P           8100                 0              03/25/2005        03/25/2005

ZURICH FINANCIAL SERVICES, ZUERICH

     SECURITY   H9870Y105               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   04/19/2005
         ISIN   CH0011075394                  AGENDA   700667047 - Management

                                                                                                                       FOR/AGAINST
ITEM                            PROPOSAL                                                  TYPE           VOTE          MANAGEMENT
1.     Approve the annual report, the annual financial statements and the                 Mgmt         No Action          *
       consolidated financial statements for 2004

2.     Approve the appropriation of available earnings of Zurich Financial                Mgmt         No Action          *
       Services for 2004

3.     Approve to reduce the share capital, repayment of reduction in nominal             Mgmt         No Action          *
       value, and changes to the Articles of Incorporation

4.     Amend the Articles of Incorporation                                                Mgmt         No Action          *

5.     Grant release to the Members of the Board of Directors and the Group               Mgmt         No Action          *
       Executive Committee

6.1.1  Elect Mr. Manfred Gentz as a Board of Director                                     Mgmt         No Action          *

6.1.2  Re-elect Ms. Rosalind Gilmore as a Board of Director                               Mgmt         No Action          *

6.1.3  Re-elect Mr. Dana Mead as a Board of Director                                      Mgmt         No Action          *

6.1.4  Re-elect Mr. Gerhard Schulmeyer as a Board of Director                             Mgmt         No Action          *

6.2.1  Re-elect PricewaterhouseCoopers Limited, Zurich, as the Statutory Auditors         Mgmt         No Action          *
       and the Group Auditors

6.2.2  Re-elect OBT AG, Zurich, as the Special Auditor according to the Article           Mgmt         No Action          *
       25 Paragraph 3 of the Articles of Incorporation

* MANAGEMENT POSITION UNKNOWN

ACCOUNT NUMBER      CUSTODIAN      BALLOT SHARES       SHARES ON LOAN      VOTE DATE         DATE CONFIRMED
   812256              55P             8100                 0               04/04/2005           04/04/2005

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
04/04/05 - A     ANALOGIC CORP. *ALOG*                    032657207                       02/08/05               967
                 1       Elect Directors                               For      For                 Mgmt

04/07/05 - A     BECKMAN COULTER, INC. *BEC*              075811109                       02/07/05               250
                 1       Elect Directors                               For      For                 Mgmt
                 2       Increase Authorized Common Stock              For      For                 Mgmt

04/07/05 - A     THE BEAR STEARNS COMPANIES INC. *BSC*    073902108                       02/23/05               400
                 1       Elect Directors                               For      For                 Mgmt
                 2       Amend Executive Incentive Bonus Plan          For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

04/18/05 - A     COMPASS BANCSHARES, INC. *CBSS*          20449H109                       03/04/05             5,800
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

04/18/05 - A     GENUINE PARTS CO. *GPC*                  372460105                       02/11/05               965
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Thomas C. Gallagher --- For
                 1.2     Elect Director John D. Johns --- Withhold
                 1.3     Elect Director Lawrence G. Steiner --- For
                 2       Ratify Auditors                               For      For                 Mgmt

04/21/05 - A     AMSOUTH BANCORPORATION *ASO*             032165102                       02/22/05             1,400
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Report on Political Contributions             Against  Against             ShrHoldr

04/21/05 - A     TELLABS, INC. *TLAB*                     879664100                       02/22/05             4,600
                 1       Elect Directors                               For      For                 Mgmt
                 2       Approve Qualified Employee Stock Purchase     For      For                 Mgmt
                         Plan
                 3       Ratify Auditors                               For      For                 Mgmt

04/21/05 - A     WAUSAU PAPER CORP *WPP*                  943315101                       02/18/05             2,605
                 1       Elect Directors                               For      For                 Mgmt
                 2       Change Company Name                           For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
04/25/05 - A     THE LUBRIZOL CORP. *LZ*                  549271104                       03/04/05             7,700
                 1       Elect Directors                               For      For                 Mgmt
                 2       Approve Omnibus Stock Plan                    For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

04/26/05 - A     L-3 COMMUNICATIONS HOLDINGS, INC.        502424104                       03/18/05             3,900
                 *LLL*
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

04/27/05 - A     BURLINGTON RESOURCES INC. *BR*           122014103                       02/28/05             3,900
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director B.T. Alexander --- For
                 1.2     Elect Director R.V. Anderson --- For
                 1.3     Elect Director L.I. Grant --- For
                 1.4     Elect Director R.J. Harding --- For
                 1.5     Elect Director J.T. LaMacchia --- For
                 1.6     Elect Director R.L. Limbacher --- For
                 1.7     Elect Director J.F. McDonald --- Withhold
                 1.8     Elect Director K.W. Orce --- Withhold
                 1.9     Elect Director D.M. Roberts --- For
                 1.10    Elect Director J.A. Runde --- For
                 1.11    Elect Director J.F. Schwarz --- For
                 1.12    Elect Director W. Scott, Jr. --- For
                 1.13    Elect Director B.S. Shackouls --- For
                 1.14    Elect Director S.J. Shapiro --- For
                 1.15    Elect Director W.E. Wade, Jr --- For
                 2       Ratify Auditors                               For      For                 Mgmt

04/27/05 - A     ENERGEN CORP. *EGN*                      29265N108                       03/04/05             4,100
                 1       Elect Directors                               For      For                 Mgmt
                 2       Increase Authorized Common Stock              For      For                 Mgmt

04/27/05 - A     UNIONBANCAL CORP. *UB*                   908906100                       03/04/05             3,200
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Aida M. Alvarez --- For
                 1.2     Elect Director David R. Andrews --- For
                 1.3     Elect Director L. Dale Crandall --- For
                 1.4     Elect Director Richard D. Farman --- For
                 1.5     Elect Director Stanley F. Farrar ---
                         Withhold

Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
                 1.6     Elect Director Philip B. Flynn --- For
                 1.7     Elect Director Michael J. Gillfillan --- For
                 1.8     Elect Director Ronald L. Havner, Jr. --- For
                 1.9     Elect Director Norimichi Kanari --- For
                 1.10    Elect Director Mary S. Metz --- For
                 1.11    Elect Director Shigemitsu Miki --- Withhold
                 1.12    Elect Director Takahiro Moriguchi ---
                         Withhold
                 1.13    Elect Director Takashi Morimura --- For
                 1.14    Elect Director J. Fernando Niebla --- For
                 1.15    Elect Director Tetsuo Shimura --- For
                 2       Amend Omnibus Stock Plan                      For      Against             Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt
                 4       Provide for Confidential Voting               For      For                 ShrHoldr

04/28/05 - A     ALEXANDER & BALDWIN, INC. *ALEX*         014482103                       02/18/05              1,200
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Amend Stock Option Plan                       For      For                 Mgmt

04/28/05 - A     CABOT OIL & GAS CORP. *COG*              127097103                       03/16/05              5,200
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

04/28/05 - A     DIEBOLD, INC. *DBD*                      253651103                       03/04/05              6,100
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Approve Executive Incentive Bonus Plan        For      For                 Mgmt

04/29/05 - A     TRANSCANADA CORP *TRP.*                  89353D107                       03/04/05             10,800
                 1       Elect Directors                               For      For                 Mgmt
                 2       Approve KPMG LLP as Auditors and Authorize    For      For                 Mgmt
                         Board to Fix Remuneration of Auditors

05/02/05 - A     JEFFERSON-PILOT CORP. *JP*               475070108                       03/01/05              3,800
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
05/03/05 - A     AMBAC FINANCIAL GROUP, INC. *ABK*        023139108                       03/07/05              3,400
                 1       Elect Directors                               For      For                 Mgmt
                 2       Amend Executive Incentive Bonus Plan          For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/03/05 - A     NORTH FORK BANCORPORATION, INC. *NFB*    659424105                       03/04/05             11,400
                 1       Elect Directors                               For      For                 Mgmt
                 2       Increase Authorized Common Stock              For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/05/05 - A     BEMIS COMPANY, INC. *BMS*                081437105                       03/11/05              7,095
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Edward N. Perry --- For
                 1.2     Elect Director William J. Scholle ---
                         Withhold
                 1.3     Elect Director Timothy M. Manganello --- For
                 1.4     Elect Director Philip G. Weaver --- For
                 2       Amend Executive Incentive Bonus Plan          For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/05/05 - A     METHANEX CORP. *MX.*                     59151K108                       03/14/05             23,900
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify KPMG LLP as Auditors                   For      For                 Mgmt
                 3       Authorize Board to Fix Remuneration of the    For      For                 Mgmt
                         Auditors

05/05/05 - A     MILLENNIUM PHARMACEUTICALS, INC.         599902103                       03/08/05             10,500
                 *MLNM*
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Mark J. Levin --- Withhold
                 1.2     Elect Director A. Grant Heidrich, III ---
                         For
                 1.3     Elect Director Kenneth E. Weg --- For
                 2       Ratify Auditors                               For      For                 Mgmt

05/09/05 - A/S   AGRIUM INC. *AGU.*                       008916108                       03/17/05             16,343
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify KPMG LLP as Auditors                   For      For                 Mgmt
                 3       Amend Stock Option and Tandem SAR Plan        For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 4

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
05/10/05 - A/S   PRECISION DRILLING CORPORATION *PD.*     74022D100                       03/21/05              2,800
                 1       Elect W.C. Dunn, R.J.S. Gibson, P.M.          For      For                 Mgmt
                         Murray, F.W. Pheasey, R.L. Phillips, H.B.
                         Swartout, H.G. Wiggins as Directors
                 2       Ratify KPMG LLP as Auditors                   For      For                 Mgmt
                 3       Approve 2:1 Stock Split                       For      For                 Mgmt
                 4       Approve 2005 Stock Option Plan                For      Against             Mgmt

05/11/05 - A     CRAY INC. *CRAY*                         225223106                       03/14/05             84,800
                 1       Elect Directors                               For      For                 Mgmt
                 2       Amend Qualified Employee Stock Purchase Plan  For      For                 Mgmt

05/12/05 - A     NORFOLK SOUTHERN CORP. *NSC*             655844108                       03/07/05              5,505
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Gerald L. Baliles ---
                         Withhold
                 1.2     Elect Director Gene R. Carter --- For
                 1.3     Elect Director Charles W. Moorman --- For
                 1.4     Elect Director J. Paul Reason --- For
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Approve Omnibus Stock Plan                    For      For                 Mgmt
                 4       Approve Executive Incentive Bonus Plan        For      For                 Mgmt

05/13/05 - A     TEKELEC *TKLC*                           879101103                       03/24/05             17,300
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Robert V. Adams --- For
                 1.2     Elect Director Jean-Claude Asscher --- For
                 1.3     Elect Director Daniel L. Brenner --- For
                 1.4     Elect Director Mark A. Floyd --- For
                 1.5     Elect Director Martin A. Kaplan --- Withhold
                 1.6     Elect Director Frederick M. Lax --- For
                 1.7     Elect Director Jon F. Rager --- For
                 2       Approve Qualified Employee Stock Purchase     For      For                 Mgmt
                         Plan
                 3       Ratify Auditors                               For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 5

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
05/13/05 - A     UTSTARCOM, INC. *UTSI*                   918076100                       03/14/05               900
                 1       Elect Directors                               For      For                 Mgmt
                 2       Approve Omnibus Stock Plan                    For      Against             Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/16/05 - A     LIMITED BRANDS *LTD*                     532716107                       03/31/05             9,560
                 1       Elect Directors                               For      For                 Mgmt

05/17/05 - A     KIMCO REALTY CORP. *KIM*                 49446R109                       03/22/05             5,300
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Martin S. Kimmel --- Withhold
                 1.2     Elect Director Milton Cooper --- Withhold
                 1.3     Elect Director Richard G. Dooley ---
                         Withhold
                 1.4     Elect Director Michael J. Flynn --- Withhold
                 1.5     Elect Director Joe Grills --- For
                 1.6     Elect Director David B. Henry --- Withhold
                 1.7     Elect Director F. Patrick Hughes --- For
                 1.8     Elect Director Frank Lourenso --- Withhold
                 1.9     Elect Director Richard Saltzman --- For
                 2       Increase Authorized Common Stock              For      For                 Mgmt

05/17/05 - A     THE ST. JOE COMPANY *JOE*                790148100                       03/31/05             8,400
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Michael L. Ainslie --- For
                 1.2     Elect Director John S. Lord --- Withhold
                 1.3     Elect Director Hugh M. Durden --- For
                 1.4     Elect Director Walter L. Revell --- For
                 1.5     Elect Director Thomas A. Fanning --- For
                 1.6     Elect Director Peter S. Rummell --- For
                 1.7     Elect Director Adam W. Herbert, Jr. --- For
                 1.8     Elect Director William H. Walton, III ---
                         For
                 1.9     Elect Director Delores M. Kesler --- For
                 2       Ratify Auditors                               For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 6

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
05/18/05 - A     ADVANCE AUTO PARTS INC *AAP*             00751Y106                       03/30/05              2,600
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Adopt Policy to Prohibit Discrimination       Against  For                 ShrHoldr
                         based on Sexual Orientation

05/18/05 - A     CEPHALON, INC. *CEPH*                    156708109                       03/24/05              3,000
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Frank Baldino, Jr., Ph.D.
                         --- For
                 1.2     Elect Director William P. Egan --- For
                 1.3     Elect Director Martyn D. Greenacre ---
                         Withhold
                 1.4     Elect Director Vaughn M. Kailian --- For
                 1.5     Elect Director Charles A. Sanders, M.D. ---
                         Withhold
                 1.6     Elect Director Gail R. Wilensky, Ph.D. ---
                         For
                 1.7     Elect Director Dennis L. Winger --- For
                 1.8     Elect Director Horst Witzel, Dr.-Ing --- For
                 2       Ratify Auditors                               For      For                 Mgmt

05/18/05 - A     NEWPORT CORP. *NEWP*                     651824104                       04/01/05             18,600
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

05/18/05 - A     PACIFIC SUNWEAR OF CALIFORNIA, INC.      694873100                       04/04/05             16,810
                 *PSUN*
                 1       Elect Directors                               For      For                 Mgmt
                 3       Amend Omnibus Stock Plan                      For      For                 Mgmt
                 4       Ratify Auditors                               For      For                 Mgmt

05/18/05 - A     PROLOGIS *PLD*                           743410102                       03/21/05              7,140
                 1       Elect Directors                               For      For                 Mgmt
                 2       Declassify the Board of Trustees              For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt
                 4       Other Business                                For      Against             Mgmt

05/19/05 - A     CORPORATE OFFICE PROPERTIES TRUST,       22002T108                       03/15/05             16,000
                 INC. *OFC*
                 1       Elect Directors                               For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 7

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
05/19/05 - A     LIZ CLAIBORNE, INC. *LIZ*                539320101                       03/21/05              9,000
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Approve Executive Incentive Bonus Plan        For      For                 Mgmt
                 4       Approve Omnibus Stock Plan                    For      For                 Mgmt

05/19/05 - A     MENTOR GRAPHICS CORP. *MENT*             587200106                       03/21/05             21,000
                 1       Elect Directors                               For      For                 Mgmt

05/19/05 - A     TRIMBLE NAVIGATION LTD. *TRMB*           896239100                       03/21/05             10,060
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Steven W. Berglund --- For
                 1.2     Elect Director Robert S. Cooper --- For
                 1.3     Elect Director John B. Goodrich --- Withhold
                 1.4     Elect Director William Hart --- For
                 1.5     Elect Director Ulf J. Johansson --- For
                 1.6     Elect Director Bradford W. Parkinson ---
                         Withhold
                 1.7     Elect Director Nickolas W. Vande Steeg ---
                         For
                 2       Amend Stock Option Plan                       For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/20/05 - A     INTUITIVE SURGICAL INC *ISRG*            46120E602                       04/04/05              6,600
                 1       Elect Directors                               For      For                 Mgmt

05/23/05 - A     JEFFERIES GROUP, INC *JEF*               472319102                       04/04/05              7,300
                 1       Elect Directors                               For      For                 Mgmt

05/24/05 - A     CALLAWAY GOLF CO. *ELY*                  131193104                       03/25/05             14,600
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

05/24/05 - A     TD BANKNORTH INC *BNK*                   87235A101                       04/05/05              9,777
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Robert G. Clarke --- For
                 1.2     Elect Director P. Kevin Condron --- For
                 1.3     Elect Director John Otis Drew --- For
                 1.4     Elect Director Colleen A. Khoury --- For

Mgmt Rec - Company Management Recommended Vote                            Page 8

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
                 1.5     Elect Director Dana S. Levenson --- For
                 1.6     Elect Director Steven T. Martin --- For
                 1.7     Elect Director John M. Naughton --- For
                 1.8     Elect Director Malcolm W. Philbrook, Jr ---
                         Withhold
                 1.9     Elect Director Angelo P. Pizzagalli --- For
                 1.10    Elect Director Irving E. Rogers, III --- For
                 1.11    Elect Director William J. Ryan --- For
                 1.12    Elect Director Curtis M. Scribner --- For
                 1.13    Elect Director Gerry S. Weidema --- For
                 2       Amend Omnibus Stock Plan                      For      Against             Mgmt

05/25/05 - A     ARRIS GROUP INC *ARRS*                   04269Q100                       04/08/05             44,600
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

05/25/05 - A     CALPINE CORP. *CPN*                      131347106                       04/01/05             87,070
                 1       Elect Directors                               For      For                 Mgmt
                 2       Declassify the Board of Directors             For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/25/05 - A     THORATEC CORP. *THOR*                    885175307                       04/19/05             20,200
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director J. Donald Hill --- Withhold
                 1.2     Elect Director D. Keith Grossman --- For
                 1.3     Elect Director Howard E. Chase --- For
                 1.4     Elect Director J. Daniel Cole --- For
                 1.5     Elect Director Neil F. Dimick --- For
                 1.6     Elect Director William M. Hitchcock --- For
                 1.7     Elect Director George W. Holbrook, Jr. ---
                         Withhold
                 1.8     Elect Director Daniel M. Mulvena ---
                         Withhold
                 2       Ratify Auditors                               For      For                 Mgmt

05/26/05 - A     BJ WHOLESALE CLUB, INC *BJ*              05548J106                       04/11/05             19,500
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

05/26/05 - A     DUQUESNE LIGHT HOLDINGS INC *DQE*        266233105                       03/10/05             17,500
                 1       Elect Directors                               For      Split               Mgmt

Mgmt Rec - Company Management Recommended Vote                            Page 9

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
                 1.1     Elect Director Sigo Falk --- For
                 1.2     Elect Director David M. Kelly --- Withhold
                 1.3     Elect Director John D. Turner --- For
                 2       Ratify Auditors                               For      For                 Mgmt

05/26/05 - A     SYMYX TECHNOLOGIES, INC. *SMMX*          87155S108                       03/28/05             19,054
                 1       Elect Directors                               For      For                 Mgmt
                 2       Amend Omnibus Stock Plan                      For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

05/27/05 - A     CERNER CORP. *CERN*                      156782104                       04/01/05              9,000
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director John C. Danforth --- Withhold
                 1.2     Elect Director Neal L. Patterson --- For
                 1.3     Elect Director William D. Zollars ---
                         Withhold
                 2       Ratify Auditors                               For      For                 Mgmt

06/01/05 - A     AFFILIATED MANAGERS GROUP, INC. *AMG*    008252108                       04/15/05              5,200
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Richard Floor --- Withhold
                 1.2     Elect Director Sean M. Healey --- Withhold
                 1.3     Elect Director Harold J. Meyerman --- For
                 1.4     Elect Director William J. Nutt --- Withhold
                 1.5     Elect Director Robert C. Puff, Jr. --- For
                 1.6     Elect Director Rita M. Rodriguez --- For
                 2       Amend Executive Incentive Bonus Plan          For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

06/01/05 - A     LEAPFROG ENTERPRISES INC *LF*            52186N106                       04/11/05             36,000
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director Steven B. Fink --- Withhold
                 1.2     Elect Director Paul A. Rioux --- Withhold
                 1.3     Elect Director Thomas J. Kalinske ---
                         Withhold
                 1.4     Elect Director Jerome J. Perez --- Withhold

Mgmt Rec - Company Management Recommended Vote                           Page 10

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
                 1.5     Elect Director E. Stanton McKee, Jr. --- For
                 1.6     Elect Director Stanley E. Maron --- For
                 1.7     Elect Director Ralph R. Smith --- For
                 1.8     Elect Director Caden Wang --- For
                 2       Ratify Auditors                               For      For                 Mgmt

06/01/05 - A     TEEKAY SHIPPING CORP. *TK*               Y8564W103                       04/08/05              7,150
                         MEETING FOR HOLDERS OF ADRS
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

06/03/05 - A     ACTEL CORP. *ACTL*                       004934105                       04/15/05              6,700
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director John C. East --- For
                 1.2     Elect Director James R. Fiebiger ---
                         Withhold
                 1.3     Elect Director Jacob S. Jacobsson --- For
                 1.4     Elect Director J. Daniel Mccranie ---
                         Withhold
                 1.5     Elect Director Henry L. Perret --- Withhold
                 1.6     Elect Director Robert G. Spencer ---
                         Withhold
                 2       Amend Omnibus Stock Plan                      For      For                 Mgmt
                 3       Amend Qualified Employee Stock Purchase Plan  For      For                 Mgmt
                 4       Ratify Auditors                               For      For                 Mgmt

06/03/05 - A     OAKLEY, INC. *OO*                        673662102                       03/31/05             36,537
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt

06/07/05 - A     KERR-MCGEE CORP. *KMG*                   492386107                       03/11/05              2,700
                 1       Elect Directors                               For      For                 Mgmt
                 2       Ratify Auditors                               For      For                 Mgmt
                 3       Approve Omnibus Stock Plan                    For      For                 Mgmt
                 4       Increase Authorized Common Stock              For      For                 Mgmt
                 5       Establish Office of the Board of Directors    Against  Against             ShrHoldr

06/09/05 - A     AMERICAN POWER CONVERSION CORP. *APCC*   029066107                       04/13/05             18,195
                 1       Fix Number of Directors                       For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                           Page 11

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
                 2       Elect Directors                               For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

06/10/05 - A     CHESAPEAKE ENERGY CORP. *CHK*            165167107                       04/26/05             12,700
                 1       Elect Directors                               For      For                 Mgmt
                 2       Approve Omnibus Stock Plan                    For      For                 Mgmt
                 3       Approve Stock Option Plan                     For      Against             Mgmt

06/15/05 - A     CELGENE CORP. *CELG*                     151020104                       04/28/05              7,200
                 1       Elect Directors                               For      For                 Mgmt
                 2       Amend Omnibus Stock Plan                      For      For                 Mgmt
                 3       Amend Non-Employee Director Stock Option      For      For                 Mgmt
                         Plan
                 4       Ratify Auditors                               For      For                 Mgmt

06/22/05 - A     FIDELITY NATIONAL FINANCIAL, INC.        316326107                       04/25/05              5,450
                 *FNF*
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director William P. Foley, Ii --- For
                 1.2     Elect Director Frank P. Willey --- For
                 1.3     Elect Director Terry N. Christensen ---
                         Withhold
                 1.4     Elect Director Thomas M. Hagerty --- For
                 2       Ratify Auditors                               For      For                 Mgmt

06/29/05 - A     THE MENS WEARHOUSE, INC. *MW*            587118100                       05/11/05              9,430
                 1       Elect Directors                               For      Split               Mgmt
                 1.1     Elect Director George Zimmer --- For
                 1.2     Elect Director David H. Edwab --- For
                 1.3     Elect Director Rinaldo S. Brutoco --- For
                 1.4     Elect Director Michael L. Ray, Ph.D. --- For
                 1.5     Elect Director Sheldon I. Stein --- For
                 1.6     Elect Director Kathleen Mason --- Withhold
                 1.7     Elect Director Deepak Chopra, M.D. --- For
                 1.8     Elect Director William B. Sechrest --- For

Mgmt Rec - Company Management Recommended Vote                           Page 12

                               VOTE SUMMARY REPORT
                           Apr 01, 2005 - Jun 30, 2005

FRONTEGRA IRONBRIDGE SMID FUND IM- IRONBRIDGE

Mtg              Company/                                              Mgmt     Vote      Record               Shares
Date/Type        Ballot Issues                            Security     Rec      Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------------
06/30/05 - A     LIFEPOINT HOSPITALS, INC. *LPNT*         53219L109                       05/16/05             5,800
                 1       Elect Directors                               For      For                 Mgmt
                 2       Amend Omnibus Stock Plan                      For      For                 Mgmt
                 3       Ratify Auditors                               For      For                 Mgmt

Mgmt Rec - Company Management Recommended Vote                           Page 13

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:      /s/ William D. Forsyth
   ----------------------------------
    William D. Forsyth, Co-President
      (Principal Executive Officer)

Date:           8/26/05
     --------------------------------